UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	July 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 95.0%
Banks — 10.5%
750,370	BNP Paribas SA - ADR	$24,514,588
300,635	Citigroup, Inc.	17,575,122
343,550	DBS Group Holdings Ltd. - ADR	20,692,017
445,895	HSBC Holdings Plc - ADR	20,096,488
1,976,945	KeyCorp	29,337,864
225,545	Morgan Stanley	8,760,168
1,264,100	Siam Commercial Bank Public Co. Ltd.	5,451,644
		126,427,891
Consumer Discretionary — 17.0%
190,000	Accor SA.	9,322,215
465,100	Bridgestone Corp. - ADR	8,785,739
347,400	Dollar General Corp.	27,920,538
2,319,080	Kingfisher Plc	13,063,046
173,045	Macy’s, Inc.	11,950,488
255,950	NIKE, Inc. - Class B	29,490,559
1,155,270	Nissan Motor Co. Ltd.	11,171,913
517,005	Pandora A/S - ADR	14,507,160
108,110	PVH Corp.	12,545,084
118,715	Royal Caribbean Cruises Ltd.(b)	10,666,543
235,540	Sky Plc - ADR	16,779,870
177,240	Tata Motors Ltd. - ADR	5,256,938
171,920	Viacom, Inc. - Class B	9,799,439
262,155	Yum! Brands, Inc.	23,006,723
		204,266,255
Consumer Staples — 8.4%
186,265	CVS Health Corp.	20,949,225
877,210	J Sainsbury Plc - ADR	14,588,002
222,580	PepsiCo, Inc.	21,445,583
344,655	Svenska Cellulosa AB SCA - ADR	9,822,668
433,190	Unilever NV	19,415,384
607,385	Wilmar International Ltd. - ADR	14,358,581
		100,579,443
Diversified Financials — 4.1%
358,255	Discover Financial Services	19,994,212
612,870	ING Groep NV	10,426,073
1,219,910	ORIX Corp.	18,239,345
		48,659,630
Energy — 5.6%
169,590	Cameron International Corp.(b)	8,557,511
133,185	China Petroleum & Chemical Corp. - ADR	10,016,844
456,270	ConocoPhillips	22,968,632
901,150	Encana Corp.	6,848,974
506,990	ENI SpA	8,886,551
158,435	Valero Energy Corp.	10,393,335
		67,671,847
Shares		Value
Health Care — 13.3%
97,085	Aetna, Inc.	$10,967,692
390,335	AstraZeneca Plc	26,333,212
295,885	Mylan, Inc.(b)	16,566,601
796,350	Pfizer, Inc.	28,716,381
242,170	Thermo Fisher Scientific, Inc.	33,789,980
79,010	Valeant Pharmaceuticals International, Inc.(b)	20,257,394
227,035	Zimmer Holdings, Inc.	23,627,532
		160,258,792
Industrials — 8.3%
60,440	Cummins, Inc.	7,828,793
123,900	Illinois Tool Works, Inc.	11,085,333
330,290	Itochu Corp. - ADR	8,102,014
256,370	Nielsen Holdings NV	12,423,690
293,535	Raytheon Co.	32,021,733
194,600	Union Pacific Corp.	18,991,014
143,045	United Rentals, Inc.(b)	9,582,585
		100,035,162
Information Technology — 15.3%
386,975	Apple, Inc.	46,940,068
119,580	Atos SE	9,103,703
172,655	Avago Technologies Ltd.	21,606,047
476,960	CDW Corp.	17,137,173
324,505	Hitachi Ltd. - ADR	21,105,805
2,092,720	Nokia Oyj	14,778,252
258,580	NXP Semiconductor NV(b)	25,079,674
884,070	Telefonaktiebolaget LM Ericsson - B Shares	9,458,911
489,915	Teradata Corp.(b)	18,180,746
		183,390,379
Insurance — 2.6%
104,380	ACE Ltd.	11,353,413
163,100	American International Group, Inc.	10,457,972
1,145,929	RSA Insurance Group Plc - ADR	9,385,159
		31,196,544
Materials — 1.5%
207,140	Rio Tinto Ltd.	8,003,490
730,615	Sumitomo Metal Mining Co. Ltd. - ADR	9,790,241
		17,793,731
Real Estate — 1.0%
904,890	Wharf Holdings Ltd. - ADR	11,437,810
Telecommunication Services — 2.6%
265,845	China Telecom Corp. Ltd. - ADR	14,802,250
791,063	KDDI Corp. - ADR	10,006,947
462,320	Tim Participacoes SA - ADR	6,292,175
		31,101,372

1

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
Utilities — 4.8%
388,350	American Water Works Co., Inc.	$20,159,249
279,820	Edison International	16,791,998
345,940	Electric Power Development Co. Ltd.	11,960,729
412,590	Tokyo Gas Co. Ltd. - ADR	8,903,692
		57,815,668
Total Common Stocks (Cost $1,010,569,738)		1,140,634,524

Shares
INVESTMENT COMPANY — 5.2%
61,974,600	SEI Daily Income Trust Government II Fund, Class A, 0.01%(c)	61,974,600
Total Investment Company (Cost $61,974,600)		61,974,600
TOTAL INVESTMENTS — 100.2% (Cost $1,072,544,338)(a)		1,202,609,124
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,987,252)
NET ASSETS — 100.0%		$1,200,621,872

(a)	Cost for federal income tax purposes is $1,072,586,898 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$182,238,378
	Unrealized depreciation	(52,216,152)
	Net unrealized appreciation	$130,022,226
(b)	Non-income producing security.
(c)	Rate shown represents current yield at July 31, 2015.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	10.5%
Consumer Discretionary	17.0%
Consumer Staples	8.4%
Diversified Financials	4.1%
Energy	5.6%
Health Care	13.3%
Industrials	8.3%
Information Technology	15.3%
Insurance	2.6%
Materials	1.5%
Real Estate	1.0%
Telecommunication Services	2.6%
Utilities	4.8%
Other*	5.0%
100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	July 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 86.5%
ARGENTINA — 0.2%
243,000	MercadoLibre, Inc.	$31,757,670
BELGIUM — 0.2%
433,000	UCB SA	33,506,688
BRAZIL — 0.4%
854,500	AMBEV SA - ADR(b)	4,853,560
640,620	Banco Bradesco SA - ADR	5,086,523
1,015,500	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	3,084,508
157,700	Cia Brasileira de Distribuicao - ADR	3,428,398
2,467,740	Cielo SA	31,488,649
480,920	Itau Unibanco Holding SA - ADR	4,174,386
		52,116,024
CANADA — 0.8%
723,000	Canadian Pacific Railway Ltd.	116,389,815
CHILE — 0.0%
186,400	Banco Santander Chile - ADR	3,763,416
CHINA — 1.8%
158,200	51Job, Inc. - ADR(b)	4,834,591
918,200	Alibaba Group Holding Ltd. - ADR(b)	71,931,788
1,082,000	Anhui Conch Cement Co. Ltd. - H Shares	3,363,673
398,400	Baidu, Inc. - ADR(b)	68,787,744
32,700	CNOOC Ltd. - ADR	4,010,655
83,200	Ctrip.com International Ltd. - ADR(b)	5,955,456
644,000	ENN Energy Holdings Ltd.	4,278,214
1,860,000	Jiangsu Expressway Co. Ltd. - H Shares	2,320,111
20,100,000	Sinopharm Group Co. Ltd. - H Shares	77,264,812
466,600	Tencent Holdings Ltd.	8,709,289
860,000	Tingyi Cayman Islands Holding Corp.	1,655,148
2,571,000	Want Want China Holdings Ltd.	2,663,097
		255,774,578
COLUMBIA — 0.0%
74,800	Bancolombia SA - ADR	2,887,280
CZECH REPUBLIC — 0.0%
23,088	Komercni Banka AS	5,161,876
DENMARK — 0.7%
1,705,000	Novo Nordisk A/S - Class B	99,968,653
EGYPT — 0.0%
290,800	Commercial International Bank Egypt SAE - GDR	2,095,010
FINLAND — 1.7%
4,870,000	Sampo Oyj - A Shares(f)	240,681,354
Shares		Value
FRANCE — 1.5%
1,125,000	L’Oreal SA	$210,472,632
GEORGIA — 0.0%
110,860	Bank of Georgia Holdings Plc	3,455,557
GERMANY — 0.6%
876,000	Bayerische Motoren Werke AG	87,836,668
HONG KONG — 1.3%
1,761,600	AIA Group Ltd.	11,475,407
258,812	ASM Pacific Technology Ltd.	2,343,640
1,189,249	China Merchants Holdings International Co. Ltd.	4,349,060
130,400	China Mobile Ltd. - ADR	8,476,000
2,875,718	Jardine Matheson Holdings Ltd.(f)	156,036,459
1,284,400	Sands China Ltd.	5,682,819
2,976,775	Sino Biopharmaceutical Ltd.	3,452,035
		191,815,420
HUNGARY — 0.0%
203,317	Richter Gedeon	3,267,771
INDIA — 2.1%
1,453,221	Ambuja Cements Ltd.	5,265,014
2,618,000	Asian Paints Ltd.	36,045,466
890,900	Axis Bank Ltd.	7,968,582
1,082,100	Bharti Airtel Ltd.(b)	7,067,938
1,414,453	Dabur India Ltd.	6,470,223
126,233	Eicher Motors Ltd.	37,546,512
4,806,300	Housing Development Finance Corp.	100,476,378
6,847,000	ITC Ltd.	34,812,612
73,600	Maruti Suzuki India Ltd.	4,971,985
5,136,000	Motherson Sumi Systems Ltd.(f)	27,831,461
506,100	Sun Pharmaceutical Industries Ltd.	6,491,396
5,445,000	Titan Co. Ltd.(f)	27,484,774
		302,432,341
INDONESIA — 0.1%
6,479,000	Astra International Tbk PT	3,185,019
7,452,262	Bank Rakyat Indonesia Persero Tbk PT	5,508,972
1,081,515	Semen Indonesia Persero Tbk PT	807,489
		9,501,480
JAPAN — 3.7%
7,770,000	Astellas Pharma, Inc.	117,049,986
372,000	FANUC Corp.	62,072,538
5,622,000	KDDI Corp.	142,914,520
3,840,000	Nomura Research Institute Ltd.(f)	157,708,476
380,000	Ono Pharmaceutical Co. Ltd.	45,838,544
		525,584,064
LUXEMBOURG — 0.0%
148,600	Tenaris SA - ADR	3,737,290

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
MEXICO — 0.1%
28,000	Fomento Economico Mexicano SAB de CV - ADR	$2,537,920
36,100	Grupo Aeroportuario del Sureste SAB de CV - ADR	5,400,921
1,246,600	Grupo Financiero Banorte SAB de CV - Series O	6,585,607
145,400	Grupo Televisa SAB - ADR	5,068,644
		19,593,092
NETHERLANDS — 3.2%
697,000	ASML Holding NV	69,121,490
785,000	Core Laboratories NV(b)	86,059,550
333,000	Koninklijke Vopak NV	17,408,131
253,969	Nostrum Oil & Gas Plc	2,054,438
17,291,165	Reed Elsevier NV(f)	288,078,473
		462,722,082
NIGERIA — 0.0%
21,734,682	Zenith Bank Plc	1,752,304
PERU — 0.1%
40,700	CrediCorp Ltd.	5,368,330
POLAND — 0.0%
111,286	Bank Pekao SA	4,695,307
RUSSIA — 0.1%
122,700	Lukoil OAO - ADR	5,018,430
119,600	Magnit PJSC Sponsored - GDR	6,488,300
1,047,600	Sberbank of Russia - ADR	5,133,240
		16,639,970
SINGAPORE — 0.5%
3,224,444	Jardine Cycle & Carriage Ltd.(f)	69,455,349
SOUTH AFRICA — 0.6%
258,700	Aspen Pharmacare Holdings Ltd.	7,587,429
628,780	Discovery Ltd.	6,752,417
165,659	Massmart Holdings Ltd.	1,761,320
461,700	Naspers Ltd. - Class N	64,600,225
118,800	Sasol Ltd.	4,120,823
304,900	Standard Bank Group Ltd.	3,670,297
		88,492,511
SOUTH KOREA — 0.1%
132,273	Hankook Tire Co. Ltd.	4,589,398
3,300	NAVER Corp.	1,474,939
23,200	Samsung Electronics Co. Ltd. - GDR	11,747,211
		17,811,548
SWEDEN — 1.9%
3,780,700	Investor AB - B Shares	145,894,460
10,000,000	Nordea Bank AB	124,612,397
		270,506,857
SWITZERLAND — 2.5%
173,100	Coca-Cola HBC AG - CDI	3,616,894
Shares		Value
SWITZERLAND (continued)
2,343,000	Nestle SA	$177,488,979
608,097	Roche Holding AG	175,638,904
		356,744,777
TAIWAN — 0.3%
529,000	Advantech Co. Ltd.	3,568,947
234,150	Airtac International Group	1,075,392
570,000	Delta Electronics, Inc.	2,807,437
411,000	Hiwin Technologies Corp.	2,545,033
2,185,000	Hon Hai Precision Industry Co., Ltd.	6,277,165
78,000	Largan Precision Co. Ltd.	7,918,217
390,000	MediaTek, Inc.	4,101,167
3,186,000	Taiwan Semiconductor Manufacturing Co. Ltd.	14,077,475
		42,370,833
THAILAND — 0.7%
3,116,000	Airports of Thailand Public Co. Ltd.	25,992,453
45,561,000	CP ALL Public Co. Ltd.(f)	62,049,312
1,293,600	Siam Commercial Bank Public Co. Ltd.	5,578,868
		93,620,633
TURKEY — 0.1%
1,036,069	Arcelik AS	5,458,701
1,441,700	Turkiye Garanti Bankasi AS	4,266,154
		9,724,855
UNITED ARAB EMIRATES — 0.0%
185,700	MHP SA - GDR	1,857,000
UNITED KINGDOM — 3.3%
3,497,000	ARM Holdings Plc	54,993,036
994,768	ASOS Plc(b)	52,818,166
223,200	Hikma Pharmaceuticals Plc	8,347,997
4,128,000	Rolls-Royce Holdings Plc	51,185,009
14,253,216	Rotork Plc	47,610,884
151,700	SABMiller Plc	7,932,374
8,098,800	Sky Plc(f)	144,181,028
1,635,712	Wolseley Plc(f)	108,715,396
		475,783,890
UNITED STATES — 57.9%
1,534,962	Altria Group, Inc.	83,471,234
3,708,165	Apple, Inc.	449,800,415
2,982,973	Applied Materials, Inc.	51,784,411
657,375	AT&T, Inc.	22,837,221
2,550,000	Automatic Data Processing, Inc.	203,413,500
232,880	AutoZone, Inc.(b)	163,234,907
2,851,657	Bank of New York Mellon Corp. (The)	123,761,914
2,259,900	Baxalta, Inc.(b)	74,192,517
2,259,900	Baxter International, Inc.	90,576,792
1,390,000	Becton Dickinson and Co.	211,488,500

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
631,000	Berkshire Hathaway, Inc. - Class B(b)	$90,068,940
211,000	Biogen Idec, Inc.(b)	67,262,580
568,000	BioMarin Pharmaceutical, Inc.(b)	83,081,360
1,765,000	Bristol-Myers Squibb Co.	115,854,600
639,000	Cerner Corp.(b)	45,829,080
905,800	CH Robinson Worldwide, Inc.	63,541,870
2,594,000	Charles Schwab Corp. (The)	90,478,720
4,409,200	Coca-Cola Co. (The)	181,129,936
2,244,400	Colgate-Palmolive Co.	152,664,088
3,695,900	Discovery Communications, Inc. - Class A(b)	122,038,618
23,840	Discovery Communications, Inc. - Class C(b)	722,352
5,021,993	EMC Corp.	135,041,392
530,700	F5 Networks, Inc.(b)	71,188,098
1,239,000	Facebook, Inc. - Class A(b)	116,478,390
1,852,600	Fluor Corp.	86,609,050
813,000	FMC Technologies, Inc.(b)	26,633,880
3,485,600	Gap, Inc. (The)	127,154,688
1,676,900	Gilead Sciences, Inc.	197,639,434
62,000	Google, Inc. - Class A(b)	40,765,000
53,170	Google, Inc. - Class C(b)	33,263,684
3,959,100	Hewlett-Packard Co.	120,831,732
161,000	Illumina, Inc.(b)	35,307,300
1,240,000	Ingersoll-Rand Plc	76,136,000
1,783,000	Johnson & Johnson	178,674,430
2,068,698	JPMorgan Chase & Co.	141,767,874
485,000	Kansas City Southern	48,107,150
2,049,600	Kraft Heinz Co The	162,881,712
954,000	Las Vegas Sands Corp.	53,462,160
281,000	Linkedin Corp.(b)	57,116,060
1,226,224	Lockheed Martin Corp.	253,950,990
239,000	Markel Corp.(b)(f)	212,650,250
2,661,500	Mastercard, Inc. - Class A	259,230,100
5,437,900	Mattel, Inc.	126,213,659
931,756	Medidata Solutions, Inc.(b)(f)	50,128,473
2,016,500	Medtronic Plc	158,073,435
2,801,500	Merck & Co., Inc.	165,176,440
634,000	Monsanto Co.	64,598,260
607,000	NIKE, Inc. - Class B	69,938,540
690,000	NVIDIA Corp.	13,765,500
1,298,963	Occidental Petroleum Corp.	91,187,203
3,549,120	Oracle Corp.	141,751,853
1,876,200	PepsiCo, Inc.	180,771,870
1,818,900	Philip Morris International, Inc.	155,570,517
1,561,483	PNC Financial Services Group, Inc. (The)	153,306,401
1,126,900	Praxair, Inc.	128,624,366
167,300	Priceline Group, Inc. (The)(b)	208,049,261
1,856,300	Range Resources Corp.	73,026,842
168,000	Regeneron Pharmaceuticals, Inc.(b)	93,014,880
470,000	Rockwell Automation, Inc.	54,886,600
2,958,378	Schlumberger Ltd.	245,012,866
Shares		Value
UNITED STATES (continued)
4,087,700	Texas Instruments, Inc.	$204,303,246
1,379,700	United Technologies Corp.	138,397,707
5,021,238	US Bancorp	227,010,170
1,618,000	Visa, Inc. - Class A	121,900,120
911,622	Wal-Mart Stores, Inc.	65,618,552
1,195,000	Walt Disney Co. (The)	143,400,000
4,281,000	Wells Fargo & Co.	247,741,470
1,017,000	Workday, Inc. - Class A(b)	85,763,610
		8,329,354,770
Total Common Stocks (Cost $10,601,443,472)		12,448,699,695
PREFERRED STOCKS — 0.0%
SOUTH KOREA — 0.0%
6,100	Samsung Electronics Co. Ltd. - GDR	2,397,983
Total Preferred Stocks (Cost $2,996,268)		2,397,983
PARTICIPATION NOTES — 0.1%
UNITED KINGDOM — 0.1%
129,100	HSBC Bank Plc (Jarir Marketing) due 1/15/18(g)	7,503,047
76,100	HSBC Bank Plc (Qatar National Bank), due 9/12/16(g)	3,844,709
Total Participation Notes (Cost $12,234,299)		11,347,756

Principal
Amount		Value
U.S. GOVERNMENT AGENCIES — 1.0%
Federal Farm Credit Bank — 0.2%
$15,000,000	0.05%, 08/10/15(c)	14,999,854
15,000,000	0.05%, 08/20/15(c)	14,999,646
Federal Home Loan Bank — 0.8%
4,300,000	0.06%, 08/26/11(c)	4,299,835
14,000,000	0.05%, 09/02/11(c)	13,999,417
18,000,000	0.06%, 09/16/11(c)	17,998,240
2,500,000	0.05%, 08/12/15(c)	2,499,967
8,600,000	0.05%, 08/17/15(c)	8,599,833
7,100,000	0.05%, 08/20/15(c)	7,099,816
15,000,000	0.00%, 08/21/15(c)	14,999,588
12,000,000	0.04%, 08/25/15(c)	11,999,707
12,515,000	0.05%, 08/28/15(c)	12,514,609
13,235,000	0.06%, 08/28/15(c)	13,234,493
100,000	0.08%, 08/28/15(c)	99,994

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount		Value
Federal Home Loan Bank (continued)
$150,000	0.10%, 08/28/15(c)	$149,990
2,000,000	0.00%, 09/15/15(c)	1,999,787
Total U.S. Government Agencies (Cost $139,494,776)		139,494,776

Shares
EXCHANGE TRADED FUNDS — 12.1%
7,350,000	iShares MSCI EMU	284,371,500
29,673,000	iShares MSCI Japan Index Fund	383,671,890
7,750,000	WisdomTree Europe Hedged Equity Fund	497,085,000
297,000	SPDR S&P 500 ETF Trust	62,518,500
9,095,000	WisdomTree Japan Hedged Equity Fund	522,507,750
Total Exchange Traded Funds (Cost $1,707,014,204)		1,750,154,640
INVESTMENT COMPANY — 1.4%
197,315,200	Federated Government Obligations Fund, 0.02%(d)	197,315,200
Total Investment Company (Cost $197,315,200)		197,315,200
TOTAL INVESTMENTS — 101.1% (Cost $12,660,498,219)(a)		14,549,410,050
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(152,309,717)
NET ASSETS — 100.0%		$14,397,100,333

(a)	Cost for federal income tax purposes is $12,670,020,599 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$2,267,268,740
Unrealized depreciation	(387,879,289)
Net unrealized appreciation	$1,879,389,451
(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at July 31, 2015.
(f)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $1,327,991,384 or 9.22% of net assets.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $11,347,756, which is less than 0.08% of net assets.

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

GDR-Global Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	6.5%
Consumer Discretionary	11.2%
Consumer Staples	10.4%
Diversified Financials	4.1%
Energy	3.9%
Health Care	14.9%
Industrials	9.3%
Information Technology	19.9%
Insurance	3.3%
Materials	1.7%
Telecommunication Services	1.3%
Utilities	0.0%
Other*	13.5%
100%

*	Includes cash and equivalents, participation notes, rights/warrants, exchange traded funds, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

6

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments	July 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 91.3%
AUSTRALIA — 1.6%
29,208	Acrux Ltd.	$14,518
135,571	Adelaide Brighton Ltd.	468,723
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	74,963
119,863	Alcyone Resources Ltd.(b)(c)(d)	18
116,574	ALS Ltd.	456,725
13,518	Altium Ltd.	44,464
248,234	Alumina Ltd.	269,449
32,208	Amalgamated Holdings Ltd.	296,635
32,227	Ansell Ltd.	590,322
14,818	AP Eagers Ltd.	113,620
16,395	APA Group	108,694
298,227	APN News & Media Ltd.(d)	155,862
48,666	Aquarius Platinum Ltd.(d)	4,624
4,250	Arb Corp Ltd.	44,175
129,172	Aristocrat Leisure Ltd.	809,166
1,547,765	Arrium Ltd.	135,761
455,767	Asciano Ltd.	2,708,455
76,846	ASG Group Ltd.(d)	60,945
14,537	ASX Ltd.	472,318
14,463	Atlas Iron Ltd.	370
87,070	Ausdrill Ltd.	19,093
253,296	Ausnet Services	257,354
28,194	Austal Ltd.	40,805
17,417	Austbrokers Holdings Ltd.	115,597
188,262	Australian Agricultural Co. Ltd.(d)	196,783
141,784	Australian Pharmaceutical Industries Ltd.	164,783
79,053	Automotive Holdings Group Ltd.	254,249
345,689	AWE Ltd.(d)	318,379
106,890	Bank of Queensland Ltd.	1,074,306
5,295	BC Iron Ltd.	1,045
831,937	Beach Energy Ltd.	592,903
81,049	Beadell Resources Ltd.	7,109
11,095	Bega Cheese Ltd.	38,603
342,118	Bendigo & Adelaide Bank Ltd.	3,285,939
163,094	Billabong International Ltd.(d)	71,528
2,067	Blackmores Ltd.	133,713
183,375	BlueScope Steel Ltd.	486,558
385,623	Boral Ltd.	1,871,627
20,608	Bradken Ltd.	17,775
15,029	Breville Group Ltd.	75,141
17,433	Brickworks Ltd.	189,866
95,161	Brookside Energy Ltd.(b)(c)(d)	626
17,980	BT Investment Management Ltd.	127,745
53,909	Cabcharge Australia Ltd.	131,612
255,734	Cape Lambert Resources Ltd.	3,365
58,430	Cardno Ltd.	122,576
279,117	Carnarvon Petroleum Ltd.(d)	23,462
16,047	carsales.com Ltd.	127,266
Shares		Value
AUSTRALIA (continued)
129,012	Cash Converters International Ltd.(b)	$66,011
9,912	Cedar Woods Properties Ltd.	38,182
80,706	Challenger Ltd.	422,974
3,782,774	Charter Hall Retail REIT	11,917,247
18,195	Cimic Group Ltd.	316,532
84,396	Coal of Africa Ltd.(c)(d)	5,120
84,239	Coca-Cola Amatil Ltd.	571,412
14,586	Cochlear Ltd.	973,089
119,759	Coffey International Ltd.(d)	14,006
66,242	Computershare Ltd.	598,467
6,689	Corporate Travel Management Ltd.	52,365
2,295,393	Costa Group Holdings Ltd.(d)	3,523,422
438,006	Costa Group Holdings Ltd.(d)	672,338
14,117	Credit Corp. Group Ltd.	139,304
28,009	CSG Ltd.	34,395
185,575	CSR Ltd. - Placement Shares	507,317
16,210	Decmil Group Ltd.	12,856
7,518	Devine Ltd.(d)	3,572
23,943	Dick Smith Holdings Ltd.	35,002
15,520	Domino’s Pizza Enterprises Ltd.	458,993
234,808	Downer EDI Ltd.	780,931
131,193	Drillsearch Energy Ltd.(d)	84,868
22,605	DUET Group	36,351
12,521	DUET Group Placement Shares(c)(d)	20,135
51,932	DuluxGroup Ltd.	230,795
399,693	Echo Entertainment Group Ltd.	1,466,623
22,445	Elders Ltd.(d)	67,429
399,090	Emeco Holdings Ltd.(d)	23,629
37,250	Energy Resources of Australia Ltd.(d)	10,347
131,257	Energy World Corp. Ltd.(d)	30,702
17	Equity Trustees Ltd.	291
6,453	ERM Power Ltd.	10,141
26,509	Eservglobal Ltd.(d)	6,685
200,585	Evolution Mining Ltd.	146,618
539,780	Fairfax Media Ltd.	335,370
497,336	FAR Ltd.(d)	26,538
16,777	Finbar Group Ltd.	15,636
2,582	Fleetwood Corp. Ltd.	3,350
9,044	Flight Centre Travel Group Ltd.	235,474
23,059	Folkestone Education Trust REIT	38,261
386,698	Fortescue Metals Group Ltd.	524,329
18,176	G.U.D. Holdings Ltd.	124,222
50,982	G8 Education Ltd.	126,702
57,126	GrainCorp Ltd. - Class A	372,884
8,030	Greencross Ltd.	35,511
180,274	Gunns Ltd.(b)(c)(d)	0
66,510	GWA Group Ltd.	118,136
28,670	Hansen Technologies Ltd.	61,612
241,775	Harvey Norman Holdings Ltd.	788,197
1,000	HFA Holdings Ltd.	1,725
134,061	Hillgrove Resources Ltd.(d)	18,618

7

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
AUSTRALIA (continued)
72,090	Hills Ltd.	$27,928
157,057	Horizon Oil Ltd.(d)	10,562
74,364	iiNET Ltd.	510,951
59,560	Iluka Resources Ltd.	343,059
104,051	Imdex Ltd.(d)	18,634
12,050	IMF Bentham Ltd.	15,414
430,127	Incitec Pivot Ltd.	1,138,134
105,134	Independence Group NL	290,485
72,251	Infigen Energy(d)	14,259
40,796	Infomedia Ltd.	31,311
782,895	Invocare Ltd.	7,731,204
53,982	IOOF Holdings Ltd.	364,594
34,010	Iress Ltd.	258,540
21,267	JB Hi-Fi Ltd.	300,177
89,162	Kingsgate Consolidated Ltd.(d)	41,711
392,774	Lynas Corp. Ltd.(d)	10,048
38,545	M2 Group Ltd.	311,047
72,852	MACA Ltd.	38,075
328,362	Macmahon Holdings Ltd.(d)	19,441
24,272	Macquarie Atlas Roads Group	60,676
1,285	Macquarie Telecom Group Ltd.(d)	5,786
16,274	Magellan Financial Group Ltd.	220,543
1,743	Maverick Drilling & Exploration Ltd.(d)	121
34,583	Mayne Pharma Group Ltd.(d)	29,576
18,709	McMillan Shakespeare Ltd.	194,874
96,628	Medibank Pvt Ltd.(d)	147,617
78,594	Medusa Mining Ltd.(d)	31,597
10,438	Melbourne IT Ltd.	15,107
330,905	Metcash Ltd.	278,157
97,605	Mincor Resources NL	29,251
96,416	Mineral Resources Ltd.	381,977
114,819	MMA Offshore Ltd.	45,740
920,000	MMG Ltd.(d)	250,403
13,431	Monadelphous Group Ltd.	83,939
59,782	Mortgage Choice Ltd.	99,631
299,441	Mount Gibson Iron Ltd.	41,587
360,572	Myer Holdings Ltd.	332,086
1,050	MyState Ltd.	3,623
24,976	Navitas Ltd.	75,398
128,661	New Hope Corp. Ltd.	179,626
94,155	Newcrest Mining Ltd.(d)	775,632
52,364	Newsat Ltd.(b)(c)(d)	3,301
536,185	Nexus Energy Ltd.(b)(d)	0
127,143	NIB Holdings Ltd.	330,850
25,509	Nine Entertainment Co. Holdings Ltd.	28,528
69,743	Noble Mineral Resources Ltd.(b)(c)(d)	0
150,444	Northern Star Resources Ltd.	228,732
120,369	NRW Holdings Ltd.	16,277
41,135	Nufarm Ltd.	232,122
170,332	OceanaGold Corp.	294,338
34,121	Orica Ltd.	479,112
6,370	Orocobre Ltd.(d)	9,219
Shares		Value
AUSTRALIA (continued)
24,016	Orora Ltd.	$40,902
96,277	OZ Minerals Ltd.	261,790
23,610	OzForex Group Ltd.	38,657
472,664	Pacific Brands Ltd.(d)	145,108
2,105,155	Pact Group Holdings Ltd.	6,955,218
282,338	Paladin Energy Ltd.(d)	42,307
174,602	Panoramic Resources Ltd.	52,326
19,902	Peet Ltd.	16,075
4,407	Perpetual Ltd.	144,475
105,771	Perseus Mining Ltd.(d)	24,354
48,159	Platinum Asset Mangement Ltd.	266,830
67,411	Platinum Australia Ltd.(b)(c)(d)	54
85,726	PMP Ltd.(d)	34,464
24,941	Premier Investments Ltd.	243,197
130,737	Primary Health Care Ltd.	439,587
54,609	Prime Media Group Ltd.	25,946
61,450	Programmed Maintenance Services Ltd.	107,351
372,464	Qantas Airways Ltd.(d)	1,020,948
67,738	Qube Holdings Ltd.	120,812
31,502	RCG Corp Ltd.	28,322
47,987	RCR Tomlinson Ltd.	64,891
6,531	REA Group Ltd.	207,232
30,974	Reckon Ltd.	47,998
8,498	Reece Australia Ltd.	204,984
99,706	Regis Resources Ltd.(d)	94,744
570	Reject Shop Ltd. (The)	2,642
51,024	Resolute Mining Ltd.(d)	8,951
27,877	Retail Food Group Ltd.	108,812
101,020	Ridley Corp. Ltd.	99,685
4,191	Ruralco Holdings Ltd.	11,702
34,014	SAI Global Ltd.	111,633
10,681	Sandfire Resources NL	47,000
40,866	Santos Ltd.	221,046
383,311	Saracen Mineral Holdings Ltd.(d)	107,870
55,405	Seek Ltd.	611,525
11,618	Select Harvests Ltd.	112,012
182,455	Senex Energy Ltd.(d)	31,341
16,377	Servcorp Ltd.	72,184
19,063	Seven Group Holdings Ltd.	77,195
605,110	Seven West Media Ltd.	400,287
5,711,851	Shopping Centres Australasia Property Group REIT	8,934,678
212,165	Sigma Pharmaceuticals Ltd.	134,922
6,488	Silex Systems Ltd.(d)	2,110
9,054	Sirtex Medical Ltd.	204,100
75,905	Skilled Group Ltd.	85,444
74,485	Slater & Gordon Ltd.	186,202
12,014	SMS Management & Technology Ltd.	31,350
16,155	Sonic Healthcare Ltd.	244,082
182,994	Southern Cross Media Group Ltd.	129,078
98,163	Spark Infrastructure Group	138,841
189,721	St Barbara Ltd.(d)	70,032

8

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
AUSTRALIA (continued)
74,283	Steadfast Group Ltd.	$88,504
137,375	STW Communications Group Ltd.	75,813
318,101	Sundance Energy Australia Ltd.(d)	116,258
63,254	Sunland Group Ltd.	76,520
22,520	Super Retail Group Ltd.	151,935
298,223	Tabcorp Holdings Ltd.	1,057,234
78,791	Tap Oil Ltd.(d)	20,445
39,376	Tassal Group Ltd.	108,220
341,492	Tatts Group Ltd.	993,463
42,660	Technology One Ltd.	124,418
523,796	Ten Network Holdings Ltd.(d)	80,403
69,352	TFS Corp. Ltd.	74,519
58,736	Thorn Group Ltd.	111,197
190,524	Tiger Resources Ltd.(d)	10,306
188,636	Toro Energy Ltd.(d)	8,549
66,000	Tox Free Solutions Ltd.	139,904
38,929	TPG Telecom Ltd.	270,609
214,204	Transfield Services Ltd.(d)	201,979
456,872	Transpacific Industries Group Ltd.	237,105
3,507	Treasury Group Ltd.	20,738
239,665	Treasury Wine Estates Ltd.	1,010,808
134,568	Troy Resources Ltd.(d)	29,509
33,081	UGL Ltd.	47,998
144,020	UXC Ltd.	96,323
60,726	Village Roadshow Ltd.	285,413
492,324	Virgin Australia Holdings Ltd.(d)	158,340
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
21,545	Virtus Health Ltd.	84,569
59,457	Vocus Communications Ltd.	268,149
46,065	Washington H. Soul Pattinson & Co. Ltd.	461,296
7,324	Webjet Ltd.	22,217
57,355	Western Areas NL	129,963
131,216	Whitehaven Coal Ltd.(d)	115,095
43,426	Worleyparsons Ltd.	292,029
		88,848,453
AUSTRIA — 0.2%
1,036	Agrana Beteiligungs AG	89,885
401	AMAG Austria Metall AG(e)	14,830
24,805	ams AG	1,076,860
10,618	Andritz AG	593,322
5,240	Austria Technologie & Systemtechnik AG	88,768
6,441	BUWOG AG	129,946
19,561	CA Immobilien Anlagen AG	351,245
827	DO & CO AG	86,302
3,052	EVN AG	34,474
589	Flughafen Wien AG	50,779
1,625	Lenzing AG	118,430
1,068	Mayr Melnhof Karton AG	123,744
Shares		Value
AUSTRIA (continued)
14,426	Oesterreichische Post AG	$644,032
96,715	OMV AG	2,573,111
3,404	Palfinger AG	104,676
44,807	POLYTEC Holding AG	383,832
19,857	Raiffeisen Bank International AG(d)	290,046
6,198	RHI AG	154,007
516	Rosenbauer International AG	44,769
36,341	S IMMO AG	323,682
8,134	Schoeller-Bleckmann Oilfield Equipment AG	459,790
2,386	Semperit AG Holding	99,091
22,305	Strabag SE	541,249
2,205	UNIQA Insurance Group AG	20,826
4,874	Verbund AG	75,449
6,198	Vienna Insurance Group AG Wiener Versicherung Gruppe	213,670
69,490	Voestalpine AG	2,982,482
40,993	Wienerberger AG	676,659
1,597	Wolford AG(d)	39,235
6,441	Zumtobel Group AG	200,897
		12,586,088
BAHAMAS — 0.0%
555	United International Enterprises	92,788
BELGIUM — 0.5%
14,846	Ackermans & van Haaren NV	2,269,602
125,362	Ageas	5,162,264
97,067	AGFA - Gevaert NV(d)	291,775
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
129	Banque Nationale de Belgique	440,784
6,918	Barco NV	457,533
12,559	Bekaert SA	366,892
93,781	BHF Kleinwort Benson Group(d)	551,744
19,040	Bpost SA	538,554
6,094	Cie d’Entreprises CFE	813,836
1,433	Cie Immobiliere de Belgique SA	76,958
2,727	Cie Maritime Belge SA(d)	42,992
1,454	Cofinimmo SA REIT	156,332
27,394	Colruyt SA	1,329,476
23,480	Deceuninck NV	61,115
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
66,513	Delhaize Group	5,996,499
10,300	D’ieteren SA NV	376,575
9,725	Econocom Group SA	90,036
2,295	Elia System Operator SA NV	96,194
6,864	Euronav NV	104,784
8,380	EVS Broadcast Equipment SA	236,526
5,314	Exmar NV	63,555
16,053	Fagron NV	753,867
2,849	Galapagos NV(d)	170,932

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
BELGIUM (continued)
972	Intervest Offices & Warehouses NV REIT	$23,714
13,050	Ion Beam Applications	406,747
151	Jensen-Group NV	3,354
13,835	Kinepolis Group NV	558,694
297	Lotus Bakeries	439,365
10,380	Melexis NV	553,918
25,122	Mobistar SA(d)	543,251
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
31,275	Nyrstar NV(d)	91,812
66,642	Proximus	2,509,669
1,265	RealDolmen(d)	27,355
8,109	Recticel SA	48,180
118	Resilux	21,726
30	Retail Estates NV REIT	2,366
5,564	Sioen Industries NV	101,712
2,522	Sipef NV	129,764
17,583	Telenet Group Holding NV(d)	991,788
20,843	Tessenderlo Chemie NV(d)	816,744
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	0
31,709	Umicore SA	1,388,100
1,563	Van de Velde NV	97,312
6,098	Viohalco SA(d)	15,805
2,031	Warehouses De Pauw CVA REIT	160,443
		29,380,644
BERMUDA — 1.0%
151,229	Archer Ltd.(d)	39,249
286,000	Argo Group International Holdings Ltd.(c)	16,124,680
400,000	Endurance Specialty Holdings Ltd.	27,796,000
14,312	Frontline Ltd.(d)	43,978
80,000	Helen of Troy Ltd.(d)	7,022,400
101,412	Hiscox Ltd.	1,465,711
4,846	Hoegh LNG Holdings Ltd.	77,420
115,000	James River Group Holdings Ltd.	3,156,750
54,709	Seadrill Ltd.	494,618
33,651	Seadrill Ltd.(d)	299,830
197,400	Wilson Sons Ltd. - BDR	1,787,234
		58,307,870
BRAZIL — 0.6%
7,300	AES Tiete SA	37,609
4,900	AES Tiete SA - Preference Shares	26,003
6,300	Aliansce Shopping Centers SA	25,521
47,274	Alpargatas SA - Preference Shares	107,279
283,400	Alupar Investimento SA - Units	1,354,943
2,000	Arezzo Industria e Comercio SA	12,529
45,407	Banco ABC Brasil SA - Preference Shares	136,727
Shares		Value
BRAZIL (continued)
1,754	Banco ABC Brasil SA - Preference Shares(d)	$5,282
15,800	Banco Daycoval SA - Preference Shares	41,669
82,190	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	237,164
16,000	Banco Industrial e Comercial SA - Preference Shares(d)	36,636
34,829	Banco Pan SA - Preference Shares	15,563
22,247	Banco Pine SA - Preference Shares	32,357
16,200	Banco Sofisa SA - Preference Shares	10,929
9,700	Bematech SA	23,655
27,507	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	83,551
18,392	BR Malls Participacoes SA	68,326
25,200	Brasil Brokers Participacoes SA	15,309
12,400	Brasil Insurance Participacoes e Administracao SA	3,404
23,700	Brasil Pharma SA(d)	4,707
98,418	Braskem SA - Class A, Preference Shares	357,863
13,200	Centrais Eletricas Brasileiras SA(d)	22,283
13,800	Centrais Eletricas Brasileiras SA - Preference B Shares	34,420
3,200	Centrais Eletricas Santa Catarina - Preference Shares	12,859
36,400	CETIP SA - Mercados Organizados	376,763
3,600	Cia de Gas de Sao Paulo - Class A, Preference Shares	43,497
5,500	Cia de Saneamento Basico do Estado de Sao Paulo	27,854
2,900	Cia de Saneamento de Minas Gerais-COPASA	10,215
4,000	Cia de Saneamento do Parana - Preference Shares	4,907
1,992	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	24,080
5,100	Cia Energetica de Minas Gerais	14,716
7,500	Cia Energetica de Minas Gerais - Preference Shares	20,525
10,800	Cia Energetica de Sao Paulo - Class B, Preference Shares	59,805
2,075	Cia Energetica do Ceara - Class A, Preference Shares	24,059
11,708	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	28,005
34,400	Cia Hering	119,357
14,000	Cia Paranaense de Energia - Class B, Preference Shares	143,110

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
BRAZIL (continued)
18,300	Cia Providencia Industria e Comercio SA(d)	$47,301
182,500	Cia Siderurgica Nacional SA	231,859
8,420	Contax Participacoes SA - Units	11,042
3,000	Cosan Logistica SA	1,568
20,700	Cosan SA Industria e Comercio	125,749
23,322	CPFL Energia SA	131,052
43,540	Cyrela Brazil Realty SA Empreendimentos e Participacoes	118,007
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,145
18,152	Direcional Engenharia SA	19,934
150,879	Duratex SA	305,816
19,400	EcoRodovias Infraestrutura e Logistica SA	38,982
15,500	EDP - Energias do Brasil SA	58,850
390,320	Embraer SA	2,709,708
14,569	Equatorial Energia SA	148,926
9,000	Estacio Participacoes SA	37,062
61,986	Eternit SA	50,871
69,100	Even Construtora e Incorporadora SA	58,526
25,724	Ez Tec Empreendimentos e Participacoes SA	102,552
174,178	Fibria Celulose SA	2,306,468
451,000	Fleury SA	2,363,043
179,400	GAEC Educacao SA	813,180
108,200	Gafisa SA(d)	81,846
27,600	Gerdau SA	39,740
351,685	Gerdau SA - Preference Shares	594,710
23,400	Gol-Linhas Aereas Inteligentes SA - Preference Shares(d)	38,955
25,600	Grendene SA	134,432
4,500	Guararapes Confeccoes SA	84,613
57,540	Helbor Empreendimentos SA	36,635
17,700	Hypermarcas SA(d)	104,682
332,200	Iguatemi Empresa de Shopping Centers SA	2,329,509
3,800	International Meal Company Alimentacao SA(d)	8,901
9,170	Iochpe-Maxion SA	32,728
30,034	JHSF Participacoes SA	17,017
510,400	JSL SA	1,602,477
1,600	Kepler Weber SA	11,304
25,300	Klabin SA - Units	156,354
182,384	Kroton Educacional SA	508,701
7,200	Light SA	29,755
105,700	Linx SA	1,559,592
23,275	Localiza Rent a Car SA	191,015
17,810	Log-In Logistica Intermodal SA(d)	14,408
22,050	Lojas Americanas SA	84,749
68,300	Lojas Americanas SA - Preference Shares	341,704
32,200	Lojas Renner SA	1,020,841
Shares		Value
BRAZIL (continued)
21,100	LPS Brasil Consultoria de Imoveis SA	$30,812
3,300	M Dias Branco SA	74,020
39,148	Magnesita Refratarios SA(d)	29,956
264,700	Mahle-Metal Leve SA	1,595,645
29,880	Marcopolo SA - Preference Shares	20,072
131,084	Marfrig Global Foods SA(d)	205,205
4,500	Marisa Lojas SA	11,237
27,800	Minerva SA(d)	91,667
90,600	MRV Engenharia e Participacoes SA	206,129
8,450	Multiplan Empreendimentos Imobiliarios SA	114,412
11,300	Multiplus SA	136,764
34,400	Natura Cosmeticos SA	254,387
587,600	Odontoprev SA	1,906,639
2,420	Oi SA(d)	3,435
131,200	Ouro Fino Saude Animal Participacoes SA	1,210,859
16,200	Parana Banco SA - Preference Shares	44,948
66,719	Paranapanema SA(d)	54,561
345,500	PDG Realty SA Empreendimentos e Participacoes(d)	25,227
47,400	Porto Seguro SA	539,764
7,300	Portobello SA	5,799
5,800	Profarma Distribuidora de Produtos Farmaceuticos SA(d)	16,668
16,500	QGEP Participacoes SA	30,408
16,674	Qualicorp SA	98,029
38,309	Raia Drogasil SA	485,695
93,312	Randon Participacoes SA - Preference Shares	88,571
12,900	Restoque Comercio e Confeccoes de Roupas SA	20,458
6,200	Rodobens Negocios Imobiliarios SA	8,601
11,674	Rossi Residencial SA(d)	3,444
518,850	Rumo Logistica Operadora Multimodal SA(d)	137,897
17,250	Santos Brasil Participacoes SA - Units	65,495
16,200	Sao Martinho SA	159,211
6,775	Saraiva SA Livreiros Editores - Preference Shares	8,607
16,000	SLC Agricola SA	82,197
3,200	Smiles SA	51,253
11,100	Somos Educacao SA	41,269
121,173	Sul America SA - Units	606,582
134,153	Suzano Papel e Celulose SA - Class A, Preference Shares	654,319
19,100	Tecnisa SA	18,074
2,800	Tempo Participacoes SA	3,435
2,700	Totvs SA	27,718

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
BRAZIL (continued)
4,500	Transmissora Alianca de Energia Eletrica SA - Units	$27,337
7	Unipar Carbocloro SA - Preference Shares	9
2,203	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	31,997
52,200	Vanguarda Agro SA(d)	12,501
		31,551,103
CAMBODIA — 0.0%
416,000	NagaCorp Ltd.	339,677
CANADA — 1.8%
23,100	5N Plus, Inc.(d)	16,956
2,275	Absolute Software Corp.	13,272
908	Acadian Timber Corp.	13,267
82,684	Advantage Oil & Gas Ltd.(d)	451,400
27,538	Aecon Group, Inc.	231,194
2,700	AG Growth International, Inc.	93,396
33,429	AGF Management Ltd. - Class B	152,595
3,110	AGT Food & Ingredients, Inc.	72,646
9,400	Aimia, Inc.	101,629
2,500	Air Canada(d)	22,499
1,100	Akita Drilling Ltd. - Class A	7,780
40,968	Alamos Gold, Inc.(d)	133,130
3,300	Alaris Royalty Corp.	75,672
2,681	Algoma Central Corp.	35,874
46,800	Algonquin Power & Utilities Corp.	342,810
20,500	AltaGas Ltd.	561,150
4,000	Altus Group Ltd.	50,832
20,500	Amerigo Resources Ltd.(d)	4,232
1,963	Arsenal Energy, Inc.	3,602
8,100	Atco Ltd. - Class I	243,090
79,984	Athabasca Oil Corp.(d)	92,347
11,000	ATS Automation Tooling Systems, Inc.(d)	135,834
18,016	AuRico Metals, Inc.(d)	7,163
2,900	AutoCanada, Inc.	74,437
5,900	Avigilon Corp.(d)	71,864
285,186	B2Gold Corp.(d)	309,641
4,279	Badger Daylighting Ltd.	79,733
147,120	Bankers Petroleum Ltd.(d)	286,849
36,000	Banro Corp.(d)	7,845
34,663	Baytex Energy Corp.	295,675
19,210	Baytex Energy Corp.	165,389
104,572	Bellatrix Exploration Ltd.(d)	204,690
67,000	Birchcliff Energy Ltd.(d)	303,276
6,842	Bird Construction, Inc.	57,337
24,838	Black Diamond Group Ltd.	263,032
57,600	BlackBerry Ltd.(d)	446,583
194,379	BlackPearl Resources, Inc.(d)	141,194
1,600	Boardwalk Real Estate Investment Trust, REIT	70,418
203,200	Bombardier Inc. - Class B	253,252
Shares		Value
CANADA (continued)
85,179	Bonavista Energy Corp.	$319,132
7,737	Bonterra Energy Corp.	142,571
3,200	Boralex, Inc. - Class A	33,986
27,148	Boulder Energy Ltd.(d)	112,092
3,200	BRP, Inc.(d)	68,876
1,185,854	CAE, Inc.	13,437,593
22,613	Calfrac Well Services Ltd.	103,050
28,711	Canaccord Genuity Group, Inc.	154,987
59,431	Canacol Energy Ltd.(d)	113,604
11,200	Canadian Apartment Properties REIT	240,040
45,555	Canadian Energy Services & Technology Corp.	224,666
140,080	Canadian Oil Sands Ltd.	799,019
2,100	Canadian Real Estate Investment Trust	68,274
60,200	Canadian Western Bank	1,132,332
10,832	Canam Group, Inc. - Class A	117,857
33,377	CanElson Drilling, Inc.	91,363
58,900	Canexus Corp.	52,241
44,643	Canfor Corp.(d)	812,063
13,488	Canfor Pulp Products, Inc.	129,120
8,000	CanWel Building Materials Group Ltd.	33,582
15,288	Canyon Services Group, Inc.	64,526
6,900	Capital Power Corp.	115,488
58,401	Capstone Infrastructure Corp.	137,535
199,374	Capstone Mining Corp.(d)	140,249
43,552	Cascades, Inc.	254,082
1,675	Cathedral Energy Services Ltd.	2,472
15,007	CCL Industries, Inc. - Class B	2,099,500
27,957	Celestica, Inc.(d)	374,513
68,207	Centerra Gold, Inc.	341,074
65,595	Cequence Energy Ltd.(d)	32,099
2,955	Cervus Equipment Corp.	31,881
4,700	Chartwell Retirement Residences - Units	42,980
59,855	Chinook Energy, Inc.(d)	39,816
6,000	Cineplex, Inc.	218,557
1,200	Clarke, Inc.	10,570
139,701	Claude Resources, Inc.(d)	69,431
3,297	Clearwater Seafoods, Inc. - Units	28,839
9,100	Cogeco Cable, Inc.	509,255
3,464	Cogeco, Inc.	154,759
9,700	Colliers International Group, Inc.	404,139
28,271	COM DEV International Ltd.	112,189
4,500	Cominar Real Estate Investment Trust	60,489
10,252	Computer Modelling Group Ltd.	102,610
3,297	Constellation Software, Inc.	1,465,972
72,039	Copper Mountain Mining Corp.(d)	43,515
1,912	Corby Spirit and Wine Ltd.	28,932

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
CANADA (continued)
46,922	Corus Entertainment, Inc. - Class B	$504,075
50,217	Cott Corp.	565,582
10,075	Crescent Point Energy Corp.	152,606
77,875	Crew Energy, Inc.(d)	285,813
85,438	Delphi Energy Corp.(d)	65,980
6,900	Descartes Systems Group, Inc. (The)(d)	116,385
27,100	Detour Gold Corp.(d)	262,950
23,169	DH Corp.	763,531
1,071	DHX Media Ltd. - Variable Voting	7,403
1,759	DirectCash Payments, Inc.	18,238
43,862	Dollarama, Inc.	2,610,893
38,640	Dominion Diamond Corp.	480,987
11,696	Dominion Diamond Corp.	145,615
12,800	Dorel Industries, Inc. - Class B	326,398
2,900	Dream Office Real Estate Investment Trust	52,618
44,062	Dundee Precious Metals, Inc.(d)	68,728
683	E-L Financial Corp. Ltd.	376,006
183,999	Eldorado Gold Corp.	633,097
1,800	Emera, Inc.	60,034
19,068	Enbridge Income Fund Holdings, Inc.	502,706
40,500	Endeavour Silver Corp.(d)	56,049
12,473	EnerCare, Inc.	127,796
19,975	Enerflex Ltd.	186,180
936	Energy Fuels, Inc.(d)	3,600
89,806	Enerplus Corp.	570,622
2,342	Enghouse Systems Ltd.	94,640
68,116	Ensign Energy Services, Inc.	527,595
14,642	Epsilon Energy Ltd.(d)	35,266
3,442	Equitable Group, Inc.	141,486
51,113	Essential Energy Services Trust(d)	37,909
1,900	Evertz Technologies Ltd.	22,750
3,224	Exchange Income Corp.	55,219
5,600	Exco Technologies Ltd.	74,504
38	EXFO, Inc.(d)	114
10,800	Extendicare, Inc.	71,265
3,100	Fiera Capital Corp.	29,795
64,714	Finning International, Inc.	1,125,203
7,834	First Capital Realty Inc.	110,875
26,208	First Majestic Silver Corp.(d)	80,356
9,700	FirstService Corp. - Subord Voting Shares	289,995
35,000	Fortuna Silver Mines, Inc.(d)	97,412
1,088	Gamehost, Inc.	9,342
23,321	Genworth MI Canada, Inc.	551,887
24,458	Gibson Energy, Inc.	360,554
5,865	Gluskin Sheff + Associates, Inc.	107,492
2,537	GMP Capital, Inc.	9,971
102,861	Gran Tierra Energy, Inc.(d)	227,295
18,096	Granite Oil Corp.	60,880
Shares		Value
CANADA (continued)
1,295	Granite Real Estate Investment Trust	$39,894
18,452	Great Canadian Gaming Corp.(d)	311,942
5,535	Guardian Capital Group Ltd. - Class A	79,141
5,100	Guyana Goldfields, Inc.(d)	14,155
6,200	Heroux-Devtek, Inc.(d)	54,043
3,040	High Liner Foods, Inc.	55,438
2,065	HNZ Group, Inc.	30,726
10,700	Home Capital Group, Inc.	260,413
41,727	Horizon North Logistics, Inc.	95,715
40,000	HudBay Minerals, Inc.	257,828
43,300	Hudson’s Bay Co.	877,356
95,200	IAMGOLD Corp.(d)	144,855
9,300	IMAX Corp.(d)	347,913
21,600	Imperial Metals Corp.(d)	132,125
23,900	Industrial Alliance Insurance and Financial Services, Inc.	804,981
19,579	Innergex Renewable Energy, Inc.	160,632
11,529	Interfor Corp.(d)	142,454
25,626	Intertape Polymer Group, Inc.	378,164
22,616	Jean Coutu Group PJC, Inc. (The) Class A	356,398
10,100	Just Energy Group, Inc.	54,367
121,087	Katanga Mining Ltd.(d)	20,832
1,300	K-Bro Linen, Inc.	49,799
8,230	Keyera Corp.	270,463
2,900	Killam Properties, Inc.	22,174
1,953	Kingsway Financial Services, Inc.(d)	10,901
236,100	Kinross Gold Corp.(d)	433,261
27,700	Kirkland Lake Gold, Inc.(d)	101,239
6,230	Knight Therapeutics, Inc.(d)	35,488
175,644	Lake Shore Gold Corp.(d)	147,730
13,545	Laurentian Bank of Canada	512,449
8,626	Leon’s Furniture Ltd.	96,955
17,826	Leucrotta Exploration, Inc.(d)	13,357
38,528	Lightstream Resources Ltd.	20,032
22,110	Linamar Corp.	1,349,237
6,511	Liquor Stores N.A. Ltd.	65,566
62,600	Long Run Exploration Ltd.	27,283
70,300	Lucara Dianmond Corp.(d)	107,505
166,000	Lundin Mining Corp.(d)	599,090
16,046	MacDonald Dettwiler & Associates Ltd.	951,338
9,230	Magellan Aerospace Corp.	129,997
500	Mainstreet Equity Corp.(d)	13,151
26,595	Major Drilling Group International, Inc.	93,134
105,729	Mandalay Resources Corp.	64,673
10,728	Manitoba Telecom Services, Inc.	237,963
35,000	Maple Leaf Foods, Inc.	607,218
36,498	Martinrea International, Inc.	376,743
2,300	McCoy Global, Inc.	7,474

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
CANADA (continued)
6,800	Medical Facilities Corp.	$73,987
64,777	MEG Energy Corp.(d)	694,402
3,348	Melcor Developments Ltd.	44,287
13,200	Methanex Corp.	595,188
11,507	Mitel Networks Corp.(d)	108,836
167,700	Morguard Real Estate Investment Trust	2,106,748
10,302	Morneau Shepell, Inc.	129,971
2,186	MTY Food Group, Inc.	62,061
22,000	Mullen Group Ltd.	321,122
104,636	Nevsun Resources Ltd.	336,026
7,829	New Flyer Industries, Inc.	97,574
76,600	New Gold, Inc.(d)	169,266
20,348	Newalta Corp.	200,858
6,702	Norbord, Inc.	130,007
498	North American Energy Partners, Inc.	944
14,146	North West Co. Inc., (The)	297,554
327,700	Northern Property Real Estate Investment Trust	5,344,528
13,829	Northland Power, Inc.	169,076
17,600	NuVista Energy Ltd.(d)	70,919
9,271	Open Text Corp.(f)	421,923
9,240	Osisko Gold Royalties Ltd.	102,090
1,900	Ovivo, Inc.(d)	1,816
19,616	Painted Pony Petroleum Ltd.(d)	105,591
12,837	Pan American Silver Corp.	80,103
11,236	Pan American Silver Corp.	70,018
3,300	Paramount Resources Ltd. - Class A(d)	49,708
68,524	Parex Resources, Inc.(d)	453,211
24,088	Parkland Fuel Corp.	438,717
203,489	Pason Systems, Inc.	3,082,247
323,907	Pengrowth Energy Corp.	517,617
54,473	Penn West Petroleum Ltd.	74,555
21,800	Peyto Exploration & Development Corp.	471,721
2,107	PHX Energy Services Corp.	7,346
5,653	Pizza Pizza Royalty Corp.	59,908
2,100	Points International Ltd.(d)	23,716
144,353	Precision Drilling Corp.(f)	733,989
7,336	Premium Brands Holdings Corp.	189,086
35,209	Primero Mining Corp.(d)	91,263
37,060	Progressive Waste Solutions Ltd.	1,008,782
816	Progressive Waste Solutions Ltd.	22,203
9,335	Pulse Seismic, Inc.	17,916
9,900	Pure Industrial Real Estate Trust REIT	34,972
5,060	QLT, Inc.(d)	19,035
27,400	Quebecor, Inc. - Class B	647,996
33,885	Questerre Energy Corp. - Class A(d)	6,218
10,943	RB Energy, Inc.(c)(d)	11
Shares		Value
CANADA (continued)
10,717	Reitmans (Canada) Ltd. - Class A	$48,265
4,400	Richelieu Hardware Ltd.	228,772
20,367	Richmont Mines, Inc.(d)	53,571
350,000	Ritchie Bros Auctioneers, Inc.	9,457,000
238,056	Ritchie Bros. Auctioneers, Inc.	6,439,899
70,832	RMP Energy, Inc.(d)	99,653
14,331	Rock Energy, Inc.(d)	28,600
4,630	Rocky Mountain Dealerships, Inc.	30,516
26,754	Rogers Sugar, Inc.	93,077
41,707	RONA, Inc.	488,870
15,500	Russel Metals, Inc.	229,919
21,354	Sandstorm Gold Ltd.(d)	54,371
131,200	Sandvine Corp.(d)	352,114
12,300	Savanna Energy Services Corp.	10,157
2,551	Sears Canada, Inc.(d)	14,592
13,945	Secure Energy Services, Inc.	115,475
108,801	SEMAFO, Inc.(d)	237,094
14,000	ShawCor Ltd.	329,059
50,979	Sherritt International Corp.	52,232
2,282	Sienna Senior Living, Inc.	27,028
15,000	Sierra Wireless, Inc.(d)	368,735
16,299	Silver Standard Resources, Inc.(d)	93,718
3,400	Smart Real Estate Investment Trust	78,771
19,231	Sprott, Inc.	30,879
7,730	Spyglass Resources Corp.	975
4,087	Stantec, Inc.	113,905
1,300	Stantec, Inc.	36,152
7,060	Stella-Jones, Inc.	239,625
500	Strad Energy Services Ltd.	1,055
18,500	Street Capital Group, Inc.(d)	29,564
2,100	Stuart Olson, Inc.	9,474
22,548	Student Transportation, Inc.	102,753
20,826	SunOpta, Inc.(d)	222,934
21,000	Superior Plus Corp.	181,282
37,913	Surge Energy, Inc.	68,703
41,700	Taseko Mines Ltd.(d)	20,405
29,951	Tembec, Inc.(d)	41,680
175,990	Teranga Gold Corp.(d)	82,084
42,529	Teranga Gold Corp. - CDI(d)	17,719
64,769	Timmins Gold Corp.(d)	19,809
7,324	TMX Group Ltd.	275,634
27,974	TORC Oil & Gas Ltd.	151,008
23,345	Toromont Industries Ltd.	652,771
19,100	Torstar Corp. - Class B	63,819
22,950	Total Energy Services, Inc.	259,533
112,664	TransAlta Corp.	714,137
13,378	Transalta Corp.	84,683
30,590	Transcontinental, Inc. - Class A	344,060
18,100	TransForce, Inc.	345,849
46,000	TransGlobe Energy Corp.	136,117
38,100	Trican Well Service Ltd.	81,860
18,700	Trilogy Energy Corp.	65,772

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
CANADA (continued)
88,909	Trinidad Drilling Ltd.	$220,938
217,124	Twin Butte Energy Ltd.	73,877
6,856	Uni-Select, Inc.	308,293
3,080	Valener, Inc.	39,941
32,400	Veresen, Inc.	366,648
9,795	Vermilion Energy, Inc.	329,994
5,102	Wajax Corp.	78,918
11,900	West Fraser Timber Co. Ltd.	523,642
35,897	Western Energy Services Corp.	143,824
31,338	Western Forest Products, Inc.	46,005
6,800	Westjet Airlines Ltd.	119,950
1,400	Westshore Terminals Investment Corp.	30,926
7,900	Whistler Blackcomb Holdings, Inc.	125,158
103,511	Whitecap Resources, Inc.	902,264
69,700	Wi-Lan, Inc.	146,024
4,348	Winpak Ltd.	147,643
6,916	WSP Global, Inc.	231,723
416	Xtreme Drilling & Coil Services Corp.(d)	824
252,826	Yamana Gold, Inc.	500,684
9,200	Yangarra Resources Ltd.(d)	7,457
11,914	Yellow Pages Ltd.(d)	165,430
6,418	Zargon Oil & Gas Ltd.	10,207
6,007	ZCL Composites, Inc.	29,993
		102,555,998
CAYMAN ISLANDS — 0.0%
125,000	Endeavour Mining Corp.(d)	48,744
CHILE — 0.0%
302,903	Aguas Andinas SA - Class A	159,997
109,821	Banmedica SA	206,871
17,394	CAP SA	46,700
18,733	Cia Sud Americana de Vapores SA(d)	547
27,430,577	CorpBanca SA	276,666
45,839	E.Cl SA	62,218
9,007	Embotelladora Andina SA - Class B, Preference Shares	25,442
34,238	Empresa Nacional de Telecomunicaciones SA	352,532
11,402	Forus SA	33,300
12,790	Gasco SA	91,723
312,074	Inversiones Aguas Metropolitanas SA	453,623
3,187	Latam Airlines Group SA - BDR(d)	8,256
54,038	Multiexport Foods SA	7,366
33,652	Parque Arauco SA	62,033
22,204	PAZ Corp. SA	11,494
2,318	Salfacorp SA	1,417
155,626	Sigdo Koppers SA	204,308
1,023	Sociedad Matriz SAAM SA	76
59,147	Sonda SA	108,609
Shares		Value
CHILE (continued)
109,535	Vina Concha y Toro SA	$171,402
		2,284,580
CHINA — 1.1%
81,000	361 Degrees International Ltd.	28,315
1,594,000	AAC Technologies Holdings, Inc.	9,047,121
597,250	Agile Property Holdings Ltd.	344,376
182,000	Angang Steel Co. Ltd. - H Shares	92,499
2,000	Anhui Expressway Co. Ltd. - H Shares	1,734
104,000	ANTA Sports Products Ltd.	266,698
408,000	Anton Oilfield Services Group(d)	69,997
496,500	Asia Cement China Holdings Corp.	202,384
96,000	Aupu Group Holding Co. Ltd.	29,225
140,000	AVIC International Holdings Ltd.	111,064
444,000	AviChina Industry & Technology Co. - H Shares	372,277
170,500	Baoxin Auto Group Ltd.	84,455
104,000	Baoye Group Co. Ltd. - H Shares	65,467
314,000	BBMG Corp. - H Shares	240,999
924,000	Beijing Capital International Airport Co. Ltd. - H Shares	952,332
642,000	Beijing Capital Land Ltd. - H Shares	308,897
82,000	Beijing Jingneng Clean Energy Co. Ltd. - H Shares	27,713
184,000	Beijing North Star Co. Ltd. - H Shares	62,897
33,000	Biostime International Holdings Ltd.	61,894
47,000	Boer Power Holdings Ltd.	89,607
34,500	Bracell Ltd.	3,783
494,000	BYD Electronic International Co. Ltd.(d)	411,014
427,656	Central China Real Estate Ltd.	96,539
32,000	Changshouhua Food Co. Ltd.	20,722
249,000	Chaowei Power Holdings Ltd.(d)	134,902
70,000	China Animal Healthcare Ltd.(b)(c)	35,215
781,000	China Aoyuan Property Group Ltd.	146,079
182,000	China Automation Group Ltd.(d)	23,007
652,857	China BlueChemical Ltd. - H Shares	212,221
305,000	China Child Care Corp. Ltd.	34,229
562,000	China Communications Services Corp. Ltd. - H Shares	254,456
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares(d)	15,764

15

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
CHINA (continued)
65,000	China Dredging Environment Protection Holdings Ltd.(d)	$11,655
437,500	China Galaxy Securities Co. Ltd. - H Shares	394,480
44,596	China Gold International Resources Corp. Ltd.(d)	61,037
23,308	China Great Star International Ltd.(d)	47,407
148,500	China Hongqiao Group Ltd.	110,145
151,500	China Huiyuan Juice Group Ltd.(d)	56,674
30,700	China International Marine Containers Group Co. Ltd. - H Shares	65,104
78,000	China ITS Holdings Co. Ltd.(d)	10,464
631,000	China Lesso Group Holdings. Ltd.	494,883
66,000	China Lilang Ltd.	71,174
111,000	China Longyuan Power Group Corp. - H Shares	127,004
211,000	China Machinery Engineering Corp. - H Shares	160,312
135,000	China Medical System Holdings Ltd.	179,366
66,000	China Mengniu Dairy Co. Ltd.	298,402
405,000	China Modern Dairy Holdings Ltd.	131,129
138,000	China Molybdenum Co. Ltd. - H Shares	89,540
384,084	China National Building Material Co. Ltd. - H Shares	290,826
773,000	China National Materials Co. Ltd. - H Shares	173,499
302,400	China Rare Earth Holdings Ltd.(d)	33,547
184,000	China Sanjiang Fine Chemicals Co. Ltd.(d)	49,606
648,400	China SCE Property Holdings Ltd.(d)	148,042
309,488	China Shanshui Cement Group Ltd.(b)(c)(d)	220,370
49,000	China Shineway Pharmaceutical Group Ltd.	62,575
961,093	China Shipping Container Lines Co. Ltd. - H Shares(d)	301,260
600,000	China Shipping Development Co. Ltd., H Shares	364,537
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	27,038
164,000	China Taifeng Beddings Holdings Ltd.(b)(c)(d)	17,136
280,000	China Yurun Food Group Ltd.(d)	83,072
295,500	China ZhengTong Auto Services Holdings Ltd.	157,807
330,000	China Zhongwang Holdings Ltd.	140,900
246,000	Chinasoft International Ltd.(d)	92,024
Shares		Value
CHINA (continued)
30,000	Chongqing Iron & Steel Co. Ltd. - H Shares(d)	$5,689
270,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	42,839
318,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	227,661
169,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(d)	34,444
158,000	Comtec Solar Systems Group Ltd.(d)	17,732
584,000	Coolpad Group Ltd.	129,572
137,443	Country Garden Holdings Co. Ltd.	53,897
4,581,000	CPMC Holdings Ltd.	2,523,234
200,000	CSPC Pharmaceutical Group Ltd.	183,171
9,208,000	CT Environmental Group Ltd.	3,230,752
104,000	Da Ming International Holdings, Ltd.	33,538
408,000	Dalian Port PDA Co. Ltd. - H Shares	140,521
498,000	Daphne International Holdings Ltd.	98,928
37,200	Dongfang Electric Corp. Ltd. - H Shares	48,274
576,000	Dongyue Group Ltd.	159,003
130,000	ENN Energy Holdings Ltd.	863,615
665,000	Evergrande Real Estate Group Ltd.	440,056
843,000	Fantasia Holdings Group Co. Ltd.	115,266
651,000	FIH Mobile Ltd.	340,099
4,259,000	Fu Shou Yuan International Group Ltd.	2,428,283
583,600	Fufeng Group Ltd.	353,067
2,830,000	Geely Automobile Holdings Ltd.	1,190,073
148,000	Golden Eagle Retail Group Ltd.	182,893
1,120,600	GOME Electrical Appliances Holdings Ltd.	195,143
144,000	Goodbaby International Holdings Ltd.(d)	59,069
226,000	Greatview Aseptic Packaging Co. Ltd.	132,645
41,000	Greenland Hong Kong Holdings Ltd.	23,588
325,500	Greentown China Holdings Ltd.	321,205
612,000	Guangshen Railway Co. Ltd. - H Shares	293,673
407,753	Guangzhou Automobile Group Co. Ltd. - H Shares	326,632
60,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	164,467
130,800	Guangzhou R&F Properties Co. Ltd. - H Shares(d)	130,761

16

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
CHINA (continued)
252,000	Guodian Technology & Environment Group Co. Ltd. - H Shares(d)	$27,631
2,287,000	Haitian International Holdings Ltd.	4,737,848
232,000	Harbin Electric Co. Ltd. - H Shares	148,137
5,627,000	Hilong Holding Ltd.	1,444,440
38,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(d)	27,940
32,000	HNA Infrastructure Company Ltd.	31,578
437,000	Honghua Group Ltd.(d)	38,332
82,000	HOSA International Ltd.	43,050
82,000	Huadian Fuxin Energy Corp. Ltd.	35,435
138,000	Huadian Power International Corp. Ltd. - H Shares	139,561
1,622,000	Huaneng Renewables Corp. Ltd. - H Shares	688,361
46,500	Intime Retail Group Co. Ltd.	52,185
30,000	Jiangsu Expressway Co. Ltd. - H Shares	37,421
424,000	Jiangxi Copper Co. Ltd. - H Shares	574,281
92,000	Jingwei Textile Machinery - H Shares	123,659
1,235,000	Kaisa Group Holdings Ltd.(b)(c)(d)	186,390
376,000	Kingdee International Software Group Co. Ltd.	162,481
465,000	KWG Property Holding Ltd.	349,096
64,000	Leoch International Technology Ltd.	6,192
15,200	Li Heng Chemical Fibre Technologies Ltd.(d)	7,091
91,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(d)	48,362
128,000	Lifetech Scientific Corp.(d)	22,125
7,800	Livzon Pharmaceutical Group, Inc.	37,530
528,500	Longfor Properties Co. Ltd.	755,360
652,000	Lonking Holdings Ltd.	103,448
910,000	Maanshan Iron & Steel Co. Ltd. - H Shares(d)	213,640
594,000	Maoye International Holdings Ltd.	88,116
3,617,000	Microport Scientific Corp.(d)	1,516,356
138,000	Minth Group Ltd.	273,782
68,000	Nature Home Holding Co. Ltd.	9,035
80,000	NVC Lighting Holdings Ltd.(b)(c)	3,425
132,000	O-Net Communications Group Ltd.(d)	33,714
49,800	Pacific Online Ltd.	16,124
602,000	Parkson Retail Group Ltd.	103,280
Shares		Value
CHINA (continued)
197,000	Powerlong Real Estate Holdings Ltd.	$37,355
58,000	Qingling Motors Co. Ltd. - H Shares	18,629
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)(d)	12,726
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,273
4,122,145	Renhe Commercial Holdings Co. Ltd.(d)	319,039
214,000	Sany Heavy Equipment International Holdings Co. Ltd.(d)	46,927
10,766,806	Semiconductor Manufacturing International Corp.(d)	972,197
70,000	Shandong Chenming Paper Holdings Ltd. - H Shares	34,222
220,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	147,569
325,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	109,498
123,700	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	292,962
256,000	Shenguan Holdings Group Ltd.	51,185
32,000	Shenzhen Expressway Co. Ltd. - H Shares	23,570
66,000	Shenzhou International Group Holdings Ltd.	346,929
837,881	Shui On Land Ltd.	229,133
208,000	Shunfeng International Clean Energy Ltd.(d)	74,589
102,000	Sichuan Expressway Co. Ltd. - H Shares	38,683
212,000	Sihuan Pharmaceutical Holdings Group Ltd.(b)(c)	90,859
95,000	Sino Grandness Food Industry Group Ltd.(d)	21,814
152,000	SinoMedia Holding Ltd.	72,938
1,833,062	Sino-Ocean Land Holdings Ltd.	1,257,935
224,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares(d)	91,307
780,000	Sinotrans Ltd. - H Shares	479,935
334,000	Sinotruk Hong Kong Ltd.	174,059
1,036,500	SOHO China Ltd.	652,467
105,000	Springland International Holdings Ltd.	35,622
296,000	SPT Energy Group, Inc.(d)	37,037
168,500	Sun Art Retail Group Ltd.	128,239
728,000	Sunac China Holdings Ltd.	651,719
60,000	Sunny Optical Technology Group Co. Ltd.	115,785
76,000	TCL Communication Technology Holdings Ltd.	59,115
36,000	Tian Shan Development Holdings Ltd.	15,603
912,000	Tiangong International Co. Ltd.	98,820

17

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
CHINA (continued)
420,000	Tianneng Power International Ltd.(d)	$194,497
1,913,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,961,186
22,800	Tonly Electronics Holdings Ltd.	17,293
1,265,500	Travelsky Technology Ltd. - H Shares	1,529,576
210,000	Trigiant Group Ltd.	49,301
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	3,059
14,000	Tsingtao Brewery Co. Ltd. - H Shares	74,675
36,400	Uni-President China Holdings Ltd.	33,572
124,000	Universal Health International Group Holding Ltd.	52,944
62,000	Weichai Power Co. Ltd. - H Shares	93,092
177,000	Weiqiao Textile Co. - H Shares	92,241
1,066,000	West China Cement Ltd.	192,511
134,000	Wisdom Holdings Group	70,178
43,000	Wumart Stores, Inc. - H Shares(d)	26,458
582,000	Wuzhou International Holdings Ltd.(d)	101,351
626,000	Xiamen International Port Co. Ltd. - H Shares	191,378
244,000	Xingda International Holdings Ltd.	59,487
138,000	Xingye Copper International Group Ltd.(d)	17,267
62,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	118,907
373,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(d)	50,039
212,000	Xinyi Solar Holdings Ltd.	91,338
283,000	Xiwang Special Steel Co. Ltd.	35,045
149,000	XTEP International Holdings Ltd.	64,964
304,000	Yanzhou Coal Mining Co. Ltd. - H Shares	174,503
4,457,500	Yestar International Holdings Co. Ltd.	1,765,221
49,500	Youyuan International Holdings Ltd.	10,727
650,000	Yuanda China Holdings Ltd.	39,827
531,760	Yuzhou Properties Co. Ltd.	117,981
129,000	Zall Development Group Ltd.	51,751
120,500	Zhaojin Mining Industry Co. Ltd. - H Shares	56,268
96,000	Zhejiang Expressway Co. Ltd. - H Shares	110,584
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
14,200	Zhengzhou Coal Mining Machinery Group Co. Ltd. - H Shares	7,144
Shares		Value
CHINA (continued)
223,000	Zhong An Real Estate Ltd.	$24,451
367,500	Zhongsheng Group Holdings Ltd.	223,753
11,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	74,707
		60,412,109
COLUMBIA — 0.0%
257,405	Pacific Rubiales Energy Corp.	718,376
CYPRUS — 0.0%
105,167	ProSafe SE	306,420
97,468	Songa Offshore(d)	12,290
		318,710
DENMARK — 0.6%
742	ALK-Abello A/S	90,745
32,552	Alm Brand A/S	209,832
8,231	Amagerbanken A/S(b)(c)(d)	0
1,801	Ambu A/S - B Shares	49,167
5,706	Bang & Olufsen A/S(d)	52,904
6,285	Bavarian Nordic A/S(d)	296,914
1,079	Brodrene Hartmann A/S	38,111
402,455	Chr. Hansen Holding A/S	22,211,031
5,133	D/S Norden A/S(d)	134,466
2,435	DFDS A/S	334,350
23,297	DSV A/S	796,127
9,621	FLSmidth & Co. A/S	430,441
3,180	Genmab A/S(d)	299,287
81,337	GN Store Nord A/S	1,651,914
8,562	H. Lundbeck A/S(d)	201,233
1,804	H+H International A/S - Class B(d)	15,930
825	Harboes Bryggeri A/S - Class B	12,506
2,037	IC Group A/S	55,460
34,273	Jyske Bank A/S(d)	1,789,600
12,405	NKT Holding A/S	695,024
784	Nordjyske Bank A/S	14,192
1,113	PER Aarsleff A/S - Class B	381,491
1,525	Ringkjoebing Landbobank A/S	333,734
1,381	Rockwool International A/S - Class B	205,884
9,265	Royal Unibrew A/S	302,432
7,654	Santa Fe Group A/S(d)	63,081
9,377	Schouw & Co.	509,226
8,811	SimCorp A/S	375,400
1,324	Solar A/S - Class B	72,291
21,891	Spar Nord Bank A/S	257,736
28,395	Sydbank A/S	1,073,559
150,788	TDC A/S	1,137,315
21,852	TK Development A/S(d)	29,265
27,770	Topdanmark AS(d)	766,706
18,025	Tryg A/S	363,161
3,200	William Demant Holding A/S(d)	243,714
		35,494,229

18

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	$227,159
FINLAND — 0.5%
4,290	Ahlstrom Oyj	36,373
24,397	Aktia Bank Oyj	301,432
17,970	Amer Sports Oyj	523,189
1,089	Bittium Oyj	5,705
4,574	Cargotec Oyj - Class B	158,739
97,834	Caverion Corp.	993,877
194,952	Citycon Oyj	516,852
2,317	Comptel Oyj	3,461
24,710	Cramo Oyj	497,978
57,662	Elisa Oyj	1,942,247
16,218	Finnair Oyj(d)	50,763
3,396	Finnlines Oyj(d)	63,740
7,981	Fiskars Oyj Abp	169,868
8,344	F-Secure Oyj	25,750
62,598	HKScan Oyj - A Shares	343,741
40,848	Huhtamaki Oyj	1,449,917
17,769	Kemira Oyj	229,299
14,135	Kesko OYJ - B Shares	549,386
2,280	Kesko Oyj - Class A	82,732
22,442	Konecranes Oyj	694,304
23,076	Lassila & Tikanoja OYJ	450,095
74	Lemminkainen Oyj(d)	967
75,818	Metsa Board Oyj	540,403
27,237	Metso Oyj	748,125
80,024	Neste Oyj	2,224,402
61,462	Nokian Renkaat Oyj	1,846,817
2,393	Olvi Oyj - Class A	69,514
27,474	Oriola-KD Oyj - Class B(d)	133,969
8,412	Orion Oyj - Class A	348,383
21,898	Orion Oyj - Class B	914,601
46,126	Outokumpu Oyj(d)	213,371
20,286	Outotec Oyj	135,568
9,969	PKC Group Oyj	218,093
1,919	Poyry Oyj(d)	8,114
38,176	Raisio Oyj - V Shares	173,996
70,980	Ramirent Oyj	560,487
440	Saga Furs Oyj	11,511
100,341	Sanoma Oyj	366,964
80,880	Sponda Oyj	321,552
8,071	Stockmann Oyj Abp - Class B(d)	59,167
293,089	Stora Enso Oyj - Class R	2,753,725
163,338	Talvivaara Mining Co. Plc(b)(c)(d)	2,045
1,984	Technopolis Oyj	8,149
36,054	Tieto Oyj	922,593
22,998	Tikkurila Oyj	443,522
216,315	UPM-Kymmene Oyj	3,991,139
35,564	Uponor Oyj	563,609
3,684	Vaisala Oyj - Class A	97,062
46,101	Valmet Oyj	544,783
14,052	Wartsila Oyj Abp	645,391
Shares		Value
FINLAND (continued)
25,056	YIT Oyj	$150,522
		28,107,992
FRANCE — 2.9%
25,010	Accor SA	1,227,098
6,551	Actia Group	49,427
5,380	Aeroports de Paris	645,217
61,181	Air France-KLM(d)	437,756
11,219	Akka Technologies SA	373,334
21,446	Albioma SA	355,651
360,370	Alcatel-Lucent(d)	1,360,283
31,661	Alstom SA(d)	930,490
24,240	Altamir	292,571
136	Altarea SCA REIT	23,151
13,714	Alten SA	691,017
37,226	Altran Technologies SA	439,497
22,823	APRIL SA(c)	308,304
42,415	Arkema SA	3,306,408
3,122	Assystem	61,614
44,644	Atos SE	3,398,777
560	Axway Software SA	14,084
4,971	Beneteau SA	84,621
8,051	BioMerieux	933,716
72,207	Boiron SA(c)	8,009,431
106,370	Bollore SA	588,777
8,998	Bonduelle SCA	258,020
18,218	Bourbon SA	283,112
20,290	Bouygues SA	744,602
73,197	Bureau Veritas SA	1,710,267
158	Burelle SA	121,815
9,818	Caisse Regionale de Credit Agricole Mutuel Nord de France	193,009
26,120	Cap Gemini SA	2,497,140
92,370	Carrefour SA	3,170,673
28,199	Casino Guichard Perrachon SA	2,093,850
11,070	Cegedim SA(d)	486,183
2,386	Cegid Group SA	103,140
54,031	CGG SA(d)	270,885
6,528	Chargeurs SA	55,204
1,903	Cie des Alpes	38,142
27,190	Cie Generale des Etablissements Michelin - Class B	2,663,637
23,540	CNP Assurances	395,935
30,050	Coface SA(d)	296,361
21,920	Dassault Systemes SA	1,655,543
58,242	Derichebourg SA(d)	206,796
1,675	Devoteam SA	48,841
51,603	Edenred	1,287,326
30,573	Eiffage SA	1,839,672
490	Electricite de Strasbourg SA	60,380
2,869	Eramet(d)	189,053
779	Esso SA Francaise(d)	54,549
81,068	Etablissements Maurel et Prom(d)	520,041
11,074	Euler Hermes Group	1,155,391

19

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
FRANCE (continued)
71,368	Eutelsat Communications SA	$2,175,041
1,226	Exel Industries SA - Class A	71,335
1,633	Faiveley Transport SA	171,005
19,271	Faurecia	740,012
2,670	FFP	210,130
1,000	Fimalac	88,135
4,430	Fonciere Des Regions REIT	382,603
11,234	GameLoft SA(d)	53,422
218,297	Gaztransport Et Technigaz SA(c)	13,317,810
6,915	Gecina SA REIT	885,886
4,254	GL Events	96,102
1,072	Groupe Crit	61,221
147,086	Groupe Eurotunnel SE	2,113,713
6,035	Groupe Fnac(d)	364,735
1,572	Guerbet	101,170
6,054	Haulotte Group SA	114,293
7,408	Havas SA	63,704
7,296	Heurtey Petrochem SA	191,507
307	Hi-Media SA(d)	3,743
418	HiPay Group SA(d)	6,014
1,746	ICADE REIT	129,473
3,690	Iliad SA	875,551
16,263	Imerys SA	1,225,610
56,185	Ingenico Group	7,364,509
1,996	Interparfums SA	57,017
17,871	Ipsen SA	1,148,561
10,149	IPSOS	254,466
3,503	Jacquet Metal Service	65,402
7,047	JCDecaux SA	269,756
31,020	Klepierre REIT	1,411,936
243,925	Korian SA	8,698,404
5,280	Lafarge SA	307,160
31,108	Lagardere SCA	929,783
936	Laurent-Perrier	85,835
1,830	Le Noble Age(d)	43,613
2,183	Lectra	31,623
37,840	Legrand SA	2,329,312
896	Linedata Services	28,419
245,816	LISI(c)	6,641,195
438	Maisons France Confort SA	19,338
2,938	Manitou BF SA	57,015
5,485	Manutan International(c)	286,497
9,780	Mercialys SA REIT	222,981
8,434	Mersen	199,239
30,873	Metropole Television SA	624,214
28,652	MGI Coutier	465,712
6,144	Montupet	474,359
1,975	Mr Bricolage	28,913
104,090	Natixis SA	764,894
1,247	Naturex	98,605
24,339	Neopost SA	978,462
13,008	Nexans SA(d)	529,154
9,400	Nexity SA	414,490
241	NextRadioTV	9,703
1,540	Norbert Dentressangle SA	333,187
Shares		Value
FRANCE (continued)
15,700	Numericable-SFR SAS(d)	$856,005
5,364	Oeneo SA	39,764
3,092	Onxeo SA(d)	16,291
8,604	Orpea	649,736
523	Paris Orleans SA	16,034
1,719	Parrot SA(d)	78,196
79,170	Peugeot SA(d)	1,586,374
2,223	Pharmagest Inter@ctive(c)	279,785
1,273	Pierre & Vacances SA(d)	41,425
25,703	Plastic Omnium SA	723,491
506	Plastivaloire	34,332
431	PSB Industries SA	25,277
30,930	Publicis Groupe	2,341,813
22,917	Rallye SA	674,644
28,970	Renault SA	2,665,568
108,725	Rexel SA	1,714,090
173,910	Rubis SCA	12,506,454
8,556	Saft Groupe SA	349,272
1,023	Sartorius Stedim Biotech	319,077
2,288	Savencia SA	145,742
92,928	SCOR SE	3,563,870
6,771	SEB SA	683,094
111,041	Sequana SA(d)	598,778
7,304	Societe BIC SA	1,250,971
12,196	Societe d’Edition de Canal +	106,886
437	Societe Internationale de Plantations d’Heveas SA	16,332
11,804	Societe Television Francaise 1	203,271
13,730	Sodexo SA	1,279,601
72,048	Solocal Group(d)	32,442
602	Somfy SA	187,766
5,427	Sopra Steria Group	518,537
6,843	Stallergenes SA	431,830
2,498	Ste Industrielle d’Aviation Latecoere SA(d)	26,063
1,615	Stef SA	109,436
76,119	Suez Environnement Co.	1,459,197
1,654	Sword Group	39,236
20,120	Synergie SA	551,315
15,150	Tarkett SA	359,973
128,112	Technicolor SA	1,013,173
70,332	Technip SA	4,002,684
25,468	Teleperformance SA	1,890,787
3,577	Tessi SA(c)	388,444
17,890	Thales SA	1,210,887
497,665	Theolia SA(d)	338,867
144	Thermador Groupe	12,777
2,556	Trigano SA	112,285
83,993	UBISOFT Entertainment(d)	1,631,819
22,145	Valeo SA	2,954,969
63,730	Vallourec SA	1,047,422
1,621	Valneva SE(d)	7,068
70,410	Veolia Environnement SA	1,571,686
602	Vetoquinol SA	25,223
1,932	Vicat	143,859
6,744	Vilmorin & Cie SA	560,383

20

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
FRANCE (continued)
596	Virbac SA	$141,384
449	Vranken - Pommery Monopole SA	14,009
4,010	Wendel SA	533,983
49,450	Zodiac Aerospace	1,474,474
		160,104,911
GABON — 0.0%
795	Total Gabon	191,307
GEORGIA — 0.0%
4,384	Bank of Georgia Holdings Plc	136,651
GERMANY — 3.0%
15,926	Aareal Bank AG	650,218
7,530	Aareal Bank AG	307,430
27,620	Adidas AG	2,258,947
2,898	Adler Modemaerkte AG	35,790
99,717	ADVA Optical Networking SE(d)	1,158,112
10,093	Air Berlin Plc(d)	12,648
2,766	Aixtron SE(d)	16,407
4,617	Allgeier SE	88,432
6,126	Alstria Office REIT AG	84,603
4,455	Amadeus Fire AG	437,456
12,510	Aurubis AG	741,760
17,022	Axel Springer SE	952,667
310	Basler AG	18,725
3,784	Bauer AG	72,123
8,172	BayWa AG	303,845
6,276	Bechtle AG	533,764
15,880	Beiersdorf AG	1,357,196
1,027	Bertrandt AG	128,017
6,281	Bijou Brigitte AG	362,564
33,516	Bilfinger SE	1,380,519
2,505	Biotest AG	70,222
2,694	Biotest AG - Preference Shares	75,801
35,060	Borussia Dortmund GmbH & Co. KGaA	157,599
43,875	Brenntag AG	2,439,642
3,635	CANCOM SE	140,403
8,816	Carl Zeiss Meditec AG	248,106
2,761	CENIT AG	52,428
4,110	CENTROTEC Sustainable AG	67,029
8,581	Cewe Stiftung & Co. KGaA	499,099
13,929	Comdirect Bank AG	153,281
158,420	Commerzbank AG(d)	2,050,409
4,097	CompuGroup Medical AG	129,384
161,754	Constantin Medien AG(c)(d)	287,965
28,668	CTS Eventim AG & Co KGaA	1,080,395
1,776	Deag Deutsche Entertainment AG	12,425
41,110	Deutsche Annington Immobilien SE	1,282,233
10,924	Deutsche Beteiligungs AG	352,300
31,530	Deutsche Boerse AG	2,861,295
154,753	Deutsche Lufthansa AG(d)	2,098,974
14,316	Deutsche Rohstoff AG(c)	266,025
Shares		Value
GERMANY (continued)
81,478	Deutsche Wohnen AG	$2,013,819
47,437	Deutz AG	277,628
34,544	Dialog Semiconductor Plc(d)	1,719,347
34,460	DMG Mori AG	1,260,261
2,601	Dr Hoenle AG	72,014
3,468	Draegerwerk AG & CO KGAA	347,166
1,278	Draegerwerk AG & Co. KGaA	104,088
14,383	Drillisch AG	607,993
60,461	Duerr AG	4,980,094
1,537	Eckert & Ziegler AG	38,073
6,212	Elmos Semiconductor AG	111,954
304,837	ElringKlinger AG	7,348,576
1,594	Euromicron AG(d)	14,947
10,490	Evonik Industries AG	419,754
121,021	Fielmann AG	8,001,257
1,910	First Sensor AG(d)	23,494
19,763	Fraport AG Frankfurt Airport Services Worldwide	1,297,724
89,296	Freenet AG	3,067,117
31,670	Fresenius Medical Care AG & Co. KGaA	2,585,313
66,220	Fresenius SE & Co. KGaA	4,569,379
20,611	Fuchs Petrolub SE	823,951
23,177	Fuchs Petrolub SE - Preference Shares	1,007,347
75,405	GEA Group AG	3,192,460
19,993	Gerresheimer AG	1,469,163
3,690	Gerry Weber International AG	90,898
2,345	Gesco AG	182,621
18,147	GFK SE	773,281
5,545	GFT Technologies AG	136,198
9,022	Grammer AG	252,466
1,925	Grenkeleasing AG	287,733
6,986	Hamborner AG REIT	66,842
26,457	Hamburger Hafen und Logistik AG	508,632
14,154	Hannover Rueck SE	1,501,300
18,000	HeidelbergCement AG	1,372,922
118,849	Heidelberger Druckmaschinen AG(d)	302,950
11,311	Hochtief AG	986,703
4,021	Homag Group AG	154,562
648	Hornbach Baumarkt AG	23,905
12,453	HUGO BOSS AG	1,501,680
12,049	Indus Holding AG	592,962
154,130	Infineon Technologies AG	1,727,433
502	Init Innovation In Traffic Systems AG	14,243
1,494	Isra Vision AG	88,504
11,957	Jenoptik AG	156,399
2,297	Jungheinrich AG	161,805
100,327	K+S AG	4,116,477
2,490	Kabel Deutschland Holding AG(d)	337,728
4,930	KION Group AG	224,940
19,662	Kloeckner & Co. SE	184,454

21

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
GERMANY (continued)
1,026	Koenig & Bauer AG(d)	$23,319
14,262	Kontron AG(d)	55,965
12,247	Krones AG	1,412,950
740	Ksb AG	337,272
210	KSB AG	96,750
10,885	KUKA AG	933,164
1,759	KWS Saat SE	572,109
67,359	Lanxess AG	3,886,011
7,228	Leg Immobilien AG	525,585
798	Leifheit AG	39,438
17,403	Leoni AG	1,102,237
4,388	LPKF Laser & Electronics AG	38,842
4,700	MAN SE	490,059
1,101	Manz AG(d)	82,030
23,620	Metro AG	737,233
77,978	MLP AG	357,972
178,069	MTU Aero Engines AG	16,364,810
2,623	MVV Energie AG	62,367
6,204	Nemetschek AG	232,274
2,244	Nexus AG	42,389
21,300	Nordex SE(d)	604,585
204,078	NORMA Group SE	9,875,103
1,516	OHB SE	31,259
37,382	OSRAM Licht AG	2,128,279
15,513	Patrizia Immobilien AG(d)	415,706
4,505	Pfeiffer Vacuum Technology AG	412,928
17,767	PNE Wind AG(d)	43,708
18,480	Porsche Automobil Holding SE	1,390,049
686	Progress-Werk Oberkirch AG	28,629
35,080	ProSiebenSat.1 Media SE	1,793,413
678	Puma SE	128,595
69,049	QSC AG	137,940
870	R Stahl AG	36,303
16,003	Rational AG	6,252,408
19,717	Rheinmetall AG	1,073,506
15,291	RHOEN-KLINIKUM AG	425,039
76,850	RWE AG	1,599,389
14,615	Rwe AG	232,819
16,332	SAF-Holland SA	247,436
9,704	Salzgitter AG	346,526
1,934	Sartorius AG - Preference Shares	416,625
1,579	Schaltbau Holding AG	88,909
6,126	SGL Carbon SE(d)	105,426
1,595	SHW AG	70,909
7,152	Sixt SE	295,682
3,115	Sixt SE - Preference Shares	112,535
977	Softing AG	13,595
16,990	Software AG	508,371
49,185	Stada Arzneimittel AG	1,892,499
1,622	Sto Se & CO KGAA	252,953
6,685	STRACTEC Biomedical AG	372,229
11,191	Stroeer SE	554,241
22,636	Suedzucker AG	373,521
1,278	Surteco SE	30,457
Shares		Value
GERMANY (continued)
4,961	Suss Microtec AG(d)	$31,312
142,940	Symrise AG	9,502,227
13,715	TAG Immobilien AG	154,993
30,622	Takkt AG	585,677
40,147	Talanx AG	1,283,281
423	Technotrans AG	7,721
68,760	Telefonica Deutschland Holding AG	427,041
57,800	ThyssenKrupp AG	1,465,408
22,110	Tlg Immobilien AG	395,680
9,296	Tom Tailor Holding AG(d)	92,895
4,964	Tomorrow Focus AG	24,533
155,126	TUI AG	2,669,616
72,881	TUI AG	1,246,647
53,473	United Internet AG	2,644,756
15,283	Vib Vermoegen AG	282,064
21,584	Villeroy & Boch AG	336,606
1,861	Vossloh AG(d)	118,379
8,812	VTG AG	210,685
9,072	Wacker Chemie AG	909,651
17,355	Wacker Neuson SE	349,086
822	Washtec AG	18,145
15,110	Wincor Nixdorf AG	642,209
13,310	Wirecard AG	527,699
1,653	XING AG	277,939
		170,215,393
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	62,069
68,686	Bwin.Party Digital Entertainment Plc	123,245
		185,314
GREECE — 0.0%
21,766	Aegean Airlines SA(c)	141,298
23,950	Aegean Marine Petroleum Network, Inc.	261,774
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
2,153	Athens Water Supply & Sewage Co. SA (The)(c)	12,770
32,394	Ellaktor SA(c)(d)	59,310
10,168	Frigoglass SAIC(c)(d)	21,918
14,537	GEK Terna Holding Real Estate Construction SA(c)(d)	25,282
11,070	Grivalia Properties REIC AE REIT	85,320
5,827	Hellenic Exchanges - Athens Stock Exchange SA(c)	27,117
63,999	Intralot SA-Integrated Lottery Systems & Services(c)(d)	116,680
7,101	JUMBO SA(c)	51,556
1,715	Lamda Development SA(c)(d)	7,148
132,453	Marfin Investment Group Holdings SA(c)(d)	17,303

22

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
GREECE (continued)
21,353	Metka SA(c)	$169,806
25,920	Motor Oil (Hellas) Corinth Refineries SA(c)	235,378
38,765	Mytilineos Holdings SA(c)(d)	228,208
22,848	Proton Bank SA(b)(c)(d)	0
3,988	Sarantis SA(c)	33,199
12,534	T Bank SA(b)(c)(d)	0
13,606	Terna Energy SA(c)(d)	41,348
647	Thessaloniki Port Authority SA(c)	13,918
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		1,549,333
GUERNSEY — 0.0%
18,201	Raven Russia Ltd.(d)	14,993
HONG KONG — 1.2%
175,000	Agritrade Resources Ltd.	41,536
34,000	Ajisen China Holdings Ltd.	15,657
26,000	Allied Group Ltd.	131,471
1,415,693	Allied Properties HK Ltd.	334,187
138,000	AMVIG Holdings Ltd.	65,152
520,000	Anxin-China Holdings Ltd.(b)(c)(d)	19,368
570,000	APAC Resources Ltd.(d)	8,235
182,250	APT Satellite Holdings Ltd.	169,971
144,000	Asia Financial Holdings Ltd.	66,870
58,000	Asia Satellite Telecommunications Holdings Ltd.	127,936
297,877	Asia Standard International Group Ltd.	66,474
364,100	ASM Pacific Technology Ltd.	3,297,063
74,000	Associated International Hotels Ltd.	222,411
275,000	Auto Italia Holdings Ltd.(d)	17,382
52,000	Beijing Enterprises Holdings Ltd.	382,674
700,000	Beijing Enterprises Water Group Ltd.	522,813
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
475,000	Belle International Holdings Ltd.	493,853
468,400	Bonjour Holdings Ltd.	28,398
510,000	Bosideng International Holdings Ltd.	50,656
218,000	Bossini International Holdings Ltd.	21,091
92,000	Bright Smart Securities & Commodities Group Ltd.	29,906
393,000	Brightoil Petroleum Holdings Ltd.(d)	143,973
56,897	Brilliant Circle Holdings International Ltd.(d)	10,569
1,644,354	Brockman Mining Ltd.(d)	42,847
608,000	Burwill Holdings Ltd.(d)	27,842
496,791	C C Land Holdings Ltd.	125,603
Shares		Value
HONG KONG (continued)
48,000	Cafe de Coral Holdings Ltd.	$168,415
92,000	Carrianna Group Holdings Co. Ltd.	10,087
554,800	Century City International Holdings Ltd.	41,508
1,604,275	Champion Technology Holdings Ltd.(d)	32,490
276,560	Chaoda Modern Agriculture Holdings Ltd.(d)	12,843
125,144	Cheuk Nang Holdings Ltd.	104,928
80,000	Chevalier International Holdings Ltd.	162,842
14,020	Chia Tai Enterprises International Ltd.(d)	9,133
908,000	Chigo Holding Ltd.(d)	17,803
684,000	China Aerospace International Holdings Ltd.	129,701
168,137	China Agri-Industries Holdings Ltd.(d)	73,308
136,000	China All Access Holdings Ltd.	50,349
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
247,500	China Culiangwang Beverages Holdings, Ltd.(d)	5,651
2,520,000	China Daye Non-Ferrous Metals Mining Ltd.(d)	61,112
560,000	China Dynamics Holdings Ltd.(d)	31,784
120,000	China Electronics Corp. Holdings Co. Ltd.	41,020
1,588,000	China Energy Development Holdings Ltd.(d)	32,980
46,000	China Everbright International Ltd.	70,849
525,600	China Fiber Optic Network System Group Ltd.(d)	108,479
62,000	China Foods Ltd.(d)	28,632
224,000	China Gas Holdings Ltd.	392,967
206,000	China Glass Holdings Ltd.(d)	30,027
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	194,837
287,000	China High Speed Transmission Equipment Group Co. Ltd.(d)	232,123
870,000	China Household Holdings Ltd.(d)	35,912
12,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
142,518	China Merchants Holdings International Co. Ltd.	521,185
888,000	China Merchants Land Ltd.	166,093
216,000	China Metal International Holdings, Inc.	64,084
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	44,061
632,557	China New Town Development Co. Ltd.(d)	28,559

23

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
HONG KONG (continued)
6,576	China Ocean Resources Co. Ltd.(d)	$21,074
1,430,000	China Oil and Gas Group Ltd.	130,968
323,500	China Overseas Grand Oceans Group Ltd.	131,031
136,000	China Power International Development Ltd.	96,312
400,000	China Power New Energy Development Co. Ltd.	26,831
1,506,000	China Precious Metal Resources Holdings Co. Ltd.(d)	86,448
353,000	China Properties Group Ltd.(d)	79,231
256,440	China Resources Cement Holdings Ltd.	133,640
485,327	China Resources Enterprise Ltd.	1,571,367
70,800	China Resources Gas Group Ltd.	215,990
2,379,600	China Singyes Solar Technologies Holdings Ltd.	2,388,103
270,000	China Smarter Energy Group Holdings Ltd.(d)	39,704
1,230,000	China South City Holdings Ltd.	363,337
4,250,000	China Star Entertainment Ltd.(d)	43,858
275,440	China State Construction International Holdings Ltd.	428,493
485,000	China Strategic Holdings Ltd.(d)	19,081
220,000	China Ting Group Holdings Ltd.(d)	23,838
800,000	China Travel International Investment Hong Kong Ltd.	309,586
312,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(d)	19,318
86,000	China Water Affairs Group Ltd.	42,044
27,000	Chinese Estates Holdings Ltd.	64,224
141,000	Chow Sang Sang Holdings International Ltd.	273,550
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	33,629
237,500	Chuang’s Consortium International Ltd.	30,636
96,000	CIMC Enric Holdings Ltd.	67,118
1,555,000	CITIC Resources Holdings Ltd.(d)	300,878
649,000	CITIC Telecom International Holdings Ltd.	297,196
508,000	Citychamp Watch & Jewellery Group Ltd.	72,737
1,052,000	Ck Life Sciences International Holdings, Inc.	104,490
60,000	Clear Media Ltd.	67,722
142,000	CNT Group Ltd.	7,510
177,000	Coastal Greenland Ltd.(d)	5,320
168,300	Comba Telecom Systems Holdings Ltd.	40,380
520,000	Concord New Energy Group Ltd.(d)	33,203
Shares		Value
HONG KONG (continued)
124,000	Cosco International Holdings Ltd.	$71,179
511,420	COSCO Pacific Ltd.	667,617
1,402,000	CP Pokphand Co. Ltd.	195,318
27,000	Cross-Harbour Holdings Ltd.	34,480
2,429,335	CSI Properties Ltd.	84,610
3,656,000	CST Mining Group Ltd.(d)	49,518
292,000	Dah Chong Hong Holdings Ltd.	129,572
84,924	Dah Sing Banking Group Ltd.	179,876
60,678	Dah Sing Financial Holdings Ltd.	396,442
101,000	Dan Form Holdings Co. Ltd.	17,849
80,000	Dawnrays Pharmaceutical Holdings Ltd.	77,500
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	11,016
160,550	Dickson Concepts International Ltd.	63,994
261,000	Digital China Holdings Ltd.	258,566
204,000	Dorsett Hospitality International Ltd.	41,840
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,761
92,000	Eagle Nice International Holdings Ltd.	20,175
244,200	EcoGreen International Group Ltd.	65,206
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
621,000	Emperor Capital Group Ltd.	56,875
325,000	Emperor Entertainment Hotel Ltd.	72,946
386,416	Emperor International Holdings Ltd.	81,746
1,160,000	Emperor Watch & Jewellery Ltd.	42,645
861,400	Esprit Holdings Ltd.	826,699
220,000	EVA Precision Industrial Holdings Ltd.	63,568
352,500	EverChina International Holdings Co. Ltd.(d)	12,504
9,500	Fairwood Holdings Ltd.	28,124
517,487	Far East Consortium International Ltd.	240,977
1,198,000	First Pacific Co. Ltd.	959,661
276,000	Fountain SET Holdings Ltd.	36,670
2,114,000	Franshion Properties China Ltd.	684,460
202,500	Fullshare Holdings Ltd.(d)	33,958
192,000	Future Bright Holdings Ltd.	30,216
919,000	GCL-Poly Energy Holdings Ltd.(d)	186,116
120,000	Genting Hong Kong Ltd.	41,639
2,406,000	Get Nice Holdings Ltd.	105,522
266,000	Giordano International Ltd.	134,848
1,383,200	Global Bio-Chem Technology Group Co. Ltd.(d)	75,830
2,058,000	Global Brands Group Holding Ltd.(d)	456,608

24

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
HONG KONG (continued)
1,757,000	Glorious Property Holdings Ltd.(d)	$217,577
122,000	Glorious Sun Enterprises Ltd.	23,134
220,000	Gold Peak Industries Holding Ltd.	26,108
220,000	Goldbond Group Holdings Ltd.	12,203
243,588	Golden Meditech Holdings Ltd.	30,793
150,000	Golden Resources Development International Ltd.	10,062
214,000	Goldin Properties Holdings Ltd.(d)	164,248
98,000	Goldlion Holdings Ltd.	43,486
16,000	Good Friend International Holdings, Inc.	4,334
159,685	Great Eagle Holdings Ltd.	556,157
12,162,000	G-Resources Group Ltd.	354,554
336,000	Guangdong Investment Ltd.	455,958
150,666	Guangdong Land Holdings Ltd.(d)	38,870
64,000	Guangnan Holdings Ltd.	9,989
14,000	Guoco Group Ltd.	159,282
129,600	Guotai Junan International Holdings Ltd.	45,138
14,000	Haier Electronics Group Co. Ltd.	32,904
165,476	Haitong International Securities Group Ltd.	91,358
92,000	Hang Lung Group Ltd.	414,767
430,000	Hao Tian Development Group Ltd.(d)	42,155
114,000	Harbour Centre Development Ltd.	195,581
797,400	Hengdeli Holdings Ltd.	116,232
124,244	HK Electric Investments & HK Electric Investments Ltd.(e)	86,384
3,434,065	HKBN Ltd.(d)	3,689,971
2,008,035	HKC Holdings Ltd.(d)	55,949
365,200	HKR International Ltd.	201,625
90,000	Hon Kwok Land Investment Co. Ltd.	33,319
6,000	Hong Kong Aircraft Engineering Co. Ltd.	59,479
57,000	Hong Kong Ferry (Holdings) Co. Ltd.	82,203
305,651	Hongkong & Shanghai Hotels Ltd. (The)	405,311
669,700	Hongkong Chinese Ltd.	121,806
12,650	Hopewell Highway Infrastructure Ltd.	6,038
143,500	Hopewell Holdings Ltd.	494,234
224,000	Hopson Development Holdings Ltd.(d)	197,928
522,000	Hsin Chong Construction Group Ltd.	61,275
72,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	10,866
555,000	Huabao International Holdings Ltd.	269,901
Shares		Value
HONG KONG (continued)
239,631	Hung Hing Printing Group Ltd.	$32,147
651,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	285,515
49,000	Hysan Development Co. Ltd.	209,847
335,000	I-CABLE Communications Ltd.(d)	26,360
1,160,000	Imagi International Holdings Ltd.(d)	28,430
264,000	Integrated Waste Solutions Group Holdings Ltd.(d)	8,003
646,250	International Standard Resources Holdings Ltd.(d)	16,839
235,000	IPE Group Ltd.	30,314
134,267	IRC Ltd.(d)	5,629
398,000	IT Ltd.	133,483
126,000	ITC Corp. Ltd.	13,815
95,905	ITC Properties Group Ltd.	51,093
65,000	Jinhui Holdings Co. Ltd.(d)	10,481
141,125	Johnson Electric Holdings Ltd.	478,772
616,000	Ju Teng International Holdings Ltd.	270,960
311,099	K Wah International Holdings Ltd.	171,355
84,000	Kader Holdings Co. Ltd.(d)	8,018
1,940,000	Kai Yuan Holdings Ltd.(d)	26,777
42,000	Keck Seng Investments	40,200
113,500	Kerry Logistics Network Ltd.	175,983
404,000	Kerry Properties Ltd.	1,508,688
330,700	Kingboard Chemical Holdings Ltd.	554,558
473,000	Kingboard Laminates Holdings Ltd.	208,058
74,000	Kingmaker Footwear Holdings Ltd.	13,937
1,866,000	Kingston Financial Group Ltd.	678,782
344,000	Ko Yo Chemical Group Ltd.(d)	26,181
376,000	Kowloon Development Co. Ltd.	475,317
1,070,000	Kunlun Energy Co. Ltd.	1,019,994
2,412,000	Lai Fung Holdings Ltd.	51,337
3,304,750	Lai Sun Development Co. Ltd.	72,043
603,200	Lai Sun Garment International Ltd.	79,365
9,000	Lam Soon Hong Kong Ltd.	5,921
68,000	Landsea Green Properties Co. Ltd.	6,140
127,600	Le Saunda Holdings Ltd.	49,543
24,000	Lee & Man Chemical Co. Ltd.	13,312
549,200	Lee & Man Paper Manufacturing Ltd.	338,632
15,000	Lee’s Pharmaceutical Holdings Ltd.	25,231
74,000	Lerado Group Holding Co. Ltd.	4,582
131,000	Lifestyle International Holdings Ltd.	213,255
1,314,000	Lippo China Resources Ltd.	53,392
78,000	Lippo Ltd.	44,070

25

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
HONG KONG (continued)
116,000	Liu Chong Hing Investment Ltd.	$145,144
546,600	Loudong General Nice Resources China Holdings Ltd.(d)	76,149
170,000	Luen Thai Holdings Ltd.	26,973
140,000	Luk Fook Holdings International Ltd.	393,690
1,444,000	Magnificent Estates	51,224
145,600	Man Wah Holdings Ltd.	131,095
7,700	Mandarin Oriental International Ltd.	12,205
2,400,000	Mason Financial Holdings Ltd.(d)	94,424
132,000	Melco International Development Ltd.	226,462
162,000	Midland Holdings Ltd.(d)	71,886
178,000	MIE Holdings Corp.(d)	26,405
84,000	MIN XIN Holdings Ltd.	61,437
429,000	Mingfa Group International Co. Ltd.(d)	105,143
344,000	Minmetals Land Ltd.	37,274
39,000	Miramar Hotel & Investment Co. Ltd.	67,412
3,021,148	Nan Hai Corp. Ltd.(d)	58,456
150,000	Natural Beauty Bio-Technology Ltd.	11,029
361,500	Neo-Neon Holdings Ltd.(d)	54,092
1,650,000	Neptune Group Ltd.(d)	21,923
872,000	New Century Group Hong Kong Ltd.	17,435
1,369,100	New World China Land Ltd.	844,175
109,000	New World Department Store China Ltd.	24,465
516,000	Newocean Energy Holdings Ltd.	230,301
434,000	Next Media Ltd.	40,308
312,000	Nine Dragons Paper Holdings Ltd.	230,610
925,700	Noble Group Ltd.	307,026
330,859	NWS Holdings Ltd.	497,635
400,500	O Luxe Holdings Ltd.(d)	24,539
315,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(d)	21,942
64,000	Orient Overseas International Ltd.	316,190
113,200	Oriental Watch Holdings	17,230
118,000	Overseas Chinese Town Asia Holdings Ltd.	56,167
1,960,246	Pacific Andes International Holdings Ltd.(d)	65,744
6,330,000	Pacific Basin Shipping Ltd.	2,180,140
105,000	Pacific Textile Holdings Ltd.	166,596
227,240	Paliburg Holdings Ltd.	80,610
20,000	Pan Asia Environmental Protection Group Ltd.	3,173
96,000	Paradise Entertainment Ltd.	22,290
Shares		Value
HONG KONG (continued)
785,394	PCCW Ltd.	$470,083
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
369,800	Pearl Oriental Oil Ltd.(d)	12,880
296,000	Phoenix Satellite Television Holdings Ltd.	76,746
368,000	Pico Far East Holdings Ltd.	108,706
54,000	Playmates Holdings Ltd.	64,224
244,000	Playmates Toys Ltd.	45,638
950,000	PME Group Ltd.(d)	23,038
546,000	Poly Property Group Co. Ltd.	206,362
460,000	Polytec Asset Holdings Ltd.	63,491
132,000	Pou Sheng International Holdings Ltd.(d)	17,027
78,000	Public Financial Holdings Ltd.	39,341
692,000	PYI Corp. Ltd.	16,514
320,000	Real Nutriceutical Group Ltd.	77,603
346,200	Regal Hotels International Holdings Ltd.	200,067
5,581,033	REXLot Holdings Ltd.(c)	362,839
240,000	SA SA International Holdings Ltd.	107,736
139,000	Samson Holding Ltd.	18,468
116,000	SAS Dragon Holding Ltd.	25,288
92,000	SEA Holdings Ltd.	83,784
143,516	Shanghai Industrial Holdings Ltd.	422,090
891,000	Shanghai Industrial Urban Development Group Ltd.	181,595
1,190,000	Shanghai Zendai Property Ltd.(d)	31,008
596,000	Shangri-La Asia Ltd.	768,804
195,000	Shenwan Hongyuan HK Ltd.	97,597
489,520	Shenzhen International Holdings Ltd.	812,046
330,638	Shenzhen Investment Ltd.	127,524
567,629	Shimao Property Holdings Ltd.	1,016,304
2,506,000	Shougang Concord International Enterprises Co. Ltd.(d)	134,152
760,000	Shougang Fushan Resources Group Ltd.	114,701
23,826	Shun Ho Tech Holdings Ltd.(d)	8,360
657,750	Shun Tak Holdings Ltd.	361,443
370,000	Silver Grant International Industries Ltd.	54,887
92,000	Sing Tao News Corp. Ltd.	14,597
652,000	Singamas Container Holdings Ltd.	105,971
240,000	Sino Biopharmaceutical Ltd.	278,317
3,935,000	Sino Oil And Gas Holdings Ltd.(d)	85,275
744,000	Sinofert Holdings Ltd.	123,803
38,000	SIS International Holdings	22,058
61,000	SITC International Holdings Co. Ltd.	34,937
60,000	Sitoy Group Holdings Ltd.	32,120
593,012	Skyworth Digital Holdings Ltd.	453,615

26

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
HONG KONG (continued)
67,643	SmarTone Telecommunications Holding Ltd.	$138,387
1,267,934	SMI Holdings Group Ltd.	127,574
122,843	SOCAM Development Ltd.(d)	85,093
6,500	Soundwill Holdings Ltd.	10,615
1,392,000	South China Holdings Co. Ltd.(d)	127,487
340,000	South Sea Petroleum Holdings Ltd.(d)	13,377
360,000	Sparkle Roll Group Ltd.(d)	19,504
1,413,428	SRE Group Ltd.(d)	72,929
4,493,000	SSY Group Ltd.	1,350,398
151,000	Stella International Holdings Ltd.	408,066
60,500	Stelux Holdings International Ltd.	7,570
204,000	Success Universe Group Ltd.(d)	6,289
16,000	Sun Hing Vision Group Holdings Ltd.	6,501
382,801	Sun Hung Kai & Co. Ltd.	254,796
263,000	TAI Cheung Holdings Ltd.	231,711
6,000	Tan Chong International Ltd.	2,043
6,000	Tao Heung Holdings Ltd.	2,461
1,026,000	TCC International Holdings Ltd.	263,372
90,000	TCL Multimedia Technology Holdings Ltd.	46,438
202,000	Techtronic Industries Co. Ltd.	712,653
68,100	Television Broadcasts Ltd.	360,164
125,000	Texhong Textile Group Ltd.	127,543
286,000	Texwinca Holdings Ltd.	346,050
185,800	Tian An China Investment Co. Ltd.	111,207
1,208,000	Tianjin Port Development Holdings Ltd.	249,320
130,000	Tibet 5100 Water Resources Holdings Ltd.	36,892
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	154
124,252	Tomson Group Ltd.	29,331
1,080,000	Tongda Group Holdings Ltd.	182,501
62,000	Top Spring International Holdings Ltd.	29,751
136,000	Towngas China Co. Ltd.	124,206
500,000	TPV Technology Ltd.	85,136
58,000	Tradelink Electronic Commerce Ltd.	12,644
80,800	Transport International Holdings Ltd.	220,440
322,000	Trinity Ltd.	49,013
520,000	Truly International Holdings Ltd.	174,400
233,000	TSC Group Holdings Ltd.(d)	64,620
1,082,000	United Energy Group Ltd.(d)	131,197
288,500	United Laboratories International Holdings Ltd. (The)(d)	174,165

Shares		Value
HONG KONG (continued)
44,000	Up Energy Development Group Ltd.(d)	$1,561
439,200	V1 Group Ltd.(d)	38,525
100,000	Value Partners Group Ltd.	116,611
188,000	Varitronix International Ltd.	142,838
643,686	Victory City International Holdings Ltd.	99,638
162,000	Vitasoy International Holdings Ltd.	243,241
483,600	VST Holdings Ltd.	165,311
31,200	VTech Holdings Ltd.	388,375
132,622	Wasion Group Holdings Ltd.	175,180
496,000	Welling Holding Ltd.	99,171
68,000	Wing On Co. International Ltd.	235,956
220,000	Wing Tai Properties Ltd.	135,650
1,290,000	Xinyi Glass Holdings Ltd.	677,257
1,040,000	Yanchang Petroleum International Ltd.(d)	31,124
30,000	YGM Trading Ltd.	31,346
3,542,500	Yingde Gases Group Co. Ltd.	2,106,591
150,000	Yip’s Chemical Holdings Ltd.	77,783
155,500	Yue Yuen Industrial Holdings Ltd.	505,476
480,946	Yuexiu Property Co. Ltd.	94,920
58,191	Yuexiu Transport Infrastructure Ltd.	38,357
306,000	Zhuhai Holdings Investment Group Ltd.	53,287
		65,738,450
HUNGARY — 0.0%
24,646	Magyar Telekom Telecommunications Plc(d)	35,770
2,610	OTP Bank Plc	53,602
		89,372
INDIA — 1.5%
293	3M India Ltd.(d)	39,702
4,102	Aarti Industries	26,729
3,614	Aban Offshore Ltd.	16,932
2,732	ABG Shipyard Ltd.(d)	7,680
12,155	ACC Ltd.	263,012
87,674	Adani Power Ltd.(d)	37,466
6,435	Aditya Birla Nuvo Ltd.	220,765
3,330	Aegis Logistics Ltd.	45,327
124,095	AIA Engineering Ltd.	1,924,862
5,142	Ajanta Pharma Ltd.	125,418
19,534	Alembic Ltd.	15,065
16,675	Alembic Pharmaceuticals Ltd.	184,673
36,030	Allahabad Bank	51,670
810	Allcargo Logistics Ltd.	3,787
241,287	Alok Industries Ltd.(d)	24,461
1,082	Alstom India Ltd.	13,881
227,990	Amara Raja Batteries Ltd.	3,137,617
17,157	Ambuja Cements Ltd.	62,160
34,468	Amtek Auto Ltd.	91,226
44,785	Anant Raj Ltd.	28,917

27

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
INDIA (continued)
32,399	Andhra Bank	$37,443
171,333	Apollo Hospitals Enterprise Ltd.	3,633,714
9,461	Apollo Tyres Ltd.	29,887
4,919	Arvind Infrastructure(b)(d)	0
49,192	Arvind Ltd.	244,317
198,118	Ashok Leyland Ltd.(d)	260,941
2,229	Atul Ltd.	44,169
17,706	Aurobindo Pharma Ltd.(d)	209,844
3,198	Bajaj Corp. Ltd.	22,751
473,878	Bajaj Electricals Ltd.	1,910,125
4,584	Bajaj Finance Ltd.	394,019
12,411	Bajaj Finserv Ltd.	357,262
19,521	Bajaj Holdings & Investment Ltd.	449,206
15,043	Balkrishna Industries Ltd.	159,514
133,566	Ballarpur Industries Ltd.	31,247
3,642	Balmer Lawrie & Co. Ltd.	35,904
38,808	Balrampur Chini Mills Ltd.(d)	30,505
104,590	Bank of Baroda	289,539
28,194	Bank of India	71,674
23,191	Bank of Maharashtra	13,943
3,185	BASF India Ltd.	59,191
2,514	Bata India Ltd.	47,066
1,828	BEML Ltd. - Partly Paid Shares	43,324
1,066,121	Berger Paints India Ltd.	3,623,117
2,479	Bharat Electronics Ltd.(d)	154,078
2,296	Bharat Forge Ltd.(d)	41,103
44,918	Bhushan Steel Ltd.	41,332
10,128	Biocon Ltd.	72,250
5,808	Birla Corp. Ltd.	40,346
22,927	Blue Dart Express Ltd.	2,482,314
5,788	Britannia Industries Ltd.	284,682
3,302	Cadila Healthcare Ltd.	97,170
179,379	Cairn India Ltd.(d)	483,850
19,327	Canara Bank	83,375
7,476	Carborundum Universal Ltd.	21,436
17,731	Castex Technologies Ltd.	48,975
5,310	Ceat Ltd.	75,797
11,486	Century Plyboards India Ltd.(d)	37,359
9,871	Century Textiles & Industries Ltd.	108,435
6,433	CESC Ltd.	56,712
91,441	Chambal Fertilizers and Chemicals Ltd.	86,067
36,243	City Union Bank Ltd.	57,147
1,522	CMC Ltd.	46,119
3,751	Colgate-Palmolive India Ltd.	116,409
3,973	Container Corp. of India Ltd.	101,732
10,814	Coromandel International Ltd.	41,043
41,645	Corp. Bank	33,351
21,138	Cox & Kings Ltd.	96,676
93,911	Crisil Ltd.	2,989,799
38,317	Crompton Greaves Ltd.	109,779
18,918	Cummins India Ltd.	294,503
16,196	Cyient Ltd.	137,690
4,199	Dalmia Bharat Ltd.	46,624

Shares		Value
INDIA (continued)
6,484	DB Corp. Ltd.	$33,119
18,464	DB Realty Ltd.(d)	17,811
27,921	DCB Bank Ltd.(d)	57,633
17,752	Deepak Fertilizers & Petrochemicals Corp. Ltd.	39,135
12,047	Delta Corp Ltd.	14,232
43,420	Dena Bank	30,440
7,530	Divi’s Laboratories Ltd.	230,369
4,597	DLF Ltd.	8,249
3,993	eClerx Services Ltd.	92,479
22,947	EID Parry India Ltd.	53,039
160,497	Emami Ltd.(d)	3,281,620
25,985	Engineers India Ltd.	97,953
8,345	Eros International Media Ltd.(d)	76,314
17,285	Escorts Ltd.	38,132
45,444	Essar Oil Ltd.(d)	136,435
20,879	Essel Propack Ltd.	50,424
72,861	Exide Industries Ltd.	166,192
247	FAG Bearings India Ltd.	18,245
15,298	FDC Ltd.	39,570
294,564	Federal Bank Ltd.	311,249
4,296	Federal-Mogul Goetze India Ltd.(d)	25,876
14,606	Finolex Cables Ltd.	58,225
14,293	Finolex Industries Ltd.	61,458
958,424	Fortis Healthcare Ltd.(d)	2,859,508
31,884	Future Retail Ltd.	60,468
7,516	Gateway Distriparks Ltd.	43,401
810	GlaxoSmithKline Consumer Healthcare Ltd.	79,515
18,031	Glenmark Pharmaceuticals Ltd.	284,561
138,279	GMR Infrastructure Ltd.	30,193
7,585	Godfrey Phillips India, Ltd.	66,311
12,899	Godrej Industries Ltd.	78,589
5,642	Godrej Properties Ltd.	23,591
8,033	Great Eastern Shipping Co. Ltd. (The)	43,517
20,917	Greaves Cotton Ltd.	48,461
770	Greenlam Industries Ltd.(d)	4,235
770	Greenply Industries Ltd.	11,896
2,596	Grindwell Norton Ltd.	31,182
15,133	Gujarat Alkalies & Chemicals(d)	39,639
3,890	Gujarat Flourochemicals Ltd.	43,027
34,878	Gujarat Mineral Development Corp. Ltd.	49,555
14,998	Gujarat Narmada Valley Fertilizers Co. Ltd.(d)	15,052
357,226	Gujarat Pipavav Port Ltd.(d)	1,313,171
68,587	Gujarat State Fertilizers & Chemicals Ltd.	78,141
26,093	Gujarat State Petronet Ltd.	52,782
27,765	Hathway Cable & Datacom Ltd.(d)	21,738
25,011	Havells India Ltd.	108,870
11,965	HCL Infosystems Ltd.(d)	8,519
849	HEG Ltd.(d)	2,498

28

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
INDIA (continued)
18,832	Hexa Tradex Ltd.(d)	$6,682
65,708	Hexaware Technologies Ltd.	293,809
270,854	Hindalco Industries Ltd.	444,396
6,147	Hindustan Petroleum Corp. Ltd.	88,358
207	Honeywell Automation India Ltd.	28,091
28,793	Housing Development & Infrastructure Ltd.(d)	38,687
426,273	HSIL Ltd.	2,005,441
4,443	Huhtamaki PPL Ltd.	21,138
23,341	ICRA Ltd.	1,587,174
46,836	IDBI Bank Ltd.	48,028
73,673	IDFC Ltd.	172,238
77,633	IIFL Holdings Ltd.	237,737
56,756	India Cements Ltd. (The)(d)	81,967
14,343	Indian Bank	29,617
36,511	Indian Overseas Bank	21,638
9,700	Intellect Design Arena Ltd.(d)	21,195
186,697	Ipca Laboratories Ltd.	1,969,080
8,799	IRB Infrastructure Developers Ltd.	33,725
8,006	Jagran Prakashan Pvt Ltd.(d)	16,613
66,242	Jain Irrigation Systems Ltd. - DVR	76,864
168,680	Jammu & Kashmir Bank Ltd. (The)	274,126
75,459	Jaypee Infratech Ltd.(d)	16,241
6,226	Jindal Poly Films Ltd.	30,179
29,253	Jindal Saw Ltd.	34,834
7,796	JK Lakshmi Cement Ltd.	41,024
13,845	JK Tyre & Industries Ltd.	24,746
21,254	JSW Energy Ltd.	27,944
14,416	JSW Steel Ltd.	186,939
98,644	Jubilant Foodworks Ltd.(d)	2,818,710
23,442	Jubilant Organosys Ltd.(d)	96,502
2,239	Kajaria Ceramics Ltd.	26,048
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	2,969
11,421	Kalpataru Power Transmission Ltd.	48,325
3,530	Kansai Nerolac Paints Ltd.	14,066
22,504	Karnataka Bank Ltd. (The)	49,453
3,825	Karur Vysya Bank Ltd. (The)	28,709
2,339	Kaveri Seed Co. Ltd.	27,170
8,595	KEC International Ltd.	19,551
13,854	Kesoram Industries Ltd.(d)	20,916
1,197	Kirloskar Oil Engines Ltd.	6,082
34,008	Kotak Mahindra Bank Ltd.	368,837
24,476	KPIT Technologies Ltd.	42,143
657	Lakshmi Machine Works Ltd.	36,575
8,542	Maharashtra Seamless Ltd.	24,753
237	Mahindra Lifespace Developers Ltd.	1,659
942	Marico Kaya Enterprises Ltd.(b)(c)(d)	22,729
6,707	Marico Ltd.	46,031
1,767,603	Marksans Pharma Ltd.	2,865,681

Shares		Value
INDIA (continued)
26,103	MAX India Ltd.	$223,441
3,264	Metalyst Forgings Ltd.	6,310
15,382	MindTree Ltd.	306,989
815	Monsanto India Ltd.	41,523
11,049	Mphasis Ltd.	72,410
550	MRF Ltd.	350,315
13,270	National Aluminium Co. Ltd.	7,337
48,388	NCC Ltd.	62,260
91,063	NHPC Ltd.	26,842
16,197	NIIT Technologies Ltd.	121,822
1,671	Nirvikara Paper Mills Ltd.(d)	1,960
11,606	Oil India Ltd.	78,259
36,200	OMAXE Ltd.	75,993
3,399	Oracle Financial Sevices Software Ltd.	214,511
16,955	Oriental Bank of Commerce	45,377
13,721	Page Industries Ltd.	2,931,523
8,697	Parsvnath Developers Ltd.(d)	2,598
6,026	PC Jeweller Ltd.	43,241
1,578	Persistent Systems Ltd.	16,369
51,330	Petronet LNG Ltd.	154,747
1,475	Pfizer Ltd.	50,055
267,807	Phoenix Mills Ltd. (The)	1,500,296
147,741	PI Industries Ltd.	1,511,669
229,377	Pidilite Industries Ltd.	1,996,731
7,053	Plethico Pharmaceuticals Ltd.(d)	3,657
14,082	Polaris Consulting & Services Ltd.	42,102
13,598	Prestige Estates Projects Ltd.	46,657
1,520	Procter & Gamble Hygiene & Health Care Ltd.	150,913
81,828	PTC India Financial Services Ltd.	54,494
66,948	PTC India Ltd.	72,097
36,362	Rain Industries Ltd.	24,159
502,355	Rallis India Ltd.	1,709,951
16,737	Ramco Cements Ltd. (The)	94,468
4,423	Ratnamani Metals & Tubes Ltd.	39,313
12,772	Raymond Ltd.	93,303
57,342	Redington India Ltd.	105,440
79,906	Reliance Communications Ltd.(d)	87,859
7,440	Reliance Infrastructure Ltd.	48,108
40,214	Reliance Power Ltd.(d)	26,749
38,166	Rolta India Ltd.	67,560
23,351	Ruchi Soya Industries Ltd.	13,347
816	Sanofi India Ltd.	54,563
2,527	Shoppers Stop Ltd.	15,920
1,221	Shree Cement Ltd.	217,496
142,891	Shree Renuka Sugars Ltd.(d)	19,834
13,529	Shyam Century Ferrous Ltd.(b)(d)	1,730
7,106	Siemens Ltd.	161,280
77,746	Sintex Industries Ltd.(d)	139,867
15,463	SJVN Ltd.	6,138

29

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
INDIA (continued)
99,867	SKF India Ltd.	$2,015,697
7,092	Sobha Ltd.	38,779
401,240	South Indian Bank Ltd. (The)	142,991
7,873	Spice Mobility Ltd.(d)	2,714
6,622	SRF Ltd.	143,624
13,529	Star Ferro and Cement Ltd.	33,982
5,304	State Bank of Bikaner & Jaipur	44,161
2,656	State Bank of Travancore	17,688
2,418	Sterlite Technologies Ltd.	3,848
113,112	Strides Arcolab Ltd.	2,248,455
15,536	Sun Pharmaceutical Industries Ltd.	199,270
14,358	Sun TV Network Ltd.(d)	75,420
21,387	Sundram Fasteners Ltd.	58,356
6,405	Supreme Industries Ltd.	62,618
43,231	Symphony Ltd.	1,166,737
30,834	Syndicate Bank	45,661
13,597	Tata Chemicals Ltd.	103,910
7,145	Tata Communications Ltd.	50,196
86,047	Tata Power Co. Ltd.	91,860
158,638	Tata Steel Ltd.	610,867
14,209	Tata Tea Ltd.(d)	31,069
4,509	Thermax Ltd.	73,526
45,835	Titan Co. Ltd.	231,362
163,847	Torrent Pharmaceuticals Ltd.	3,683,978
10,413	Transport Corp. of India Ltd.	43,207
274,616	Tree House Education and Accessories Ltd.	1,733,958
104	Trent Ltd.	1,985
13,660	Triveni Turbine Ltd.	26,652
697	TTK Prestige Ltd.	43,329
23,147	Tube Investments of India Ltd.	142,904
103,009	TV18 Broadcast Ltd.(d)	59,523
8,017	TVS Motor Co. Ltd.	29,758
5,706	UCO Bank	4,690
6,802	Unichem Laboratories Ltd.	27,025
13,827	Union Bank of India	38,062
445,435	Unitech Ltd.(d)	52,798
7,841	United Breweries Ltd.	129,162
136,278	United Phosphorus Ltd.(d)	1,138,587
9,215	Uttam Galva Steels Ltd.(d)	4,944
1,544	VA Tech Wabag Ltd.	18,288
1,130	Vakrangee Ltd.	2,934
6,257	Vardhman Textiles Ltd.	77,966
54,856	Vedanta Resources Plc	342,063
21,025	Videocon Industries Ltd.	50,646
56,858	Vijaya Bank	36,224
10,224	Voltas Ltd.	50,643
902	VST Industries Ltd.	24,484
563	WABCO India Ltd.	53,189
50,842	Welspun Corp. Ltd.	115,611
1,076	Wockhardt Ltd.	26,246
39,669	Yes Bank Ltd.	512,859
72,088	Zee Entertainment Enterprises Ltd.	448,370
Shares		Value
INDIA (continued)
4,219	Zensar Technologies Ltd.	$62,859
		80,983,562
INDONESIA — 0.5%
223,600	Ace Hardware Indonesia Tbk PT	10,579
5,233,300	Adaro Energy Tbk PT	228,250
122,700	Adhi Karya Persero Tbk PT	20,862
660,600	Agung Podomoro Land Tbk PT	18,069
7,100,800	AKR Corporindo Tbk PT	3,018,266
2,401,100	Alam Sutera Realty Tbk PT	89,636
996,100	Aneka Tambang Persero Tbk PT(d)	34,977
46,738,600	Arwana Citramulia Tbk PT	1,934,845
28,100	Asahimas Flat Glass Tbk PT	14,697
20,400	Astra Agro Lestari Tbk PT	30,274
31,750,200	Bakrie & Brothers Tbk PT(d)	117,354
9,578,900	Bakrie Sumatera Plantations Tbk PT(d)	35,405
9,876,000	Bakrie Telecom Tbk PT(d)	36,503
1,518,266	Bank Bukopin Tbk PT	70,147
805,216	Bank Danamon Indonesia Tbk PT	250,002
3,011,250	Bank Pan Indonesia Tbk PT(d)	237,071
935,700	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	55,682
2,452,700	Bank Tabungan Negara Persero Tbk PT	212,135
141,100	Bank Tabungan Pensiunan Nasional Tbk PT(d)	32,856
54,000	Bayan Resources Tbk PT(d)	32,434
1,863,500	Benakat Integra Tbk PT	13,776
560,000	Budi Starch & Sweetener Tbk PT(d)	3,519
624,500	Bumi Resources Minerals Tbk PT(d)	2,354
2,251,200	Bumi Serpong Damai Tbk PT	297,886
5,013,100	Ciputra Development Tbk PT	389,115
1,036,400	Ciputra Property Tbk PT	40,606
186,400	Ciputra Surya Tbk PT	37,204
542,500	Citra Marga Nusaphala Persada Tbk PT	80,207
6,654,200	Darma Henwa Tbk PT(d)	24,595
1,549,000	Delta Dunia Makmur Tbk PT(d)	7,901
393,500	Elnusa Tbk PT	11,228
10,964,300	Energi Mega Persada Tbk PT(d)	45,389
746,500	Erajaya Swasembada Tbk PT	28,972
16,286,700	Express Transindo Utama Tbk PT	1,119,692
947,000	Gajah Tunggal Tbk PT	52,504
436,000	Garuda Indonesia Persero Tbk PT(d)	14,085
2,684,600	Global Mediacom Tbk PT	247,076
1,043,600	Holcim Indonesia Tbk PT	109,548
674,300	Indika Energy Tbk PT(d)	14,456

30

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
INDONESIA (continued)
135,900	Indo Tambangraya Megah Tbk PT	$97,699
122,300	Indosat Tbk PT(d)	38,876
158,000	Intiland Development Tbk PT	6,599
1,457,000	Japfa Comfeed Indonesia Tbk PT	47,391
10,777,762	Kawasan Industri Jababeka Tbk PT	205,556
60,600	Lippo Cikarang Tbk PT(d)	37,182
8,121,650	Lippo Karawaci Tbk PT	693,440
14,379,200	Malindo Feedmill Tbk PT	1,440,312
1,332,600	Matahari Putra Prima Tbk PT	285,680
1,323,367	Mayora Indah Tbk PT	2,719,616
947,100	Medco Energi Internasional Tbk PT	179,933
515,000	Media Nusantara Citra Tbk PT	77,854
106,200	Mitra Adiperkasa Tbk PT	36,506
5,841,400	MNC Investama Tbk PT	123,500
1,101,800	Multipolar Tbk PT	47,648
26,286,500	Nippon Indosari Corpindo Tbk PT	2,292,964
1,292,700	Pakuwon Jati Tbk PT	39,658
4,283,000	Panin Financial Tbk PT(d)	86,436
139,100	Pembangunan Perumahan Persero Tbk PT	40,154
840,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	84,140
440,100	Ramayana Lestari Sentosa Tbk PT	22,774
5,134,400	Sampoerna Agro Tbk PT	631,955
8,825,400	Sawit Sumbermas Sarana Tbk PT	1,281,975
4,107,500	Selamat Sempurna Tbk PT	1,442,293
7,450,000	Sentul City Tbk PT(d)	47,914
2,649,300	Siloam International Hospitals Tbk PT	3,241,243
117,500	Sinar Mas Agro Resources & Technology Tbk PT(c)	36,698
2,506,800	Summarecon Agung Tbk PT	322,442
1,475,000	Surya Semesta Internusa Tbk PT	86,139
198,500	Tambang Batubara Bukit Asam Persero Tbk PT	88,043
458,600	Tiga Pilar Sejahtera Food Tbk	65,260
1,169,515	Timah Persero Tbk PT	52,305
166,600	Tower Bersama Infrastructure Tbk PT	103,144
596,800	Trada Maritime Tbk PT(d)	2,206
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	9,009
1,152,000	Tunas Baru Lampung Tbk PT	42,580
539,500	Tunas Ridean Tbk PT	25,524
488,900	Vale Indonesia Tbk PT	70,837
1,938,200	Visi Media Asia Tbk PT(d)	65,192
744,885	Waskita Karya Persero Tbk PT	97,464
363,252	Wijaya Karya Persero Tbk PT	71,294
		25,407,592
Shares		Value
IRELAND — 0.8%
161,414	Aer Lingus Group Plc	$443,182
1,217,226	Bank of Ireland(d)	512,001
276,516	Beazley Plc	1,459,120
98,086	C&C Group Plc	382,201
8,364	DCC Plc	660,917
6,992	FBD Holdings Plc(d)	58,744
300,000	FleetMatics Group Plc(d)	14,361,000
219,594	Fyffes Plc	337,395
498,495	Glanbia Plc	10,412,914
25,030	Grafton Group Plc - Units	280,261
241,450	Green REIT plc	405,714
128,605	Greencore Group Plc	635,443
10,120	Icon Plc(d)	817,696
16,165	IFG Group Plc	37,992
1,691,770	Independent News & Media Plc(d)	351,159
101,410	Irish Continental Group Plc - Units	487,816
322,540	Irish Residential Properties REIT Plc	402,050
34,335	James Hardie Industries Plc - CDI	476,596
198,664	Kenmare Resources Plc(d)	11,782
11,618	Kerry Group Plc - Class A(d)	882,317
44,346	Kingspan Group Plc(d)(f)	1,118,464
25,551	Kingspan Group Plc(f)	644,429
18,814	Paddy Power Plc	1,678,619
107,448	Smurfit Kappa Group Plc(d)	3,233,329
72,099	Tarsus Group Plc	248,409
241,472	Total Produce Plc(d)	342,103
164,349	United Drug Plc(d)(f)	1,287,125
67,081	United Drug Plc(d)	752,677
18,203	XL Group Plc	692,078
		43,413,533
ISRAEL — 1.7%
23,917	Africa Israel Investments Ltd.(d)	18,446
4,663	Airport City Ltd.(d)	50,424
61	Alon Blue Square Israel Ltd.(d)	59
1,512	Alrov Properties and Lodging(d)	31,621
11,742	AudioCodes Ltd.(d)	33,361
28	Bayside Land Corp.	8,846
7,207	Cellcom Israel Ltd.(d)	44,697
982,500	Check Point Software Technologies Ltd.(d)	79,356,525
0	Clal Biotechnology Industries Ltd.(d)	0
12,818	Clal Insurance Enterprise Holdings Ltd.(d)	223,777
4,759	Compugen Ltd.(d)	29,250
13,567	Delek Automotive Systems Ltd.	151,058
1,507	Delek Group Ltd.	445,344
3,947	Delta-Galil Industries Ltd.	130,135
11,921	Direct Insurance Financial Investments Ltd.	85,781
9,607	Elbit Systems Ltd.	792,892

31

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
ISRAEL (continued)
905	Electra Ltd.	$124,103
1	Electra Real Estate Ltd.(d)	1
1,009	Equital Ltd.(d)	17,695
0	Evogene Ltd.(d)	5
3,272	EZchip Semiconductor Ltd.(d)	53,428
14,334	First International Bank of Israel Ltd.	205,417
3,427	Formula Systems (1985) Ltd.	105,361
11,000	Frutarom Industries Ltd.	463,551
1,135	Hadera Paper Ltd.(d)	32,789
66,902	Harel Insurance Investments & Financial Services Ltd.	330,871
270	Industrial Buildings Corp.Ltd.	287
378,008	Israel Discount Bank Ltd. - Class A(d)	761,616
2,874	Ituran Location & Control Ltd.	73,498
4,804	Jerusalem Oil Exploration(d)	209,957
4,100	Magic Software Enterprises Ltd.	26,373
16,429	Matrix IT Ltd.	93,574
1,459	Melisron Ltd.	52,851
17,166	Menorah Mivtachim Holdings Ltd.	180,848
181,361	Migdal Insurance & Financial Holding Ltd.	214,765
1,190	Mivtach Shamir Holdings Ltd.	27,853
76,835	Mizrahi Tefahot Bank Ltd.	983,793
7,596	Naphtha Israel Petroleum Corp. Ltd.(d)	51,340
736	Neto ME Holdings Ltd.	46,953
13,509	NICE-Systems Ltd.	841,034
645	Nitsba Holdings 1995 Ltd.(d)	12,096
10,309	Nova Measuring Instruments Ltd.(d)	127,051
391,918	Oil Refineries Ltd.(d)	162,561
7,203	Osem Investments Ltd.	152,343
12,789	Partner Communications Co. Ltd.(d)	54,911
2,872	Paz Oil Co. Ltd.	459,377
43,581	Phoenix Holdings Ltd. (The)	130,060
1,121	Plasson Industries Ltd.(d)	38,089
1	Protalix Biotherapeutics, Inc.(d)	2
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	34,110
2,898,000	Sarine Technologies Ltd.(c)	4,182,702
68,879	Shikun & Binui Ltd.	161,233
35,913	Shufersal Ltd.(d)	98,323
6,039	Strauss Group Ltd.(d)	95,249
5,737	Summit Real Estate Holdings Ltd.(d)	26,153
3,108	Tower Semiconductor Ltd.(d)	42,278
8,078	Union Bank of Israel(d)	31,151
		92,107,868
ITALY — 0.9%
374,596	A2A SpA	478,047
3,408	ACEA SpA	44,877
Shares		Value
ITALY (continued)
11,518	Alerion Cleanpower SpA	$37,696
77,028	Amplifon SpA	645,044
47,882	Ansaldo STS SpA	495,364
54,745	Arnoldo Mondadori Editore SpA(d)	63,430
5,010	Ascopiave SpA	12,061
18,124	Astaldi SpA	174,365
21,458	ASTM SpA	289,865
14,058	Autogrill SpA(d)	126,833
22,498	Azimut Holding SpA	562,364
18,640	Banca Generali SpA	613,322
20,408	Banca IFIS SpA	508,777
391,750	Banca Monte Dei Paschi di Siena SpA(d)	777,012
227,107	Banca Popolare dell’Emilia Romagna Scarl	2,001,597
1,776,864	Banca Popolare di Milano Scarl	1,924,120
196,166	Banca Popolare di Sondrio SCARL	998,776
89,549	Banco di Desio e della Brianza SpA	332,217
151,313	Banco Popolare SC(d)	2,623,973
11,802	BasicNet SpA	52,857
2,317	Biesse SpA	39,009
11,109	Brembo SpA	501,317
41,617	Buzzi Unicem SpA	710,726
29,423	Buzzi Unicem SpA	306,981
6,232	Cairo Communication SpA	30,662
50,175	Cementir Holding SpA	337,516
155,163	CIR-Compagnie Industriali Riunite SpA(d)	164,955
56,572	Credito Emiliano SpA	477,160
216,734	Credito Valtellinese SC(d)	309,198
4,557	Danieli & C Officine Meccaniche SpA	95,790
4,885	Datalogic SpA	71,300
36,080	Davide Campari-Milano SpA	288,667
137,347	DeA Capital SpA	226,262
23,657	Delclima	57,730
21,994	De’Longhi SpA	536,480
17,130	DiaSorin SpA	786,384
2,953	Ei Towers SpA	189,561
86,726	Enel Green Power SpA	180,112
2,445	Engineering SpA	156,548
51,308	ERG SpA	663,791
5,852	Esprinet SpA	51,737
9,629	Eurotech SpA(d)	18,644
18,250	Exor SpA	919,174
195,787	Falck Renewables SpA	256,737
248,856	Finmeccanica SpA(d)	3,585,774
15,732	FNM SpA	10,107
58,626	Gruppo Editoriale L’Espresso SpA(d)	66,511
51,774	Hera SpA	130,666
317,196	Immobiliare Grande Distribuzione SIIQ SpA REIT	294,713
83,830	IMMSI SpA(d)	55,240

32

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
ITALY (continued)
10,415	Industria Macchine Automatiche SpA	$539,886
198,830	Intek Group SpA(d)	73,436
7,391	Interpump Group SpA	125,572
61,258	Iren SpA	89,276
84,914	Italcementi SpA	938,163
13,235	Italmobiliare SpA	351,900
12,648	Italmobiliare SpA	520,900
2,492	La Doria SpA	35,305
23,268	Maire Tecnimont SpA(d)	80,393
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	173,796
341,913	Mediaset SpA	1,732,583
250,502	Mediobanca SpA	2,727,752
30,322	Mediolanum SpA	242,599
122,889	Moleskine SpA	215,671
12,830	Moncler SpA	260,675
166,177	Parmalat SpA	437,279
50,326	Piaggio & C SpA	160,395
99,086	Pirelli & C. SpA	1,643,199
69,418	Prysmian SpA	1,592,618
57,434	Recordati SpA	1,431,214
98,937	Reno de Medici SpA(d)	38,400
831	Reply SpA	94,002
70,103	Retelit SpA(d)	44,116
2,248	Sabaf SpA	31,108
7,978	Safilo Group SpA(d)	101,199
153,639	Saipem SpA(d)	1,339,747
109,178	Salini Impregilo SpA	521,346
16,278	Salvatore Ferragamo SpA	514,509
56,253	Saras SpA(d)	127,019
3,675	SAVE SpA	52,590
58,808	Societa Cattolica di Assicurazioni SCRL	482,456
66,730	Societa Iniziative Autostradali e Servizi SpA	783,429
109,203	Sogefi SpA(d)	335,810
24,490	SOL SpA	202,662
60,496	Sorin SpA(d)	174,604
303,504	Terna Rete Elettrica Nazionale SpA	1,415,290
3,716,281	Tiscali SpA(d)	247,333
4,588	Tod’s SpA	463,567
34,001	Trevi Finanziaria Industriale SpA	63,070
6,610	Uni Land SpA(b)(c)(d)	0
393,215	Unione di Banche Italiane SCPA	3,191,358
226,756	Unipol Gruppo Finanziario SpA	1,216,285
559,584	UnipolSai SpA	1,455,285
39,615	Vittoria Assicurazioni SpA	439,857
23,496	World Duty Free SpA(d)	262,431
13,735	Yoox SpA(d)	463,998
3,856	Zignago Vetro SpA	23,842
		51,739,974
Shares		Value
JAPAN — 7.1%
124,000	77 Bank Ltd. (The)	$807,423
2,900	A&D Co. Ltd.	11,653
3,100	ABC-Mart, Inc.	186,348
26,500	Accordia Golf Co. Ltd.	279,679
46,000	Achilles Corp.	57,159
5,700	Adastria Co. Ltd.	275,491
32,000	ADEKA Corp.	413,636
32,100	Aderans Co. Ltd.	260,043
5,200	Advan Co. Ltd.	76,992
166	Advance Residence Investment Corp. REIT	362,311
22,000	Advanex, Inc.	41,360
20,400	Advantest Corp.	178,594
10,200	Aeon Delight Co. Ltd.	331,674
18,100	Aeon Fantasy Co. Ltd.	278,214
13,700	Aeon Financial Service Co. Ltd.	357,050
3,100	Agro-Kanesho Co. Ltd.	25,113
29,900	Ahresty Corp.	230,882
3,900	Ai Holdings Corp.	63,188
18,100	Aica Kogyo Co. Ltd.	403,520
3,300	Aichi Bank Ltd. (The)	185,057
3,800	Aichi Corp.	22,965
111,000	Aichi Steel Corp.	486,328
16,000	Aichi Tokei Denki Co. Ltd.	48,283
23,700	Aida Engineering Ltd.	227,180
14,100	Ain Pharmaciez, Inc.	670,101
3,700	Aiphone Co. Ltd.	60,903
72,000	Air Water, Inc.	1,250,204
11,300	Airport Facilities Co. Ltd.	59,447
41,100	Aisan Industry Co. Ltd.	378,716
44,600	Aizawa Securities Co. Ltd.	304,087
29,900	Akebono Brake Industry Co. Ltd.	89,988
145,000	Akita Bank Ltd. (The)	445,758
3,400	Alconix Corp.	52,865
87,700	Alfresa Holdings Corp.	1,471,161
20,100	Alinco, Inc.	179,860
72,400	Allied Telesis Holdings KK(d)	41,477
3,100	Alpen Co. Ltd.	48,976
2,800	Alpha Corp.	30,071
10,500	Alpine Electronics, Inc.	173,256
28,400	Alps Electric Co. Ltd.	897,132
3,300	Alps Logistics Co. Ltd.	42,443
41,500	Amada Holdings Co. Ltd.	406,846
16,800	Amano Corp.	234,103
4,500	Amiyaki Tei Co. Ltd.	180,457
7,100	Amuse, Inc.	232,017
31,900	Anest Iwata Corp.	202,826
24,300	Anritsu Corp.	174,111
5,600	AOI Electronics Co. Ltd.	195,425
3,300	AOI Pro, Inc.	28,224
20,300	AOKI Holdings, Inc.	262,400
145,000	Aomori Bank Ltd. (The)	463,307
6,400	Aoyama Trading Co. Ltd.	254,327
148,000	Aozora Bank Ltd.	568,427

33

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
9,700	Arakawa Chemical Industries Ltd.	$114,113
16,000	Araya Industrial Co. Ltd.	22,463
19,000	Arcland Sakamoto Co. Ltd.	460,685
9,738	Arcs Co. Ltd.	213,484
238,800	Arealink Co. Ltd.	273,608
2,700	Argo Graphics, Inc.	39,846
130,900	Ariake Japan Co. Ltd.	5,671,788
10,200	Arisawa Manufacturing Co. Ltd.	70,614
21,500	Artnature, Inc.	183,540
3,290	As One Corp.	108,574
10,000	Asahi Diamond Industrial Co. Ltd.	95,857
16,550	Asahi Holdings, Inc.	250,650
14,000	Asahi Intecc Co. Ltd.	468,794
13,000	Asahi Kogyosha Co. Ltd.	46,468
27,000	Asahi Organic Chemicals Industry Co. Ltd.	55,118
13,000	Asanuma Corp.	17,937
4,500	Asatsu-DK, Inc.	101,230
2,300	Asax Co. Ltd.	30,175
66,100	Ashikaga Holdings Co. Ltd.	277,872
33,000	Ashimori Industry Co. Ltd.	54,319
24,500	Asics Corp.	704,744
9,000	ASKA Pharmaceutical Co. Ltd.	116,117
10,400	Asunaro Aoki Construction Co. Ltd.	70,656
10,200	Atom Corp.	73,330
41,000	Atsugi Co. Ltd.	38,375
46,600	Autobacs Seven Co. Ltd.	846,008
19,700	Avex Group Holdings, Inc.	331,261
57,000	Awa Bank Ltd. (The)	359,196
16,900	Axial Retailing, Inc.	511,357
9,300	Azbil Corp.	221,216
29,800	Bandai Namco Holdings, Inc.	660,993
96,000	Bando Chemical Industries Ltd.	405,890
8,800	Bank of Iwate Ltd. (The)	389,817
192,000	Bank of Kochi Ltd. (The)	252,519
137,000	Bank of Kyoto Ltd. (The)	1,617,227
60,000	Bank of Nagoya Ltd. (The)	234,801
11,100	Bank of Okinawa Ltd. (The)	464,832
139,000	Bank of Saga Ltd. (The)	330,859
25,700	Bank of the Ryukyus Ltd.	382,177
14,400	Belc Co. Ltd.	508,912
34,500	Belluna Co. Ltd.	206,830
28,500	Benesse Holdings, Inc.	769,214
8,700	Bic Camera, Inc.	98,769
58,600	Bit-Isle, Inc.	224,121
9,300	BML, Inc.	289,652
3,400	Bookoff Corp.	25,184
2,100	Broadleaf Co. Ltd.	20,113
64,600	Brother Industries Ltd.	893,407
38,800	Bunka Shutter Co. Ltd.	310,876
800	C Uyemura & Co. Ltd.	42,538
13,900	Calbee, Inc.	620,220
110,000	Calsonic Kansei Corp.	804,131
Shares		Value
JAPAN (continued)
900	Can Do Co. Ltd.	$11,212
19,000	Canon Electronics, Inc.	357,357
12,000	Canon Marketing Japan, Inc.	189,874
21,000	Capcom Co. Ltd.	459,531
3,400	Carlit Holdings Co. Ltd.	15,006
31,400	Casio Computer Co. Ltd.	626,556
5,800	Cawachi Ltd.	92,755
117,000	Central Glass Co. Ltd.	492,791
1,700	Central Security Patrols Co. Ltd.	21,673
1,300	Central Sports Co. Ltd.	26,119
36,050	Century Tokyo Leasing Corp.	1,223,143
6,700	CFS Corp.	68,224
42,600	Chiba Kogyo Bank Ltd. (The)	259,515
1,500	Chino Corp.	15,165
4,000	Chiyoda Co. Ltd.	106,346
20,900	Chiyoda Integre Co. Ltd.	463,751
3,800	Chori Co. Ltd.	58,686
11,700	Chubu Shiryo Co. Ltd.	100,352
188,000	Chuetsu Pulp & Paper Co. Ltd.	345,859
152,600	Chugai Mining Co. Ltd.(d)	36,939
6,000	Chugai Ro Co. Ltd.	13,120
60,000	Chugoku Bank Ltd. (The)	938,234
10,000	Chugoku Marine Paints Ltd.	72,457
32,000	Chukyo Bank Ltd. (The)	61,452
123,800	Citizen Holdings Co. Ltd.	827,098
34,200	CKD Corp.	339,420
94,000	Clarion Co. Ltd.	269,254
11,000	Cleanup Corp.	81,478
3,100	CMIC Holdings Co. Ltd.	41,922
4,800	CMK Corp.	11,658
25,723	Coca-Cola East Japan Co. Ltd.	473,842
7,600	Coca-Cola West Co. Ltd.	153,245
2,290	Cocokara Fine, Inc.	85,920
6,700	COLOPL Inc.	130,286
6,400	Colowide Co. Ltd.	100,182
6,100	Computer Engineering & Consulting Ltd.	53,895
45,000	COMSYS Holdings Corp.	682,979
26,700	CONEXIO Corp.	316,475
7,500	COOKPAD, Inc.	154,980
5,200	Corona Corp.	52,195
252,000	Cosmo Oil Co. Ltd.(d)	408,698
1,500	Cosmos Pharmaceutical Corp.	193,045
7,800	Create SD Holdings Co. Ltd.	474,539
22,200	Credit Saison Co. Ltd.	491,880
6,200	CTI Engineering Co. Ltd.	60,532
6,200	CyberAgent, Inc.	267,140
191,000	Dai Nippon Toryo Co. Ltd.	283,568
3,800	Daibiru Corp.	34,709
48,900	Daicel Corp.	663,653
6,000	Dai-Dan Co. Ltd.	39,601
98,000	Daido Kogyo Co. Ltd.	192,149
6,600	Daido Metal Co. Ltd.	62,786
187,000	Daido Steel Co. Ltd.	709,162
4,300	Daidoh Ltd.	17,695
8,300	Daifuku Co. Ltd.	120,078

34

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
51,000	Daihatsu Diesel Manufacturing Co. Ltd.	$315,214
71,000	Daihen Corp.	331,125
9,000	Daiho Corp.	36,019
13,000	Daiichi Jitsugyo Co. Ltd.	72,482
6,100	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	173,252
12,400	Dai-ichi Seiko Co. Ltd.	179,194
15,000	Daiichikosho Co. Ltd.	590,027
102,000	Daiken Corp.	278,178
19,000	Daiki Aluminium Industry Co. Ltd.	59,483
15,700	Daikoku Denki Co. Ltd.	226,503
7,400	Daikokutenbussan Co. Ltd.	286,005
176,000	Daikyo, Inc.	298,221
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	184,088
37,000	Daio Paper Corp.	421,842
136,000	Daisan Bank Ltd. (The)	217,275
4,910	Daiseki Co. Ltd.	94,211
129,000	Daishi Bank Ltd. (The)	556,864
6,000	Daishinku Corp.	13,071
24,000	Daiso Co. Ltd.	91,403
246,000	Daito Bank Ltd. (The)	345,375
17,260	Daito Pharmaceutical Co. Ltd.	443,564
60	Daiwa House Residential Investment Corp. REIT	126,599
8,800	Daiwa Industries Ltd.	57,940
228,000	Daiwabo Holdings Co. Ltd.	430,484
10,400	DC Co. Ltd.	35,244
43,860	DCM Holdings Co. Ltd.	399,902
47,400	Dena Co. Ltd.	942,760
272,000	Denki Kagaku Kogyo KK	1,132,465
11,000	Denki Kogyo Co. Ltd.	49,260
20,500	Denyo Co. Ltd.	308,985
14,000	Descente Ltd.	206,834
369,000	DIC Corp.	869,391
21,400	Digital Arts, Inc.	302,347
3,500	Disco Corp.	270,827
77,000	DKS Co. Ltd.	229,879
8,500	DMG Mori Co. Ltd.	131,133
13,400	Don Quijote Co. Ltd.	571,961
4,000	Doshisha Co. Ltd.	74,232
5,674	Doutor Nichires Holdings Co. Ltd.	91,381
114,000	Dowa Holdings Co. Ltd.	1,083,568
17,800	Dr Ci Labo Co. Ltd.	326,457
400	DSB Co. Ltd.	3,250
3,200	DTS Corp.	71,521
2,300	Dunlop Sports Co. Ltd.	22,177
12,100	Duskin Co. Ltd.	229,532
9,600	Dydo Drinco, Inc.	401,243
2,000	Dynic Corp.	2,953
14,700	Eagle Industry Co. Ltd.	296,526
274,000	Ebara Corp.	1,244,701
Shares		Value
JAPAN (continued)
800	Ebara Jitsugyo Co. Ltd.	$9,663
63,000	EDION Corp.	416,323
12,300	eGuarantee, Inc.	243,946
146,000	Ehime Bank Ltd. (The)	313,358
8,000	Eidai Co. Ltd.	29,628
134,000	Eighteenth Bank Ltd. (The)	396,805
16,000	Eiken Chemical Co. Ltd.	315,908
3,400	Eizo Corp.	77,500
11,000	Elecom Co. Ltd.	250,825
700	Elematec Corp.	16,329
11,700	en-japan, Inc.	264,332
7,100	Enplas Corp.	286,440
5,500	EPS Holdings Inc.	66,789
4,200	ESPEC Corp.	43,445
2,300	Excel Co. Ltd.	36,448
21,600	Exedy Corp.	534,183
12,800	Ezaki Glico Co. Ltd.	702,304
6,700	F@N Communications, Inc.	50,979
3,000	FALCO HOLDINGS Co. Ltd.	40,473
10,400	FamilyMart Co. Ltd.	503,490
344,300	FCC Co. Ltd.	5,417,235
35,680	Feed One Holdings Co. Ltd.	46,351
19,300	Ferrotec Corp.	133,925
145,100	FIDEA Holdings Co. Ltd.	311,426
17,800	Fields Corp.	287,247
3,600	Financial Products Group Co. Ltd.	28,234
22,100	Findex, Inc.	225,396
25,900	Foster Electric Co. Ltd.	533,109
2,200	FP Corp.	71,005
27,000	France Bed Holdings Co. Ltd.	41,611
24,500	F-Tech, Inc.	238,407
168,700	Fudo Tetra Corp.	264,072
5,500	Fuji Co. Ltd.	122,839
10,600	Fuji Corp. Ltd.	59,614
171,000	Fuji Electric Co. Ltd.	707,815
13,000	Fuji Kiko Co. Ltd.	66,293
12,000	Fuji Kyuko Co. Ltd.	119,966
13,700	Fuji Media Holdings, Inc.	176,977
13,800	Fuji Oil Co. Ltd.	52,000
6,800	Fuji Oil Co. Ltd.	114,069
2,200	Fuji Pharma Co. Ltd.	39,319
2,900	Fuji Seal International, Inc.	89,737
6,400	Fuji Soft, Inc.	133,902
27,000	Fujibo Holdings, Inc.	52,068
4,600	Fujicco Co. Ltd.	96,317
10,700	Fujikura Kasei Co. Ltd.	48,003
238,000	Fujikura Ltd.	1,261,677
1,200	Fujikura Rubber Ltd.	6,729
9,300	Fujimori Kogyo Co. Ltd.	260,762
242,200	Fujisash Co. Ltd.(d)	265,778
2,200	Fujishoji Co. Ltd.	25,438
13,000	Fujita Kanko, Inc.	44,370
27,300	Fujitec Co. Ltd.	283,056
7,300	Fujitsu Frontech Ltd.	112,915
20,000	Fujitsu General Ltd.	284,181

35

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
7,700	FuKoKu Co. Ltd.	$71,262
47,000	Fukuda Corp.	306,798
3,700	Fukuda Denshi Co. Ltd.	194,650
175,000	Fukui Bank Ltd. (The)	375,600
103,000	Fukuoka Financial Group, Inc.	530,230
343,000	Fukushima Bank Ltd. (The)	276,758
14,400	Fukushima Industries Corp.	286,989
70,000	Fukuyama Transporting Co. Ltd.	359,785
3,000	Funai Soken Holdings, Inc.	43,716
2,000	Furukawa Battery Co. Ltd. (The)	14,491
66,000	Furukawa Co. Ltd.	128,874
264,000	Furukawa Electric Co. Ltd.	438,811
8,100	Furuno Electric Co. Ltd.	59,540
4,000	Furusato Industries Ltd.	58,192
3,500	Fuso Chemical Co. Ltd.	43,519
11,000	Fuso Pharmaceutical Industries Ltd.	26,449
63,900	Futaba Industrial Co. Ltd.	270,686
36,600	Future Architect, Inc.	226,803
14,200	Fuyo General Lease Co. Ltd.	595,796
20,000	Gakken Holdings Co. Ltd.	39,698
25,600	Gecoss Corp.	246,839
1,700	Genki Sushi Co. Ltd.	34,251
500	Genky Stores, Inc.	62,129
40,100	Geo Holdings Corp.	552,311
25,000	GLOBERIDE, Inc.	33,284
21,700	Glory Ltd.	632,081
235	GLP J - REIT	226,211
27,000	GMO Internet, Inc.	451,180
11,000	GMO Payment Gateway, Inc.	360,794
34,000	Godo Steel Ltd.	61,726
4,880	Goldcrest Co. Ltd.	100,014
19,000	Goldwin, Inc.	140,122
16,300	Gree, Inc.	95,878
161,000	GS Yuasa Corp.	643,039
24,000	GSI Creos Corp.	25,949
24,500	G-Tekt Corp.	227,139
10,800	Gulliver International Co. Ltd.	107,272
16,000	Gun-Ei Chemical Industry Co. Ltd.	43,378
131,000	Gunma Bank Ltd. (The)	974,559
48,000	Gunze Ltd.	130,520
13,600	Gurunavi, Inc.	216,946
7,200	H.I.S. Co. Ltd.	262,299
41,635	H2O Retailing Corp.	871,098
185,000	Hachijuni Bank Ltd. (The)	1,437,487
2,800	Hagihara Industries, Inc.	45,953
3,500	Hakudo Co. Ltd.	39,960
63,300	Hakuhodo DY Holdings, Inc.	708,412
4,800	Hakuto Co. Ltd.	59,063
9,500	Hamakyorex Co. Ltd.	364,485
17,100	Hamamatsu Photonics KK	445,661
108,000	Hanwa Co. Ltd.	469,698
28,000	Happinet Corp.	295,962
Shares		Value
JAPAN (continued)
7,400	Hard Off Corp. Co. Ltd.	$92,071
2,400	Harmonic Drive Systems, Inc.	35,883
90,200	Haseko Corp.	1,143,375
20,860	Hazama Ando Corp.	110,582
14,600	Heiwa Corp.	320,779
4,000	Heiwa Real Estate Co. Ltd.	57,772
31,000	Heiwado Co. Ltd.	671,352
16,800	Hibiya Engineering Ltd.	221,632
12,288	Hiday Hidaka Corp.	299,429
118,000	Higashi-Nippon Bank Ltd. (The)	442,732
66,000	Higo Bank Ltd. (The)	407,924
1,600	Hikari Tsushin, Inc.	111,801
10,900	HI-LEX Corp.	350,038
3,200	Hiramatsu, Inc.	20,372
2,925	Hirose Electric Co. Ltd.	350,004
247,000	Hiroshima Bank Ltd. (The)	1,448,897
18,300	Hisamitsu Pharmaceutical Co., Inc.	665,938
33,800	Hitachi Capital Corp.	919,079
7,600	Hitachi Chemical Co. Ltd.	134,603
14,700	Hitachi Construction Machinery Co. Ltd.	244,931
10,400	Hitachi High-Technologies Corp.	242,934
8,700	Hitachi Koki Co. Ltd.	70,549
25,000	Hitachi Kokusai Electric, Inc.	337,475
36,300	Hitachi Transport System Ltd.	654,914
43,800	Hitachi Zosen Corp.	230,777
34,800	Hochiki Corp.	269,841
10,000	Hodogaya Chemical Co. Ltd.	14,282
121,000	Hogy Medical Co. Ltd.	5,887,199
32,400	Hokkaido Electric Power Co., Inc.(d)	391,095
25,000	Hokkan Holdings Ltd.	57,893
12,000	Hokko Chemical Industry Co. Ltd.	45,701
61,000	Hokkoku Bank Ltd. (The)	222,471
74,000	Hokuetsu Bank Ltd. (The)	149,272
30,000	Hokuetsu Industries Co. Ltd.	215,920
36,500	Hokuetsu Kishu Paper Co. Ltd.	217,937
871,000	Hokuhoku Financial Group, Inc.	2,059,168
25,000	Hokuriku Electric Industry Co. Ltd.	33,687
37,600	Hokuriku Electric Power Co.	578,555
2,000	Hokuriku Electrical Construction Co. Ltd.	21,205
2,500	Hokuto Corp.	49,966
3,320	Honeys Co. Ltd.	27,672
9,600	Hoosiers Holdings	38,653
88,300	Horiba Ltd.	3,341,485
7,500	Hoshizaki Electric Co. Ltd.	447,815
5,000	Hosokawa Micron Corp.	23,561
30,000	House Foods Group, Inc.	606,850
5,500	Howa Machinery Ltd.	32,929
88,000	Hyakugo Bank Ltd. (The)	420,349

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
61,000	Hyakujushi Bank Ltd. (The)	$205,245
40,300	Ibiden Co. Ltd.	667,575
8,900	IBJ Leasing Co. Ltd.	209,332
1,200	Ichibanya Co. Ltd.	50,930
19,000	Ichikoh Industries Ltd.	41,546
7,300	ICHINEN Holdings Co. Ltd.	68,267
22,100	Ichiyoshi Securities Co. Ltd.	202,749
1,500	Icom, Inc.	35,680
2,800	Idec Corp.	24,061
30,750	Idemitsu Kosan Co. Ltd.	565,948
11,400	Ihara Chemical Industry Co. Ltd.	137,792
35,036	Iida Group Holdings Co. Ltd.	615,148
39,100	Iino Kaiun Kaisha Ltd.	188,346
5,680	IJT Technology Holdings Co. Ltd.	22,686
14,000	Ikegami Tsushinki Co. Ltd.	18,413
3,000	Ikyu Corp.	62,936
10,900	Imasen Electric Industrial	109,585
2,200	Inaba Denki Sangyo Co. Ltd.	74,999
300	Inaba Seisakusho Co. Ltd.	3,309
13,200	Inabata & Co. Ltd.	141,122
5,600	Inageya Co. Ltd.	66,377
3,300	Ines Corp.	32,352
4,200	I-Net Corp.	40,904
3,000	Infocom Corp.	31,105
18,500	Information Services International-Dentsu Ltd.	220,922
2,400	Innotech Corp.	9,315
18,300	Intage Holdings, Inc.	307,129
4,500	Internet Initiative Japan, Inc.	86,198
1,100	Inui Warehouse Co. Ltd.	8,370
4,100	Iriso Electronics Co. Ltd.	272,264
5,000	Ise Chemical Corp.	27,232
39,000	Iseki & Co. Ltd.	71,433
45,600	Isetan Mitsukoshi Holdings Ltd.	831,165
302,000	Ishihara Sangyo Kaisha Ltd.(d)	280,228
62,666	IT Holdings Corp.	1,436,006
14,000	Ito En Ltd.	325,784
42,900	Itochu Enex Co. Ltd.	421,264
11,200	Itochu Techno-Solutions Corp.	261,802
1,300	Itochu-Shokuhin Co. Ltd.	45,629
35,000	Itoham Foods, Inc.	194,013
27,600	Itoki Corp.	149,430
25,000	IwaiCosmo Holdings, Inc.	325,170
134,000	Iwasaki Electric Co. Ltd.	272,465
62,000	Iwatani Corp.	379,699
11,000	Iwatsu Electric Co. Ltd.(d)	8,077
93,800	Iyo Bank Ltd. (The)	1,194,307
14,300	Izumi Co. Ltd.	668,068
46,000	Izutsuya Co. Ltd.(d)	28,579
28,700	J. Front Retailing Co. Ltd.	540,260
39,000	Jaccs Co. Ltd.	187,550
5,800	Jafco Co. Ltd.	284,068
900	Jalux, Inc.	19,556
1,900	Jamco Corp.	57,566
Shares		Value
JAPAN (continued)
83,000	Janome Sewing Machine Co. Ltd.(d)	$85,722
8,500	Japan Airport Terminal Co. Ltd.	452,657
33,000	Japan Aviation Electronics Industry Ltd.	735,700
17,300	Japan Communications, Inc.(d)	58,628
7,700	Japan Digital Laboratory Co. Ltd.	112,827
340	Japan Hotel REIT Investment Corp.	220,019
3,900	Japan Medical Dynamic Marketing, Inc.	19,731
7,600	Japan Petroleum Exploration Co. Ltd.	238,238
38,100	Japan Pile Corp.	266,225
84	Japan Prime Realty Investment Corp. REIT	272,127
42,000	Japan Pulp & Paper Co. Ltd.	118,611
96,000	Japan Radio Co. Ltd.	325,332
247	Japan Retail Fund Investment Corp. REIT	484,294
101,000	Japan Steel Works Ltd. (The)	374,874
86,000	Japan Transcity Corp.	328,914
16,000	Japan Vilene Co. Ltd.	106,507
31,000	Japan Wool Textile Co. Ltd. (The)	244,378
1,000	Jastec Co. Ltd.	9,013
6,000	JBCC Holdings, Inc.	39,650
5,700	JCU Corp.	223,750
55,000	Jeol Ltd.	231,654
132,800	Jimoto Holdings, Inc.	233,593
1,500	Jin Co. Ltd.	73,103
5,000	JK Holdings Co. Ltd.	24,368
9,000	JMS Co. Ltd.	22,221
28,000	Joban Kosan Co. Ltd.	35,244
39,000	J-Oil Mills, Inc.	132,166
20,000	Joshin Denki Co. Ltd.	157,986
86,000	Joyo Bank Ltd. (The)	509,332
12,600	Jp-Holdings, Inc.	34,465
5,400	JSP Corp.	91,151
20,600	JSR Corp.	343,070
35,700	JTEKT Corp.	617,300
22,400	Juki Corp.	258,277
105,000	Juroku Bank Ltd. (The)	431,234
64,900	JVC Kenwood Corp.	152,386
5,200	K&O Energy Group, Inc.	74,642
34,400	kabu.com Securities Co. Ltd.	117,132
2,000	Kabuki-Za Co. Ltd.	82,301
10,500	Kaga Electronics Co. Ltd.	134,708
54,000	Kagoshima Bank Ltd. (The)	369,484
106,000	Kajima Corp.	526,857
43,800	Kakaku.com, Inc.	697,280
23,000	Kaken Pharmaceutical Co. Ltd.	858,313
11,300	Kameda Seika Co. Ltd.	474,119
43,400	Kamei Corp.	406,213
92,000	Kamigumi Co. Ltd.	866,293
13,000	Kanaden Corp.	103,425

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
3,000	Kanagawa Chuo Kotsu Co. Ltd.	$15,831
6,000	Kanamoto Co. Ltd.	145,722
12,000	Kandenko Co. Ltd.	78,719
112,000	Kaneka Corp.	808,811
311,000	Kanematsu Corp.	567,120
8,000	Kanematsu Electronics Ltd.	126,905
27,000	Kansai Paint Co. Ltd.	439,852
20,700	Kansai Urban Banking Corp.	234,333
57,000	Kanto Denka Kogyo Co. Ltd.	402,429
1,200	Kappa Create Holdings Co. Ltd.(d)	12,655
32,300	Kasai Kogyo Co. Ltd.	381,027
8,100	Katakura Industries Co. Ltd.	92,545
6,200	Kato Sangyo Co. Ltd.	143,075
64,000	Kato Works Co. Ltd.	375,423
2,400	KAWADA Technologies, Inc.	84,625
3,200	Kawai Musical Instruments Manufacturing Co. Ltd.	53,189
212,000	Kawasaki Heavy Industries Ltd.	930,552
851,000	Kawasaki Kisen Kaisha Ltd.	1,902,021
3,400	Kawasumi Laboratories, Inc.	25,678
107,000	Keihan Electric Railway Co. Ltd.	700,182
55,000	Keihanshin Building Co. Ltd.	332,392
15,000	Keihin Co. Ltd. (The)	26,627
32,700	Keihin Corp.	464,636
49,000	Keisei Electric Railway Co. Ltd.	598,588
93,000	Keiyo Bank Ltd. (The)	469,746
11,100	Keiyo Co. Ltd.	51,320
5,900	Kenko Mayonnaise Co. Ltd.	81,358
17,200	Kewpie Corp.	389,285
1,825	KEY Coffee, Inc.	31,763
2,000	KFC Holdings Japan Ltd.	37,003
23,000	Kikkoman Corp.	805,422
8,200	Kimoto Co. Ltd.	19,254
8,000	Kinden Corp.	106,766
4,000	Kintetsu Department Store Co. Ltd.(d)	10,973
4,500	Kintetsu World Express, Inc.	200,065
17,000	Kinugawa Rubber Industrial Co. Ltd.	93,686
2,600	Kissei Pharmaceutical Co. Ltd.	63,670
185,000	Kitagawa Iron Works Co. Ltd.	441,845
2,600	Kita-Nippon Bank Ltd. (The)	73,530
114,000	Kitano Construction Corp.	294,348
3,100	Kito Corp.	29,040
24,100	Kitz Corp.	110,257
33,500	Kiyo Bank Ltd. (The)	490,330
4,200	KLab, Inc.(d)	70,861
135,000	KNT-CT Holdings Co. Ltd.(d)	237,463
18,000	KNT-CT Holdings Co. Ltd.(d)	31,662
20,800	Koa Corp.	189,312
22,000	Koatsu Gas Kogyo Co. Ltd.	119,643
4,800	Kobayashi Pharmaceutical Co. Ltd.	376,843
407,000	Kobe Steel Ltd.	630,524
Shares		Value
JAPAN (continued)
9,600	Kohnan Shoji Co. Ltd.	$130,520
1,300	Kohsoku Corp.	9,440
3,000	Koike Sanso Kogyo Co. Ltd.	9,586
16,400	Koito Manufacturing Co. Ltd.	645,096
16,800	Kokusai Co. Ltd.	246,032
13,800	Kokuyo Co. Ltd.	143,528
12,000	KOMAIHALTEC, Inc.	23,238
10,400	Komatsu Wall Industry Co. Ltd.	192,417
22,300	Komeri Co. Ltd.	537,820
4,600	Konaka Co. Ltd.	25,462
14,000	Konami Corp.	292,347
6,300	Kondotec, Inc.	39,091
67,600	Konica Minolta, Inc.	843,807
17,500	Konishi Co.Ltd	332,957
25,100	Konoike Transport Co. Ltd.	325,053
11,100	Koshidaka Holdings Co. Ltd.	249,433
6,100	Kotobuki Spirits Co. Ltd.	185,065
2,000	Kourakuen Holdings Corp.	25,191
108,000	Krosaki Harima Corp.	230,928
4,200	KRS Corp.	89,263
22,028	K’s Holdings Corp.	701,178
2,000	KU Holdings Co. Ltd.	12,749
49,000	Kumagai Gumi Co. Ltd.	138,379
9,500	Kura Corp.	292,815
82,000	Kurabo Industries Ltd.	172,026
43,000	Kuraray Co. Ltd.	507,250
66,000	Kureha Corp.	249,227
40,000	Kurimoto Ltd.	81,010
20,800	Kurita Water Industries Ltd.	454,987
24,800	Kuroda Electric Co. Ltd.	473,648
12,400	Kusuri No Aoki Co. Ltd.	643,337
215,000	KYB Co. Ltd.	732,077
43,000	Kyodo Printing Co. Ltd.	119,700
2,000	Kyoei Sangyo Co. Ltd.	3,195
6,700	Kyoei Steel Ltd.	116,176
10,800	Kyokuto Kaihatsu Kogyo Co. Ltd.	116,771
16,600	Kyokuto Securities Co. Ltd.	242,835
16,000	Kyokuyo Co. Ltd.	36,148
19,000	KYORIN Holdings, Inc.	370,541
2,520	Kyoritsu Maintenance Co. Ltd.	178,933
400	Kyoritsu Printing Co. Ltd.	1,062
18,000	Kyosan Electric Manufacturing Co. Ltd.	54,319
900	Kyoto Kimono Yuzen Co. Ltd.	7,451
67,400	Kyowa Electronics Instruments Co. Ltd.	275,724
65,500	Kyowa Exeo Corp.	798,039
3,000	Kyudenko Corp.	52,745
23,300	LAC Co. Ltd.	352,879
2,800	Lasertec Corp.	35,448
600	LEC, Inc.	6,589
77,400	Leopalace21 Corp.(d)	423,425
21,000	Life Corp.	641,344
8,000	Lintec Corp.	172,736
25,000	Lion Corp.	215,234

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
6,000	Look, Inc.	$10,263
23,300	M3, Inc.	549,529
6,200	Mabuchi Motor Co. Ltd.	371,695
20,750	Macnica Fuji Electronics Holdings, Inc.(d)	257,000
10,000	Maeda Corp.	67,777
27,300	Maeda Kosen Co. Ltd.	239,881
60,000	Maeda Road Construction Co. Ltd.	1,103,320
3,900	Maezawa Kasei Industries Co. Ltd.	39,083
45,000	Makino Milling Machine Co. Ltd.	392,504
2,300	Mandom Corp.	95,203
300	Mani, Inc.	19,970
3,300	Mars Engineering Corp.	56,582
7,700	Marubun Corp.	59,458
68,000	Marudai Food Co. Ltd.	269,399
4,000	Marufuji Sheet Piling Co. Ltd.	10,489
41,600	Marui Group Co. Ltd.	583,041
13,800	Maruichi Steel Tube Ltd.	355,759
45,900	Marusan Securities Co. Ltd.	513,683
2,900	Maruwa Co. Ltd.	65,635
20,000	Maruyama Manufacturing Co., Inc.	36,955
20,000	Maruzen Showa Unyu Co. Ltd.	70,521
6,400	Marvelous, Inc.	74,620
4,200	Matsuda Sangyo Co. Ltd.	48,732
2,000	Matsui Construction Co. Ltd.	10,312
11,500	Matsui Securities Co. Ltd.	105,317
14,800	Matsumotokiyoshi Holdings Co. Ltd.	715,310
800	Matsuya Co. Ltd.	15,047
700	Matsuya Foods Co. Ltd.	13,635
6,000	Max Co. Ltd.	64,921
2,400	Maxvalu Nishinihon Co. Ltd.	31,797
3,700	Maxvalu Tokai Co. Ltd.	53,439
2,400	MEC Co. Ltd.	16,034
48,900	Medipal Holdings Corp.	871,192
5,200	Megachips Corp.	58,447
22,200	Megmilk Snow Brand Co. Ltd.	348,579
55,000	Meidensha Corp.	184,613
5,500	Meiko Network Japan Co. Ltd.	61,020
3,000	Meisei Industrial Co. Ltd.	14,669
6,000	Meitec Corp.	237,221
14,700	Meiwa Corp.	47,326
1,000	Melco Holdings, Inc.	17,493
9,300	Message Co. Ltd.	274,269
49,000	Michinoku Bank Ltd. (The)	86,190
2,200	Micronics Japan Co. Ltd.	48,088
15,000	Mie Bank Ltd. (The)	33,163
4,100	Mikuni Corp.	17,401
1,237	Milbon Co. Ltd.	48,957
5,600	Mimasu Semiconductor Industry Co. Ltd.	50,110
202,000	Minato Bank Ltd. (The)	503,635
Shares		Value
JAPAN (continued)
50,000	Minebea Co. Ltd.	$783,879
5,100	Ministop Co. Ltd.	105,675
151,100	Miraca Holdings, Inc.	6,961,560
6,240	Mirait Holdings Corp.	71,647
34,200	Misawa Homes Co. Ltd.	277,883
66,400	MISUMI Group, Inc.	821,327
14,900	Mitani Corp.	390,128
66,600	Mito Securities Co. Ltd.	239,671
16,200	Mitsuba Corp.	358,678
133,000	Mitsubishi Gas Chemical Co., Inc.	738,323
9,000	Mitsubishi Logistics Corp.	131,004
138,000	Mitsubishi Materials Corp.	499,956
56,400	Mitsubishi Nichiyu Forklift Co. Ltd.	269,406
124,000	Mitsubishi Paper Mills Ltd.(d)	90,047
7,500	Mitsubishi Pencil Co. Ltd.	370,355
9,400	Mitsubishi Research Institute, Inc.	235,882
12,300	Mitsubishi Shokuhin Co. Ltd.	273,124
51,000	Mitsubishi Steel Manufacturing Co. Ltd.	104,523
74,900	Mitsubishi UFJ Lease & Finance Co. Ltd.	401,892
51,000	Mitsuboshi Belting Co. Ltd.	406,156
649,000	Mitsui Chemicals, Inc.	2,435,026
451,000	Mitsui Engineering & Shipbuilding Co. Ltd.	786,025
46,800	Mitsui High-Tec, Inc.	295,674
14,000	Mitsui Home Co. Ltd.	66,196
41,000	Mitsui Matsushima Co. Ltd.	43,337
452,000	Mitsui Mining & Smelting Co. Ltd.	1,112,357
99,000	Mitsui Osk Lines Ltd.	297,156
91,000	Mitsui Sugar Co. Ltd.	392,827
44,000	Mitsui-Soko Holdings Co. Ltd.	143,430
10,200	Miura Co. Ltd.	110,942
30,000	Miyaji Engineering Group, Inc.	49,381
119,000	Miyazaki Bank Ltd. (The)	385,032
18,000	Miyoshi Oil & Fat Co. Ltd.	21,059
42,000	Mizuno Corp.	201,299
2,100	Mochida Pharmaceutical Co. Ltd.	116,577
1,800	Modec, Inc.	25,010
107,700	Monex Group, Inc.	291,985
6,600	Monogatari Corp. (The)	238,843
300	Monotaro Co. Ltd.	15,807
130	Mori Trust Sogo Reit, Inc.	241,570
26,000	Morinaga & Co. Ltd.	113,495
162,000	Morinaga Milk Industry Co. Ltd.	662,718
5,300	Morita Holdings Corp.	53,156
22,000	Mory Industries, Inc.	68,342
6,200	MTI Ltd.	44,073
2,000	Murakami Corp.	35,164
237,300	Musashi Seimitsu Industry Co. Ltd.	4,323,423
14,300	Musashino Bank Ltd. (The)	566,531

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
27,100	Nabtesco Corp.	$596,294
29,000	NAC Co. Ltd.	234,228
56,000	Nachi-Fujikoshi Corp.	279,695
3,900	Nagaileben Co. Ltd.	84,177
12,000	NaganoBank Ltd. (The)	21,979
64,900	Nagase & Co. Ltd.	828,433
7,000	Nagatanien Co. Ltd.	61,621
138,000	Nagoya Railroad Co. Ltd.	518,885
22,000	Nakabayashi Co. Ltd.	43,491
8,300	Nakanishi, Inc.	330,835
27,000	Nakayama Steel Works Ltd.(d)	19,389
20,300	Namura Shipbuilding Co. Ltd.	176,572
109,000	Nankai Electric Railway Co. Ltd.	548,804
55,000	Nanto Bank Ltd. (The)	185,500
3,600	Natori Co. Ltd.	43,513
21,700	ND Software Co. Ltd.	262,287
9,000	NDS Co. Ltd.	24,255
3,300	NEC Capital Solutions Ltd.	48,834
8,500	NEC Networks & System Integration Corp.	178,182
11,200	NET One Systems Co. Ltd.	68,862
9,900	Neturen Co. Ltd.	68,138
28,300	Nexon Co. Ltd.	388,416
21,000	NH Foods Ltd.	510,873
113,800	NHK Spring Co. Ltd.	1,207,464
24,000	Nice Holdings, Inc.	40,473
6,000	Nichia Steel Works Ltd.	15,492
38,000	Nichias Corp.	222,907
3,000	Nichiban Co. Ltd.	14,935
7,600	Nichicon Corp.	55,619
33,900	Nichiha Corp.	504,937
35,000	Nichii Gakkan Co.	306,693
21,850	Nichi-Iko Pharmaceutical Co. Ltd.	751,928
159,000	Nichirei Corp.	1,039,174
42,000	Nichireki Co. Ltd.	346,682
374,100	Nifco, Inc.	16,179,255
26,100	NIFTY Corp.	296,727
2,700	Nihon Dempa Kogyo Co. Ltd.	19,542
1,400	Nihon Eslead Corp.	14,267
53,600	Nihon House Holdings Co. Ltd.	251,274
21,800	Nihon Kohden Corp.	484,249
2,300	Nihon M&A Center, Inc.	94,832
14,500	Nihon Nohyaku Co. Ltd.	133,727
30,800	Nihon Parkerizing Co. Ltd.	285,795
2,800	Nihon Plast Co. Ltd.	18,481
1,100	Nihon Tokushu Toryo Co. Ltd.	8,228
1,600	Nihon Trim Co. Ltd.	47,251
15,300	Nihon Unisys Ltd.	163,450
15,000	Nihon Yamamura Glass Co. Ltd.	22,270
14,800	Nikkiso Co. Ltd.	143,420
7,000	Nikko Co. Ltd.	24,908
57,000	Nippo Corp.	1,004,462
Shares		Value
JAPAN (continued)
2,000	Nippon Air Conditioning Services Co. Ltd.	$19,397
8,000	Nippon Beet Sugar Manufacturing Co. Ltd.	13,362
22,000	Nippon Carbide Industries Co. Inc.	38,343
15,000	Nippon Carbon Co. Ltd.	43,450
31,000	Nippon Chemical Industrial Co. Ltd.	54,028
124,000	Nippon Chemi-Con Corp.	337,177
44,000	Nippon Chemiphar Co. Ltd.	265,914
217,600	Nippon Coke & Engineering Co. Ltd.	201,912
14,900	Nippon Concrete Industries Co. Ltd.	61,314
19,205	Nippon Denko Co. Ltd.	43,854
20,000	Nippon Densetsu Kogyo Co. Ltd.	357,607
148,000	Nippon Electric Glass Co. Ltd.	718,893
132,000	Nippon Express Co. Ltd.	698,689
6,100	Nippon Fine Chemical Co. Ltd.	46,217
113,000	Nippon Flour Mills Co. Ltd.	752,209
11,400	Nippon Gas Co. Ltd.	378,053
1,800	Nippon Hume Corp.	11,227
10,000	Nippon Kanzai Co. Ltd.	247,710
50,000	Nippon Kayaku Co. Ltd.	507,121
16,000	Nippon Kinzoku Co. Ltd.(d)	19,236
47,000	Nippon Koei Co. Ltd.	173,688
27,000	Nippon Konpo Unyu Soko Co. Ltd.	467,084
7,000	Nippon Koshuha Steel Co. Ltd.	6,495
491,300	Nippon Light Metal Holdings Co. Ltd.	816,620
89,000	Nippon Paper Industries Co. Ltd.	1,460,653
230,000	Nippon Parking Development Co. Ltd.	313,632
16,000	Nippon Pillar Packing Co. Ltd.	140,848
61,000	Nippon Piston Ring Co. Ltd.	105,329
178	Nippon Prologis REIT, Inc. REIT.	351,160
4,000	Nippon Rietec Co. Ltd.	27,918
67,000	Nippon Road Co. Ltd. (The)	338,960
16,000	Nippon Seiki Co. Ltd.	320,039
37,000	Nippon Seisen Co. Ltd.	168,080
6,000	Nippon Sharyo Ltd.	18,252
349,000	Nippon Sheet Glass Co. Ltd.(d)	360,447
30,000	Nippon Shokubai Co. Ltd.	443,700
33,700	Nippon Signal Company Ltd.	357,027
54,000	Nippon Soda Co. Ltd.	323,299
115,480	Nippon Steel & Sumikin Bussan Corp.	391,347
67,200	Nippon Steel & Sumitomo Metal Corp.	158,925
138,300	Nippon Suisan Kaisha Ltd.	436,320
52,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	328,947

40

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
26,000	Nippon Thompson Co. Ltd.	$128,390
18,000	Nippon Valqua Industries Ltd.	47,057
24,700	Nippon Yakin Kogyo Co. Ltd.(d)	43,447
32,800	Nipro Corp.	346,963
1,000	Nishikawa Rubber Co. Ltd.	17,130
126,000	Nishimatsu Construction Co. Ltd.	460,548
285,000	Nishi-Nippon City Bank Ltd. (The)	866,946
28,000	Nishi-Nippon Railroad Co. Ltd.	138,718
3,100	Nishio Rent All Co. Ltd.	79,417
20,900	Nissan Chemical Industries Ltd.	459,198
29,600	Nissan Shatai Co. Ltd.	375,687
89,100	Nissan Tokyo Sales Holdings Co. Ltd.	272,473
10,600	Nissei ASB Machine Co. Ltd.	207,835
2,600	Nissei Plastic Industrial Co. Ltd.	21,461
17,700	Nissha Printing Co. Ltd.	316,625
59,800	Nisshin Fudosan Co. Ltd.	206,032
18,000	Nisshin Oillio Group Ltd. (The)	77,847
41,360	Nisshin Seifun Group, Inc.	593,360
51,324	Nisshin Steel Co. Ltd.	595,091
86,000	Nisshinbo Holdings, Inc.	953,435
23,000	Nissin Corp.	72,377
40,700	Nissin Electric Co. Ltd.	244,328
17,300	Nissin Kogyo Co. Ltd.	271,222
1,500	Nissin Sugar Co. Ltd.	35,220
4,100	Nissui Pharmaceutical Co. Ltd.	47,638
6,000	Nitta Corp.	153,710
77,000	Nittetsu Mining Co. Ltd.	362,214
80,000	Nitto Boseki Co. Ltd.	428,612
21,500	Nitto Kogyo Corp.	475,503
2,600	Nitto Kohki Co. Ltd.	56,265
12,000	Nitto Seiko Co. Ltd.	31,274
57,400	Nittoc Construction Co. Ltd.	217,679
2,200	NJS Co. Ltd.	25,952
1,200	Noevir Holdings Co. Ltd.	27,276
143,000	NOF Corp.	1,184,984
9,200	Nohmi Bosai Ltd.	106,598
3,600	Nojima Corp.	40,666
18,700	NOK Corp.	548,469
11,400	Nomura Co. Ltd.	168,330
67,400	Nomura Real Estate Holdings, Inc.	1,345,444
211	Nomura Real Estate Master Fund, Inc. REIT	253,503
33,000	Noritake Co. Ltd.	77,218
9,000	Noritz Corp.	147,997
249,300	North Pacific Bank Ltd.	1,096,288
3,900	NS Solutions Corp.	154,036
175,000	NS United Kaiun Kaisha Ltd.	395,369
127,000	NTN Corp.	722,435
8,400	NTT Urban Development Corp.	82,621
4,200	Nuflare Technology, Inc.	169,783
7,300	Obara Group, Inc.	339,864
Shares		Value
JAPAN (continued)
79,000	Obayashi Corp.	$608,747
68,000	Obayashi Road Corp.	363,223
8,500	Obic Co. Ltd.	403,962
8,900	Odelic Co. Ltd.	285,811
30,000	Oenon Holdings, Inc.	51,801
113,000	Ogaki Kyoritsu Bank Ltd. (The)	404,825
23,300	Ohashi Technica, Inc.	293,659
1,800	Ohsho Food Service Corp.	60,419
12,345	Oiles Corp.	200,114
113,000	Oita Bank Ltd. (The)	487,796
142,000	Oji Holdings Corp.	621,003
11,100	Okabe Co. Ltd.	88,757
14,000	Okamoto Industries, Inc.	65,518
11,900	Okamura Corp.	105,908
323,000	Oki Electric Industry Co. Ltd.	664,582
3,200	Okinawa Cellular Telephone Co.	97,858
750	Okinawa Electric Power Co., Inc. (The)	18,760
33,000	OKK Corp.	46,863
40,000	OKUMA Corp.	388,268
48,000	Okumura Corp.	238,189
88,000	Okura Industrial Co. Ltd.	239,287
14,000	Okuwa Co. Ltd.	114,996
2,600	ONO Sokki Co. Ltd.	21,000
2,400	Onoken Co. Ltd.	22,347
19,000	Onward Holdings Co. Ltd.	123,258
26,500	Open House Co. Ltd.	439,831
6,400	OPT Holding, Inc.	33,721
1,800	Optex Co. Ltd.	39,984
9,000	Organo Corp.	36,600
121,500	Orient Corp.(d)	222,540
68,000	Origin Electric Co. Ltd.	213,983
185	Orix JREIT, Inc. REIT	251,971
8,600	Osaka Steel Co. Ltd.	142,391
2,100	OSAKA Titanium Technologies Co. Ltd.	54,900
5,000	Osaki Electric Co. Ltd.	26,587
20,200	OSG Corp.	430,942
7,900	Otsuka Corp.	414,968
3,500	Otsuka Kagu Ltd.	54,448
2,700	Oyo Corp.	35,903
64,700	Pacific Industrial Co. Ltd.	632,722
31,000	Pacific Metals Co. Ltd.(d)	94,049
5,350	Pack Corp. (The)	109,819
1,400	Pal Co. Ltd.	44,281
8,350	PALTAC Corp.	162,641
19,000	PanaHome Corp.	119,732
1,750	Panasonic Corp.	20,573
7,900	Panasonic Industrial Devices SUNX Co. Ltd.	50,994
10,100	Paramount Bed Holdings Co. Ltd.	301,936
4,500	Parco Co. Ltd.	44,733
31,200	Park24 Co. Ltd.	567,685
3,000	Pasco Corp.	8,617

41

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
39,700	Pasona Group, Inc.	$418,991
57,100	Penta-Ocean Construction Co. Ltd.	234,048
700	PIA Corp.	13,409
49,000	Pigeon Corp.	1,492,516
13,500	Pilot Corp.	528,301
9,500	Piolax, Inc.	489,813
129,500	Pioneer Corp.(d)	242,417
5,700	Plenus Co. Ltd.	95,985
2,100	Pola Orbis Holdings, Inc.	128,438
24,000	Poletowin Pitcrew Holdings, Inc.	245,935
112,200	Press Kogyo Co. Ltd.	490,680
600	Pressance Corp.	21,277
3,000	Prestige International, Inc.	27,135
106,000	Prima Meat Packers Ltd.	348,102
6,800	Pronexus, Inc.	46,582
800	Proto Corp.	12,523
45,000	Qol Co. Ltd.	762,860
49,200	Raito Kogyo Co. Ltd.	368,003
21,300	Raysum Co. Ltd.	209,503
1,900	Relo Holdings, Inc.	204,204
176,840	Rengo Co. Ltd.	684,901
26,100	Resorttrust, Inc.	645,471
3,000	Rheon Automatic Machinery Co. Ltd.	14,500
22,000	Rhythm Watch Co. Ltd.	30,177
17,600	Ricoh Leasing Co. Ltd.	560,939
4,400	Right On Co. Ltd.	36,887
92,000	Riken Corp.	348,150
6,500	Riken Keiki Co. Ltd.	76,258
19,000	Riken Technos Corp.	79,873
1,400	Riken Vitamin Co. Ltd.	45,072
3,000	Ringer Hut Co. Ltd.	70,924
3,000	Rinnai Corp.	212,289
11,200	Rion Co. Ltd.	174,143
33,600	Riso Kagaku Corp.	640,633
1,800	Rock Field Co. Ltd.	46,839
24,900	Rohto Pharmaceutical Co. Ltd.	442,006
8,500	Roland DG Corp.	208,496
43,000	Round One Corp.	211,643
8,600	Royal Holdings Co. Ltd.	150,301
50,000	Ryobi Ltd.	204,543
12,000	Ryoden Trading Co. Ltd.	94,598
3,300	Ryohin Keikaku Co. Ltd.	704,813
12,500	Ryosan Co. Ltd.	323,254
5,100	Ryoyo Electro Corp.	61,891
3,500	S Foods, Inc.	70,856
3,300	Sac’s Bar Holdings, Inc.	61,615
36,000	Saibu Gas Co. Ltd.	85,400
4,700	Saizeriya Co. Ltd.	109,522
28,000	Sakai Chemical Industry Co. Ltd.	91,048
18,000	Sakai Heavy Industries Ltd.	35,438
7,600	Sakai Moving Service Co. Ltd.	357,510
18,000	Sakai Ovex Co. Ltd.	28,757
Shares		Value
JAPAN (continued)
9,300	Sakata INX Corp.	$73,539
4,600	Sakata Seed Corp.	84,773
3,300	San-A Co. Ltd.	171,211
86,000	San-Ai Oil Co. Ltd.	600,234
42,000	Sanden Holdings Corp.	179,271
1,100	Sanei Architecture Planning Co. Ltd.	12,879
30,950	Sangetsu Co. Ltd.	510,194
85,000	San-In Godo Bank Ltd. (The)	860,733
22,000	Sanken Electric Co. Ltd.	122,484
8,900	Sanki Engineering Co. Ltd.	71,668
8,000	Sanko Metal Industrial Co. Ltd.	14,846
3,400	Sankyo Co. Ltd.	129,213
12,500	Sankyo Seiko Co. Ltd.	48,816
18,200	Sankyo Tateyama, Inc.	269,472
193,000	Sankyu, Inc.	1,096,317
14,600	Sanoh Industrial Co. Ltd.	96,246
3,800	Sanrio Co. Ltd.	105,781
6,800	Sanshin Electronics Co. Ltd.	73,632
49,200	Santen Pharmaceutical Co. Ltd.	724,493
38,000	Sanwa Holdings Corp.	288,216
19,000	Sanyo Chemical Industries Ltd.	137,976
13,000	Sanyo Denki Co. Ltd.	84,020
2,000	Sanyo Electric Railway Co. Ltd.	7,617
4,300	Sanyo Housing Nagoya Co. Ltd.	39,449
10,000	Sanyo Industries Ltd.	17,267
101,000	Sanyo Shokai Ltd.	277,081
98,000	Sanyo Special Steel Co. Ltd.	430,952
11,300	Sanyo Trading Co. Ltd.	155,092
99,000	Sapporo Holdings Ltd.	377,036
1,500	SATO Holdings Corp.	35,595
2,700	Sato Shoji Corp.	17,494
4,100	Satori Electric Co. Ltd.	31,262
36,000	Sawada Holdings Co. Ltd.	360,189
7,400	Sawai Pharmaceutical Co. Ltd.	453,189
35,000	SAXA Holdings, Inc.	80,203
151,580	SBI Holdings, Inc.	2,107,333
8,500	SBS Holdings, Inc.	72,288
12,000	SCREEN Holdings Co. Ltd.	63,130
11,297	SCSK Corp.	404,718
4,000	Seibu Electric Industry Co. Ltd.	14,814
18,000	Seika Corp.	44,007
38,600	Seikitokyu Kogyo Co. Ltd.	171,922
54,000	Seiko Holdings Corp.	289,313
78,000	Seino Holdings Co. Ltd.	897,470
25,300	Seiren Co. Ltd.	250,683
27,400	Sekisui Jushi Corp.	372,084
10,000	Sekisui Plastics Co. Ltd.	36,229
79,000	Senko Co. Ltd.	522,693
2,000	Senshu Electric Co. Ltd.	34,324
75,820	Senshu Ikeda Holdings, Inc.	346,263
11,800	Senshukai Co. Ltd.	77,311
1,100	Seria Co. Ltd.	49,615
95,200	Seven Bank Ltd.	453,973
13,000	Shaklee Global Group, Inc.(d)	192,690
570,000	Sharp Corp.(d)	754,266

42

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
10,700	Shibaura Electronics Co. Ltd.	$168,268
1,000	Shibaura Mechatronics Corp.	2,049
17,000	Shibusawa Warehouse Co. Ltd. (The)	48,969
7,700	Shibuya Kogyo Co. Ltd.	136,125
104,000	Shiga Bank Ltd. (The)	553,839
44,000	Shikibo Ltd.	42,603
137,000	Shikoku Bank Ltd. (The)	296,252
22,000	Shikoku Chemicals Corp.	192,068
34,300	Shikoku Electric Power Co., Inc.	577,594
6,900	Shima Seiki Manufacturing Ltd.	107,619
19,349	Shimachu Co. Ltd.	537,060
70,000	Shimadzu Corp.	1,043,773
4,800	Shimamura Co. Ltd.	495,744
2,700	Shimizu Bank Ltd. (The)	80,062
81,000	Shimizu Corp.	711,082
3,100	Shin Nippon Air Technologies Co. Ltd.	25,989
111,000	Shinagawa Refractories Co. Ltd.	259,733
65,000	Shindengen Electric Manufacturing Co. Ltd.	302,094
2,000	Shin-Keisei Electric Railway Co. Ltd.	6,858
25,500	Shinko Electric Industries Co. Ltd.	190,733
9,200	Shinko Plantech Co. Ltd.	75,940
8,800	Shinko Shoji Co. Ltd.	91,525
25,000	Shinmaywa Industries Ltd.	253,359
8,400	Shinnihon Corp.	40,328
254,000	Shinsei Bank Ltd.	555,404
30,000	Shinsho Corp.	67,051
900	Shinwa Co. Ltd.	14,662
21,000	Ship Healthcare Holdings, Inc.	445,467
112,000	Shiroki Corp.	325,332
3,000	Shizuki Electric Co., Inc.	15,444
60,000	Shizuoka Gas Co. Ltd.	430,387
7,000	Shochiku Co. Ltd.	57,498
3,000	Shoei Foods Corp.	31,395
11,000	Shoko Co. Ltd.	10,029
1,000	Showa Aircraft Industry Co. Ltd.	10,062
49,600	Showa Corp.	457,440
888,620	Showa Denko KK	1,097,017
89,000	Showa Sangyo Co. Ltd.	369,831
136,600	Showa Shell Sekiyu KK	1,284,052
15,400	Siix Corp.	374,640
16,000	Sinanen Co. Ltd.	60,677
31,000	Sinfonia Technology Co. Ltd.	54,278
32,800	Sinko Industries Ltd.	336,906
13,000	Sintokogio Ltd.	111,607
122,200	SKY Perfect JSAT Holdings, Inc.	614,278
8,000	SMK Corp.	36,729
2,800	SMS Co. Ltd.	39,672
3,700	SNT Corp.	17,704
5,100	Sodick Co. Ltd.	38,723
Shares		Value
JAPAN (continued)
3,600	Soft99 Corp.	$22,831
11,700	Sogo Medical Co. Ltd.	400,274
37,988	Sohgo Security Services Co. Ltd.	1,688,900
274,400	Sojitz Corp.	633,222
44,000	Sotetsu Holdings, Inc.	259,523
18,500	Sparx Group Co. Ltd.	55,231
700	SPK Corp.	13,267
5,000	Square Enix Holdings Co. Ltd.	125,872
15,600	SRA Holdings, Inc.	301,087
300	ST Corp.	2,595
11,500	St. Marc Holdings Co. Ltd.	400,855
18,900	Stanley Electric Co. Ltd.	404,123
13,500	Star Micronics Co. Ltd.	206,745
11,900	Start Today Co. Ltd.	381,672
6,900	Starts Corp., Inc.	118,531
70,000	Starzen Co. Ltd.	227,054
25,200	Stella Chemifa Corp.	267,992
19,000	Studio Alice Co. Ltd.	339,267
2,700	Sugi Holdings Co. Ltd.	137,685
2,700	Sugimoto & Co. Ltd.	31,371
17,500	Sumco Corp.	175,092
4,800	Sumida Corp.	36,019
22,000	Suminoe Textile Co. Ltd.	57,869
118,000	Sumitomo Bakelite Co. Ltd.	494,146
13,200	Sumitomo Dainippon Pharma Co. Ltd.	157,951
24,400	Sumitomo Densetsu Co. Ltd.	328,588
92,300	Sumitomo Forestry Co. Ltd.	1,096,265
57,000	Sumitomo Heavy Industries Ltd.	287,909
303,800	Sumitomo Mitsui Construction Co. Ltd.	382,400
293,000	Sumitomo Osaka Cement Co. Ltd.	1,099,326
13,000	Sumitomo Precision Products Co. Ltd.	49,300
1,980	Sumitomo Real Estate Sales Co. Ltd.	52,801
42,700	Sumitomo Riko Co. Ltd.	344,535
30,400	Sumitomo Rubber Industries Ltd.	458,692
41,000	Sumitomo Seika Chemicals Co. Ltd.	280,865
21,000	Sumitomo Warehouse Co. Ltd. (The)	113,527
33,300	Sun Frontier Fudousan Co. Ltd.	269,227
10,500	Sundrug Co. Ltd.	612,539
3,600	Sun-Wa Technos Corp.	34,770
28,000	Suruga Bank Ltd.	601,638
24,670	Suzuken Co. Ltd.	873,856
76,000	SWCC Showa Holdings Co. Ltd.(d)	55,803
5,400	Systena Corp.	51,022
13,800	T&K Toka Co. Ltd.	255,434
3,200	T. Hasegawa Co. Ltd.	46,605
24,000	T. RAD Co. Ltd.	45,508

43

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
1,600	Tabuchi Electric Co. Ltd.	$15,466
3,240	Tachibana Eletech Co. Ltd.	36,652
6,700	Tachi-S Co. Ltd.	92,822
59,000	Tadano Ltd.	952,112
171,000	Taiheiyo Cement Corp.	564,320
27,500	Taiho Kogyo Co. Ltd.	356,800
8,000	Taikisha Ltd.	178,093
3,000	Taiko Bank Ltd. (The)	6,173
13,200	Taiko Pharmaceutical Co. Ltd.	204,068
3,000	Taiyo Holdings Co. Ltd.	121,515
21,000	Taiyo Nippon Sanso Corp.	247,049
29,500	Taiyo Yuden Co. Ltd.	370,134
109,000	Takagi Securities Co. Ltd.	225,150
1,400	Takamatsu Construction Group Co. Ltd.	29,088
17,700	Takara Holdings, Inc.	145,816
65,100	Takara Leben Co. Ltd.	345,106
31,000	Takara Standard Co. Ltd.	217,364
32,000	Takasago International Corp.	141,752
13,000	Takasago Thermal Engineering Co. Ltd.	173,075
18,000	Takashima & Co. Ltd.	41,102
79,000	Takashimaya Co. Ltd.	756,630
16,100	Takata Corp.(d)	163,163
35,230	Take And Give Needs Co. Ltd.	225,420
30,800	Takeei Corp.	326,055
5,100	Takeuchi Manufacturing Co. Ltd.	313,979
10,000	Takihyo Co. Ltd.	38,084
65,000	Takiron Co. Ltd.	280,066
33,000	Takisawa Machine Tool Co. Ltd.	58,047
48,000	Takuma Co. Ltd.	312,938
6,800	Tama Home Co. Ltd.	30,232
1,900	Tamron Co. Ltd.	39,737
20,000	Tamura Corp.	71,650
42,600	Tanseisha Co. Ltd.	314,168
500	TASAKI & Co. Ltd.(d)	8,517
60,600	Tatsuta Electric Wire and Cable Co. Ltd.	246,928
68,000	Tayca Corp.	289,152
71,100	TBK Co. Ltd.	327,002
600	Techno Medica Co. Ltd.	14,359
1,200	Techno Ryowa Ltd.	6,904
779,000	Teijin Ltd.	2,847,355
3,400	Teikoku Sen-I Co. Ltd.	48,393
6,900	Temp Holdings Co. Ltd.	285,609
23,700	T-Gaia Corp.	412,673
21,900	THK Co. Ltd.	424,800
7,400	TKC Corp.	213,160
40,000	Toa Corp.	67,777
6,000	Toa Corp.	64,292
58,000	Toa Oil Co. Ltd.	78,154
77,000	Toa Road Corp.	287,659
2,400	Toabo Corp.	12,955
42,250	Toagosei Co. Ltd.	328,632
Shares		Value
JAPAN (continued)
10,100	Tobishima Corp.(d)	$16,462
5,000	Tobu Store Co. Ltd.	13,192
24,600	TOC Co. Ltd.	156,411
12,100	Tocalo Co. Ltd.	248,668
94,000	Tochigi Bank Ltd. (The)	521,063
72,000	Toda Corp.	329,979
3,000	Toda Kogyo Corp.	8,279
600	Toei Animation Co. Ltd.	18,929
20,000	Toei Co. Ltd.	143,301
23,000	Toenec Corp.	149,022
115,000	Toho Bank Ltd. (The)	504,781
12,300	Toho Co. Ltd.	291,385
4,000	Toho Co. Ltd.	79,074
110,000	Toho Gas Co. Ltd.	657,683
8,000	Toho Holdings Co. Ltd.	199,137
150,000	Toho Zinc Co. Ltd.	423,609
26,000	Tohoku Bank Ltd. (The)	35,664
10,000	Tokai Carbon Co. Ltd.	29,128
9,200	Tokai Corp.	339,242
67,900	TOKAI Holdings Corp.	282,152
12,000	Tokai Lease Co. Ltd.	22,270
33,300	Tokai Rika Co. Ltd.	838,310
55,500	Tokai Tokyo Financial Holdings, Inc.	424,529
6,790	Token Corp.	444,321
30,840	Tokushu Tokai Paper Co. Ltd.	80,127
54,000	Tokuyama Corp.(d)	98,471
77,000	Tokyo Dome Corp.	324,315
1,100	Tokyo Electron Device Ltd.	15,142
5,000	Tokyo Energy & Systems, Inc.	45,427
40,000	Tokyo Keiki, Inc.	81,656
25,600	Tokyo Ohka Kogyo Co. Ltd.	701,271
4,000	Tokyo Rakutenchi Co. Ltd.	16,073
146,000	Tokyo Rope Manufacturing Co. Ltd.(d)	255,634
2,500	Tokyo Sangyo Co. Ltd.	10,489
19,300	Tokyo Seimitsu Co. Ltd.	383,399
27,500	Tokyo Steel Manufacturing Co. Ltd.	188,607
45,700	Tokyo Tatemono Co. Ltd.	639,767
64,000	Tokyo Tekko Co. Ltd.	312,422
20,000	Tokyo Theaters Co., Inc.	23,077
6,275	Tokyo Ty Financial Group, Inc.	199,488
7,000	Tokyotokeiba Co. Ltd.	16,718
62,300	Tokyu Fudosan Holdings Corp.	470,511
27,000	Toli Corp.	71,021
28,000	Tomato Bank Ltd.	44,055
1,100	Tomen Devices Corp.	19,420
15,200	Tomoe Corp.	51,511
2,600	Tomoe Engineering Co. Ltd.	34,489
41,000	Tomoku Co. Ltd.	94,614
78,100	TOMONY Holdings, Inc.	346,593
24,800	Tomy Co. Ltd.	136,872
15,000	Tonami Holdings Co. Ltd.	50,833
50	Top REIT, Inc.	203,332
1,600	Topcon Corp.	35,954

44

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
15,700	Toppan Forms Co. Ltd.	$213,201
34,500	Topre Corp.	668,927
167,000	Topy Industries Ltd.	393,464
22,600	Toridoll.corp	324,589
2,300	Torigoe Co. Ltd. (The)	13,659
1,000	Torii Pharmaceutical Co. Ltd.	25,780
5,000	Torishima Pump Manufacturing Co. Ltd.	37,237
43,000	Tosei Corp.	285,892
45,000	Toshiba Machine Co. Ltd.	174,648
11,000	Toshiba Plant Systems & Services Corp.	129,584
99,000	Toshiba TEC Corp.	520,023
1,000	Tosho Co. Ltd.	24,206
14,000	Tosho Printing Co. Ltd.	52,302
182,000	Tosoh Corp.	950,127
7,500	Totetsu Kogyo Co. Ltd.	147,537
47,000	TOTO Ltd.	766,047
8,000	Tottori Bank Ltd. (The)	14,653
333,000	Towa Bank Ltd. (The)	317,053
24,500	Towa Corp.	176,334
6,900	Towa Pharmaceutical Co. Ltd.	528,350
70,600	Toyo Construction Co. Ltd.	269,446
3,000	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	9,465
16,000	Toyo Engineering Corp.	40,925
89,000	Toyo Ink SC Holdings Co. Ltd.	354,750
94,000	Toyo Kanetsu KK	170,654
28,000	Toyo Kohan Co. Ltd.	126,744
2,500	Toyo Machinery & Metal Co. Ltd.	9,319
68,000	Toyo Securities Co. Ltd.	232,089
74,900	Toyo Seikan Group Holdings Ltd.	1,168,207
18,400	Toyo Suisan Kaisha Ltd.	696,300
1,400	Toyo Tanso Co. Ltd.	21,327
48,300	Toyo Tire & Rubber Co. Ltd.	1,061,209
20,000	Toyo Wharf & Warehouse Co. Ltd.	34,696
544,000	Toyobo Co. Ltd.	812,039
54,700	Toyoda Gosei Co. Ltd.	1,210,210
29,100	Toyota Boshoku Corp.	528,536
11,100	TPR Co. Ltd.	325,562
4,000	Trancom Co. Ltd.	228,830
17,200	Transcosmos, Inc.	455,206
15,600	Trend Micro, Inc.	571,461
2,600	Trusco Nakayama Corp.	95,453
20,500	TS Tech Co. Ltd.	578,933
19,900	TSI Holdings Co. Ltd.	140,979
59,000	Tsubakimoto Chain Co.	503,667
8,000	Tsubakimoto Kogyo Co. Ltd.	23,367
7,000	Tsudakoma Corp.(d)	7,456
7,000	Tsugami Corp.	32,081
3,100	Tsukada Global Holdings, Inc.	19,585
14,500	Tsukishima Kikai Co. Ltd.	143,672
Shares		Value
JAPAN (continued)
94,733	Tsukuba Bank Ltd.	$309,572
2,500	Tsukui Corp.	19,365
10,200	Tsumura & Co.	214,148
9,800	Tsuruha Holdings, Inc.	861,113
1,200	Tsurumi Manufacturing Co. Ltd.	18,755
600	Tsutsumi Jewelry Co. Ltd.	13,033
7,000	TTK Co. Ltd.	28,184
226,840	UACJ Corp.	536,282
315,800	Ube Industries Ltd.	552,940
23,000	Uchida Yoko Co. Ltd.	75,717
6,000	Ueki Corp.	11,425
2,500	UKC Holdings Corp.	52,790
18,400	Ulvac, Inc.	266,049
14,000	Uniden Holdings Corp.	24,513
28,400	Unipres Corp.	544,924
2,600	United Arrows Ltd.	103,845
9,300	United Super Markets Holdings, Inc.(d)	87,271
302	United Urban Investment Corp. REIT	438,617
67,000	Unitika Ltd.(d)	31,355
2,500	Universal Entertainment Corp.	62,835
1,600	Unizo Holdings Co. Ltd.	72,167
206,200	UNY Group Holdings Co. Ltd.	1,425,855
108,880	Usen Corp.(d)	316,269
4,100	U-Shin Ltd.	25,572
2,600	Ushio, Inc.	31,909
19,400	USS Co. Ltd.	341,087
46,000	UT Group Co. Ltd.(d)	247,936
8,800	Utoc Corp.	39,195
9,500	Valor Co. Ltd.	233,409
2,500	Village Vanguard Co. Ltd.	32,779
16,700	Vital KSK Holdings, Inc.	126,528
74,700	VT Holdings Co. Ltd.	463,503
15,000	Wacoal Holdings Corp.	191,713
21,700	Wacom Co. Ltd.	80,367
33,000	Wakachiku Construction Co. Ltd.	44,999
33,900	Wakita & Co. Ltd.	325,775
19,700	Warabeya Nichiyo Co. Ltd.	530,113
5,500	WATAMI Co. Ltd.(d)	45,221
9,000	Weathernews, Inc.	308,266
9,400	Welcia Holdings Co. Ltd.	480,865
13,300	Wellnet Corp.	326,772
12,000	Wowow, Inc.	352,443
8,600	Xebio Co. Ltd.	162,792
4,000	Yachiyo Industry Co. Ltd.	34,405
4,500	Yahagi Construction Co. Ltd.	30,391
1,600	YAMABIKO Corp.	64,485
144,000	Yamada Denki Co. Ltd.	550,740
77,000	Yamagata Bank Ltd. (The)	324,936
104,000	Yamaguchi Financial Group, Inc.	1,390,471
92,100	Yamaha Corp.	2,170,687
23,900	Yamaichi Electronics Co. Ltd.	224,084

45

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
102,000	Yamanashi Chuo Bank Ltd. (The)	$467,471
51,000	Yamatane Corp.	84,770
8,400	Yamato Kogyo Co. Ltd.	197,368
800	Yamaya Corp.	14,840
91,000	Yamazaki Baking Co. Ltd.	1,452,358
100	Yamazawa Co. Ltd.	1,397
12,300	Yamazen Corp.	103,612
8,100	Yaoko Co. Ltd.	400,637
700	Yashima Denki Co. Ltd.	3,620
61,800	Yaskawa Electric Corp.	733,512
6,000	Yasuda Logistics Corp.	50,833
21,100	Yellow Hat Ltd.	428,521
16,000	Yodogawa Steel Works Ltd.	67,003
25,800	Yokogawa Bridge Holdings Corp.	237,942
51,800	Yokogawa Electric Corp.	582,638
22,300	Yokohama Reito Co. Ltd.	175,615
77,400	Yokohama Rubber Co. Ltd. (The)	1,532,574
3,000	Yomeishu Seizo Co. Ltd.	24,957
500	Yondoshi Holdings, Inc.	10,659
2,100	Yonex Co. Ltd.	39,836
21,400	Yorozu Corp.	442,211
3,900	Yoshinoya Holdings Co. Ltd.	46,856
17,700	Yuasa Trading Co. Ltd.	417,453
27,000	Yuken Kogyo Co. Ltd.	54,900
13,000	Yurtec Corp.	108,145
8,000	Yusen Logistics Co. Ltd.	88,885
900	Yushiro Chemical Industry Co. Ltd.	10,029
5,100	Zenkoku Hosho Co. Ltd.	186,001
25,000	Zenrin Co. Ltd.	336,063
14,300	Zensho Holdings Co. Ltd.(d)	138,575
54,000	Zeon Corp.	523,726
1,500	ZERIA Pharmaceutical Co. Ltd.	21,955
4,000	Zojirushi Corp.	61,839
2,400	Zuken, Inc.	23,335
		398,200,238
JERSEY CHANNEL ISLANDS — 0.0%
410,240	Centamin Plc	354,920
28,143	Petra Diamonds Ltd.(d)	66,056
50,842	Phoenix Group Holdings	677,258
1,475	Randgold Resources Ltd.	88,958
		1,187,192
LUXEMBOURG — 0.2%
22,999	APERAM SA(d)	848,564
3,069	Eurofins Scientific SE	1,007,956
18,670	Grand City Properties SA	323,046
49,500	L’Occitane International SA	125,661
10,810	Millicom International Cellular SA	790,693
15,465	Mouwasat Medical Services Co.(d)	590,731
Shares		Value
LUXEMBOURG (continued)
18,520	Orion Engineered Carbons SA	$345,398
100,579	Regus Plc	441,049
207,034	Stabilus SA(c)(d)	7,618,198
		12,091,296
MACAU — 0.0%
124,000	Macau Legend Development Ltd.(d)	33,590
MALAYSIA — 0.5%
174,100	Aeon Co. (M) Berhad	127,007
323,590	Affin Holdings Berhad	214,063
324,200	AirAsia Berhad	115,286
20,200	Alam Maritim Resources Berhad(d)	2,641
415,600	Alliance Financial Group Berhad	460,751
20,100	Amway Malaysia Holdings Berhad	54,973
1,127,600	APM Automotive Holdings Berhad	1,297,278
32,700	Batu Kawan Berhad	155,955
95,933	Berjaya Assets Berhad	23,077
327,300	Berjaya Corp. Berhad	33,376
19,381	Berjaya Sports Toto Berhad	16,875
133,600	BIMB Holdings Berhad	143,923
486,500	Bintulu Port Holdings Berhad	866,274
365,904	Boustead Holdings Berhad	386,522
399,400	Bumi Armada Berhad	115,919
46,400	Bursa Malaysia Berhad	98,029
94,300	Cahya Mata Sarawak Berhad	143,503
33,700	Carlsberg Brewery-Malaysia Berhad	110,145
98,060	CB Industrial Product Holding Berhad	50,767
25,300	Coastal Contracts Berhad	16,340
15,350	Dayang Enterprise Holdings Berhad	8,589
5,629,086	Dialog Group Berhad	2,369,677
259,700	DRB-Hicom Berhad	96,424
458,700	Eastern & Oriental Berhad	212,289
98,700	Evergreen Fibreboard Berhad(d)	50,582
18,300	Fraser & Neave Holdings Berhad	87,182
75,300	Genting Plantations Berhad	204,764
23,300	Globetronics Technology Berhad	37,346
125,000	Glomac Berhad	28,599
48,000	Guinness Anchor Berhad	178,219
41,100	GuocoLand Malaysia Berhad	13,756
499,380	HAP Seng Consolidated Berhad	703,793
93,500	Hap Seng Plantations Holdings Berhad	61,119
1,220,980	Hartalega Holdings Berhad	2,758,339
19,992	Hock Seng LEE Berhad	9,775
51,500	Hong Leong Industries Berhad	71,099
37,733	Hua Yang Berhad	18,746

46

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
MALAYSIA (continued)
55,620	Hume Industries Berhad	$55,264
507,790	IJM Corp. Berhad	902,856
105,900	IJM Plantations Berhad	96,915
59,062	Inari Amertron Berhad	53,124
147,800	Iris Corp. Berhad(d)	9,855
84,100	Jaya Tiasa Holdings Berhad	30,566
218,400	JCY International Berhad	42,258
59,079	K&N Kenanga Holdings Berhad	10,582
73,100	Keck Seng (Malaysia) Berhad	99,391
45,100	Kian JOO CAN Factory Berhad(d)	36,910
1,976,800	KKB Engineering Berhad	930,380
244,200	KLCCP Stapled Group	452,707
310,080	KNM Group Berhad(d)	47,025
21,600	Kossan Rubber Industries	41,229
2,365,788	KPJ Healthcare Berhad	2,659,926
173,143	KSL Holdings Berhad	75,152
345,800	Kulim Malaysia Berhad	226,043
35,950	Kumpulan Fima Berhad	18,894
110,400	Kumpulan Perangsang Selangor Berhad	39,836
60,900	Lafarge Malaysia Berhad	150,478
306,100	Land & General Berhad	34,816
157,800	Landmarks Berhad(d)	50,750
102,700	LBS Bina Group Berhad	40,280
79,000	Lingkaran Trans Kota Holdings Berhad	90,475
17,100	LPI Capital Berhad	63,312
62,600	Magnum Berhad	44,194
618,973	Mah Sing Group Berhad	246,003
96,950	Malayan Flour Mills Berhad	33,208
93,823	Malaysia Airports Holdings Berhad	145,475
175,980	Malaysia Building Society Berhad	82,825
82,700	Malaysia Marine and Heavy Engineering Holdings Berhad(d)	24,651
71,100	Malaysian Bulk Carriers Berhad	18,962
32,000	Malaysian Pacific Industries Berhad	60,494
291,250	Malaysian Resources Corp. Berhad	82,246
37,180	MBM Resources Berhad	33,150
2,578,000	Media Prima Berhad	896,520
18,700	Mega First Corp. Berhad	11,490
81,000	MKH Berhad	51,466
392,500	MMC Corp. Berhad	224,755
45,500	MNRB Holdings Berhad	44,852
83,100	Mudajaya Group Berhad	25,422
51,500	Muhibbah Engineering M Berhad	30,433
680,100	Mulpha International Berhad(d)	61,350
35,600	My EG Services Berhad	24,574
50,500	Naim Holdings Berhad	31,558
485,400	Nam Cheong Ltd.	81,381
22,000	NCB Holdings Berhad	22,722
Shares		Value
MALAYSIA (continued)
5,000	Nestle Malaysia Berhad	$94,130
102,200	Oriental Holdings Berhad	196,410
326,790	OSK Holdings Berhad	153,804
39,200	Padini Holdings Berhad	13,735
71,200	Pantech Group Holdings Berhad	12,566
36,984	Parkson Holdings Berhad(d)	12,958
211,000	Perdana Petroleum Berhad	85,514
43,000	PJ Development Holdings Berhad	17,427
107,600	POS Malaysia Berhad	120,697
111,200	Press Metal Berhad	71,526
119,500	Protasco Berhad	54,680
2,848,900	QL Resources Berhad	3,150,960
66,000	Salcon Berhad	14,065
19,800	Sarawak Oil Palms Berhad	22,158
7,600	Scientex Berhad	14,109
43,900	Scomi Energy Services Berhad(d)	3,558
494,800	Scomi Group Berhad(d)	25,875
2,300	Selangor Properties Berhad	3,127
51,500	Shangri-La Hotels (Malaysia) Berhad	80,795
16,900	Shell Refining Co. Federation of Malaya Berhad(d)	22,006
149,660	Sunway Berhad	135,788
14,966	Sunway Construction Group Berhad(d)	4,618
94,300	Supermax Corp. Berhad	60,656
27,000	Syarikat Takaful Malaysia Berhad	28,168
89,164	Ta Ann Holdings Berhad	83,930
445,000	TA Enterprise Berhad	79,703
195,360	TA Global Berhad	16,091
126,800	TAN Chong Motor Holdings Berhad	91,507
386,300	TDM Berhad	66,159
61,440	TH Plantations Berhad	23,455
132,360	Time dotCom Berhad	233,953
46,900	Tiong NAM Logistics Holdings	14,225
52,860	Top Glove Corp. Berhad	105,319
157,116	Tropicana Corp. Berhad(d)	40,671
43,600	TSH Resources Berhad	25,536
70,300	UEM Edgenta Berhad	63,416
241,708	UEM Sunrise Berhad	61,620
167,600	Unisem (M) Berhad	99,039
15,000	United Malacca Berhad	24,082
31,900	United Plantations Berhad	229,376
55,200	VS Industry Berhad	91,651
95,155	Wah Seong Corp. Berhad	32,842
258,455	WCT Holdings Berhad	94,610
3,401,950	Wellcall Holdings Berhad	1,921,352
170,700	WTK Holdings Berhad	49,989
47,600	Yinson Holdings Berhad	38,085
136,153	YNH Property Berhad	66,572

47

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
MALAYSIA (continued)
25,600	Zhulian Corp. Berhad	$13,253
		27,845,523
MALTA — 0.0%
4,778	Tiso Blackstar Group SE	4,759
8,169	Unibet Group Plc - SDR	524,604
		529,363
MEXICO — 0.4%
35,265	Alsea SAB de CV	114,227
147,316	Arca Continental SAB de CV	884,765
1,864,200	Asesor de Activos Prisma SAPI de CV REIT	1,838,457
143,156	Axtel SAB de CV - CPO Units(d)	53,309
9,208	Banregio Grupo Financiero SAB de CV	52,662
2,584	Bio Pappel SAB de CV(d)	3,097
1,166,800	Bolsa Mexicana de Valores SAB de CV	2,091,369
1,800	Cia Minera Autlan SAB de CV - Series B(d)	1,242
22,350	Concentradora Fibra Hotelera Mexicana SA de CV REIT	24,150
201,125	Consorcio ARA SAB de CV(d)	81,012
140,111	Controladora Comercial Mexicana SAB de CV - Units	411,485
1,568,370	Corp Inmobiliaria Vesta SAB de CV	2,637,879
800	Corp. Actinver SAB de CV(d)	776
78,869	Corp. GEO SAB de CV - Series B(d)	4
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(c)(d)	47,609
27,300	Corp. Moctezuma SAB de CV	98,238
4,816	Cydsa SAB de CV	7,475
162,434	Empresas ICA SAB de CV(d)	102,627
2,674,900	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	2,901,924
5,418	Fresnillo Plc	54,743
154,627	Genomma Lab Internacional SAB de CV - Class B(d)	143,951
53,869	Gruma SAB de CV - Series B	704,401
29,269	Grupo Aeromexico SAB de CV(d)	45,977
75,068	Grupo Aeroportuario del Centro Norte SAB de CV	416,793
320,108	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,526,097
123,044	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,839,493
1,600	Grupo Carso SAB de CV - Series A1	7,260
120,492	Grupo Cementos de Chihuahua SAB de CV	333,078
Shares		Value
MEXICO (continued)
45,878	Grupo Comercial Chedraui SA de CV	$127,248
380	Grupo Elektra SAB de CV	8,219
72,311	Grupo Famsa SAB de CV(d)	51,611
12,100	Grupo Financiero Interacciones SA de CV	75,465
45,885	Grupo Herdez SAB de CV	122,654
57,500	Grupo Industrial Maseca SAB de CV - Series B	80,652
12,400	Grupo Industrial Saltillo SAB de CV	24,935
17,079	Grupo KUO SAB de CV - Series B	25,429
36,100	Grupo Simec SAB de CV - Series B(d)	103,309
19,508	Grupo Sports World SAB de CV(d)	25,413
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(d)	513,038
36,716	Industrias Bachoco SAB de CV - Series B	174,596
170,175	Industrias CH SAB de CV - Series B(d)	602,016
15,441	Industrias Penoles SAB de CV	234,847
110,913	Kimberly-Clark de Mexico SAB de CV - Class A	257,518
1,452,900	Macquarie Mexico Real Estate Management SA de CV REIT	2,151,509
100	Medica Sur SAB de CV - Series B	334
33,400	Megacable Holdings SAB de CV - CPO Shares	135,549
381,663	Mexichem SAB de CV	1,118,045
118,949	Minera Frisco SAB de CV(d)	70,576
269,930	OHL Mexico SAB de CV(d)	441,940
53,106	Organizacion Cultiba SAB de CV	68,819
146,807	Organizacion Soriana SAB de CV - Series B	292,475
37,295	Promotora y Operadora de Infraestructura SAB de CV(d)	427,796
23,143	Qualitas Controladora SAB de CV - Class I(d)	39,571
372,923	TV Azteca SAB de CV - CPO Shares	71,981
67,123	Urbi Desarrollos Urbanos SAB de CV(c)(d)	5
		24,669,650
MONGOLIA — 0.0%
658,500	Mongolian Mining Corp.(d)	20,896
NETHERLANDS — 0.9%
40,727	Aalberts Industries NV	1,278,338
9,586	Accell Group NV	210,030
17,270	Aercap Holdings NV(d)	808,927
51,169	AMG Advanced Metallurgical Group NV(d)	430,014

48

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
NETHERLANDS (continued)
16,914	Amsterdam Commodities NV	$436,531
25,264	Arcadis NV	663,134
13,720	ASM International NV	617,561
16,840	Avg Technologies NV(d)	483,982
33,717	BE Semiconductor Industries NV	803,359
11,143	Beter Bed Holding NV	272,658
103,303	BinckBank NV	980,343
159,127	Boskalis Westminster NV	7,777,744
20,432	Brunel International NV	400,656
6,490	Cimpress NV(d)	418,800
19,960	Constellium NV(d)	221,556
4,038	Corbion NV	85,058
186,237	Delta Lloyd NV	3,306,303
8,680	Euronext NV(e)	396,231
8,757	Fugro NV(d)	183,451
22,590	Gemalto NV	1,939,851
9,850	GrandVision NV(d)	240,695
18,365	Grontmij NV(d)	90,379
7,230	Heijmans NV - CVA(d)	88,535
654	Hunter Douglas NV	28,012
32,959	KAS Bank NV - CVA	420,611
14,728	Kendrion NV	439,960
56,564	Koninklijke BAM Groep NV(d)	262,276
42,976	Koninklijke DSM NV	2,454,787
4,501	Koninklijke Ten Cate NV	121,504
22,374	Koninklijke Vopak NV	1,169,638
12,080	Lucas Bols Holding BV(d)	225,536
431	Nederland Apparatenfabriek	16,063
32,930	Nn Group NV	1,016,066
33,094	Ordina NV(d)	46,704
101,030	PostNL NV(d)	434,060
47,868	PostNL NV(d)	205,658
324,675	QIAGEN NV(d)	9,101,554
50,935	Randstad Holding NV	3,487,258
15,410	Refresco Gerber NV(d)	264,438
99,492	SBM Offshore NV(d)	1,213,410
10,543	Sligro Food Group NV	405,260
86,230	SNS REAAL NV(b)(c)(d)	0
25,921	TKH Group NV	1,113,088
26,513	TNT Express NV	222,169
38,013	TomTom NV(d)	411,174
25,705	USG People NV	393,533
45,708	Wessanen	490,693
79,979	Wolters Kluwer NV	2,650,917
		48,728,505
NEW ZEALAND — 0.4%
7,184	a2 Milk Co. Ltd.(d)	3,889
328,864	Air New Zealand Ltd.	573,100
3,470,735	Auckland International Airport Ltd.	12,394,503
223,018	Contact Energy Ltd.	728,711
19,426	Ebos Group Ltd.	139,772
94,067	Fisher & Paykel Healthcare Corp. Ltd.	465,703
Shares		Value
NEW ZEALAND (continued)
31,055	Freightways Ltd.	$118,487
23,866	Heartland New Zealand Ltd.	18,590
67,426	Infratil Ltd.	143,761
52,582	Kathmandu Holdings Ltd.	59,006
70,342	Kiwi Property Group Ltd. REIT	64,077
27,669	Mainfreight Ltd.	278,531
28,706	Metlifecare Ltd.	91,902
39,566	New Zealand Oil & Gas Ltd.	13,059
8,819	New Zealand Refining Co. Ltd. (The)(d)	17,581
121,885	Nuplex Industries Ltd.	366,077
45,243	NZX Ltd.	31,657
73,491	PGG Wrightson Ltd.	22,315
80,140	Pike River Coal Ltd.(b)(c)(d)	0
53,513	Port of Tauranga Ltd.	622,762
19,670	Restaurant Brands New Zealand Ltd.	54,404
2,167	Ryman Healthcare Ltd.	12,016
15,128	Sanford Ltd.	50,429
74,844	Skellerup Holdings Ltd.	60,768
182,421	SKY Network Television Ltd.	736,948
1,648,019	SKYCITY Entertainment Group Ltd.	4,808,337
415,362	Spark New Zealand Ltd.	811,575
23,629	Summerset Group Holdings Ltd.	65,198
47,121	Tower Ltd.	66,564
49,566	Trade Me Group Ltd.	110,916
29,035	TrustPower Ltd.	150,070
35,771	Vector Ltd.	78,393
43,509	Warehouse Group Ltd. (The)	73,811
		23,232,912
NORWAY — 0.1%
57,584	ABG Sundal Collier Holding ASA	52,872
1,087	AF Gruppen ASA	14,039
9,669	Aker ASA - Class A	201,229
4,589	American Shipping ASA	24,663
18,135	Atea ASA	157,074
44,307	Austevoll Seafood ASA	229,442
3,350	Bonheur ASA	26,247
206,545	BW Offshore Ltd.	123,900
13,163	Det Norske Oljeselskap ASA(d)	80,733
77,998	DNO ASA(d)	72,522
169,653	Dolphin Group ASA(d)	25,131
6,614	Ekornes ASA	81,375
39,730	Electromagnetic GeoServices ASA(d)	7,150
3,449	Farstad Shipping ASA	10,134
20,746	Fred Olsen Energy ASA(d)	96,562
5,312	Ganger Rolf ASA	41,132
21,422	Golden Ocean Group(d)	83,396
7,433	Grieg Seafood ASA	23,659
17,905	Hexagon Composites ASA	53,046
194,372	Kongsberg Automotive ASA(d)	122,071

49

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
NORWAY (continued)
5,470	Kongsberg Gruppen ASA	$91,407
44,296	Kvaerner ASA	25,487
4,182	Leroy Seafood Group ASA	143,864
24,932	Marine Harvest ASA	307,970
10,381	Nordic Semiconductor ASA(d)	66,276
58,332	Norske Skogindustrier ASA(d)	18,995
23,394	Opera Software ASA	186,156
60,041	Petroleum Geo-Services ASA	274,021
1,268,535	REC Silicon ASA(d)	227,821
11,533	REC Solar ASA(d)	150,367
12,159	Salmar ASA	192,021
5,087	Sevan Marine ASA(d)	11,085
6,632	Solstad Offshore ASA	27,118
29,923	SpareBank 1 SMN	231,700
25,222	SpareBank 1 SR-Bank ASA	149,755
118,919	Storebrand ASA(d)	479,551
56,188	Subsea 7 SA(d)	492,168
32,795	TGS Nopec Geophysical Co. ASA	691,757
26,311	Tomra Systems ASA	233,526
23,900	Vard Holdings Ltd.(d)	7,927
12,901	Veidekke ASA	143,328
5,161	Wilh Wilhelmsen ASA	30,201
2,574	Wilh Wilhelmsen Holding ASA	55,460
		5,764,338
PERU — 0.1%
1,162,608	Alicorp SA(d)	1,933,970
2,502,418	Ferreycorp SAA	1,068,168
		3,002,138
PHILIPPINES — 0.2%
173,966	Belle Corp.	14,074
19,250	Cebu Air, Inc.	39,144
106,337	China Banking Corp.	107,651
1,094,966	Concepcion Industrial Corp.	1,316,784
6,261,100	D&L Industries, Inc.	2,950,185
72,800	EEI Corp.	15,647
726,600	Energy Development Corp.	113,911
2,735,375	Filinvest Land, Inc.	113,039
124,300	First Gen Corp.	70,256
156,680	First Philippine Holdings Corp.	283,658
14,287,500	GMA Holdings, Inc. - PDR	1,999,344
1,412,000	Lopez Holdings Corp.	222,598
3,768,800	Manila Water Co., Inc.	2,056,009
9,720,696	Megaworld Corp.	1,007,458
777,000	Metro Pacific Investments Corp.	82,398
623,000	Pepsi-Cola Products Philippines, Inc.	64,977
50,700	Petron Corp.	11,086
14,040	Philippine National Bank(d)	19,494
39,900	Puregold Price Club, Inc.	32,279
75,400	Rizal Commercial Banking Corp.	65,121
495,300	Robinsons Land Corp.	304,858
119,451	Security Bank Corp.	388,898
Shares		Value
PHILIPPINES (continued)
49,350	Semirara Mining and Power Corp.	$128,838
6	Top Frontier Investment Holdings, Inc.(d)	10
161,290	Union Bank of Philippines, Inc.	209,129
729,800	Vista Land & Lifescapes, Inc.	112,977
		11,729,823
POLAND — 0.1%
1,192	Alior Bank SA(d)	27,319
1,432	AmRest Holdings SE(d)	65,676
30,577	Asseco Poland SA	467,478
10,935	Bank Handlowy w Warszawie SA	268,469
89,911	Bank Millennium SA(d)	146,590
37,571	Boryszew SA	59,463
3,498	Budimex SA	172,206
683	CCC SA	34,946
2,131	CD Projekt Red SA(d)	14,971
10,830	Ciech SA(d)	202,411
14,658	Cyfrowy Polsat SA(d)	89,764
1,000	Dom Development SA	13,838
62,048	Enea SA(d)	242,461
13,280	Eurocash SA	152,793
5,542	Farmacol SA(d)	73,754
166,068	Getin Holding SA(d)	70,000
286,760	Getin Noble Bank SA(d)	91,986
11,908	Grupa Azoty SA(d)	268,018
119	Grupa Azoty Zaklady Chemiczne Police SA	738
3,848	Grupa Kety SA	310,117
36,553	Grupa Lotos SA(d)	305,246
4,256	Impexmetal SA(d)	3,486
2,438	Inter Cars SA	159,771
635	KRUK SA	29,190
226	LPP SA	461,335
14,545	Lubelski Wegiel Bogdanka SA	201,666
169,484	Netia SA	253,860
15,939	Orange Polska SA	34,353
9,643	Orbis SA	151,569
1,623	Pelion SA	30,114
85,476	Synthos SA	106,729
405,617	Tauron Polska Energia SA	407,542
35,674	TVN SA	188,106
884	Warsaw Stock Exchange	11,462
		5,117,427
PORTUGAL — 0.1%
16,720	Altri SGPS SA	71,082
31,522	Banco BPI SA(d)	35,692
8,298,979	Banco Comercial Portugues SA(d)	638,004
1,231,589	Banco Espirito Santo SA(b)(c)(d)	0
2,336	Corticeira Amorim SGPS SA	11,545
21,040	Ctt-Correios de Portugal SA	217,207

50

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
PORTUGAL (continued)
45,077	Galp Energia SGPS SA	$522,286
29,184	Jeronimo Martins SGPS SA	433,654
22,362	Mota-Engil SGPS SA	59,703
109,899	NOS SGPS SA	931,294
212,941	Portucel SA	812,670
119,269	REN - Redes Energeticas Nacionais SGPS SA	357,464
291,274	Sonae SGPS SA	404,023
37,170	Teixeira Duarte SA	21,636
		4,516,260
QATAR — 0.0%
18,031	Gulf International Services QSC	341,679
SINGAPORE — 1.3%
23,000	Abterra Ltd.(d)	9,389
2,373,000	Ascendas India Trust - Unit	1,617,345
7,381,000	Ascendas Real Estate Investment Trust	13,020,389
155,400	ASL Marine Holdings Ltd.	42,479
102,000	Ausgroup Ltd.(d)	12,194
30,300	Biosensors International Group Ltd.(d)	15,350
7,400	Bonvests Holdings Ltd.	7,174
25,598	Boustead Projects Ltd.(d)	16,140
85,329	Boustead Singapore Ltd.	74,640
16,000	Breadtalk Group Ltd.	15,862
43,000	Bukit Sembawang Estates Ltd.	154,215
9,595	Cape Plc	34,950
10,594,700	CapitaLand Mall Trust REIT	15,445,858
42,000	China Aviation Oil Singapore Corp. Ltd.	22,809
203,700	China Merchants Holdings Pacific Ltd.	150,713
161,400	Chip Eng Seng Corp. Ltd.	87,062
118,800	ComfortDelGro Corp. Ltd.	260,661
161,000	Cosco Corp. Singapore Ltd.	45,770
13,000	Crystal Trust - Units(d)	0
56,000	CSE Global Ltd.	21,839
156,000	CW Group Holdings Ltd.	76,266
86,900	CWT Ltd.	141,893
1,000	Elec & Eltek International Co. Ltd.	835
15,600	Eu Yan Sang International Ltd.	5,572
535,620	Ezion Holdings Ltd.	337,727
5,161,802	Ezra Holdings Ltd.(d)	504,196
130,121	Far East Orchard Ltd.	150,813
73,900	First Resources Ltd.	102,351
183,000	FJ Benjamin Holdings Ltd.	13,740
28,000	Food Empire Holdings Ltd.(d)	4,796
164,000	Fragrance Group Ltd.	24,507
15,000	Frasers Centrepoint Ltd.	18,260
111,000	Gallant Venture Ltd.(d)	18,610
2,000	GK Goh Holdings Ltd.	1,334
52,560	Global Premium Hotels Ltd.	12,069
65,700	GMG Global Ltd.(d)	20,114
58,000	GP Industries Ltd.	29,172
Shares		Value
SINGAPORE (continued)
244,800	GSH Corp. Ltd.	$11,064
118,666	Guocoland Ltd.	198,087
84,000	GuocoLeisure Ltd.	56,333
21,000	Hanwell Holdings Ltd.(d)	3,903
32,000	Hiap Hoe Ltd.	18,661
135,000	Ho Bee Land Ltd.	197,799
274,800	Hong Fok Corp. Ltd.	168,263
131,000	Hong Leong Asia Ltd.	114,112
9,000	Hour Glass Ltd. (The)	5,708
271,000	Hutchison Port Holdings Trust - Units	162,600
5,445,500	Hyflux Ltd.(c)	3,334,344
220,000	Indofood Agri Resources Ltd.	93,815
101,000	Jiutian Chemical Group Ltd.(d)	3,092
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
304,000	K1 Ventures Ltd.	44,320
27,378	Keppel Infrastructure Trust	10,378
10,000	Keppel Telecommunications & Transportation Ltd.	10,752
202,000	Lian Beng Group Ltd.	81,722
42,000	Low Keng Huat Singapore Ltd.	19,900
75,000	Lum Chang Holdings Ltd.	21,595
39,000	M1 Ltd.	88,982
289,800	Metro Holdings Ltd.	192,235
101,000	Mewah International, Inc.	23,191
308,000	Midas Holdings Ltd.	70,722
308,700	Neptune Orient Lines Ltd.(d)	209,273
135,400	Olam International Ltd.	181,606
32,238	OM Holdings Ltd.(d)	6,362
59,000	OSIM International Ltd.	68,597
675,000	Otto Marine Ltd.	13,285
100,000	OUE Ltd.	141,050
66,000	Oxley Holdings Ltd.	21,168
21,000	Pan-United Corp. Ltd.	11,481
340,200	Penguin International Ltd.	39,182
71,000	Petra Foods Ltd.	148,537
121,070	QAF Ltd.	98,843
176,250	Raffles Education Corp. Ltd.	37,258
31,629	Raffles Medical Group Ltd.	110,437
199,000	Rickmers Maritime - Units	38,441
93,000	Rotary Engineering Ltd.	27,795
217,500	Roxy-Pacific Holdings Ltd.	79,273
3,985	S I2I Ltd.(d)	1,220
4,134,000	SATS Ltd.	11,330,568
127,500	Sembcorp Marine Ltd.	242,574
97,000	Sheng Siong Group Ltd.	63,283
4,430,500	SIA Engineering Co. Ltd.(c)	11,658,786
100,500	Sim Lian Group Ltd.	64,101
592,000	Sinarmas Land Ltd.	239,501
148,400	Singapore Post Ltd.	211,482
135,800	Singapore Press Holdings Ltd.	413,780
174,000	Singapore Reinsurance Corp. Ltd.	40,588
63,000	SMRT Corp. Ltd.	63,604
458,000	Stamford Land Corp. Ltd.	191,967

51

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
SINGAPORE (continued)
2,551,000	StarHub Ltd.	$7,122,010
183,000	Sunningdale Tech Ltd.	24,278
136,000	SunVic Chemical Holdings Ltd.(d)	28,254
82,000	Super Group Ltd.	60,072
163,500	Swiber Holdings Ltd.(d)	17,758
7,000	Tat Hong Holdings Ltd.	2,577
54,000	Technovator International Ltd.(d)	40,819
219,000	Tiong Woon Corp. Holding Ltd.	28,895
378,314	Tuan Sing Holdings Ltd.	96,519
186,250	UMS Holdings Ltd.	69,240
336,254	United Engineers Ltd.	610,324
412,716	United Industrial Corp. Ltd.	1,007,835
219,657	UOB-Kay Hian Holdings Ltd.	240,176
161,711	UOL Group Ltd.	789,783
40,600	Venture Corp. Ltd.	232,321
722,295	Vibrant Group Ltd.	48,966
201,812	Wheelock Properties (Singapore) Ltd.	255,235
140,420	Wing Tai Holdings Ltd.	192,945
1,436	XP Power Ltd.	36,867
97,000	Yongnam Holdings Ltd.(d)	28,990
		74,136,578
SOUTH AFRICA — 0.6%
13,497	Adcock Ingram Holdings Ltd.(d)	53,560
95,496	Advtech Ltd.	92,248
58,115	Aeci Ltd.	497,161
109,566	African Bank Investments Ltd.(b)(c)(d)	503
200	African Oxygen Ltd.	206
25,413	African Rainbow Minerals Ltd.	140,040
13,164	Allied Electronics Corp. Ltd. - A Shares	9,678
10,090	AngloGold Ashanti Ltd.(d)	60,746
25,032	ArcelorMittal South Africa Ltd.(d)	28,930
739	Assore Ltd.	4,846
3,312	Astral Foods Ltd.	43,697
59,671	Aveng Ltd.(d)	30,425
69,764	AVI Ltd.	440,084
109,006	Barloworld Ltd.	775,521
28,795	Blue Label Telecoms Ltd.	20,031
32,224	Business Connexion Group Ltd.	15,921
3,333	Capitec Bank Holdings Ltd.	122,710
4,294	Cashbuild Ltd.	102,511
16,438	Caxton and CTP Publishers and Printers Ltd.	27,405
4,704	City Lodge Hotels Ltd.	52,431
348,378	Clicks Group Ltd.	2,656,984
1,776	Consolidated Infrastructure Group Ltd.(d)	4,347
51,846	Coronation Fund Managers Ltd.	317,627
67,017	DataTec Ltd.	361,090
4,599	Distell Group Ltd.	62,294
Shares		Value
SOUTH AFRICA (continued)
165,998	EOH Holdings Ltd.	$2,261,465
14,615	Exxaro Resources Ltd.	86,545
1,244	Famous Brands Ltd.	12,663
19,374	Foschini Group Ltd. (The)	220,599
363,207	Gold Fields Ltd.	948,913
7,837	Grand Parade Investments Ltd.	3,748
63,300	Grindrod Ltd.	66,902
2,656	Group Five Ltd.	4,934
80,567	Harmony Gold Mining Co. Ltd.(d)	76,426
7,349	Hudaco Industries Ltd.	73,634
21,515	Hyprop Investments Ltd.	220,452
22,845	Illovo Sugar Ltd.	24,127
36,633	Impala Platinum Holdings Ltd.(d)	131,789
69,627	Imperial Holdings Ltd.	936,781
126,540	Investec Plc	1,157,011
536	Invicta Holdings Ltd.	2,669
8,718	JSE Ltd.	101,582
33,715	KAP Industrial Holdings Ltd.	16,577
5,200	Lewis Group Ltd.	23,656
23,475	Liberty Holdings Ltd.	263,880
67,214	Life Healthcare Group Holdings Ltd.	198,769
6,493	Massmart Holdings Ltd.	69,035
20,504	Metair Investments Ltd.	57,961
302,992	MMI Holdings Ltd.	705,371
231,628	Mondi Plc	5,570,502
4,329	Mota-Engil Africa NV	33,280
23,977	Mpact Ltd.	85,292
51,923	Mr. Price Group Ltd.	1,035,156
51,151	Murray & Roberts Holdings Ltd.	52,484
118,366	Nampak Ltd.	298,482
67,640	Netcare Ltd.	215,962
59,703	Northam Platinum Ltd.(d)	162,965
176,581	Oceana Group Ltd.	1,391,682
87,024	Omnia Holdings Ltd.	1,203,866
50,737	Peregrine Holdings Ltd.	132,234
17,069	Pick’n Pay Stores Ltd.	79,784
145,981	Pioneer Foods Ltd.	2,284,875
19,653	PPC Ltd.	34,971
43,439	PSG Group Ltd.	684,812
15,191	Raubex Group Ltd.	22,096
18,485	Resilient Property Income Fund Ltd. REIT	146,737
22,339	Reunert Ltd.	111,781
8,543	Santam Ltd.	144,519
223,632	Sappi Ltd.(d)	734,347
315,480	Sibanye Gold Ltd.	415,228
38,542	Spar Group Ltd. (The)	602,858
9,818	Sun International Ltd.	89,136
155,519	Super Group Ltd.(d)	436,428
104,458	Telkom SA SOC Ltd.	507,664
3,328	Tiger Brands Ltd.	74,946
6,768	Tongaat Hulett Ltd.	65,271
24,146	Trencor Ltd.	114,200

52

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
SOUTH AFRICA (continued)
94,685	Truworths International Ltd.	$640,327
76,034	Tsogo Sun Holdings Ltd.	143,650
3,138	Wilson Bayly Holmes-Ovcon Ltd.	23,685
211,907	Zeder Investments Ltd.	144,898
		31,270,603
SOUTH KOREA — 0.9%
416	Aekyung Petrochemical Co. Ltd.	21,366
1,398	AfreecaTV Co. Ltd.	39,784
821	AJ Rent A Car Co. Ltd.(d)	10,209
1,228	AK Holdings, Inc.	96,863
3,839	Anapass, Inc.	33,792
61	Asia Cement Co. Ltd.	5,995
299	ASIA Holdings Co. Ltd.	35,262
2,330	Asia Paper Manufacturing Co. Ltd.	43,109
5,278	Asiana Airlines, Inc.(d)	26,838
2,778	AtlasBX Co. Ltd.	84,635
4,460	Baiksan Co. Ltd.	19,705
772	Basic House Co. Ltd. (The)(d)	9,368
1,005	Binggrae Co. Ltd.	70,685
1,230	Bioland Ltd.	34,583
37,401	BNK Financial Group, Inc.	439,485
1,587	Bukwang Pharmaceutical Co. Ltd.	35,872
2,010	Byucksan Corp.	17,693
7,205	Cheil Worldwide, Inc.(d)	117,605
602	Chongkundang Holdings Corp.	50,880
73	Chosun Refractories Co. Ltd.	6,394
624	CJ CGV Co. Ltd.	62,391
1,720	CJ CheilJedang Corp.	604,128
8,812	CJ E&M Corp.(d)	557,269
1,463	CJ Korea Express Co. Ltd.(d)	214,421
226	CJ O Shopping Co. Ltd.	39,226
930	CKD Bio Corp.	19,949
1,147	Com2uSCorp(d)	121,939
544	Cosmax BTI, Inc.	42,631
146	Crown Confectionery Co. Ltd.	100,315
3,620	Dae Dong Industrial Co. Ltd.	36,350
16,020	Dae Won Kang Up Co. Ltd.	65,715
8,001	Daeduck Electronics Co.	49,436
3,310	Daeduck GDS Co. Ltd.	25,656
1,201	Daehan Steel Co. Ltd.	11,187
3,830	Dae-Il Corp.(d)	17,871
11,609	Daelim Industrial Co. Ltd.	738,119
2,161	Daesang Corp.	65,653
3,927	Daesang Holdings Co. Ltd.	78,362
2,180	Daesung Holdings Co. Ltd.	24,219
3,074	Daewon San Up Co. Ltd.	17,575
25,684	Daewoo Engineering & Construction Co. Ltd.(d)	151,450
7,621	Daewoo International Corp.	134,816
58,094	Daewoo Securities Co. Ltd.	719,876
Shares		Value
SOUTH KOREA (continued)
5,970	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	$35,407
844	Daewoong Co. Ltd.	58,928
859	Daewoong Pharmaceutical Co. Ltd.	65,701
7,916	Daishin Securities Co. Ltd.	72,385
12,865	Dasan Networks, Inc.(d)	69,374
19,689	Dayou Automotive Seat Technology Co. Ltd.	36,260
3,090	DCM Corp.	46,608
28,216	DGB Financial Group, Inc.	270,067
1,360	Dong Ah Tire & Rubber Co. Ltd.	28,475
647	Dong-A Socio Holdings Co. Ltd.	96,208
1,950	Dong-Ah Geological Engineering Co. Ltd.	13,848
13,634	Dongbu Insurance Co. Ltd.	646,658
905	Dongbu Securities Co. Ltd.	4,361
772	Dong-IL Corp.	52,384
604	Dongil Industries Co. Ltd.	38,816
10,139	Dongjin Semichem Co. Ltd.	54,588
1,064	DongKook Pharmaceutical Co. Ltd.	56,103
2,076	Dongkuk Industries Co. Ltd.	6,050
18,158	Dongkuk Steel Mill Co. Ltd.(d)	93,727
694	Dongkuk Structures & Construction Co. Ltd.	1,987
3,480	Dongsuh Companies, Inc.	123,717
9,440	DONGSUNG Corp.	56,633
4,803	Dongwha Pharmaceutical Co. Ltd.	33,494
360	Dongwon F&B Co. Ltd.	141,674
267	Dongwon Industries Co. Ltd.	83,284
221	Dongyang E&P, Inc.	2,512
373	Doosan Corp.	32,673
4,310	Doosan Engine Co. Ltd.(d)	19,079
20,092	Doosan Heavy Industries & Construction Co. Ltd.	345,126
47,166	Doosan Infracore Co. Ltd.(d)	306,741
2,462	DRB Holding Co. Ltd.	27,352
6,845	DY Corp.	37,964
3,664	DY POWER Corp.(d)	32,878
156	e Tec E&C Ltd.	23,530
270	E1 Corp.	15,921
1,441	Eagon Industries Co. Ltd.	32,942
17,017	Easy Bio, Inc.	109,506
5,009	e-LITECOM Co. Ltd.	80,476
305	Eo Technics Co. Ltd.	29,740
12,586	Eugene Corp.	67,547
13,874	Eugene Investment & Securities Co. Ltd.(d)	42,921
3,164	Eugene Technology Co. Ltd.	40,018
4,964	Eusu Holdings Co. Ltd.(d)	40,046
5,387	EVERDIGM Corp.	57,776
656	Fila Korea Ltd.	57,463
2,079	Fursys, Inc.	61,918

53

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
520	Gaon Cable Co. Ltd.	$10,110
2,530	Global & Yuasa Battery Co. Ltd.	86,052
2,787	Global Display Co. Ltd.	10,694
237	Golfzon Co. Ltd.(d)	22,299
1,158	GOLFZONYUWONHOLDINGS Co. Ltd.	11,430
3,423	Grand Korea Leisure Co. Ltd.	88,051
289	Green Cross Corp.	54,335
6,488	Green Cross Holdings Corp.	227,605
11,791	GS Engineering & Construction Corp.(d)	262,996
2,304	GS Global Corp.	14,078
17,541	GS Holdings Corp.	680,564
7,580	GS Retail Co. Ltd.	338,141
4,540	Halla Corp.(d)	18,313
12,680	Halla Visteon Climate Control Corp.	393,897
197,259	Han Kuk Carbon Co. Ltd.	1,137,887
3,827	Hana Micron, Inc.	25,281
717	Hana Tour Service, Inc.	106,311
2,251	Hancom, Inc.	40,205
174	Handok, Inc.	4,773
6,705	Handsome Co. Ltd.	227,769
1,474	Hanil Cement Co. Ltd.	158,718
17,695	Hanjin Heavy Industries & Construction Co. Ltd.(d)	68,503
2,710	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	17,416
1,969	Hanjin Kal Corp.	47,620
1,870	Hanjin Transportation Co. Ltd.	76,548
90	Hankook Shell Oil Co. Ltd.	35,457
680	Hankuk Paper Manufacturing Co. Ltd.	20,979
890	Hanmi Pharm Co. Ltd.(d)	304,234
2,520	Hanmi Semiconductor Co. Ltd.	22,182
956	Hansae Co. Ltd.	42,483
3,000	Hansae Yes24 Holdings Co. Ltd.	71,145
2,694	Hansol Chemical Co. Ltd.	192,009
6,456	Hansol Holdings Co. Ltd.(d)	49,379
24,530	Hansol HomeDeco Co. Ltd.(d)	36,161
744	Hansol Logistics Co. Ltd.	3,144
3,623	Hansol Paper Co. Ltd.(d)	60,840
11,725	Hanwha Chemical Corp.	206,915
18,918	Hanwha Corp.	767,940
770	Hanwha Galleria Timeworld Co. Ltd.	98,705
4,700	Hanwha General Insurance Co. Ltd.(d)	25,827
9,373	Hanwha Investment & Securities Co. Ltd.	46,138
2,116	Hanwha Techwin Co. Ltd.(d)	68,897
3,343	Hanyang Eng Co. Ltd.	34,711
2,720	Hanyang Securities Co. Ltd.	20,060
4,708	Harim Holdings Co. Ltd.(d)	20,479
4,910	Heung-A Shipping Co. Ltd.	13,427
Shares		Value
SOUTH KOREA (continued)
7,231	Hite Jinro Co. Ltd.	$138,113
2,043	Hite Jinro Holdings Co. Ltd.	29,855
7,223	HMC Investment Securities Co. Ltd.	65,431
7,616	Hotel Shilla Co. Ltd.	820,079
700	HS R&A Co. Ltd.	19,083
4,768	Huchems Fine Chemical Corp.	92,699
2,950	Humax Co. Ltd.	41,597
1,732	Huons Co. Ltd.	159,264
462	Husteel Co. Ltd.	8,015
6,850	Huvis Corp.	50,461
62,741	Huvitz Co. Ltd.	1,160,828
940	Hwa Shin Co. Ltd.	4,940
47,166	Hy-Lok Corp.	1,348,291
7,624	Hyosung Corp.	928,445
3,447	Hyundai BNG Steel Co. Ltd.	30,636
3,107	Hyundai Corp.	77,001
3,720	Hyundai Department Store Co. Ltd.	468,914
33,280	Hyundai Development Co-Engineering & Construction	1,990,856
1,811	Hyundai Elevator Co. Ltd.(d)	123,349
4,090	Hyundai Engineering Plastics Co. Ltd.	30,758
12,136	Hyundai Greenfood Co. Ltd.	250,467
250	Hyundai Home Shopping Network Corp.	26,172
12,260	Hyundai Hy Communications & Network Co. Ltd.	42,433
1,492	Hyundai Livart Furniture Co. Ltd.	80,966
28,641	Hyundai Marine & Fire Insurance Co. Ltd.	775,900
22,357	Hyundai Securities Co. Ltd.	163,930
2,517	Hyundai Steel Co.	125,619
2,104	Hyundai Wia Corp.	192,392
6,828	Hyunjin Materials Co. Ltd.(d)	12,283
6,050	Il Dong Pharmaceutical Co. Ltd.	169,585
4,214	Iljin Electric Co. Ltd.	19,915
5,949	Iljin Holdings Co. Ltd.	51,348
803	Ilshin Spinning Co. Ltd.	138,277
2,000	iMarketKorea, Inc.	52,386
1,599	InBody Co. Ltd.	65,318
4,561	Innox Corp.(d)	42,681
680	Intelligent Digital Integrated Securities Co. Ltd.	11,070
5,692	Interflex Co. Ltd.(d)	51,319
18,445	Interpark Holdings Corp.	169,452
1,419	INTOPS Co. Ltd.	19,221
5,477	IS Dongseo Co. Ltd.	385,213
3,791	ISU Chemical Co. Ltd.	34,503
15,507	IsuPetasys Co. Ltd.	79,513
2,800	Jahwa Electronics Co. Ltd.	27,159
17,236	JB Financial Group Co. Ltd.	94,565
3,330	Jeil Pharmaceutical Co.	72,568

54

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
6,008	KB Capital Co. Ltd.	$119,631
8,486	KB Insurance Co. Ltd.	204,508
7,300	KC Green Holdings Co. Ltd.	53,090
10,532	KC Tech Co. Ltd.	108,907
2,126	KCP Co. Ltd.(d)	69,767
1,016	KEPCO Engineering & Construction Co., Inc.	24,442
2,519	KEPCO Plant Service & Engineering Co. Ltd.	252,944
13,960	Keyang Electric Machinery Co. Ltd.	58,398
2,369	KH Vatec Co. Ltd.	31,380
1,110	KISCO Corp.	53,216
6,150	Kishin Corp.	38,367
2,418	KISWIRE Ltd.	107,453
3,098	KIWOOM Securities Co. Ltd.	173,678
9,767	Koentec Co. Ltd.	28,880
2,185	Koh Young Technology, Inc.	80,573
110,945	Kolao Holdings	2,071,656
1,176	Kolon Corp.	61,807
1,581	Kolon Industries, Inc.	73,906
461	Kolon Life Science, Inc.	70,835
1,632	KONA I Co. Ltd.	64,574
3,631	Kook Soon Dang Brewery Co. Ltd.	26,593
3,069	Korea Circuit Co. Ltd.	22,005
2,939	Korea Electric Terminal Co. Ltd.	256,188
820	Korea Export Packaging Industrial Co. Ltd.	16,118
1,060	Korea Flange Co. Ltd.	14,313
1,290	Korea Gas Corp.	46,688
15,405	Korea Investment Holdings Co. Ltd.	818,862
1,694	Korea Kolmar Co. Ltd.	148,387
2,027	Korea Kolmar Holdings Co. Ltd.	130,959
668	Korea Petrochemical Industrial Co. Ltd.	102,756
1,632	Korea United Pharm, Inc.	35,704
42,765	Korean Reinsurance Co.	539,062
2,250	Kortek Corp.	29,515
787	KPX Chemical Co. Ltd.	38,134
1,070	KT Skylife Co. Ltd.	21,854
1,913	Kukdo Chemical Co. Ltd.	132,095
2,220	Kumho Petrochemical Co. Ltd.	114,780
24,224	Kumho Tire Co., Inc.(d)	139,736
865	Kumkang Kind Co. Ltd.	68,748
1,030	Kunsul Chemical Industrial Co. Ltd.	46,212
22,130	Kwang Dong Pharmaceutical Co. Ltd.	274,226
4,902	Kyobo Securities Co. Ltd.	49,223
1,380	Kyung Dong Navien Co. Ltd.	38,918
101	Kyungbang Ltd.	20,758
5,351	Kyungchang Industrial Co. Ltd.	29,770
1,746	Kyungdong Pharm Co. Ltd.	36,333
17,150	Kyung-In Synthetic Corp.	66,393
Shares		Value
SOUTH KOREA (continued)
1,856	LEENO Industrial, Inc.	$73,120
2,220	LF Corp.	66,402
491	LG Hausys Ltd.	74,270
2,674	LG InnoTek Co. Ltd.	186,470
6,921	LG International Corp.	170,341
71,227	LG Uplus Corp.	703,048
5,383	Lock & Lock Co. Ltd.	65,094
403	Lotte Chilsung Beverage Co. Ltd.	774,212
363	Lotte Confectionary Co. Ltd.	603,992
192	Lotte Food Co. Ltd.	149,478
480	LOTTE Himart Co. Ltd.	26,335
5,928	Lotte Non-Life Insurance Co. Ltd.(d)	16,009
8,036	LS Corp.	269,206
3,172	LS Industrial Systems Co. Ltd.	141,502
14,117	Lumens Co. Ltd.	44,035
16,340	Macquarie Korea Infrastructure Fund	110,316
48	Maeil Dairy Industry Co. Ltd.	1,563
1,469	Mando Corp.	140,604
4,911	Medy-Tox, Inc.	2,234,009
779	MegaStudy Co. Ltd.	24,232
450	MegaStudyEdu Co. Ltd.(d)	28,419
7,912	Melfas, Inc.(d)	26,404
4,961	Meritz Financial Group, Inc.	67,622
20,522	Meritz Fire & Marine Insurance Co. Ltd.	284,991
105,403	Meritz Securities Co. Ltd.	526,947
44	Mi Chang Oil Industrial Co. Ltd.	2,696
7,984	Mirae Asset Securities Co. Ltd.	299,873
10,335	MK Electron Co. Ltd.	66,683
599	MNTech Co. Ltd.(d)	2,867
9,910	Moorim P&P Co. Ltd.	53,439
8,590	Motonic Corp.	85,522
1,038	Muhak Co. Ltd.(d)	47,547
2,496	Namhae Chemical Corp.	24,317
936	NCSoft Corp.	175,577
2,438	Neowiz Games Corp.(d)	44,899
3,444	NEPES Corp.(d)	19,513
2,915	Nexen Corp.	216,729
2,396	Nexen Tire Corp.	28,666
18,756	NH Investment & Securities Co. Ltd.	173,912
2,105	NICE Holdings Co. Ltd.	40,026
5,313	NICE Information Service Co. Ltd.	55,620
5,182	NK Co. Ltd.	30,291
588	Nong Shim Holdings Co. Ltd.	62,561
1,420	NongShim Co. Ltd.	376,798
800	Noroo Holdings Co. Ltd.	22,356
2,740	NPC	14,752
537	OCI Materials Co. Ltd.	60,990
2,234	Osstem Implant Co. Ltd.(d)	114,359
327	Ottogi Corp.	229,709
2,944	Pan-Pacific Co. Ltd.	10,265

55

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,530	PaperCorea, Inc.(d)	$1,258
1,581	Paradise Co. Ltd.	32,021
4,829	Partron Co. Ltd.	33,386
9,216	Poongsan Corp.	207,137
2,204	Poongsan Holdings Corp.	75,717
3,440	POSCO Chemtech Co. Ltd.	33,367
15,438	Posco ICT Co. Ltd.	66,889
601	Posco M-Tech Co. Ltd.(d)	1,246
287	Pulmuone Co. Ltd.	57,638
133,690	Pyeong Hwa Automotive Co. Ltd.	1,233,903
6,560	S&T Dynamics Co. Ltd.	65,031
3,244	S&T Holdings Co. Ltd.	64,040
3,260	S&T Motiv Co. Ltd.	177,188
2,112	S-1 Corp.	152,153
1,110	Sajo Industries Co. Ltd.(d)	95,334
422	Sam Yung Trading Co. Ltd.	7,177
381	Samchully Co. Ltd.	40,700
1,716	SAMHWA Paints Industrial Co. Ltd.	29,989
23,040	Samick Musical Instruments Co. Ltd.	91,065
4,310	Samick THK Co. Ltd.	29,503
3,350	Samjin Pharmaceutical Co. Ltd.	85,600
670	Samkwang Glass Co. Ltd.	56,628
217	Samlip General Foods Co. Ltd.	64,443
5,110	Samsung Fine Chemicals Co. Ltd.	150,005
20,285	Samsung Heavy Industries Co. Ltd.	239,228
2,960	Samsung Securities Co. Ltd.	133,056
2,751	Samyang Holdings Corp.	450,213
10,570	Savezone I&C Corp.	55,553
5,185	SBS Media Holdings Co. Ltd.	16,218
7,130	Seah Besteel Corp.	201,686
485	SeAH Holdings Corp.	82,895
1,408	SeAH Steel Corp.	82,544
3,695	Sebang Co. Ltd.	58,260
42,886	Seegene, Inc.(d)	2,151,355
5,490	Sejong Industrial Co. Ltd.	48,090
2,631	Seobu T&D(d)	60,033
60,865	Seohee Construction Co. Ltd.(d)	69,180
8,449	Seoul Semiconductor Co. Ltd.(d)	114,444
3,879	Seoyon Co. Ltd.	39,282
2,690	Sewon Cellontech Co. Ltd.(d)	14,230
520	Sewon Precision Industry Co. Ltd.	11,154
1,290	SFA Engineering Corp.	46,247
24,768	SH Energy & Chemical Co. Ltd.	35,983
15,920	Shin Poong Pharmaceutical Co. Ltd.	66,325
2,335	Shinsegae Co. Ltd.	415,058
342	Shinsegae Information & Communication Co. Ltd.	51,732
176	Shinsegae International Co. Ltd.	20,606
Shares		Value
SOUTH KOREA (continued)
30,047	Shinsung Solar Energy Co. Ltd.(d)	$32,097
22,990	Shinsung Tongsang Co. Ltd.(d)	30,944
15,480	Shinwon Corp.(d)	22,753
1,305	Silicon Works Co. Ltd.	37,862
2,200	Silla Co. Ltd.	41,550
1,760	SIMPAC, Inc.	9,175
2,720	SJM Co. Ltd.	15,225
6,916	SK Chemicals Co. Ltd.	418,453
1,888	SK Gas Ltd.	136,338
9,924	SK Networks Co. Ltd.	61,657
39,972	SK Securities Co. Ltd.(d)	44,578
875	SK Telecom Co. Ltd.	186,568
10,160	SKC Co. Ltd.	309,536
2,927	SL Corp.	38,521
3,825	Songwon Industrial Co. Ltd.	33,342
2,204	Soulbrain Co. Ltd.	79,955
3,036	Ssangyong Cement Industrial Co. Ltd.(d)	52,021
7,407	STS Semiconductor & Telecommunications(d)	18,294
1,402	Suheung Co. Ltd.	58,529
620	Sungchang Enterprise Holdings Ltd.(d)	19,631
5,826	Sungshin Cement Co. Ltd.(d)	74,683
3,092	Sungwoo Hitech Co. Ltd.	23,808
214	Sunjin Co. Ltd.	5,944
1,602	Suprema, Inc.(d)	27,860
6,520	Tae Kyung Industrial Co. Ltd.	34,992
220	Taekwang Industrial Co. Ltd.	228,432
10,606	Taeyoung Engineering & Construction Co. Ltd.(d)	61,453
16,710	Tailim Packaging Industrial Co. Ltd.	53,908
2,039	TCC Steel	3,746
16,250	TK Chemical Corp.(d)	39,370
3,460	TK Corp.(d)	30,604
16,256	Tongyang Life Insurance	211,857
3,450	Tovis Co. Ltd.	24,796
1,704	TS Corp.	40,774
931	Uju Electronics Co. Ltd.	9,786
1,936	Unid Co. Ltd.	91,489
1,454	Value Added Technologies Co. Ltd.	36,967
1,205	Vieworks Co. Ltd.	41,449
2,705	Wonik IPS Co. Ltd.(d)	28,318
1,270	Woongjin Energy Co. Ltd.(d)	1,682
5,662	Woongjin Thinkbig Co. Ltd.(d)	46,210
4,055	Y G-1 Co. Ltd.	44,183
1,080	YESCO Co. Ltd.	38,072
1,004	YG Entertainment, Inc.	45,475
9,270	Yoosung Enterprise Co. Ltd.	35,847
5,543	Youlchon Chemical Co. Ltd.	56,607
262	Young Poong Corp.	304,956
2,354	Young Poong Precision Corp.	19,956
3,086	Youngone Corp.	153,753

56

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,498	Youngone Holdings Co. Ltd.	$112,528
454	Yuhan Corp.	104,562
		52,839,937
SPAIN — 0.9%
22,055	Abengoa SA	55,202
145,501	Abengoa SA - B Shares	327,103
60,180	Abertis Infraestructuras SA	985,111
11,710	Acciona SA	946,661
30,654	Acerinox SA	373,690
66,140	ACS Actividades de Construccion y Servicios SA	2,219,097
3,428	Adveo Group International SA	29,742
12,110	Aena SA(d)(e)	1,335,300
19,684	Almirall SA	386,745
67,000	Amadeus IT Holding SA	2,921,969
7,200	Atresmedia Corp. de Medios de Comunicaion SA	108,015
1,834,512	Banco de Sabadell SA	4,178,595
293,605	Banco Popular Espanol SA	1,347,525
757,400	Bankia SA	1,000,672
166,491	Bankinter SA	1,285,974
1,315	Baron de Ley(d)	130,483
17,990	Bolsas y Mercados Espanoles SHMSF SA	743,870
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
4,948	Cementos Portland Valderrivas SA(d)	41,571
11,410	Cia de Distribucion Integral Logista Holdings SA	225,057
16,842	Cie Automotive SA	266,538
295	Construcciones y Auxiliar de Ferrocarriles SA	83,912
6,875	Corp. Financiera Alba SA	321,499
197,780	Distribuidora Internacional de Alimentacion SA	1,237,890
96,693	Duro Felguera SA	385,481
27,960	Ebro Foods SA	558,254
152,602	EDP Renovaveis SA	1,117,691
8,994	Elecnor SA	89,492
126,044	Enagas SA	3,540,982
47,905	Ence Energia y Celulosa SA	173,092
18,452	Ercros SA(d)	13,942
15,889	Faes Farma SA	44,236
62,797	Ferrovial SA	1,526,924
9,353	Fluidra SA(d)	34,976
11,267	Fomento de Construcciones y Contratas SA(d)	116,179
104,222	Gamesa Corp. Tecnologica SA	1,649,966
18,930	Grifols SA	835,545
24,580	Grifols SA - Class B, Preference Shares	802,560
32,474	Grupo Catalana Occidente SA	1,007,524
1,413	Iberpapel Gestion SA	24,333
26,421	Indra Sistemas SA	296,697
67,738	Inmobiliaria Colonial SA(d)	50,364
Shares		Value
SPAIN (continued)
1,502	Laboratorios Farmaceuticos Rovi SA	$22,764
582,634	Liberbank SA(d)	405,682
185,826	Mapfre SA	597,148
62,845	Mediaset Espana Comunicacion SA	789,928
11,410	Melia Hotels International SA	164,282
9,143	Miquel y Costas & Miquel SA	331,363
14,127	NH Hotel Group SA(d)	85,643
6,808	Obrascon Huarte Lain SA	113,200
57,283	Papeles y Cartones de Europa SA	328,710
9,252	Pescanova SA(b)(c)(d)	0
1,765	Prim SA	19,752
4,918	Promotora de Informaciones SA(d)	44,954
889,006	Prosegur Cia de Seguridad SA	4,706,008
45,411	Red Electrica Corp. SA	3,629,229
114,480	Sacyr SA(d)	395,162
12,977	Tecnicas Reunidas SA	660,722
41,405	Tubacex SA	112,773
30,838	Tubos Reunidos SA	43,012
12,964	Vidrala SA	639,842
12,350	Viscofan SA	738,119
68,345	Zardoya Otis SA	749,848
919	Zardoya Otis SA - Interim 2015 Shares	10,087
19,936	Zeltia SA(d)	87,798
		47,496,485
SWEDEN — 0.8%
5,518	AAK AB	373,869
10,741	Acando AB	17,556
3,083	AddNode Group AB	19,298
12,158	AddTech AB - Class B	180,395
637,917	AF AB - B Shares	8,929,026
2,072	Atrium Ljungberg AB - Class B	28,606
2,441	Avanza Bank Holding AB	101,299
32,596	Axfood AB	554,303
5,502	B&B Tools AB - Class B	81,955
6,098	Beijer Alma AB	135,012
2,816	Beijer Ref AB	59,083
16,416	Betsson AB	274,591
15,334	Bilia AB	308,395
79,471	BillerudKorsnas AB	1,220,611
4,165	BioGaia AB - Class B	134,943
8,156	Biotage AB	17,680
140,078	Boliden AB	2,586,655
2,022	Bulten AB	18,751
29,620	Bure Equity AB	182,834
24,627	Byggmax Group AB	224,096
8,237	Castellum AB	117,443
1,272	Catena AB	19,463
7,218	Clas Ohlson AB - Class B	133,454
43,873	Cloetta AB - B Shares(d)	131,719
11,559	Doro AB(d)	56,142

57

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
SWEDEN (continued)
13,655	Duni AB	$182,030
52,670	Elekta AB - Class B	349,841
460,695	Eltel AB(c)(d)(e)	5,140,046
1,207	Enea AB	12,382
7,041	Fabege AB	97,779
2,223	Fagerhult AB	38,395
35,969	Getinge AB - Class B	882,677
22,187	Gunnebo AB	100,818
3,932	Haldex AB	48,200
56,900	Hexpol AB	610,438
5,834	Hiq International AB	29,959
440	HMS Networks AB	11,501
15,282	Holmen AB - Class B	436,135
22,054	Husqvarna AB - Class A	160,163
123,031	Husqvarna AB - Class B	897,766
11,328	Industrial & Financial Systems - Class B	379,493
5,489	Indutrade AB	268,509
31,357	Intrum Justitia AB	1,066,830
13,671	JM AB	362,109
27,115	KappAhl AB	86,122
6,706	KNOW IT AB	43,143
13,464	Kungsleden AB	90,132
2,706	Lagercrantz AB - Class B	62,265
18,526	Lindab International AB	139,481
22,722	Loomis AB - Class B	635,297
68,030	Lundin Petroleum AB(d)	986,531
147,237	Meda AB - Class A	2,403,103
2,363	Medivir AB - Class B(d)	25,063
775	Mekonomen AB	19,315
12,606	Modern Times Group MTG AB - Class B	357,719
4,122	MQ Holding AB	18,539
3,624	Munksjo Oyj	34,905
5,655	Mycronic AB	35,726
2,664	NCC AB - Class A	79,024
40,560	NCC AB - Class B	1,212,557
2,159	Nederman Holding AB	57,186
100,020	Net Insight AB - Class B(d)	35,362
4,881	Netent AB	227,168
16,043	New Wave Group AB - Class B	82,198
13,554	Nibe Industrier AB - Class B	381,792
61,798	Nobia AB	724,949
8,614	Nolato AB - B Shares	211,687
16,154	Nordnet AB - Class B	64,228
117,641	Peab AB	890,481
5,327	Proffice AB - Class B	12,906
33,581	Ratos AB - Class B	210,204
26,172	Rezidor Hotel Group AB	119,229
10,568	Saab AB - Class B	255,173
166	Sagax AB - Class B	1,106
48,567	SAS AB(d)	86,136
4,652	Sectra AB - B Shares	64,171
89,672	Securitas AB - Class B	1,285,818
4,156	Semcon AB	21,101
5,769	SkiStar AB	68,044
Shares		Value
SWEDEN (continued)
31,885	SSAB - A Shares(d)	$151,486
63,742	SSAB AB - B Shares(d)	267,978
59,092	SSAB AB - B Shares(d)	245,567
49,119	SSAB AB - Class A(d)	234,015
9,782	Sweco AB - Class B	134,369
7,602	Swedish Match AB	232,904
2,770	Systemair AB	42,144
167,979	Tele2 AB - B Shares	1,747,601
3,356	Transcom Worldwide AB(d)	33,359
54,462	Trelleborg AB - Class B	941,291
3,694	Vitrolife AB	74,507
17,204	Wallenstam AB	124,542
		42,239,874
SWITZERLAND — 1.4%
5,545	AFG Arbonia-Forster Holding AG(d)	96,405
435,000	Allied World Assurance Co. Holdings AG	18,383,100
4,301	Allreal Holding AG	614,683
580	Alpiq Holding AG	48,889
934	ALSO Holding AG	55,240
314	APG SGA SA	128,031
33,554	Aryzta AG	1,702,875
7,814	Ascom Holding AG	141,918
827	Autoneum Holding AG	170,826
83	Bachem Holding AG - Class B	4,424
32,904	Baloise Holding AG	4,195,149
640	Bank Coop AG	28,049
277	Banque Cantonale de Geneve	71,092
1,539	Banque Cantonale Vaudoise	997,810
486	Barry Callebaut AG	543,688
942	Basler Kantonalbank	71,213
1,342	Belimo Holding AG(c)	3,062,310
61	Bell AG	157,818
1,144	Berner Kantonalbank AG	219,021
528	BKW AG	19,124
4,131	Bobst Group SA	181,477
1,166	Bossard Holding AG(d)	130,320
2,459	Bucher Industries AG	599,036
27,993	Burckhardt Compression Holding AG	10,588,266
232	Burkhalter Holding AG	25,306
977	Calida Holding AG	38,623
36	Carlo Gavazzi Holding AG	8,345
178	Cham Paper Holding AG	44,247
230	Cicor Technologies	7,652
40	Cie Financiere Tradition SA	2,660
117,388	Clariant AG	2,342,172
25,005	Coca-Cola HBC AG - CDI	522,475
1,178	Coltene Holding AG	84,665
140	Conzzeta AG	90,769
20,690	Daetwyler Holding AG	2,560,824
1,003	Dufry AG(d)	138,570
11,406	EFG International AG	132,793
844	Emmi AG	279,499

58

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
SWITZERLAND (continued)
256	EMS-Chemie Holding AG	$124,914
3,678	Energiedienst Holding AG	98,963
2,933	Flughafen Zuerich AG	2,406,984
350	Forbo Holding AG	426,679
891	Galenica AG	1,014,281
48,934	GAM Holding AG	1,025,472
412	Gategroup Holding AG	15,221
2,399	Georg Fischer AG	1,598,837
259	Gurit Holding AG	140,717
5,418	Helvetia Holdings AG	2,977,293
3,758	Highlight Communications AG	17,647
1,537	Huber & Suhner AG	66,408
5,293	Implenia AG	317,701
249	Inficon Holding AG	73,955
136	Interroll Holding AG(d)	87,261
104	Intershop Holding AG	43,105
1	Jungfraubahn Holding AG	91
821	Kaba Holding AG - Class B	525,073
1,015	Kardex AG	59,453
1,169	Komax Holding AG	203,604
17,216	Kudelski SA(d)	272,591
777	Kuoni Reisen Holding AG	215,699
20,187	LafargeHolcim Ltd.	1,401,986
161	LEM Holding SA	121,712
13,174	Logitech International SA	189,505
16,086	Lonza Group AG	2,332,245
1,144	Luzerner Kantonalbank AG	420,580
275	MCH Group AG	17,445
80	Metall Zug AG - Class B	216,082
1,111	Meyer Burger Technology AG(d)	9,566
8,521	Micronas Semiconductor Holding AG	37,389
5,152	Mobilezone Holding AG	89,039
2,099	Mobimo Holding AG	446,605
111,727	OC Oerlikon Corp AG(d)	1,370,139
2,840	Orascom Development Holding AG(d)	34,828
8,851	Oriflame Holding AG(d)	131,020
2,184	Orior AG	122,388
1,572	Panalpina Welttransport Holding AG	195,544
3,238	Partners Group Holding AG	1,084,025
281	Phoenix Mecano AG	141,256
140	Plazza AG(d)	29,875
296	Rieter Holding AG	44,631
154	Romande Energie Holding SA	168,774
78	Schaffner Holding AG	18,784
272,958	Schmolz & Bickenbach AG(d)	228,807
225	Schweiter Technologies AG	176,265
588	Siegfried Holding AG	105,758
277	Sika AG	1,004,172
1,983	Sonova Holding AG	282,377
813	St. Galler Kantonalbank AG	305,832
166,482	STMicroelectronics NV	1,300,532
75,490	Stmicroelectronics NV	590,711
Shares		Value
SWITZERLAND (continued)
721	Straumann Holding AG	$213,397
4,456	Sulzer AG	457,451
8,494	Swiss Life Holding AG	2,005,931
896	Swissquote Group Holding SA	23,042
953	Tamedia AG	163,123
717	Tecan Group AG	87,853
2,855	Temenos Group AG	104,739
4,427	Valiant Holding AG	440,272
961	Valora Holding AG	187,068
457	Vaudoise Assurances Holding SA	252,076
21	Vetropack Holding AG	34,837
10,047	Vontobel Holding AG	535,466
1,437	Walter Meier AG	59,782
62	Ypsomed Holding AG	6,878
3,383	Zehnder Group AG	127,611
52	Zug Estates Holding AG - B Shares	75,769
31	Zuger Kantonalbank AG	144,590
		77,739,070
TAIWAN — 0.7%
6,000	Ability Enterprise Co. Ltd.	2,670
27,000	AcBel Polytech, Inc.	15,821
61,000	Accton Technology Corp.	25,214
187,878	Acer, Inc.(d)	77,956
64,765	Achem Technology Corp.	28,001
26,497	Action Electronics Co. Ltd.(d)	3,584
9,000	Actron Technology Corp.	28,250
9,471	Adlink Technology, Inc.	25,888
54,060	Advancetek Enterprise Co. Ltd.	36,986
80,027	Agv Products Corp.(d)	19,442
306,694	Airtac International Group	1,408,569
1,000	ALI Corp.	413
19,170	Alltek Technology Corp.	17,335
29,050	Altek Corp.	23,141
78,000	Ambassador Hotel (The)	65,594
18,000	AMPOC Far-East Co. Ltd.	11,517
24,139	Anpec Electronics Corp.	14,795
52,000	APCB, Inc.	23,800
22,552	Apex Biotechnology Corp.	28,930
162,604	Ardentec Corp.	109,445
63,427	Arima Communications Corp.(d)	19,889
28,000	Asia Optical Co., Inc.(d)	22,837
30,100	Asia Vital Components Co. Ltd.	20,689
11,000	Aten International Co. Ltd.	28,082
44,800	Audix Corp.	45,053
19,000	Aurora Corp.	30,813
84,042	Bank of Kaohsiung Co. Ltd.	24,197
903,350	BES Engineering Corp.	244,926
48,000	Biostar Microtech International Corp.	10,825
1,000	Boardtek Electronics Corp.	983
13,000	C Sun Manufacturing Ltd.	6,959
145,781	Capital Securities Corp.	44,743

59

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
TAIWAN (continued)
69,000	Career Technology Manufacturing Co. Ltd.	$54,419
77,000	Carnival Industrial Corp.(d)	16,828
149,000	Cathay Real Estate Development Co. Ltd.	71,972
19,760	Central Reinsurance Co. Ltd.	9,920
47,000	ChainQui Construction Development Co. Ltd.	35,728
148,000	Champion Building Materials Co. Ltd.(d)	35,111
1,923	Chang Wah Electromaterials, Inc.	5,055
68,350	Charoen Pokphand Enterprise	54,773
11,000	Chaun-Choung Technology Corp.	21,811
13,000	CHC Resources Corp.	27,506
731,920	Cheng Loong Corp.	263,126
110,797	Cheng Uei Precision Industry Co. Ltd.	154,765
33,000	Chia Chang Co. Ltd.	21,323
311,659	Chia Hsin Cement Corp.	106,613
117,938	Chicony Electronics Co. Ltd.	306,691
48,120	Chien Kuo Construction Co. Ltd.	15,394
11,164	Chilisin Electronics Corp.	15,630
50,000	Chimei Materials Technology Corp.	32,149
541,744	China Airlines Ltd.(d)	241,088
66,000	China Chemical & Pharmaceutical Co. Ltd.	41,183
11,000	China Ecotek Corp.	21,532
180,907	China General Plastics Corp.	62,171
285,553	China Life Insurance Co. Ltd.	288,072
63,077	China Metal Products	55,142
395,881	China Petrochemical Development Corp.(d)	108,464
21,114	China Steel Chemical Corp.	77,243
37,000	China Steel Structure Co. Ltd.	22,501
185,616	China Synthetic Rubber Corp.	177,553
96,000	China Wire & Cable Co. Ltd.(d)	34,968
17,000	Chinese Maritime Transport Ltd.	15,265
66,883	Chin-Poon Industrial Co. Ltd.	85,374
45,000	Chipbond Technology Corp.	67,703
12,751	Chipmos Technologies, Inc.	11,955
35,876	Chroma ATE, Inc.	72,726
92,000	Chun Yu Works & Co. Ltd.	39,339
162,779	Chun Yuan Steel	50,682
43,339	Chung Hung Steel Corp.(d)	6,246
115,240	Chung Hwa Pulp Corp.	31,464
69,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	37,768
228,000	Chunghwa Picture Tubes Ltd.(d)	7,222
4,000	Cleanaway Co. Ltd.	19,258
51,348	Clevo Co.	50,906
Shares		Value
TAIWAN (continued)
378,000	CMC Magnetics Corp.(d)	$36,876
26,300	CoAsia Microelectronics Corp.(d)	15,828
53,182	Collins Co. Ltd.	21,056
366,000	Compeq Manufacturing Co. Ltd.	241,129
51,000	Concord Securities Co. Ltd.(d)	10,758
158,873	Continental Holdings Corp.	46,648
271,500	Coretronic Corp.	214,988
50,000	Coxon Precise Industrial Co. Ltd.	89,004
20,000	CSBC Corp. Taiwan	8,615
162,838	CTCI Corp.	246,798
2,294	Cub Elecparts, Inc.	22,888
16,000	CviLux Corp.	16,344
9,660	Cyberlink Corp.	21,724
10,000	Cyberpower Systems, Inc.	19,701
76,000	DA CIN Construction Co. Ltd.	38,275
14,000	Da-Li Development Co. Ltd.(d)	14,656
70,000	Darfon Electronics Corp.	32,038
66,201	Delpha Construction Co. Ltd.(d)	35,647
24,000	Depo Auto Parts Industrial Co. Ltd.	73,737
17,000	DFI, Inc.	22,346
65,904	D-Link Corp.	21,083
20,183	Dynamic Electronics Co. Ltd.(d)	6,393
54,000	E Ink Holdings, Inc.(d)	21,123
131,675	Eastern Media International Corp.	19,394
70,448	Edimax Technology Co. Ltd.	20,082
12,100	Edom Technology Co. Ltd.	8,796
34,320	Elan Microelectronics Corp.	35,764
14,000	E-LIFE MALL Corp.	26,207
14,400	Elite Advanced Laser Corp.	51,996
94,967	Elite Material Co. Ltd.	195,520
14,000	Elite Semiconductor Memory Technology, Inc.	12,904
133,489	Elitegroup Computer Systems Co. Ltd.	88,791
13,000	eMemory Technology, Inc.	145,353
8,480	ENG Electric Co. Ltd.	4,029
133,000	EnTie Commercial Bank Co. Ltd.	56,871
123,015	Epistar Corp.	106,956
105,806	Eternal Materials Co. Ltd.	103,220
68,000	E-Ton Solar Tech Co. Ltd.(d)	24,769
474,272	Eva Airways Corp.(d)	342,505
40,000	Everest Textile Co. Ltd.	19,575
99,000	Evergreen International Storage & Transport Corp.	45,311
297,139	Evergreen Marine Corp. Taiwan Ltd.	142,586
100,232	Everlight Chemical Industrial Corp.	60,955
75,643	Everlight Electronics Co. Ltd.	99,910
35,373	Excelsior Medical Co. Ltd.	47,841

60

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
TAIWAN (continued)
192,062	Far Eastern Department Stores Ltd.	$108,589
653,018	Far Eastern International Bank	225,453
797	Faraday Technology Corp.	809
43,000	Farglory F T Z Investment Holding Co. Ltd.(d)	19,885
63,154	Farglory Land Development Co. Ltd.	59,310
156,133	Federal Corp.	68,988
101,320	Feng Hsin Iron & Steel Co.	116,655
19,000	First Copper Technology Co. Ltd.	4,586
58,110	First Hotel	39,112
108,000	First Insurance Co. Ltd. (The)	48,575
11,256	First Steamship Co. Ltd.(d)	4,011
10,606	FLEXium Interconnect, Inc.	35,441
9,485	Flytech Technology Co. Ltd.	34,399
48,000	Formosa Advanced Technologies Co. Ltd.	27,214
9,008	Formosa International Hotels Corp.	63,484
48,203	Formosa Oilseed Processing Co. Ltd.	33,818
120,000	Formosa Taffeta Co. Ltd.	113,267
188,000	Formosan Rubber Group, Inc.	130,111
108,628	Formosan Union Chemical	45,073
33,000	Fortune Electric Co. Ltd.	15,522
55,439	Founding Construction & Development Co. Ltd.	31,871
86,000	Froch Enterprise Co. Ltd.(d)	29,147
75,022	FSP Technology, Inc.	38,258
15,000	Fubon No. 1 REIT	7,554
89,000	Fubon No. 2 REIT	36,929
52,800	Fullerton Technology Co. Ltd.	40,556
105,413	Fwusow Industry Co. Ltd.	50,417
34,639	G Shank Enterprise Co. Ltd.	22,931
27,000	G Tech Optoelectronics Corp.(d)	12,016
64,101	Gemtek Technology Corp.	32,689
1,927	Genesis Photonics, Inc.(d)	607
982	Genius Electronic Optical Co. Ltd.(d)	1,900
6,850	GeoVision, Inc.	17,856
77,000	Getac Technology Corp.	51,705
3,000	Giantplus Technology Co. Ltd.(d)	629
183,781	Gigabyte Technology Co. Ltd.	146,110
2,400	Gigasolar Materials Corp.	39,149
290,000	Ginko International Co. Ltd.	2,705,130
2,474	Gintech Energy Corp.(d)	1,461
11,133	Global Brands Manufacture Ltd.(d)	2,310
12,000	Global Lighting Technologies, Inc.	12,885
76,650	Globe Union Industrial Corp.	27,556
73,250	Gloria Material Technology Corp.	37,470
Shares		Value
TAIWAN (continued)
164,770	Gold Circuit Electronics Ltd.(d)	$57,408
7,000	Gourmet Master Co. Ltd.	32,482
344,000	Grand Pacific Petrochemical	172,155
19,000	Grape King Bio Ltd.	127,583
59,000	Great China Metal Industry	50,270
66,000	Great Taipei Gas Co. Ltd.	47,663
127,946	Great Wall Enterprise Co. Ltd.	85,509
55,353	Green Energy Technology, Inc.(d)	24,896
27,000	GTM Holdings Corp.(d)	10,091
35,000	Hannstar Board Corp.	9,889
864,000	HannStar Display Corp.	107,003
29,115	HannsTouch Solution, Inc.(d)	3,431
30,000	Harvatek Corp.	10,690
110,000	Hey Song Corp.	114,629
51,282	Highwealth Construction Corp.	105,580
7,000	Hiroca Holdings Ltd.	17,782
620	Hitron Technology, Inc.	232
12,922	Hiwin Technologies Corp.	80,017
92,506	Ho Tung Chemical Corp.(d)	20,188
139,000	Hocheng Corp.	35,090
28,800	Holiday Entertainment Co. Ltd.	58,473
28,294	Holy Stone Enterprise Co. Ltd.	34,772
62,000	Hong Tai Electric Industrial	16,928
111,000	Horizon Securities Co. Ltd.	20,392
17,507	Hota Industrial Manufacturing Co. Ltd.	51,681
76,678	Hsin Kuang Steel Co. Ltd.	34,852
63,326	Hsing TA Cement Co.	22,465
11,000	Hu Lane Associate, Inc.	41,810
316,000	HUA ENG Wire & Cable Co. Ltd.(d)	79,372
479	Huaku Development Co. Ltd.	801
31,000	Hung Ching Development & Construction Co. Ltd.	17,871
109,514	Hung Poo Real Estate Development Corp.	78,047
102,000	Hung Sheng Construction Ltd.	49,754
41,991	Hwa Fong Rubber Co. Ltd.	16,758
34,341	Ichia Technologies, Inc.	21,483
22,000	I-Chiun Precision Industry Co. Ltd.	7,456
31,000	ILI Technology Corp.	44,185
3,000	Infortrend Technology, Inc.	1,330
335,155	Inventec Corp.	190,553
14,000	I-Sheng Electric Wire & Cable Co. Ltd.	14,766
44,691	ITE Technology, Inc.	35,743
32,000	ITEQ Corp.	18,852
14,000	Jess-Link Products Co. Ltd.	14,833
132,272	Jih Sun Financial Holdings Co. Ltd.	33,768
4,657	Johnson Health Tech Co. Ltd.	10,104
13,000	Kaulin Manufacturing Co. Ltd.	6,876
165,823	KEE TAI Properties Co. Ltd.	91,915
136,023	Kenda Rubber Industrial Co. Ltd.	210,035

61

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
TAIWAN (continued)
24,000	Kenmec Mechanical Engineering Co. Ltd.	$7,944
62,000	Kerry TJ Logistics Co. Ltd.	67,162
171,000	Kindom Construction Corp.	100,472
132,000	King Slide Works Co. Ltd.	1,526,060
93,184	King Yuan Electronics Co. Ltd.	62,867
331,185	King’s Town Bank Co. Ltd.	276,936
26,532	King’s Town Construction Co. Ltd.(d)	20,631
16,000	Kinik Co.	25,339
244,343	Kinpo Electronics, Inc.(d)	76,929
44,000	Kinsus Interconnect Technology Corp.	86,407
495,000	KMC Kuei Meng International, Inc.	2,140,142
16,328	KS Terminals, Inc.	17,532
11,000	Kung Long Batteries Industrial Co. Ltd.	43,552
40,000	Kung Sing Engineering Corp.(d)	13,366
152,982	Kuoyang Construction Co. Ltd.	60,570
191,040	Kwong Fong Industries Corp.	96,211
111,770	KYE Systems Corp.	35,579
32,000	L&K Engineering Co. Ltd.	19,613
237,714	Lealea Enterprise Co. Ltd.	67,764
43,000	LEE CHI Enterprises Co. Ltd.	15,322
39,000	Lelon Electronics Corp.	28,412
118,638	Leofoo Development Co. Ltd.	40,772
159,799	Li Peng Enterprise Co. Ltd.(d)	44,035
32,080	Lian Hwa Food Corp.	32,109
281,362	Lien Hwa Industrial Corp.	186,259
146,000	Lingsen Precision Industries Ltd.	46,938
53,882	Lite-On Semiconductor Corp.	31,915
64,000	Long Bon International Co. Ltd.	46,219
292,934	Long Chen Paper Co. Ltd.	109,485
6,000	Longwell Co.	3,962
9,451	Lotes Co. Ltd.	25,894
69,000	Lucky Cement Corp.	21,855
16,939	Lumax International Corp. Ltd.	22,910
19,000	Lung Yen Life Service Corp.	46,339
896,936	Macronix International(d)	132,105
7,375	Makalot Industrial Co. Ltd.	62,954
44,000	Marketech International Corp.	26,480
143,032	Masterlink Securities Corp.	42,495
2,152	Mayer Steel Pipe Corp.	927
31,440	Meiloon Industrial Co. Ltd.	12,299
146,188	Mercuries & Associates Holding Ltd.	86,820
1,747	Mercuries Life Insurance Co. Ltd.(d)	1,051
35,130	Merida Industry Co. Ltd.	218,092
27,091	Merry Electronics Co. Ltd.	39,386
160,404	Micro-Star International Co. Ltd.	147,339
37,370	Mirle Automation Corp.	30,656
70,822	Mosel Vitelic, Inc.(d)	5,989
Shares		Value
TAIWAN (continued)
111,000	Motech Industries Inc.(d)	$154,345
4,000	Nak Sealing Technologies Corp.	8,717
24,000	Namchow Chemical Industrial Co. Ltd.	53,441
28,590	Nan Kang Rubber Tire Co. Ltd.(d)	25,446
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	16,141
56,000	Nan Ya Printed Circuit Board Corp.	57,292
35,969	Nantex Industry Co. Ltd.	26,204
21,000	National Petroleum Co. Ltd.	23,580
152,662	Neo Solar Power Corp.	117,018
10,000	New Era Electronics Co. Ltd.	6,192
22,000	Newmax Technology Co. Ltd.(d)	13,553
32,422	Nichidenbo Corp.	25,571
55,267	Nien Hsing Textile Co. Ltd.	39,912
4,000	Nishoku Technology, Inc.	4,814
23,000	Ocean Plastics Co. Ltd.(d)	17,411
171,000	OptoTech Corp.	53,134
71,000	Orient Semiconductor Electronics Ltd.(d)	26,087
93,500	Oriental Union Chemical Corp.	61,304
555,000	Pacific Hospital Supply Co. Ltd.	954,548
159,453	Pan Jit International, Inc.(d)	52,778
2,894	Pan-International Industrial Corp.	1,237
11,000	Parade Technologies Ltd.	92,504
4,242	Paragon Technologies Co. Ltd.	6,879
11,611	PChome Online, Inc.	161,083
70,746	Phihong Technology Co. Ltd.	21,982
11,000	Phison Electronics Corp.	79,265
21,000	Pixart Imaging, Inc.	47,692
7,000	Portwell, Inc.	7,838
269,200	Powertech Technology, Inc.	504,779
9,100	Poya International Co. Ltd.	102,757
430,807	President Securities Corp.	186,260
362,370	Prince Housing & Development Corp.	113,859
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	23,882
16,000	Promise Technology, Inc.	8,438
755,520	Qisda Corp.	219,442
66,008	Radiant Opto-Electronics Corp.	196,530
191,841	Radium Life Tech Co. Ltd.	84,766
44,825	Realtek Semiconductor Corp.	88,169
45,771	Rechi Precision Co. Ltd.	33,852
98,616	Rich Development Co. Ltd.	35,296
9,370	Richtek Technology Corp.	48,525
1,060,398	Ritek Corp.(d)	96,395
102,781	Ruentex Industries Ltd.	214,863
75,335	Sampo Corp.	27,560
34,558	San Fang Chemical Industry Co. Ltd.	38,201

62

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
TAIWAN (continued)
16,000	San Shing Fastech Corp.	$38,718
273,080	Sanyang Motor Co. Ltd.(d)	193,750
15,000	SDI Corp.	13,184
37,000	Sercomm Corp.	78,403
23,152	Sesoda Corp.	25,080
28,000	Sheng Yu Steel Co. Ltd.	15,520
1,360	ShenMao Technology, Inc.	1,146
52,000	Shih Wei Navigation Co. Ltd.	25,694
90,000	Shihlin Electric & Engineering Corp.	107,043
23,000	Shihlin Paper Corp.(d)	22,802
320,361	Shin Kong Financial Holding Co. Ltd.	93,760
67,000	Shin Kong No.1 REIT	29,901
3,000	Shin Zu Shing Co. Ltd.	7,839
68,780	Shining Building Business Co. Ltd.(d)	28,103
119,000	Shinkong Insurance Co. Ltd.	81,792
198,314	Shinkong Synthetic Fibers Corp.	62,123
46,000	Shinkong Textile Co. Ltd.	56,532
111,000	Sigurd Microelectronics Corp.	76,293
42,000	Simplo Technology Co. Ltd.	172,941
67,000	Sinbon Electronics Co. Ltd.	104,092
93,170	Sincere Navigation Corp.	67,432
6,360	Sinmag Equipment Corp.	35,052
100,000	Sino-American Silicon Products, Inc.	108,484
151,000	Sinon Corp.	67,437
14,564	Sinphar Pharmaceutical Co. Ltd.	12,801
44,487	Sinyi Realty, Inc.	40,582
14,000	Sirtec International Co. Ltd.	22,128
12,000	Sitronix Technology Corp.	29,457
60,000	Siward Crystal Technology Co. Ltd.	30,787
4,000	Solar Applied Materials Technology Co.	2,528
14,013	Solartech Energy Corp.(d)	7,612
42,000	Solytech Enterprise Corp.(d)	5,521
15,000	Sonix Technology Co. Ltd.	17,318
132,000	Southeast Cement Co. Ltd.	59,788
5,100	Sporton International, Inc.	31,258
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	8,012
64,074	Standard Foods Corp.	193,613
33,000	Stark Technology, Inc.	26,497
20,000	Sunonwealth Electric Machine Industry Co. Ltd.	9,597
43,000	Sunrex Technology Corp.	16,616
13,000	Sunspring Metal Corp.(d)	16,121
35,138	Supreme Electronics Co. Ltd.	14,636
88,228	Sweeten Construction Co. Ltd.	48,485
15,000	Syncmold Enterprise Corp.	20,382
184,322	TA Chen Stainless Pipe Co. Ltd.	93,996
626,674	TA Chong Bank Ltd.(d)	254,072
211,340	Ta Ya Electric Wire & Cable	33,470
Shares		Value
TAIWAN (continued)
63,000	Tah Hsin Industrial Corp.	$46,694
22,251	TA-I Technology Co. Ltd.	9,233
705,037	Taichung Commercial Bank Co. Ltd.	234,480
11,000	Taiflex Scientific Co. Ltd.	13,553
68,000	Tainan Enterprises Co. Ltd.	53,846
878,046	Tainan Spinning Co. Ltd.	406,045
71,716	Taisun Enterprise Co. Ltd.(d)	26,804
135,924	Taita Chemical Co. Ltd.(d)	32,290
12,000	Taiwan Acceptance Corp.	27,024
370,852	Taiwan Building Materials Co. Ltd.	105,718
2,055,158	Taiwan Business Bank(d)	598,877
31,088	Taiwan Cogeneration Corp.	22,992
6,000	Taiwan FamilyMart Co. Ltd.	41,050
79,320	Taiwan Fire & Marine Insurance Co. Ltd.	54,770
44,000	Taiwan FU Hsing Industrial Co. Ltd.	51,844
184,223	Taiwan Glass Industrial Corp.(d)	83,150
42,081	Taiwan Hon Chuan Enterprise Co. Ltd.	65,978
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	16,581
132,403	Taiwan Land Development Corp.	47,389
13,114	Taiwan Life Insurance Co. Ltd.(d)	13,167
11,548	Taiwan Line Tek Electronic	5,523
46,150	Taiwan Mask Corp.	11,694
49,544	Taiwan Navigation Co. Ltd.	25,893
130,032	Taiwan Paiho Ltd.	271,007
102,000	Taiwan PCB Techvest Co. Ltd.	102,415
60,120	Taiwan Pulp & Paper Corp.(d)	20,756
2,360	Taiwan Sakura Corp.	1,491
56,408	Taiwan Secom Co. Ltd.	169,555
48,000	Taiwan Semiconductor Co. Ltd.	38,085
85,010	Taiwan Sogo Shin Kong Security Co. Ltd.	100,704
57,500	Taiwan Styrene Monomer	26,864
91,875	Taiwan Surface Mounting Technology Corp.	79,445
123,469	Taiwan TEA Corp.	53,969
71,000	Taiwan Union Technology Corp.	50,037
61,322	Taiyen Biotech Co. Ltd.	45,256
254,000	Tatung Co. Ltd.(d)	46,823
1,170,000	Teco Electric and Machinery Co. Ltd.	917,204
31,000	Test Research, Inc.	54,692
24,000	Test Rite International Co. Ltd.	15,736
17,000	Thinking Electronic Industrial Co. Ltd.	21,215
25,525	Thye Ming Industrial Co, Ltd.	26,357
48,000	T-Mac Techvest PCB Co. Ltd.	17,180
220,100	Ton Yi Industrial Corp.	107,012

63

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
TAIWAN (continued)
28,834	Tong Yang Industry Co. Ltd.	$30,687
86,947	Tong-Tai Machine & Tool Co. Ltd.	60,312
55,837	Topco Scientific Co. Ltd.	94,443
50,049	Topoint Technology Co. Ltd.	32,656
8,000	Toung Loong Textile Manufacturing Co.	30,027
69,000	TPK Holding Co. Ltd.	236,036
7,000	Transasia Airways Corp.	1,971
13,137	Transcend Information, Inc.	39,155
16,988	Tsann Kuen Enterprise Co. Ltd.(d)	12,214
36,942	TSRC Corp.	25,684
22,000	Ttet Union Corp.	49,893
285,315	Tung Ho Steel Enterprise Corp.	177,127
13,000	Tung Thih Electronic Co. Ltd.	72,470
92,815	TXC Corp.	100,248
37,000	TYC Brother Industrial Co. Ltd.(d)	22,794
190,303	Tycoons Group Enterprise(d)	24,593
78,458	Tyntek Corp.	29,821
22,000	U-Ming Marine Transport Corp.	28,222
150,288	Unimicron Technology Corp.	70,928
372,346	Union Bank of Taiwan(d)	123,245
32,762	Union Insurance Co. Ltd.	20,962
258,037	Unitech Printed Circuit Board Corp.	94,399
56,000	United Integrated Services Co. Ltd.	55,341
294,433	Universal Cement Corp.	221,957
2,416	Unizyx Holding Corp.	899
103,922	UPC Technology Corp.	31,040
62,337	USI Corp.	21,917
56,800	Ve Wong Corp.	39,400
28,000	Visual Photonics Epitaxy Co. Ltd.	35,652
2,212	Wafer Works Corp.(d)	739
84,000	Wah Lee Industrial Corp.	117,068
974,000	Walsin Lihwa Corp.(d)	215,337
210,947	Walsin Technology Corp.	73,163
185,000	Walton Advanced Engineering, Inc.	43,948
183,300	Wan Hai Lines Ltd.	153,565
53,000	Wei Chuan Foods Corp.(d)	36,093
90,321	Wei Mon Industry Co. Ltd(d)	6,494
33,100	Weikeng Industrial Co. Ltd.	20,549
35,000	Win Semiconductors Corp.	37,471
294,977	Winbond Electronics Corp.(d)	64,935
44,673	Wintek Corp.(b)(c)(d)	971
94,297	Wisdom Marine Lines Co. Ltd.	109,615
274,868	Wistron Corp.	179,783
32,206	Wistron NeWeb Corp.	80,078
128,865	WPG Holdings Co. Ltd.	146,329
60,120	WT Microelectronics Co. Ltd.	72,076
17,000	WUS Printed Circuit Co. Ltd.	12,385
10,204	Xxentria Technology Materials Corp.	27,828
Shares		Value
TAIWAN (continued)
199,786	Yageo Corp.	$284,762
1,046,600	Yang Ming Marine Transport Corp.(d)	359,679
100,769	YC Co. Ltd.	36,386
70,077	YC INOX Co. Ltd.	41,618
162,624	YFY, Inc.	52,797
31,348	Yi Jinn Industrial Co. Ltd.	12,263
139,147	Yieh Phui Enterprise Co. Ltd.	35,700
11,000	Youngtek Electronics Corp.	17,316
352,000	Yulon Motor Co. Ltd.	343,398
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	76,240
27,000	YungShin Global Holding Corp.	41,948
75,000	Yungtay Engineering Co. Ltd.	117,947
7,000	Zeng Hsing Industrial Co. Ltd.	34,145
27,000	Zenitron Corp.	14,538
26,000	Zhen Ding Technology Holding Ltd.	80,623
72,826	Zig Sheng Industrial Co. Ltd.	27,680
26,169	Zinwell Corp.	28,182
4,000	Zippy Technology Corp.	4,358
		37,053,410
THAILAND — 0.2%
84,800	Amata Corp. Public Co. Ltd. - FOR	33,925
714,300	Ananda Development Public Co. Ltd. - FOR	64,853
723,268	AP Thailand Public Co. Ltd. - FOR	120,049
369,200	Asia Plus Group Holdings Securities Plc	42,320
230,200	Bangchak Petroleum Public Co. Ltd. (The) - FOR	223,701
8,125	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	5,763
10,504,250	Bangkok Chain Hospital Public Co. Ltd. - FOR	2,041,541
29,000	Bangkok Expressway Public Co. Ltd. - FOR	31,267
27,700	Bangkok Insurance Public Co. Ltd. - FOR	287,649
1,742,100	Bangkok Land Public Co. Ltd. - FOR	72,165
248,800	Banpu Public Co. Ltd. - FOR	176,479
125,300	BEC World Public Co. Ltd. - FOR	127,984
55,800	Berli Jucker Public Co. Ltd. - FOR	52,642
564,708	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	52,233
93,900	Central Plaza Hotel Public Co. Ltd. - FOR	99,242
202,622	CH Karnchang Public Co. Ltd. - FOR	149,473
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	7,356

64

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
THAILAND (continued)
248,600	Delta Electronics Thailand Public Co. Ltd. - FOR	$567,805
13,400	Dhipaya Insurance Public Co. Ltd. - FOR	14,162
499,200	Dynasty Ceramic Public Co. Ltd.	52,689
7,839,000	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	2,557,767
31,500	Electricity Generating Public Co. Ltd. - FOR	137,190
166,300	Erawan Group Public Co. Ltd. (The) - FOR	18,402
541,100	Esso Thailand Public Co. Ltd. - FOR(d)	81,368
1,280,100	G J Steel Public Co. Ltd. - FOR(d)	8,717
257,940	G Steel Public Co. Ltd. - FOR(d)	2,488
132,200	GFPT Public Co. Ltd. - FOR	36,946
256,400	Grand Canal Land Public Co. Ltd. - FOR	21,824
119,900	Hana Microelectronics Public Co. Ltd. - FOR	110,562
449,640	Home Product Center Public Co. Ltd. - FOR	79,735
63,100	ICC International Public Co. Ltd. - FOR	69,375
734,300	IRPC Public Co. Ltd. - FOR	87,503
314,991	Italian-Thai Development Public Co. Ltd. - FOR(d)	65,688
647,400	Jasmine International Public Co. Ltd.	91,843
43,700	KCE Electronics Public Co. Ltd. - FOR	65,714
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	16,547
310,560	Khon Kaen Sugar Industry Public Co. Ltd.	35,070
160,400	Kiatnakin Bank Public Co. Ltd. - FOR	138,806
59,000	Land and Houses Public Co. Ltd. - FOR	13,392
90,560	Land and Houses Public Co. Ltd. - NVDR	20,427
21,900	Lanna Resources Public Co. Ltd. - FOR	7,208
420,630	Loxley Public Co. Ltd. - FOR	34,610
104,200	LPN Development Public Co. Ltd. - FOR	52,329
85,600	Major Cineplex Group Public Co. Ltd. - FOR	79,540
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	20,229
369,000	MBK Public Co. Ltd. - FOR	148,668
34,000	Mermaid Maritime Public Co. Ltd.	4,312
Shares		Value
THAILAND (continued)
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	$13,237
160,800	Polyplex Public Co. Ltd. - FOR	43,799
248,250	Precious Shipping Public Co. Ltd. - FOR	58,814
40,700	Pruksa Real Estate Public Co. Ltd. - FOR	27,830
939,331	Quality Houses Public Co. Ltd. - FOR	61,831
598,500	Raimon Land Public Co. Ltd. - FOR(d)	21,736
90,300	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	137,711
34,100	Regional Container Lines Public Co. Ltd. - FOR	8,272
88,600	Robinson Department Store Public Co. Ltd. - FOR	104,324
69,300	Saha-Union Public Co. Ltd. - FOR	73,242
2,239,300	Sahaviriya Steel Industries Public Co. Ltd. - FOR(d)	10,166
94,400	Samart Corp. Public Co. Ltd. - FOR	55,175
421,200	Samart I-Mobile Public Co. Ltd. - FOR	20,794
35,700	Samart Telcoms Public Co. Ltd. - FOR	20,258
2,562,000	Sansiri Public Co. Ltd. - FOR	125,029
526,176	SC Asset Corp. Public Co. Ltd. - FOR	46,877
13,500	Siam City Cement Public Co. Ltd. - FOR	140,190
56,041	Siam Future Development Public Co. Ltd. - FOR	8,904
49,028	Siam Global House Public Co. Ltd - FOR	11,268
221,900	Siamgas & Petrochemicals Public Co. Ltd. - FOR	65,478
99,500	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	65,214
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	44,242
56,200	SPCG Public Co. Ltd.	38,907
119,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR	40,888
364,000	Srithai Superware Public Co. Ltd. - FOR	24,993
141,350	STP & I Public Co. Ltd. - FOR	59,756
165,400	Supalai Public Co. Ltd. - FOR	80,248
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(d)	26,051
4,380	Thai Agro Energy	423
491,800	Thai Airways International Public Co. Ltd. - FOR(d)	174,422
22,200	Thai Carbon Black Public Co. Ltd. - FOR(d)	14,235

65

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
THAILAND (continued)
15,000	Thai Central Chemical Public Co. Ltd. - FOR	$10,214
433,200	Thai Oil Public Co. Ltd. - FOR	593,046
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	98,113
55,000	Thai Vegetable Oil Public Co. Ltd. - FOR	38,232
67,100	Thaicom Public Co. Ltd. - FOR	69,013
159,600	Thanachart Capital Public Co. Ltd. - FOR	140,377
17,300	Thitikorn Public Co. Ltd. - FOR	4,786
187,184	Thoresen Thai Agencies Public Co. Ltd. - FOR	66,918
6,053,782	Ticon Industrial Connection Public Co. Ltd. - FOR	2,164,212
80,900	Tisco Financial Group Public Co. Ltd. - FOR	97,553
1,614,800	TPI Polene Public Co. Ltd. - FOR	106,294
62,900	TTCL Public Co. Ltd.	53,093
33,400	TTW Public Co. Ltd. - FOR	10,898
67,100	Unique Engineering & Construction Public Co. Ltd. - FOR	33,126
176,100	Vanachai Group Public Co. Ltd. - FOR	68,451
808,000	Vibhavadi Medical Center Public Co. Ltd. - FOR	34,388
256,900	Vinythai Public Co. Ltd. - FOR	72,161
		13,514,747
TURKEY — 0.1%
5,489	Adana Cimento Sanayii T.A.S. - Class A	13,350
8,195	Akcansa Cimento AS	46,431
48,076	Akenerji Elektrik Uretim AS - Placement Shares(d)	16,829
13,189	Akfen Holding AS	38,504
0	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2
33,491	Aksa Akrilik Kimya Sanayii AS	134,152
47,331	Aksigorta AS	34,502
1	Alarko Holding AS	1
43,803	Albaraka Turk Katilim Bankasi AS	22,130
31,268	Anadolu Anonim Turk Sigorta Sirketi	16,248
1	Anadolu Cam Sanayii AS(d)	1
28,943	Anadolu Hayat Emeklilik AS	55,253
32,317	Arcelik AS	170,267
3,111	Aselsan Elektronik Sanayi Ve Ticaret AS	16,840
302,203	Asya Katilim Bankasi AS(d)	90,516
1	Aygaz AS	4
1	Baticim Bati Anadolu Cimento Sanayii AS	2
3,766	Bizim Toptan Satis Magazalari AS	16,716
Shares		Value
TURKEY (continued)
0	Bolu Cimento Sanayii AS(d)	$0
12,360	Borusan Mannesmann Boru Sanayi ve Ticaret AS	27,653
6,211	Boyner Perakende Ve Tekstil Yatirimlari AS(d)	145,015
13,888	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	41,397
11,313	Bursa Cimento Fabrikasi AS	17,555
0	Celebi Hava Servisi AS	6
9,101	Cimsa Cimento Sanayi VE Ticaret AS	51,891
11,012	Deva Holding AS(d)	13,352
201,383	Dogan Sirketler Grubu Holding AS(d)	39,970
46,860	Dogus Otomotiv Servis ve Ticaret AS	271,410
7,481	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	7,019
1	Eregli Demir ve Celik Fabrikalari TAS	1
4,905	Ford Otomotiv Sanayi AS	58,412
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	28,003
67,762	Global Yatirim Holding AS(d)	42,548
1,959	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	50,970
1,254	Goodyear Lastikleri TAS	26,722
15,729	Gozde Girisim Sermayesi Yatirim Ortakligi AS(d)	14,303
64,549	GSD Holding AS	29,350
20,444	Gubre Fabrikalari TAS(d)	56,291
1	Hurriyet Gazetecilik ve Matbaacilik AS(d)	0
0	IS Finansal Kiralama AS	0
11,328	IS Yatirim Menkul Degerler AS	4,333
25,002	Izmir Demir Celik Sanayi AS(d)	18,225
34,926	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A	22,435
0	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B	0
156,639	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	83,658
100,082	Karsan Otomotiv Sanayii Ve Ticaret AS(d)	54,536
428	Kartonsan Karton Sanayi ve Ticaret AS(d)	33,393
242	Konya Cimento Sanayii AS	28,470
24,923	Koza Altin Isletmeleri AS	209,108
4,718	Mardin Cimento Sanayii ve Ticaret AS	7,048
0	Menderes Tekstil Sanayi ve Ticaret AS(d)	0
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(d)	3,482
5,288	Migros Ticaret AS(d)	39,406

66

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
TURKEY (continued)
0	NET Holding AS(d)	$0
4,289	Netas Telekomunikasyon AS(d)	19,502
2,524	Otokar Otomotiv Ve Savunma Sanayi AS	78,013
14,788	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	18,411
39,957	Petkim Petrokimya Holding AS(d)	59,984
5,817	Pinar SUT Mamulleri Sanayii AS	49,960
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	92,005
84,071	Sasa Polyester Sanayi AS(d)	76,150
127,519	Sekerbank TAS(d)	72,247
102,576	Selcuk Ecza Deposu Ticaret ve Sanayi AS	92,541
27,716	Soda Sanayii AS	45,508
24,515	TAV Havalimanlari Holding AS	186,665
32,390	Tekfen Holding AS	49,325
62,692	Tekstil Bankasi AS(d)	51,808
20,668	Tofas Turk Otomobil Fabrikasi AS	135,371
54,502	Trakya Cam Sanayii AS	40,320
21,404	Turcas Petrol AS	12,513
1	Turk Hava Yollari AO(d)	2
1,453	Turk Traktor ve Ziraat Makineleri AS	38,172
1	Turkiye Sinai Kalkinma Bankasi AS	0
193,082	Turkiye Sise ve Cam Fabrikalari AS	218,089
20,894	Ulker Biskuvi Sanayi AS	116,115
55,650	Vestel Elektonik Sanayi ve Ticaret AS(d)	91,976
0	Zorlu Enerji Elektrik Uretim AS(d)	0
		3,642,387
UKRAINE — 0.0%
11,788	Kernel Holding SA	136,846
UNITED ARAB EMIRATES — 0.1%
159,712	Al Noor Hospitals Group Plc	2,337,005
99,449	Dragon Oil Plc(d)	1,129,333
803,345	Gulf Marine Services Plc	1,565,039
101,028	Lamprell Plc(d)	230,344
		5,261,721
UNITED KINGDOM — 6.1%
1,160	4imprint Group Plc	22,173
5,739	Aberdeen Asset Management Plc	32,623
1	Acacia Mining Plc	4
25,242	Admiral Group Plc	583,796
129,757	Afren Plc(b)(c)(d)	3,617
48,674	Aggreko Plc	912,139
125,479	Alent Plc	930,780
28,832	Amec Foster Wheeler Plc	369,208
133,911	Amlin Plc	1,067,566
Shares		Value
UNITED KINGDOM (continued)
17,188	Anglo Pacific Group Plc	$22,547
1,031	Anglo-Eastern Plantations Plc	9,620
68,300	Anite Plc	134,125
47,156	Ashmore Group Plc	196,106
171,956	Ashtead Group Plc	2,635,665
47,620	Assura Plc	40,529
5,635	Avon Rubber Plc	70,839
65,248	Babcock International Group Plc	1,010,282
183,990	Balfour Beatty Plc	677,230
16,302	BARR (A.G.) Plc	143,837
585,612	Barratt Developments Plc	5,807,193
142,558	BBA Aviation Plc	660,974
78,149	Bellway Plc	2,942,410
49,371	Berendsen Plc	788,733
37,557	Berkeley Group Holdings Plc	1,975,943
2,780	Betfair Group Plc	120,864
3,046	Big Yellow Group Plc REIT	33,511
9,080	Bloomsbury Publishing Plc	23,148
1,360,709	Bodycote Plc(c)	14,534,629
72,461	Bovis Homes Group Plc	1,293,401
5,675	Braemar Shipping Services Plc	41,764
1,210,757	Brammer Plc	6,145,015
42,050	Brewin Dolphin Holdings Plc	206,917
3,999	British Polythene Industries Plc	44,340
34,518	Britvic Plc	370,057
3,588	BTG Plc(d)	36,645
57,058	Bunzl Plc	1,634,175
391,725	Cable & Wireless Communications Plc	391,817
91,052	Capital & Regional Plc	87,803
205,828	Carillion Plc	1,111,507
57,724	Chemring Group Plc	212,741
54,990	Chesnara Plc	290,687
21,378	Chime Communications Plc	120,519
56,551	Cineworld Group Plc	451,719
1,606	Clarkson Plc	69,321
55,392	Close Brothers Group Plc	1,256,884
219,654	Cobham Plc	896,316
135,434	Colt Group SA(d)	397,620
27,870	Communisis Plc	21,109
50,718	Computacenter Plc	601,551
7,150	Concentric AB	82,260
28,341	Connect Group Plc	65,613
5,916	Consort Medical Plc	86,197
1,730	Costain Group Plc	9,024
10,889	Cranswick Plc	280,579
4,000	Creston Plc	9,464
517,333	Croda International Plc	24,559,887
73,400	CSR Plc	1,029,331
23,730	Daily Mail & General Trust Plc - Class A	297,575
53,781	Dairy Crest Group Plc	485,444
25,624	Darty Plc	28,711
4,483	De La Rue Plc	35,389
255,755	Debenhams Plc	350,872

67

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
8,007	Dechra Pharmaceuticals Plc	$123,103
5,405	Derwent London Plc REIT	306,819
26,201	Development Securities Plc	109,964
66,863	Devro Plc	316,643
6,579	Dignity Plc	251,406
933,760	Diploma Plc(c)	10,841,736
300,326	Direct Line Insurance Group Plc	1,716,082
192,886	Dixons Carphone Plc	1,372,959
42,149	Domino’s Pizza Group Plc	590,751
117,912	Drax Group Plc	549,280
196,550	DS Smith Plc	1,229,301
6,273	Dunelm Group Plc	87,676
25,606	E2V Technologies Plc	89,572
230,794	Electrocomponents Plc	718,314
2,034,948	Elementis Plc	8,167,122
421,198	EnQuest Plc(d)	233,506
282,599	Enterprise Inns Plc(d)	496,485
12,758	Essentra Plc	181,802
6,807	Euromoney Institutional Investor Plc	110,872
968,266	Fenner Plc	2,525,188
8,537	Fidessa Group Plc	319,963
366,061	Firstgroup Plc(d)	659,693
315,745	Fortune Oil Plc(c)(d)	2,465
3,248	Fuller Smith & Turner Plc - Class A	60,410
112,080	G4S Plc	480,805
23,516	Galliford Try Plc	651,845
5,545	Games Workshop Group Plc	49,098
36,131	Gem Diamonds Ltd.	72,223
16,644	Genus Plc	374,545
380,796	GKN Plc	1,894,019
5,199	Go-Ahead Group Plc	207,034
995,699	Greene King Plc	13,434,590
42,366	Greggs Plc	896,477
52,704	Halfords Group Plc	447,739
813,753	Halma Plc	9,619,911
30,961	Hammerson Plc REIT	318,144
35,661	Hansteen Holdings Plc REIT	67,830
48,772	Hargreaves Lansdown Plc	912,452
162,908	Hays Plc	424,093
7,436	Headlam Group Plc	55,275
45,677	Helical Bar Plc	303,336
1,668,493	HellermannTyton Group Plc(c)	12,287,988
342,353	Henderson Group Plc	1,526,381
71,298	Hikma Pharmaceuticals Plc	2,666,647
38,157	Hill & Smith Holdings Plc	413,241
337	Hilton Food Group Plc	2,318
5,026	Hogg Robinson Group Plc	5,259
429,996	Home Retail Group Plc	1,096,562
118,642	HomeServe Plc	807,807
211,194	Howden Joinery Group Plc	1,634,540
479,516	Hunting Plc	3,845,264
246,887	ICAP Plc	1,991,366
57,706	IG Group Holdings Plc	674,521
Shares		Value
UNITED KINGDOM (continued)
26,778	Imagination Technologies Group Plc(d)	$97,958
24,921	IMI Plc	412,918
127,273	Inchcape Plc	1,596,006
263,879	Informa Plc	2,456,030
60,633	Inmarsat Plc	840,823
447,863	Innovation Group Plc	225,558
37,089	InterContinental Hotels Group Plc	1,562,679
1,290,596	Interserve Plc(c)	13,009,756
41,164	Intertek Group Plc	1,573,020
65,119	Intu Properties Plc REIT	335,180
42,317	IP Group Plc(d)	134,217
13,328	ITE Group Plc	38,401
136,465	Ithaca Energy, Inc.(d)	78,257
34,279	J D Wetherspoon Plc	383,019
475,305	J Sainsbury Plc	1,966,242
8,667	James Fisher & Sons Plc	150,778
28,273	Jardine Lloyd Thompson Group Plc	459,627
16,410	Jazztel Plc(d)	233,929
29,512	JD Sports Fashion Plc	371,003
214,396	John Wood Group Plc	2,094,241
1,694	Johnston Press Plc(d)	2,979
35,089	Jupiter Fund Management Plc	257,325
74,289	KAZ Minerals Plc(d)	187,825
134,990	Kcom Group Plc	199,212
19,470	Keller Group Plc	321,688
23,449	Kier Group Plc	528,413
84,172	Ladbrokes Plc	149,718
1,443,209	Laird Plc	8,882,153
24,036	Lancashire Holdings Ltd.	241,730
42,879	Lavendon Group Plc	122,038
20,610	Londonmetric Property Plc REIT	52,076
73,424	Lookers Plc	186,040
5,374	Low & Bonar Plc	5,959
6,395	LSL Property Services Plc	37,525
342,890	Man Strategic Holdings Plc(d)	872,285
43,460	Marshalls Plc	217,181
203,490	Marston’s Plc	496,054
17,200	Mears Group Plc	104,755
270,937	Meggitt Plc	1,965,335
461,992	Melrose Industries Plc	1,997,023
10,041	Merlin Entertainments Plc(e)	65,152
22,060	Michael Page International Plc	188,786
7,044	Micro Focus International Plc	153,783
57,677	Millennium & Copthorne Hotels Plc	502,596
76,329	Mitchells & Butlers Plc(d)	450,810
134,023	Mitie Group Plc	673,935
112,692	Moneysupermarket.com Group Plc	516,164
99,199	Morgan Advanced Materials Plc	549,324
14,135	Morgan Sindall Group Plc	179,240
18,180	Mothercare Plc(d)	77,010

68

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
28,165	N Brown Group Plc	$140,044
204,239	National Express Group Plc	966,734
3,594	NCC Group Plc	13,218
69,409	Northgate Plc	593,990
23,821	Novae Group Plc	269,514
6,198	Ophir Energy Plc(d)	11,257
362,024	Oxford Instruments Plc	5,178,637
104,482	Pace Plc	593,917
5,048	PayPoint Plc	78,990
164,593	Pendragon Plc	99,601
3,248	Pennon Group Plc	41,363
152,395	Persimmon Plc	4,871,595
60,092	Petrofac Ltd.	825,813
36,290	Photo-Me International Plc	86,283
14,540	Playtech Plc	205,833
83,148	Premier Farnell Plc	176,074
143,490	Premier Foods Plc(d)	88,512
191,889	Premier Oil Plc(d)	401,248
78,418	PZ Cussons Plc	425,063
195,364	QinetiQ Group Plc	723,672
101,392	Quintain Estates & Development Plc(d)	208,611
11,181	Rank Group Plc	42,726
2,451	Rathbone Brothers Plc	87,154
83,996	Redrow Plc	611,655
8,153	Renishaw Plc	266,737
51,233	Renold Plc(d)	61,606
171,499	Rentokil Initial Plc	393,429
17,851	Restaurant Group Plc (The)	188,030
503,230	Rexam Plc	4,373,351
7,870	Ricardo Plc	110,611
13,079	Rightmove Plc	744,279
17,462	Robert Walters Plc	123,258
5,119,760	Rotork Plc	17,101,846
173,243	Royal Mail Plc	1,366,248
42,489	RPC Group Plc	451,862
116,588	RPS Group Plc	389,628
323,795	RSA Insurance Group Plc	2,599,057
13,220	Safestore Holdings Plc REIT	62,245
81,752	Sage Group Plc (The)	665,149
22,285	Savills Plc	340,879
23,087	SDL Plc	144,756
71,325	Segro Plc REIT	499,893
159,868	Senior Plc	726,752
80,799	Severfield Plc(d)	90,849
41,002	Severn Trent Plc	1,411,235
19,812	Shaftesbury Plc REIT	289,283
207,354	Shanks Group Plc	323,004
296,710	SIG Plc	968,877
1,103	Skyepharma Plc(d)	4,823
56,234	Smiths Group Plc	991,461
112,779	Soco International Plc	278,271
300,578	Spectris Plc	9,167,312
229,871	Speedy Hire Plc	185,771
306,651	Spirax-Sarco Engineering Plc	15,879,671
84,351	Spirent Communications Plc	123,164
Shares		Value
UNITED KINGDOM (continued)
15,991	Sportech Plc(d)	$16,607
38,490	Sports Direct International Plc(d)	476,053
19,974	St. Ives Plc	55,327
96,548	St. James’s Place Plc	1,476,075
76,073	St. Modwen Properties Plc	565,721
51,017	Stagecoach Group Plc	311,512
32,001	Sthree Plc	193,900
7,112	Stobart Group Ltd.	12,245
7,317	Stolt-Nielsen Ltd.	118,241
8,341	SuperGroup Plc(d)	188,482
30,559	Synergy Health Plc	830,369
54,149	Synthomer Plc	271,865
90,072	Talktalk Telecom Group Plc	423,951
98,325	Tate & Lyle Plc	836,841
2,231,492	Taylor Wimpey Plc	6,774,452
5,162	Ted Baker Plc	260,135
38,081	Telecity Group Plc	651,186
7,470	Telecom Plus Plc	141,619
94,379	Thomas Cook Group Plc(d)	176,717
3,226	Topps Tiles Plc	7,758
102,700	Travis Perkins Plc	3,603,762
16,317	Trifast Plc	32,043
146,603	Trinity Mirror Plc	304,493
43,591	TT electronics Plc	101,089
85,586	Tullett Prebon Plc	541,971
29,466	UBM Plc	244,572
238,075	Ultra Electronics Holdings Plc	6,487,716
8,896	UNITE Group Plc (The)	87,661
33,592	United Utilities Group Plc	467,933
14,286	UTV Media Plc	34,580
109,386	Vectura Group Plc(d)	306,626
175,420	Vesuvius Plc	1,120,705
459,851	Victrex Plc	13,902,890
11,826	Vitec Group Plc (The)	120,319
1,370	VP Plc	16,666
14,613	Weir Group Plc (The)	350,749
43,316	WH Smith Plc	1,069,456
577,376	William Hill Plc	3,650,809
15,003	Wilmington Group Plc	61,326
21,070	Wincanton Plc(d)	61,283
881,903	WM Morrison Supermarkets Plc	2,513,427
14,657	Workspace Group Plc REIT	223,054
6,642	WS Atkins Plc	163,055
12,348	Xaar Plc	99,887
100,532	Xchanging Plc	152,678
6,047	Zeal Network SE	318,209
		342,069,379
UNITED STATES — 47.7%
210,000	Aceto Corp.	4,920,300
400,000	Actuant Corp. - Class A	9,224,000
715,407	Advance Auto Parts, Inc.	124,631,053
111,783	Alacer Gold Corp.(d)	229,062
235,200	American Vanguard Corp.	3,015,264
800,000	ANSYS, Inc.(c)(d)	75,320,000

69

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
31,200	Argonaut Gold, Inc.(d)	$31,013
450,000	B&G Foods, Inc.	13,288,500
9,026	Bizlink Holding, Inc.	40,598
350,000	Blackbaud, Inc.(c)	21,406,000
128,754	Boart Longyear Ltd.(d)	10,823
150,000	Bottomline Technologies, Inc.(d)	4,119,000
400,000	Brady Corp. - Class A	9,408,000
57,800	Bright Horizons Family Solutions, Inc.(d)	3,481,872
260,000	Bryn Mawr Bank Corp.(c)	7,498,400
200,000	Cantel Medical Corp.	10,976,000
225,000	Cardtronics, Inc.(d)	8,340,750
150,000	Casey’s General Stores, Inc.	15,332,250
250,000	Cepheid, Inc.(d)	13,897,500
350,000	CLARCOR, Inc.	21,059,500
275,000	Community Bank System, Inc.(c)	10,513,250
2,810,000	CoreLogic, Inc.(c)(d)	110,826,400
625,000	CR Bard, Inc.	122,906,250
350,000	CST Brands, Inc.	13,258,000
750,000	CVB Financial Corp.	13,282,500
2,000,000	Denbury Resources, Inc.	7,880,000
991,234	Dun & Bradstreet Corp. (The)(c)	123,676,266
150,000	Elizabeth Arden, Inc.(d)	1,581,000
125,000	Esterline Technologies Corp.(d)	11,082,500
400,000	Financial Engines, Inc.	18,344,000
300,000	First Financial Bankshares, Inc.	10,194,000
1,605,000	Flowserve Corp.	75,418,950
600,000	Forum Energy Technologies, Inc.(d)	9,168,000
585,000	Fresh Market, Inc. (The)(d)	17,842,500
400,000	Globus Medical, Inc. - Class A(d)	11,224,000
73,730	Golden Star Resources Ltd.(d)	16,912
108,000	Gorman-Rupp Co. (The)(c)	2,769,120
400,000	Guidewire Software, Inc.(d)	23,620,000
200,000	Halyard Health, Inc.(d)	8,148,000
200,000	HB Fuller Co.	8,012,000
153,519	Henry Schein, Inc.(d)	22,717,742
137,600	Hibbett Sports, Inc.(d)	6,267,680
125,000	ICU Medical, Inc.(d)	12,490,000
375,000	IHS, Inc. - Class A(d)	46,886,250
160,000	Independent Bank Corp.(c)	7,737,600
1,096,200	Ingredion, Inc.(c)	96,684,840
200,000	Innospec, Inc.(c)	8,650,000
250,000	Insulet Corp.(d)	8,472,500
340,000	Integra LifeScience Holdings Corp.(c)(d)	21,804,200
42,500	John Bean Technologies Corp.	1,549,125
330,400	John Wiley & Sons, Inc. - Class A(c)	17,514,504
1,175,000	KAR Auction Services, Inc.	45,742,750
150,000	Lancaster Colony Corp.	13,981,500
250,000	LogMein, Inc.(d)	18,395,000
Shares		Value
UNITED STATES (continued)
250,000	Lydall, Inc.(c)(d)	$7,427,500
300,000	Masimo Corp.(d)	12,504,000
225,000	Medidata Solutions, Inc.(d)	12,105,000
318,100	Mentor Graphics Corp.	8,299,229
677	Movie Gallery, Inc.(b)(c)(d)	0
735,305	MSC Industrial Direct Co., Inc. - Class A	52,397,834
11,400	National Beverage Corp.(d)	270,978
100,000	Navigators Group, Inc. (The)(c)(d)	7,818,000
185,000	NBT Bancorp, Inc.(c)	5,000,550
2,675,000	Newell Rubbermaid, Inc.	115,774,000
15,829,000	Nexteer Automotive Group Ltd.(c)	15,007,565
257,600	NIC, Inc.	4,647,104
250,000	NuVasive, Inc.(d)	13,752,500
325,000	Omnicell, Inc.(d)	11,869,000
974,200	Omnicom Group, Inc.	71,194,536
0	Ormat Technologies, Inc.	12
200,000	Owens & Minor, Inc.	7,032,000
3,184	Performance Sports Group Ltd.(d)	52,318
100,000	Phibro Animal Health Corp. - Class A	3,928,000
500,000	PROS Holdings, Inc.(c)(d)	10,935,000
200,000	Prosperity Bancshares, Inc.	10,918,000
300,000	QLIK Technologies, Inc.(d)	12,138,000
500,000	Qualys, Inc.(d)	18,480,000
350,000	Raven Industries, Inc.(c)	6,800,500
200,000	RBC Bearings, Inc.(c)(d)	13,550,000
1,175,000	Rockwell Collins, Inc.	99,428,500
19,854,500	Samsonite International SA(c)	64,796,106
100,000	Sensient Technologies Corp.	6,839,000
41,559	Sims Metal Management Ltd.	287,372
695,000	Snap-on, Inc.(c)	114,536,000
550,000	Snyder’s-Lance, Inc.(c)	17,886,000
750,000	Spectrum Brands Holdings, Inc.(c)	79,462,500
17,500	SPS Commerce, Inc.(d)	1,262,625
140,000	Standex International Corp.(c)	10,477,600
150,000	STERIS Corp.	10,369,500
36,100	Stock Yards Bancorp, Inc.	1,330,646
78,386	Thompson Creek Metals Co., Inc.(d)	46,749
230,000	TreeHouse Foods, Inc.(d)	18,850,800
750,000	TriMas Corp.(c)(d)	17,625,000
1,079,690	Tupperware Brands Corp.(c)	63,129,474
410,000	UMB Financial Corp.(c)	22,476,200
2,615,000	Vantiv, Inc. - Class A(c)(d)	115,060,000
705,000	Varian Medical Systems, Inc.(d)	60,679,350
210,000	Washington Trust Bancorp, Inc.(c)	8,351,700
591,351	Waters Corp.(d)	78,939,445
200,000	West Pharmaceutical Services, Inc.	11,974,000
200,000	WEX, Inc.(d)	20,408,000
600,000	Wolverine World Wide, Inc.	17,592,000

70

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
350,000	Woodward, Inc.	$17,276,000
1,380,000	Wyndham Worldwide Corp.	113,877,600
		2,669,751,017
Total Common Stocks (Cost $3,929,791,820)		5,107,315,657
INVESTMENT COMPANY — 0.4%
22,426,900	SEI Daily Income Trust Government II Fund, Class A, 0.01%(g)	22,426,900
Total Investment Company (Cost $22,426,900)		22,426,900
EXCHANGE TRADED FUNDS — 7.0%
805,000	iShares Core S&P Small Cap ETF	94,104,500
223,460	iShares Core S&P Total US Stock Market ETF	21,512,494
234,861	iShares MSCI Japan Small Cap Index Fund(c)	13,821,570
95,000	iShares Russell Mid-Cap ETF	16,237,400
196,000	SPDR Russell Nomura Small Cap Japan Fund(c)	10,672,200
104,289	SPDR S&P International Small Cap ETF	3,123,456
643,000	SPDR S&P Oil & Gas Exploration & Production ETF	24,659,050
1,123,500	SPDR S&P Regional Banking ETF	49,007,070
586,500	SPDR S&P Retail ETF	57,682,275
486,600	Vanguard Small-Cap ETF	58,936,992
507,570	WisdomTree Europe SmallCap Dividend Fund(c)	29,723,299
160,000	WisdomTree Japan Small Cap Dividend Fund(c)	9,073,600
Total Exchange Traded Funds (Cost $361,195,241)		388,553,906
RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
784	Nordjyske Bank A/S Rights, Expire 6/22/15(d)	0
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
5,323	Gol Linhas Aereas Inteligentes SA Rights, Expire 8/14/15(d)	16
7,800	Miramar Hotel & Investment Co. Ltd. Rights, Expire 1/19/18(d)	1,861
		1,877
Shares		Value
Diversified Financials — 0.0%
29,657	Meritz Securities Co. Ltd. Rights, Expire 8/2/15(c)(d)	$40,044
81,697	OSK Holdings Berhad Warrants, Expire 10/15/20(c)(d)	0
		40,044
Health Care — 0.0%
1,762	Excelsior Medical Co. Ltd. Rights, Expire 8/14/15(c)(d)	151
9,812	Intercell Contigent Value Rights(b)(c)(d)	0
201,026	KPJ Healthcare Berhad Warrants, Expire 1/23/19(d)	34,166
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
156,566	Sorin SpA Rights, Expire 7/22/15(d)	0
6,733	Vibhavadi Medical Center Public Co. Ltd. Rights, Expire 6/15/20(d)	155
		34,472
Industrials — 0.0%
16,343	CB Industrial Product Holding Berhad Warrants, Expire 11/6/19(d)	1,667
242,500	China Strategic Holdings Ltd. Rights, Expire 8/12/15(d)	5,005
428,722	Dialog Group Berhad Warrants, Expire 2/12/17(d)	45,961
8,275	Precious Shipping Public Co. Ltd. Rights, Expire 6/15/18(d)	775
		53,408
Information Technology — 0.0%
77,000	Ju Teng International Holdings Ltd. Warrants, Expire 10/14/16(d)	4,470
Materials — 0.0%
2,275	Achem Technology Corp. Rights, Expire 12/31/13(c)(d)	11
21,600	Imperial Metals Corp. Rights, Expire 8/20/15(d)	330
		341
Real Estate — 0.0%
176	Cyreela Commercial Properties SA Rights, Expire 8/28/15(d)	1
81,376	Eastern & Oriental Berhad Warrants, Expire 2/19/18(d)	6,170
25,640	Grand Canal Land Public Co. Ltd. Warrants, Expire 6/29/18(c)(d)	1,528
149,625	Raimon Land Public Co. Ltd. Warrants, Expire 4/9/18(c)(d)	934
		8,633

71

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
Telecommunication Services — 0.0%
5,007	Loxley Public Co. Ltd. Warrants, Expire 9/30/17(d)	$185
Total Rights/Warrants (Cost $2,297)		143,430

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.3%
Federal Home Loan Bank — 1.3%
$4,000,000	0.04%, 08/07/2015(h)	3,999,984
5,000,000	0.04%, 08/18/2015(h)	4,999,906
32,500,000	0.05%, 08/12/2015(h)	32,499,573
7,500,000	0.06%, 08/21/2015(h)	7,499,794
25,000,000	0.07%, 08/19/2015(h)	24,999,493
Total U.S. Government Agencies (Cost $73,998,750)		73,998,750
U.S. GOVERNMENT SECURITIES — 0.0%
U.S. Treasury Bills — 0.0%
$1,000,000	0.03%, 08/06/2015(h)	999,998
Total U.S. Government Securities (Cost $999,998)		999,998

Shares
CASH SWEEP — 0.8%
45,938,179	Citibank - US Dollars on Deposit in Custody Account, 0.02%(g)	45,938,179
Total Cash Sweep (Cost $45,938,179)		45,938,179
TOTAL INVESTMENTS — 100.8% (Cost $4,434,353,185)(a)		$5,639,376,820
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(45,365,053)
NET ASSETS — 100.0%		$5,594,011,767

(a)	Cost for federal income tax purposes is $4,441,769,872 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$1,393,452,648
Unrealized depreciation	(195,845,700)
Net unrealized appreciation	$1,197,606,948
(b)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $958,233, which is 0.02% of net assets and the cost is $7,930,276.
(c)	This security is considered either fully or partially illiquid.
These securities, or portions thereof, have a value of $677,873,697 or 12.12% of net assets.
(d)	Non-income producing security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $7,037,943, which is 0.13% of net assets.
(f)	Securities incorporated in the same country but traded on different exchanges.
(g)	The rate shown is the current yield as of July 31, 2015.
(h)	The rate represents the annualized yield at time of purchase.

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	3.3%
Consumer Discretionary	17.7%
Consumer Staples	7.5%
Diversified Financials	1.5%
Energy	1.8%
Health Care	11.1%
Industrials	23.2%
Information Technology	13.2%
Insurance	2.3%
Materials	5.7%
Real Estate	2.4%
Telecommunication Services	0.6%
Utilities	1.0%
Other*	8.7%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

72

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments	July 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 14.5%
AUSTRALIA — 0.1%
488,573	Drillsearch Energy Ltd.(b)	$316,054
171,719	Fortescue Metals Group Ltd.	232,836
67,810	GrainCorp Ltd. - Class A	442,622
167,772	Harvey Norman Holdings Ltd.	546,944
223,695	Metcash Ltd.	188,037
69,838	Mineral Resources Ltd.	276,681
197,245	RCR Tomlinson Ltd.	266,726
105,008	Sandfire Resources NL	462,069
233,538	Tox Free Solutions Ltd.	495,044
228,866	Woolworths Ltd.	4,784,489
		8,011,502
AUSTRIA — 0.0%
106,666	CAT Oil AG	1,057,359
3,044	Flughafen Wien AG	262,431
		1,319,790
BELGIUM — 0.0%
25,721	Barco NV	1,701,099
223,066	ThromboGenics NV(b)(c)	1,234,955
		2,936,054
BERMUDA — 0.4%
25,438	Aspen Insurance Holdings Ltd.	1,223,313
40,966	Axis Capital Holdings Ltd.	2,358,003
35,521	Everest Re Group Ltd.	6,504,606
40,688	Montpelier Re Holdings Ltd.	1,735,343
94,890	RenaissanceRe Holdings Ltd.	10,181,697
15,900	Teekay Corp.	569,379
327,423	Vostok Emerging Finance Ltd. - SDR(b)	89,193
327,423	Vostok New Ventures Ltd. - SDR(b)(c)	2,277,263
		24,938,797
BRAZIL — 0.0%
19,901	Arezzo Industria e Comercio SA	124,674
18,150	BB Seguridade Participacoes SA	170,954
23,562	Cia Hering	81,753
42,976	Cyrela Brazil Realty SA Empreendimentos e Participacoes	116,479
26,873	Light SA	111,057
10,928	Linx SA	161,241
68,302	Magazine Luiza SA	70,417
60,841	Odontoprev SA	197,416
67,578	Restoque Comercio e Confeccoes de Roupas SA	107,171
17,203	Sao Carlos Empreendimentos e Participacoes SA	140,681
22,552	Ser Educacional SA	71,727
109,911	Tempo Participacoes SA	134,823
		1,488,393
Shares		Value
CANADA — 0.1%
94,935	Royal Bank of Canada	$5,535,607
106,759	Tesco Corp.	1,024,886
		6,560,493
CHINA — 0.2%
2,990,000	Agricultural Bank of China Ltd. - H Shares	1,349,922
107,500	Anhui Conch Cement Co. Ltd. - H Shares	334,191
1,432,000	China Minsheng Banking Corp. Ltd. - H Shares	1,612,600
3,440,388	China Telecom Corp. Ltd. - H Shares	1,926,046
63,693	China XD Plastics Co. Ltd.(b)	392,986
2,582,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	1,848,497
887,000	Country Garden Holdings Co. Ltd.	347,830
308,761	Huaxin Cement Co. Ltd. - B Shares	239,907
2,578,000	Shanghai Electric Group Co. Ltd. - H Shares	1,592,898
1,927,810	Sinotrans Ltd. - H Shares	1,186,184
1,024,000	Tianneng Power International Ltd.(b)	474,202
		11,305,263
DENMARK — 0.0%
49,365	Schouw & Co.(c)	2,680,808
FINLAND — 0.1%
54,412	Kesko OYJ - B Shares	2,114,834
109,958	Lassila & Tikanoja OYJ(c)	2,144,721
		4,259,555
FRANCE — 0.1%
29,828	Eurazeo SA	1,938,325
119,268	Metropole Television SA	2,411,452
38,419	Societe Generale SA	1,890,275
		6,240,052
GERMANY — 0.1%
97,665	Fresenius Medical Care AG & Co. KGaA	7,972,675
9,714	Muenchener Rueckversicherungs- Gesellschaft AG	1,784,822
		9,757,497
GREECE — 0.0%
31,578	Aegean Airlines SA	204,995
27,966	Athens Water Supply & Sewage Co. SA (The)	165,878
59,418	GEK Terna Holding Real Estate Construction SA(b)	103,337
19,462	Metka SA	154,768
		628,978

73

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
GUERNSEY — 0.1%
135,628	Amdocs Ltd.	$7,954,582
HONG KONG — 0.6%
1,116,000	AMVIG Holdings Ltd.	526,884
4,772,000	Anxin-China Holdings Ltd.(b)	177,743
2,641,000	C C Land Holdings Ltd.	667,719
1,295,000	China Agri-Industries Holdings Ltd.(b)	564,620
2,236,000	China Lumena New Materials Corp.(b)(d)	0
934,985	China Mobile Ltd.	12,241,654
208,000	China Resources Enterprise Ltd.	673,452
346,000	China Unicom Hong Kong Ltd.	488,273
334,000	CIMC Enric Holdings Ltd.	233,515
20,640,000	G-Resources Group Ltd.	601,710
2,186,600	Guangdong Investment Ltd.	2,967,253
890,000	Haitong International Securities Group Ltd.	491,364
315,344	Hang Seng Bank Ltd.	6,463,651
1,216,600	Le Saunda Holdings Ltd.	472,372
4,392,217	Li & Fung Ltd.	3,399,417
1,062,500	Link REIT (The)	6,249,758
1,309,332	MTR Corp. Ltd.	5,835,355
25,180	Seaspan Corp.	461,801
1,262,000	TCC International Holdings Ltd.	323,953
114,600	VTech Holdings Ltd.	1,426,531
826,000	Yuexiu Transport Infrastructure Ltd.	544,466
		44,811,491
INDIA — 0.0%
71,889	Cairn India Ltd.(b)	193,911
807,242	Mahanagar Telephone Nigam Ltd.(b)	239,208
334,383	Mangalore Refinery & Petrochemicals Ltd.(b)	379,138
83,184	Polaris Consulting & Services Ltd.	248,703
		1,060,960
INDONESIA — 0.0%
7,271,400	Elnusa Tbk PT	207,486
41,347,623	Energi Mega Persada Tbk PT(b)	171,167
		378,653
IRELAND — 0.1%
33,959	Seagate Technology Plc	1,718,325
58,364	XL Group Plc	2,218,999
		3,937,324
ITALY — 0.1%
147,157	ASTM SpA(c)	1,987,866
454,775	Banca Popolare di Sondrio SCARL	2,315,480
1,711,723	CIR-Compagnie Industriali Riunite SpA(b)(c)	1,819,742
		6,123,088
Shares		Value
JAPAN — 1.4%
4,088,675	ANA Holdings, Inc.	$13,031,239
16,500	Cosmos Pharmaceutical Corp.	2,123,492
53,810	East Japan Railway Co.	5,318,695
10,700	Enplas Corp.	431,678
35,200	Foster Electric Co. Ltd.	724,535
154,600	Fuji Oil Co. Ltd.	2,593,403
21,042	Fuji Soft, Inc.	440,246
37,700	Fujitsu Frontech Ltd.	583,136
95,000	GS Yuasa Corp.	379,433
142,000	Hanwa Co. Ltd.	617,566
69,700	Heiwa Corp.	1,531,392
39,507	Hisamitsu Pharmaceutical Co., Inc.	1,437,661
61,600	Idec Corp.	529,342
92,000	Iino Kaiun Kaisha Ltd.	443,168
27,200	Japan Digital Laboratory Co. Ltd.	398,557
89,000	Japan Vilene Co. Ltd.	592,448
71,000	Kato Works Co. Ltd.	416,484
218,600	Kewpie Corp.	4,947,537
108,000	Kinden Corp.	1,441,336
36,400	Kiyo Bank Ltd. (The)	532,776
29,100	Mars Engineering Corp.	498,951
16,700	Maruwa Co. Ltd.	377,968
139,000	Mitsui-Soko Holdings Co. Ltd.	453,108
718,000	Nakayama Steel Works Ltd.(b)	515,609
175,000	Nippon Chemi-Con Corp.	475,854
211,900	Nippon Denko Co. Ltd.	483,864
56,656	Nitori Holdings Co. Ltd.	5,088,000
368,000	Otsuka Holdings Co. Ltd.	13,222,286
25,100	Pack Corp. (The)	515,225
43,800	Panasonic Corp.	514,920
58,000	Polatechno Co. Ltd.	421,189
92,100	Sankyo Co. Ltd.	3,500,149
146,000	Sanyo Special Steel Co. Ltd.	642,030
128,000	Sapporo Holdings Ltd.	487,481
48,333	Sawai Pharmaceutical Co. Ltd.	2,959,999
189,000	Sharp Corp.(b)	250,099
54,800	Showa Shell Sekiyu KK	515,125
29,300	Siix Corp.	712,789
45,300	Sohgo Security Services Co. Ltd.	2,013,983
922,300	Sumitomo Osaka Cement Co. Ltd.	3,460,439
28,000	Takamatsu Construction Group Co. Ltd.	581,757
139,600	Takara Leben Co. Ltd.	740,043
49,400	Toa Corp.	529,336
62,500	Toagosei Co. Ltd.	486,142
1,147,785	Tokyo Gas Co. Ltd.	6,201,290
466,200	TonenGeneral Sekiyu KK	4,668,207
30,800	Tsuruha Holdings, Inc.	2,706,354
41,900	Ulvac, Inc.	605,840
50,500	Wakita & Co. Ltd.	485,299
91,828	West Japan Railway Co.	6,601,006

74

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
116,870	Yamaguchi Financial Group, Inc.	$1,562,542
		100,791,008
JERSEY CHANNEL ISLANDS — 0.0%
2,020,841	Centamin Plc	1,748,334
MALAYSIA — 0.0%
344,800	Affin Holdings Berhad	228,094
230,500	Boustead Holdings Berhad	243,488
205,300	Malaysian Pacific Industries Berhad	388,108
		859,690
NETHERLANDS — 0.1%
34,598	Chicago Bridge & Iron Co. NV	1,838,538
7,903	LyondellBasell Industries NV	741,538
140,611	Unilever NV	6,302,123
		8,882,199
NEW ZEALAND — 0.0%
107,559	SKY Network Television Ltd.	434,519
NORWAY — 0.1%
1,668,941	BW Offshore Ltd.	1,001,146
115,335	Fred Olsen Energy ASA(b)	536,826
111,827	Salmar ASA	1,766,025
		3,303,997
PAKISTAN — 0.1%
1,913,167	Engro Corp. Ltd.	6,078,711
294,800	Lucky Cement Ltd.	1,609,459
		7,688,170
PANAMA — 0.1%
45,000	Copa Holdings SA	3,398,850
POLAND — 0.0%
302,693	Getin Holding SA(b)	127,590
7,141	Lubelski Wegiel Bogdanka SA	99,010
		226,600
SINGAPORE — 0.5%
410,000	DBS Group Holdings Ltd.	6,031,126
909,400	Keppel Corp Ltd.	4,971,753
6,537,700	Keppel REIT	5,123,029
758,900	Oversea-Chinese Banking Corp. Ltd.	5,692,372
1,012,000	Rotary Engineering Ltd.(c)	302,453
966,800	Singapore Exchange Ltd.	5,616,792
1,842,000	StarHub Ltd.	5,142,588
		32,880,113
SOUTH AFRICA — 0.0%
643,342	Lewis Group Ltd.	2,926,767
SOUTH KOREA — 0.3%
25,231	Basic House Co. Ltd. (The)(b)	306,183
59,263	Daeduck Electronics Co.	366,168
Shares		Value
SOUTH KOREA (continued)
28,092	Dongbu Insurance Co. Ltd.	$1,332,398
4,390	Hanil Cement Co. Ltd.	472,709
98,524	Harim Holdings Co. Ltd.(b)	428,567
14,713	Hyundai Corp.	364,634
42,093	Kangwon Land, Inc.	1,534,219
22,445	Kolon Corp.	1,179,650
22,866	Korea Line Corp.(b)	455,307
11,627	Kunsul Chemical Industrial Co. Ltd.	521,657
56,927	Kwang Dong Pharmaceutical Co. Ltd.	705,415
3,326	Kyungbang Ltd.	683,590
77,292	Lumens Co. Ltd.	241,094
892,146	Macquarie Korea Infrastructure Fund	6,023,120
64,335	Namhae Chemical Corp.	626,773
5,801	Nexen Corp.	431,301
12,222	Samsung Electro-Mechanics Co. Ltd.	567,153
161,881	SBS Media Holdings Co. Ltd.	506,332
26,447	SL Corp.	348,061
21,312	Soulbrain Co. Ltd.	773,144
34,192	Sungwoo Hitech Co. Ltd.	263,274
		18,130,749
SPAIN — 0.0%
66,189	Abengoa Yield Plc	1,679,877
SWEDEN — 0.1%
56,180	Investor AB - B Shares	2,167,945
87,242	Nolato AB - B Shares(c)	2,143,948
		4,311,893
SWITZERLAND — 0.3%
51,626	ACE Ltd.	5,615,360
125,056	Allied World Assurance Co. Holdings AG	5,284,867
56,230	PSP Swiss Property AG	5,048,073
64,821	Swiss Prime Site AG	5,165,287
		21,113,587
TAIWAN — 0.2%
623,000	Alpha Networks, Inc.	305,861
293,000	BenQ Materials Corp.	155,449
155,000	Cheng Shin Rubber Industry Co. Ltd.	299,479
208,000	Chin-Poon Industrial Co. Ltd.	265,505
423,000	Elitegroup Computer Systems Co. Ltd.	281,361
321,000	Formosan Rubber Group, Inc.	222,158
10,545,000	Hua Nan Financial Holdings Co. Ltd.	5,995,368
484,000	Inventec Corp.	275,179
1,133,000	Lealea Enterprise Co. Ltd.	322,981
181,000	Namchow Chemical Industrial Co. Ltd.	403,031
595,000	Radium Life Tech Co. Ltd.	262,903
151,000	Ruentex Industries Ltd.	315,664

75

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
TAIWAN (continued)
263,000	Sinbon Electronics Co. Ltd.	$408,601
231,000	Taiwan Cement Corp.	250,232
11,560,000	Taiwan Cooperative Financial Holding Co. Ltd.	5,803,525
935,000	Taiwan Land Development Corp.	334,653
81,000	Tong Hsing Electronic Industries Ltd.	150,088
143,000	Ttet Union Corp.	324,305
429,000	Tung Ho Steel Enterprise Corp.	266,329
743,000	Unitech Printed Circuit Board Corp.	271,816
149,000	Wistron NeWeb Corp.	370,477
373,000	Zinwell Corp.	401,691
		17,686,656
THAILAND — 0.0%
870,800	Siamgas & Petrochemicals Public Co. Ltd. - FOR	256,953
2,274,100	SVI Public Co. Ltd.(b)	287,771
		544,724
TURKEY — 0.0%
81,976	Aksa Akrilik Kimya Sanayii AS	328,365
37,900	Cimsa Cimento Sanayi VE Ticaret AS	216,095
864,594	Dogan Sirketler Grubu Holding AS(b)	171,602
47,093	Turkcell Iletisim Hizmetleri AS	215,828
		931,890
UNITED KINGDOM — 0.2%
84,691	easyJet Plc	2,174,311
1,184,808	Faroe Petroleum Plc(b)	1,563,462
117,220	IG Group Holdings Plc	1,370,175
514,793	J Sainsbury Plc	2,129,596
58,779	Noble Corp. Plc	702,409
194,080	Telecity Group Plc	3,318,773
488,300	Xaar Plc	3,950,018
		15,208,744
UNITED STATES — 9.1%
35,187	3M Co.	5,325,201
100,000	A Schulman, Inc.	3,723,000
81,007	AAR Corp.	2,183,139
84,150	Abbott Laboratories	4,265,563
11,360	AbbVie, Inc.	795,314
9,137	Aetna, Inc.	1,032,207
23,956	Alaska Air Group, Inc.	1,814,667
111,420	ALLETE, Inc.	5,380,472
26,055	Alliance Resource Partners LP	641,474
31,435	Allstate Corp. (The)	2,167,443
106,749	Altria Group, Inc.	5,805,011
50,876	American Capital Mortgage Investment Corp., REIT	821,139
40,000	American Express Co.	3,042,400
93,420	American Financial Group, Inc.	6,441,309
Shares		Value
UNITED STATES (continued)
10,000	American Water Works Co., Inc.	$519,100
52,913	American Woodmark Corp.(b)	3,479,559
33,426	Amgen, Inc.	5,902,697
20,128	Amsurg Corp.(b)	1,443,983
21,486	AmTrust Financial Services, Inc.	1,493,492
442,106	Annaly Capital Management, Inc., REIT	4,398,955
26,638	Anthem, Inc.	4,109,444
387,535	Anworth Mortgage Asset Corp., REIT	1,937,675
144,495	Approach Resources, Inc.(b)	562,086
90,196	AptarGroup, Inc.	6,114,387
55,001	ArcBest Corp.	1,817,783
122,720	Arthur J Gallagher & Co.	5,820,610
34,362	Atlantic Tele-Network, Inc.	2,430,768
17,143	AutoNation, Inc.(b)	1,068,695
75,000	Badger Meter. Inc.	4,411,500
85,000	Becton Dickinson and Co.	12,932,750
65,000	Belden, Inc.	3,849,950
47,912	Benchmark Electronics, Inc.(b)	1,056,939
31,036	Berkshire Hathaway, Inc. - Class B(b)	4,430,079
2,593	Biogen Idec, Inc.(b)	826,597
38,464	Boardwalk Pipeline Partners LP	535,419
85,000	Bob Evans Farms, Inc.	4,243,200
186,854	Brocade Communications Systems, Inc.	1,917,122
24,820	Brunswick Corp.	1,317,694
1,234	Cable One, Inc.(b)	512,381
39,969	Cabot Corp.	1,406,109
100,502	CAI International, Inc.(b)	1,413,058
100,346	Calgon Carbon Corp.	1,775,121
28,648	Cash America International, Inc.	794,409
65,000	CEB, Inc.	4,973,800
17,535	Celanese Corp.	1,155,907
65,111	Centene Corp.(b)	4,566,234
35,000	Cheesecake Factory, Inc. (The)	2,020,900
1,300	Cheniere Energy Partners LP(b)	39,026
15,171	Cheniere Energy, Inc.(b)	1,046,344
65,842	Chimera Investment Corp., REIT	936,932
146,545	Cirrus Logic, Inc.(b)	4,837,450
42,096	CIT Group, Inc.	1,980,196
50,000	Citigroup, Inc.	2,923,000
86,686	ClearBridge American Energy MLP Fund, Inc.	1,130,385
92,224	Clearwater Paper Corp.(b)	5,427,382
53,765	Clorox Co. (The)	6,018,454
206,995	Coca-Cola Co. (The)	8,503,355
16,021	Cognizant Technology Solutions Corp. - Class A(b)	1,010,925
83,499	Colgate-Palmolive Co.	5,679,602
70,000	Computer Programs & Systems, Inc.	3,258,808
13,953	Computer Sciences Corp.	912,945

76

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
43,281	Consolidated Edison, Inc.	$2,752,239
12,225	Constellation Brands, Inc. - Class A	1,467,244
110,000	Cooper Tire & Rubber Co.	3,622,300
35,000	Core-Mark Holding Co., Inc.	2,224,950
39,861	Costco Wholesale Corp.	5,791,803
65,831	Covanta Holding Corp.	1,299,504
5,927	CR Bard, Inc.	1,165,545
119,315	CTS Corp.	2,241,929
8,240	CVS Health Corp.	926,753
67,309	Danaher Corp.	6,162,812
456,008	Dean Foods Co.	8,116,942
54,437	Delta Air Lines, Inc.	2,413,737
16,917	Deluxe Corp.	1,089,962
152,718	Dollar Tree, Inc.(b)	11,916,586
24,718	Dover Corp.	1,583,682
8,767	Dril-Quip, Inc.(b)	512,080
55,743	DST Systems, Inc.	6,084,348
70,077	DTE Energy Co.	5,638,395
72,648	Duke Energy Corp.	5,391,935
5,000	Edison International	300,050
14,200	Edwards Lifesciences Corp.(b)	2,160,672
54,155	Encore Wire Corp.	1,859,141
15,000	Energy Transfer Equity LP	451,200
31,503	Energy Transfer Partners LP(b)	1,612,954
26,213	Enova International, Inc.(b)	473,931
30,000	Enterprise Products Partners LP	849,900
167	EQT Midstream Partners LP	13,156
80,335	Exactech, Inc.(b)(c)	1,605,093
77,912	ExlService Holdings, Inc.(b)	3,020,648
31,157	First Solar, Inc.(b)	1,380,255
13,830	FMC Technologies, Inc.(b)	453,071
282,873	Fortress Investment Group LLC - Class A(b)	1,934,851
30,000	Fossil Group, Inc.(b)	2,062,500
17,658	Gap, Inc. (The)	644,164
15,000	GASLOG Ltd.(b)	232,800
120,000	Generac Holdings, Inc.(b)	4,208,400
112,357	General Mills, Inc.	6,540,301
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
50,233	Genworth Financial, Inc. - Class A(b)	352,133
60,990	Gilead Sciences, Inc.	7,188,281
1,234	Graham Holdings Co.- Class B	850,917
19,510	Grand Canyon Education, Inc.(b)	847,319
42,643	Greatbatch, Inc.(b)	2,325,323
42,355	Green Plains Renewable Energy, Inc.	950,870
32,252	Greenbrier Cos., Inc. (The)	1,475,529
135,000	Greif, Inc. - Class A	4,183,650
124,959	Hatteras Financial Corp., REIT	2,031,833
44,812	HCI Group, Inc.	2,011,163
93,698	Heidrick & Struggles International, Inc.	2,049,175
Shares		Value
UNITED STATES (continued)
28,690	Helmerich & Payne, Inc.	$1,656,561
55,641	Hershey Co. (The)	5,168,492
86,043	Hertz Global Holdings, Inc.(b)	1,461,871
8,397	Hess Corp.	495,507
208,217	Hewlett-Packard Co.	6,354,783
95,000	HNI Corp.	4,711,050
65,000	Huron Consulting Group, Inc.(b)	4,970,550
67,289	IAC/InterActiveCorp	5,198,748
59,520	Insys Therapeutics, Inc.(b)	2,673,638
32,901	International Business Machines Corp.	5,329,633
14,365	Intuit, Inc.	1,519,386
20,869	ITT Corp.	793,022
109,532	JetBlue Airways Corp.(b)	2,517,045
65,588	Johnson & Johnson	6,572,573
121,181	K12, Inc.(b)	1,598,377
9,755	Kaiser Aluminum Corp.	823,810
57,464	Kemper Corp.	2,225,006
431,554	Key Energy Services, Inc.(b)	392,757
162,195	Kimberly-Clark Corp.	18,647,559
70,000	Kohl’s Corp.	4,292,400
6,668	Laboratory Corp of America Holdings(b)	848,770
118,152	Lexmark International, Inc. - Class A	4,015,986
452,728	Lionbridge Technologies, Inc.(b)	2,662,041
24,780	Lockheed Martin Corp.	5,131,938
35,658	Lowe’s Cos, Inc.	2,473,239
28,433	Manpowergroup, Inc.	2,572,618
82,384	Matrix Service Co.(b)	1,596,602
77,604	McCormick & Co., Inc. - Non Voting Shares	6,364,304
80,280	McDonald’s Corp.	8,016,761
75,572	MDC Holdings, Inc.	2,256,580
200,000	Medtronic Plc	15,678,000
152,412	Methode Electronics, Inc.	4,089,214
3,334	Mettler-Toledo International, Inc.(b)	1,125,558
96,875	Micron Technology, Inc.(b)	1,793,156
91,331	Microsoft Corp.	4,265,158
225,909	Mueller Water Products, Inc. - Class A	2,017,367
33,217	Myriad Genetics, Inc.(b)	1,133,364
13,089	National Oilwell Varco, Inc.	551,440
125,000	NetApp, Inc.	3,893,750
29,760	NeuStar, Inc. - Class A(b)	918,691
282,813	NexPoint Residential Trust, Inc., REIT	3,668,085
400	NextEra Energy Partners LP	14,272
5,433	Northrop Grumman Corp.	939,963
25,000	NRG Yield, Inc. - Class A	492,750
17,625	Nustar GP Holding LLC	593,786
51,987	Old Republic International Corp.	869,743
76,068	Omnicom Group, Inc.	5,559,049

77

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
223,235	ON Semiconductor Corp.(b)	$2,370,756
18,522	Oracle Corp.	739,769
31,359	OSI Systems, Inc.(b)	2,200,775
18,769	Outerwall, Inc.	1,329,221
18,522	PAREXEL International Corp.(b)	1,277,277
12,789	Park-Ohio Holdings Corp.	574,354
20,000	Pattern Energy Group, Inc.	488,600
66,427	Patterson-UTI Energy, Inc.	1,095,049
120,606	Paychex, Inc.	5,596,118
274,880	PDL BioPharma, Inc.	1,599,802
192,431	People’s United Financial, Inc.	3,130,852
60,464	PepsiCo, Inc.	5,825,706
54,485	Pilgrim’s Pride Corp.	1,179,055
15,000	Plains GP Holdings LP - Class A	384,600
161,161	Portland General Electric Co.	5,803,408
13,583	PRA Group, Inc.(b)	863,200
64,038	ProAssurance Corp.	3,092,395
92,120	PulteGroup, Inc.	1,908,726
29,868	Quest Diagnostics, Inc.	2,204,557
37,000	Ralph Lauren Corp.	4,657,930
13,583	Raymond James Financial, Inc.	801,397
33,563	Raytheon Co.	3,661,388
74,326	Regions Financial Corp.	772,247
93,706	ResMed, Inc.	5,430,263
27,733	REX American Resources Corp.(b)	1,432,132
35,593	Rogers Corp.(b)	1,992,140
275,000	Rovi Corp.(b)	3,022,250
34,638	Safety Insurance Group, Inc.	2,008,658
77,794	Sanderson Farms, Inc.	5,601,946
60,000	SanDisk Corp.	3,617,400
37,502	Sanmina Corp.(b)	827,669
17,672	Savient Pharmaceuticals, Inc.(b)(c)(d)(e)	0
15,312	Science Applications International Corp.	821,948
15,000	SemGroup Corp. - Class A	1,066,350
40,571	Silgan Holdings, Inc.	2,169,331
26,995	SM Energy Co.	1,000,705
29,389	Southwest Airlines Co.	1,063,882
70,809	Spectra Energy Partners LP	3,437,069
28,861	SPX Corp.	1,887,798
93,726	St Joe Co. (The)(b)	1,523,047
150,000	Stage Stores, Inc.	2,640,000
29,760	Starwood Property Trust, Inc., REIT	647,578
25,000	SunEdison, Inc.(b)	582,000
15,000	Sunoco Logistics Partners LP	561,300
18,803	Sunoco LP	746,479
10,000	SunPower Corp.(b)	270,300
216,018	SUPERVALU, Inc.(b)	1,991,686
51,864	Symetra Financial Corp.	1,298,675
21,733	Syntel, Inc.(b)	949,515
172,048	Take-Two Interactive Software, Inc.(b)	5,433,276
Shares		Value
UNITED STATES (continued)
13	Tallgrass Energy GP LP	$391
2,000	Tallgrass Energy Partners LP	92,500
61,456	TC PipeLines LP(b)	3,521,429
13,213	Tech Data Corp.(b)	770,714
28,619	TerraForm Global, Inc. - Class A(b)	400,666
10,000	TerraForm Power, Inc. - Class A	301,600
50,000	Tiffany & Co.	4,785,000
36,894	Torchmark Corp.	2,273,039
74,966	Travelers Cos., Inc. (The)	7,955,392
60,000	TreeHouse Foods, Inc.(b)	4,917,600
205,262	Triangle Petroleum Corp.(b)	761,522
71,473	Trinity Industries, Inc.	2,091,300
57,463	United Parcel Service, Inc. - Class B	5,881,913
50,000	United Rentals, Inc.(b)	3,349,500
48,211	United Technologies Corp.	4,836,045
6,392	Universal Health Services, Inc. - Class B	928,310
75,000	Universal Truckload Services, Inc.(c)	1,584,750
66,435	Valero Energy Corp.	4,358,136
15,188	Verizon Communications, Inc.	710,647
9,755	Visteon Corp.(b)	970,915
43,714	Voya Financial, Inc.	2,052,372
37,956	VSE Corp.(c)	1,799,114
11,607	WABCO Holdings, Inc.(b)	1,433,116
100	Walgreens Boots Alliance, Inc.	9,663
159,891	Wal-Mart Stores, Inc.	11,508,954
20,149	Wells Fargo & Co.	1,166,023
124,134	Werner Enterprises, Inc.	3,505,544
146,800	Westar Energy, Inc.	5,527,020
20,256	Western Digital Corp.	1,743,231
20,000	Western Gas Partners LP	1,179,600
43,495	Western Union Co. (The)	880,339
13,089	Westlake Chemical Corp.	817,670
10,000	Williams Cos., Inc. (The)	524,800
14,684	Wintrust Financial Corp.	791,761
162,813	Xcel Energy, Inc.	5,644,727
20,992	Zoetis, Inc.	1,028,188
		661,741,345
Total Common Stocks (Cost $992,207,800)		1,048,882,992
CLOSED-END FUNDS — 6.4%
UNITED STATES — 6.4%
406,882	Apollo Tactical Income Fund, Inc.(c)	6,327,015
500,715	Ares Dynamic Credit Allocation Fund, Inc.(c)	7,575,818
370,000	Avenue Income Credit Strategies Fund(c)	5,209,600
569,679	Babson Capital Global Short Duration High Yield Fund(c)	10,892,263
100,709	Babson Capital Participation Investors(c)	1,283,033

78

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
435,251	Blackrock Corp. High Yield Fund, Inc.	$4,604,956
706,890	BlackRock Credit Allocation Income Trust(c)	8,793,712
4,070,654	BlackRock Debt Strategies Fund, Inc.(c)	14,613,648
250,000	BlackRock Defined Opportunity Credit Trust(c)	3,302,500
825,000	BlackRock Income Trust, Inc.(c)	5,230,500
505,000	Blackrock Limited Duration Income Trust(c)	7,610,350
1,068,941	Blackrock Multi-Sector Income Trust(c)	17,616,148
1,134,324	Blackstone/GSO Strategic Credit Fund(c)	17,502,619
662,043	Brookfield Mortgage Opportunity Income Fund, Inc.(c)	10,109,397
1,675,880	ClearBridge Energy MLP Fund, Inc.(c)	37,673,782
569,470	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(c)	13,433,797
1,140,837	Doubleline Income Solutions Fund(c)	21,926,887
380,000	First Trust High Income Long/Short Fund(c)	5,738,000
635,000	First Trust Intermediate Duration Preferred & Income Fund(c)	13,716,000
100,041	Guggenheim Credit Allocation Fund(c)	2,249,922
1,746,832	Invesco Dynamic Credit Opportunities Fund(c)	20,368,061
2,148,439	Invesco Senior Income Trust(c)	9,517,585
327,092	KKR Income Opportunities Fund(c)	5,030,675
445,024	Legg Mason BW Global Income Opportunities Fund, Inc.(c)	6,016,725
660,280	New America High Income Fund(c)	5,618,983
986,875	NexPoint Credit Strategies Fund(c)	6,651,538
240,544	Nuveen Mortgage Opportunity Term Fund(c)	5,433,889
350,061	Nuveen Preferred & Income Term Fund(c)	7,799,359
1,576,489	Nuveen Quality Preferred Income Fund(c)	12,769,561
710,000	PIMCO Corporate & Income Strategy Fund(c)	9,734,100
1,345,020	PIMCO Dynamic Credit Income Fund(c)	26,443,093
900,000	Pimco Dynamic Income Fund(c)	26,172,000
627,840	Pioneer Floating Rate Trust(c)	7,270,387
Shares		Value
UNITED STATES (continued)
1,103,019	Prudential Global Short Duration High Yield Fund, Inc.(c)	$16,214,379
983,439	Prudential Short Duration High Yield Fund, Inc.(c)	14,938,438
90,000	Stone Harbor Emerging Markets Income Fund	1,269,000
1,053,135	Tortoise Energy Infrastructure Corp.(c)	37,565,325
1,450,000	Voya Prime Rate Trust(c)	7,815,500
2,054,103	Wells Fargo Advantage Income Opportunities Fund(c)	16,658,775
176,419	Western Asset Mortgage Defined Opportunity Fund	4,256,990
50,000	Western Asset Variable Rate Strategic Fund, Inc.	827,000
Total Closed-End Funds (Cost $510,468,840)		463,781,310
EXCHANGE TRADED FUNDS — 1.7%
UNITED STATES — 1.7%
300,000	ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETF	4,992,000
18,360	iShares Global ex USD High Yield Corporate Bond ETF	859,799
7,300	iShares iBoxx $ High Yield Corporate Bond ETF	642,181
307,427	iShares MSCI Canada Index Fund	7,854,760
395,400	iShares MSCI Germany Index Fund	11,201,682
41,075	iShares Russell 2000 ETF	5,050,582
24,000	iShares US Preferred Stock ETF	948,480
126,000	PowerShares Senior Loan Portfolio	2,984,940
110,000	Schwab Short-Term U.S. Treasury ETF	5,580,300
24,059	SPDR S&P 500 ETF Trust	5,064,419
18,000	Utilities Select Sector SPDR Fund	791,820
125,000	Vanguard FTSE Europe ETF	6,927,500
20,000	Vanguard Long-Term Bond ETF	1,797,600
86,000	Vanguard Short-Term Bond ETF	6,898,920
360,000	Vanguard Short-Term Corporate Bond ETF	28,710,000
162,579	WisdomTree Europe SmallCap Dividend Fund	9,520,626
379,800	WisdomTree Japan Hedged Equity Fund	21,819,510
Total Exchange Traded Funds (Cost $121,557,534)		121,645,119

79

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Shares		Value
PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
1,500	Actavis Plc	$1,668,000
35,000	Exelon Corp.	1,635,900
104,500	New York Community Capital Trust V(c)	5,380,183
Total Preferred Stocks (Cost $8,340,925)		8,684,083

Contracts
CALL OPTIONS PURCHASED — 0.0%
150	Chicago Board of Trade Corn Futures, Strike $400.00, Expires 11/20/15	122,812
100	Chicago Board of Trade Soybean Futures, Strike $1,100.00, Expires 10/23/15	21,875
10,000	iShares MSCI South Korea Capped ETF, Strike $54.00, Expires 01/15/16	1,230,000
75	London Metal Exchange Nickel Futures, Strike $15,000.00, Expires 03/02/16	74,957
Total Call Options Purchased (Cost $1,624,705)		1,449,644

Contracts
PUT OPTIONS PURCHASED — 0.0%
150	Chicago Board of Trade Soybean Meal Futures, Strike $320.00, Expires 11/20/15	231,000
200	Chicago Mercantile Exchange Live Cattle Futures, Strike $140.00, Expires 06/25/16	186,000
350	Intercontinental Exchange, Inc. Canola Oil Futures, Strike $495.00, Expires 10/23/15	88,848
Total Put Options Purchased (Cost $487,191)		505,848
Principal Amount			Value
BANK LOANS — 0.1%
UNITED STATES — 0.1%
$4,000,000		Starwood Capital Corp./Schulte Hospitality Group, Mezzanine Term Loan, 0.00%, 06/30/17	$4,000,000
4,000,000		Thor Equities 680 Madison Ave LLC, Mezzanine Loan, 5.22%, 08/09/17	4,040,000

Total Bank Loans (Cost $8,037,650)			8,040,000
CORPORATE BONDS — 6.9%
AUSTRALIA — 0.0%
838,000	(f)	Origin Energy Finance Ltd., 4.00%, 09/16/74(g)(h)	851,308
AUSTRIA — 0.0%
5,218,800		A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(d)(e)	0
8,000,000		A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(d)(e)	0
750,000		JBS Investments GmbH, 7.75%, 10/28/20(i)	810,000
635,000	(f)	Sappi Papier Holding GmbH, 3.38%, 04/01/22(h)	664,262
			1,474,262
BELGIUM — 0.1%
5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(h)	4,975,000
BERMUDA — 0.1%
7,000,000	(j)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(e)(k)	1,020,520
1,600,000		Digicel Ltd., 6.75%, 03/01/23(h)	1,535,200
			2,555,720
CANADA — 0.0%
125,000		Gibson Energy, Inc., 6.75%, 07/15/21(i)	127,187
829,000		Northern Blizzard Resources, Inc., 7.25%, 02/01/22(i)	775,115
500,000		Quebecor Media, Inc., 5.75%, 01/15/23	507,600
700,000		Ultra Petroleum Corp., 5.75%, 12/15/18(i)	626,500
400,000	(l)	Valeant Pharmaceuticals International, Inc., 4.50%, 05/15/23(h)	432,710
			2,469,112
CAYMAN ISLANDS — 0.1%
325,000	(m)	Brakes Capital, 7.13%, 12/15/18(h)	524,791

80

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount			Value
CAYMAN ISLANDS (continued)
$1,150,000		Jafz Sukuk Ltd., 7.00%, 06/19/19(h)	$1,311,920
650,000		MAF Global Securities Ltd., 7.13%, 04/29/49(g)(h)	709,826
2,050,000		Petrobras Global Finance BV, 5.38%, 01/27/21	1,908,468
2,000,000		Siem Industries, Inc., Cnv., 1.00%, 09/12/19(h)	1,845,000
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(h)	339,488
765,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(i)	816,638
			7,456,131
CROATIA (HRVATSKA) — 0.0%
2,100,000	(l)	Agrokor dd, 9.13%, 02/01/20(h)	2,513,893
CZECH REPUBLIC — 0.0%
325,000	(l)	CE Energy AS, 7.00%, 02/01/21(h)	372,547
1,175,000	(l)	RPG Byty Sro, 6.75%, 05/01/20(h)	1,354,965
			1,727,512
FRANCE — 0.1%
1,000,000	(f)	Arkema SA, 4.75%, 10/29/46(g)(h)	1,150,355
275,000	(f)	Autodis SA, 6.50%, 02/01/19(h)	314,477
271,000	(f)	CMA CGM SA, 7.75%, 01/15/21(h)	282,000
575,000	(f)	Horizon Holdings III SASU, 5.13%, 08/01/22(h)	640,966
350,000	(f)	Lafarge SA, 4.75%, 09/30/20(h)	449,741
800,000	(f)	Loxam SAS, 4.88%, 07/23/21(h)	902,840
2,300,000	(f)	Numericable-SFR SAS, 5.38%, 05/15/22(h)	2,627,013
650,000		SPCM SA, 6.00%, 01/15/22(h)	674,375
			7,041,767
GERMANY — 0.1%
1,580,000	(f)	Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20(h)	1,868,326
1,225,000	(f)	Rapid Holding GmbH, 6.63%, 11/15/20(h)	1,355,042
1,000,000	(f)	Safari Holding Verwaltungs GmbH, 8.25%, 02/15/21(h)	1,164,089
700,000	(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 01/15/25(h)	784,150
Principal
Amount			Value
GERMANY (continued)
$750,000		ZF North America Capital, Inc., 4.00%, 04/29/20(i)	$756,563
			5,928,170
GREECE — 0.0%
1,250,000		Aegean Marine Petroleum Network, Inc., Cnv., 4.00%, 11/01/18	1,298,437
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(e)(k)	1,133,154
INDIA — 0.0%
1,375,000		Tata Motors Ltd., 4.63%, 04/30/20(h)	1,407,450
IRELAND — 0.1%
625,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 07/01/20	630,469
1,875,000	(f)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.25%, 01/15/22(h)	2,075,568
1,475,000	(f)	eircom Finance Ltd., 9.25%, 05/15/20(h)	1,757,611
650,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 4.38%, 04/30/18(h)	648,375
1,725,000		Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18(h)	1,684,031
1,400,000	(f)	Russian Railways via RZD Capital Plc, 3.37%, 05/20/21(h)	1,352,797
1,250,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 04/30/18(h)	1,362,500
			9,511,351
ITALY — 0.1%
1,525,000	(m)	Enel SpA, 7.75%, 09/10/75(g)(h)	2,631,757
800,000	(f)	Snai SpA, 7.63%, 06/15/18(h)	910,449
950,000	(m)	Telecom Italia SpA, 6.38%, 06/24/19	1,628,140
			5,170,346
JAPAN — 0.0%
875,000	(l)	SoftBank Group Corp, 4.00%, 07/30/22(h)	999,407
700,000	(l)	SoftBank Group Corp, 4.75%, 07/30/25(h)	781,113
			1,780,520

81

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount			Value
JERSEY CHANNEL ISLANDS — 0.0%
$1,000,000	(f)	Hastings Insurance Group Finance Plc, 8.00%, 10/21/20(h)	$1,653,821
LUXEMBOURG — 0.4%
550,000	(f)	Altice Financing SA, 5.25%, 02/15/23(h)	620,648
975,000		Altice Financing SA, 6.63%, 02/15/23(i)	1,004,250
1,100,000	(f)	Cirsa Funding Luxembourg SA, 5.88%, 05/15/23(h)	1,141,751
820,000		ContourGlobal Power Holdings SA, 7.13%, 06/01/19(i)	852,800
1,000,000		Cosan Luxembourg SA, 5.00%, 03/14/23(h)	872,500
800,000	(f)	Dufry Finance SCA, 4.50%, 08/01/23(h)	902,761
900,000	(f)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(h)	993,367
1,200,000		Gazprom OAO Via Gaz Capital SA, 8.15%, 04/11/18(h)	1,288,800
1,950,000		Gazprom OAO Via Gaz Capital SA, 6.00%, 01/23/21(h)	1,915,953
100,000	(f)	Grand City Properties SA, 3.75%, 02/18/49(g)	105,115
900,000	(f)	Grand City Properties SA, 3.75%, 12/29/49(g)	977,857
2,200,000	(f)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(h)	2,826,894
900,000	(n)	Matterhorn Telecom SA, 3.63%, 05/01/22(h)	873,893
630,000		Minerva Luxembourg SA, 7.75%, 01/31/23(h)	632,961
2,085,000		Severstal OAO Via Steel Capital SA, 4.45%, 03/19/18(h)	2,054,225
775,000	(f)	SIG Combibloc Holdings SCA, 7.75%, 02/15/23(h)	897,054
8,000,000		Subsea 7 SA, Cnv., 1.00%, 10/05/17(h)	7,270,000
1,050,000	(f)	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 05/01/22(h)	1,163,310
650,000		Tupy Overseas SA, 6.63%, 07/17/24(h)	635,375
1,700,000	(f)	Wind Acquisition Finance SA, 4.00%, 07/15/20(h)	1,906,698
			28,936,212
MEXICO — 0.0%
350,000	(l)	Cemex SAB de CV, 4.38%, 03/05/23(h)	371,203
NETHERLANDS — 0.3%
1,625,000	(f)	Cable Communications Systems NV, 7.50%, 11/01/20(h)	1,876,119
Principal
Amount			Value
NETHERLANDS (continued)
$325,000	(f)	Constellium NV, 7.00%, 01/15/23(h)	$351,577
1,625,000	(f)	Grupo Antolin Dutch BV, 5.13%, 06/30/22(h)	1,841,318
606,000	(f)	Hydra Dutch Holdings 2 BV, 5.48%, 04/15/19(g)(h)	623,690
1,150,000	(m)	Koninklijke KPN NV, 6.88%, 03/14/73(g)(h)	1,885,688
1,225,000	(f)	LGE HoldCo VI BV, 7.13%, 05/15/24(h)	1,487,021
1,750,000		Lukoil International Finance BV, 3.42%, 04/24/18(h)	1,682,772
1,150,000		Majapahit Holding BV, 7.75%, 01/20/20(h)	1,321,120
1,800,000	(f)	Petrobras Global Finance BV, 4.88%, 03/07/18	1,935,468
1,125,000	(f)	Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21(h)	1,253,322
300,000	(f)	Schaeffler Finance BV, 3.25%, 05/15/25(h)	314,648
500,000	(f)	Schaeffler Holding Finance BV, 5.75% cash or 9.88% payment- in-kind interest, 11/15/21(h)(o)	587,607
2,600,000	(f)	Sonae Investments BV, Cnv., 1.63%, 06/11/19(c)(h)	2,908,988
864,000	(f)	United Group BV, 7.88%, 11/15/20(h)	1,010,660
1,500,000		VTR Finance BV, 6.88%, 01/15/24(i)	1,526,250
			20,606,248
NORWAY — 0.1%
775,000	(f)	Lock AS, 5.49%, 08/15/20(g)(h)	860,506
1,150,000	(f)	Lock AS, 7.00%, 08/15/21(h)	1,345,081
1,100,000	(f)	Silk Bidco AS, 7.50%, 02/01/22(h)	1,259,417
			3,465,004
POLAND — 0.0%
1,075,000	(f)	Play Finance 2 SA, 5.25%, 02/01/19(h)	1,216,037
SINGAPORE — 0.1%
5,000,000	(f)	OSIM International Ltd., Cnv., 3.10%, 09/18/19(k)	3,484,929
SPAIN — 0.0%
700,000	(f)	Cellnex Telecom SAU, 3.13%, 07/27/22(h)	766,356
TURKEY — 0.0%
650,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(h)	633,263

82

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount			Value
UNITED KINGDOM — 0.2%
$725,000	(f)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(h)	$1,246,545
330,000	(f)	Arrow Global Finance Plc, 7.88%, 03/01/20(h)	542,502
975,000	(f)	Boparan Finance Plc, 5.50%, 07/15/21(h)	1,390,260
600,000	(f)	Cognita Financing Plc, 7.75%, 08/15/21(h)	951,979
490,000	(f)	Debenhams Plc, 5.25%, 07/15/21(h)	763,295
775,000	(f)	Infinis Plc, 7.00%, 02/15/19(h)	1,240,533
300,000		International Game Technology Plc, 5.63%, 02/15/20(i)	297,900
700,000	(l)	International Game Technology Plc, 4.75%, 02/15/23(h)	745,711
925,000	(f)	Jerrold Finco Plc, 9.75%, 09/15/18(h)	1,588,975
425,000	(f)	MEIF Renewable Energy UK Plc, 6.75%, 02/01/20(h)	680,292
350,000	(f)	Moy Park Bondco Plc, 6.25%, 05/29/21(h)	565,706
950,000	(f)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(h)	1,678,281
425,000	(l)	TA Manufacturing Ltd., 3.63%, 04/15/23(h)	453,223
			12,145,202
UNITED STATES — 5.0%
4,000,000		Acorda Therapeutics, Inc., Cnv., 1.75%, 06/15/21	4,122,500
4,000,000		Allscripts Healthcare Solutions, Inc., Cnv., 1.25%, 07/01/20	4,225,000
875,000		Altice US Finance I Corp., 5.38%, 07/15/23(i)	879,375
1,250,000		Antero Resources Corp., 5.13%, 12/01/22	1,181,250
6,000,000		Ares Capital Corp., Cnv., 5.13%, 06/01/16	6,165,000
900,000		Argos Merger Sub, Inc., 7.13%, 03/15/23(i)	951,750
3,000,000		Ascent Capital Group, Inc., Cnv., 4.00%, 07/15/20(c)	2,411,250
7,000,000		Atlas Air Worldwide Holdings, Inc., Cnv., 2.25%, 06/01/22	6,571,250
525,000		Audatex North America, Inc., 6.13%, 11/01/23(i)	513,187
5,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	5,146,875
1,730,000		Blackstone Mortgage Trust, Inc., Cnv., 5.25%, 12/01/18	1,855,425
Principal
Amount		Value
UNITED STATES (continued)
$4,000,000	Blucora, Inc., Cnv., 4.25%, 04/01/19	$3,890,000
600,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22(i)	610,500
500,000	Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21(i)	462,500
675,000	BroadSoft, Inc., Cnv., 1.50%, 07/01/18	720,984
5,000,000	Brocade Communications Systems, Inc., Cnv., 1.38%, 01/01/20(i)	4,937,500
500,000	Cable One, Inc., 5.75%, 06/15/22(i)	511,250
750,000	California Resources Corp., 5.50%, 09/15/21	618,750
1,000,000	California Resources Corp., 6.00%, 11/15/24	810,000
1,075,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22	1,089,181
10,000,000	Cardtronics, Inc., Cnv., 1.00%, 12/01/20	9,832,330
2,000,000	Cemex Finance LLC, 9.38%, 10/12/22(i)	2,236,900
9,000,000	Chart Industries, Inc., Cnv., 2.00%, 08/01/18	8,150,625
300,000	Chesapeake Energy Corp., 4.88%, 04/15/22	241,500
1,000,000	Chesapeake Energy Corp., 5.75%, 03/15/23	845,000
5,000,000	Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	4,612,500
6,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	6,052,500
900,000	Concho Resources, Inc., 5.50%, 10/01/22	900,000
500,000	CONSOL Energy, Inc., 5.88%, 04/15/22	388,437
1,025,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23(i)	1,030,125
750,000	Denbury Resources, Inc., 5.50%, 05/01/22	594,375
250,000	Denbury Resources, Inc., 4.63%, 07/15/23	180,000
500,000	Diamondback Energy, Inc., 7.63%, 10/01/21	530,000
500,000	Eclipse Resources Corp., 8.88%, 07/15/23(i)	470,000
550,000	Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(i)	555,841

83

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$225,000	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 07/15/23(i)	$234,000
1,000,000	Endologix, Inc., Cnv., 2.25%, 12/15/18	945,625
550,000	Energy XXI Gulf Coast, Inc., 11.00%, 03/15/20(i)	415,250
3,500,000	Energy XXI Ltd., Cnv., 3.00%, 12/15/18	452,812
300,000	EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 05/01/20	309,750
750,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22	748,125
3,000,000	Euronet Worldwide, Inc., Cnv., 1.50%, 10/01/44(i)	3,511,875
750,000	Exterran Partners LP/EXLP Finance Corp., 6.00%, 04/01/21	684,375
300,000	Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/01/22	268,500
850,000	Family Tree Escrow LLC, 5.75%, 03/01/23(i)	896,750
5,000,000	Finisar Corp., Cnv., 0.50%, 12/15/33	4,775,000
5,680,000	Fluidigm Corp., Cnv., 2.75%, 02/01/34	4,785,400
1,000,000	Forum Energy Technologies, Inc., 6.25%, 10/01/21	965,000
6,000,000	General Cable Corp., Cnv.,STEP, 4.50%, 11/15/29	4,488,750
800,000	Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24	742,000
500,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/32	200,000
900,000	H&E Equipment Services, Inc., 7.00%, 09/01/22	895,500
1,500,000	Harron Communications LP/Harron Finance Corp., 9.13%, 04/01/20(i)	1,618,125
5,500,000	Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	7,737,813
10,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	12,525,000
5,000,000	HomeAway, Inc., Cnv., 0.13%, 04/01/19	4,750,000
7,000,000	Hornbeck Offshore Services, Inc.,Cnv., 1.50%, 09/01/19	5,573,750
3,000,000	Iconix Brand Group, Inc., Cnv., 1.50%, 03/15/18	2,885,625
Principal
Amount			Value
UNITED STATES (continued)
$750,000		JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25(i)	$743,209
7,000,000		JDS Uniphase Corp., Cnv., 0.63%, 08/15/33	6,768,125
2,000,000		KB Home, Cnv., 1.38%, 02/01/19	1,931,250
1,070,000		Kinder Morgan, Inc., 7.75%, 01/15/32	1,216,893
500,000		Laredo Petroleum, Inc., 5.63%, 01/15/22	481,250
175,000		Legacy Reserves LP/Legacy Reserves Finance Corp., 8.00%, 12/01/20	147,000
1,000,000		Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21	775,000
29,012,534		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(c)	17,425,653
4,000,000		LinkedIn Corp., Cnv., 0.50%, 11/01/19(i)	4,030,000
7,000,000		Live Nation Entertainment, Inc., Cnv., 2.50%, 05/15/19	7,468,125
925,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 12/01/24	901,875
200,000		Matador Resources Co., 6.88%, 04/15/23(i)	203,000
1,250,000		Memorial Production Partners LP/Memorial Production Finance Corp., 6.88%, 08/01/22	1,000,000
3,000,000		Meritage Homes Corp., Cnv., 1.88%, 09/15/32	3,136,875
8,000,000		Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	8,315,000
5,000,000		Micron Technology Inc., Series G, Cnv., 3.00%, 11/15/43	4,656,250
1,325,000	(l)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	1,542,491
300,000		Newfield Exploration Co., 5.75%, 01/30/22	297,000
500,000		NuStar Logistics LP, 6.75%, 02/01/21	532,055
500,000		Oasis Petroleum, Inc., 7.25%, 02/01/19	485,000
350,000		Oasis Petroleum, Inc., 6.50%, 11/01/21	318,500
3,000,000		PDL BioPharma, Inc., Cnv., 4.00%, 02/01/18	2,746,875
7,000,000		Priceline Group, Inc. (The), Cnv., 0.90%, 09/15/21(i)	6,798,750

84

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount			Value
UNITED STATES (continued)
$400,000	(l)	PSPC Escrow Corp., 6.00%, 02/01/23(h)	$446,548
300,000		Rex Energy Corp., 8.88%, 12/01/20	243,000
300,000		Rex Energy Corp., 6.25%, 08/01/22	210,000
500,000		Rice Energy, Inc., 6.25%, 05/01/22	472,500
150,000		Rice Energy, Inc., 7.25%, 05/01/23(i)	147,375
3,000,000		Rovi Corp., Cnv., 0.50%, 03/01/20(i)	2,491,875
500,000		Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	497,188
625,000		Sabine Pass Liquefaction LLC, 5.63%, 03/01/25(i)	615,625
500,000		Safway Group Holding LLC/Safway Finance Corp., 7.00%, 05/15/18(i)	510,000
12,000,000		SanDisk Corp., Cnv., 0.50%, 10/15/20	11,985,000
10,500,000		SEACOR Holdings, Inc., Cnv., 3.00%, 11/15/28(c)	8,610,000
12,000,000		ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(e)(i)	1,200,000
4,000,000		Shutterfly, Inc., Cnv., 0.25%, 05/15/18	3,920,000
250,000		SM Energy Co., 6.50%, 11/15/21	250,625
500,000		SM Energy Co., 6.13%, 11/15/22	492,500
200,000		SM Energy Co., 5.63%, 06/01/25	189,000
2,350,000		Southern Star Central Corp., 5.13%, 07/15/22(i)	2,385,250
15,000,000		Starwood Property Trust, Inc., Cnv., 3.75%, 10/15/17	15,103,125
9,900,000		Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	10,326,938
1,500,000		Starwood Waypoint Residential Trust, Cnv., 4.50%, 10/15/17(i)	1,500,000
3,000,000		Starwood Waypoint Residential Trust, Cnv., 3.00%, 07/01/19	2,814,375
11,000,000		SunEdison, Inc., Cnv., 2.63%, 06/01/23(i)	9,948,125
9,000,000		SunEdison, Inc., Cnv., 3.38%, 06/01/25(i)	8,206,875
550,000		Terraform Global Operating LLC, 9.75%, 08/15/22(i)	543,142
8,000,000		Tesla Motors, Inc., Cnv., 0.25%, 03/01/19	7,890,000
Principal
Amount			Value
UNITED STATES (continued)
$2,000,000		Tesla Motors, Inc., Cnv., 1.25%, 03/01/21	$1,952,500
500,000		Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	515,000
2,300,000		Titan Machinery, Inc., Cnv., 3.75%, 05/01/19	1,878,813
6,000,000		TiVo, Inc., Cnv., 2.00%, 10/01/21(i)	5,452,500
1,250,000		TPC Group, Inc., 8.75%, 12/15/20(i)	1,121,875
5,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19(i)	4,400,000
800,000		Unit Corp., 6.63%, 05/15/21	764,000
9,000,000		Vector Group Ltd., Cnv., 1.75%, 04/15/20	10,226,250
2,572,500	(m)	Virgin Media Secured Finance Plc, 6.00%, 04/15/21(h)	4,193,093
4,000,000		Web.com Group, Inc., Cnv., 1.00%, 08/15/18	3,940,000
5,000,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	5,009,375
9,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18	9,151,875
2,000,000		WebMD Health Corp., Cnv., 1.50%, 12/01/20	2,102,500
5,000,000		Wright Medical Group, Inc., Cnv., 2.00%, 02/15/20(i)	5,284,375
			363,614,083
VIRGIN ISLANDS (BRITISH) — 0.1%
2,150,000		OAS Finance Ltd., 8.00%, 07/02/21(b)(e)(i)	387,000
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(b)(e)(i)	189,000
200,000		Pacific Drilling V Ltd., 7.25%, 12/01/17(i)	170,000
5,000,000		UTi Worldwide, Inc., Cnv., 4.50%, 03/01/19	4,715,625
			5,461,625
Total Corporate Bonds (Cost $534,871,937)			499,648,116
GOVERNMENT BONDS — 3.1%
BRAZIL — 0.2%
1,710,000	(f)	Brazil Letras do Tesouro Nacional, 11.14%, 10/01/15(k)	488,231
4,270,000	(f)	Brazil Letras do Tesouro Nacional, 11.31%, 01/01/16(k)	1,179,398
510,000	(f)	Brazil Letras do Tesouro Nacional, 11.29%, 07/01/16(k)	132,251

85

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount			Value
BRAZIL (continued)
$1,620,000	(f)	Brazil Letras do Tesouro Nacional, 11.31%, 10/01/16(k)	$406,739
1,410,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/19	1,100,415
160,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/20	125,806
840,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/22	654,900
1,292,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/23	988,414
80,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/24	61,960
2,400,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	1,793,432
20,420,000	(f)	Brazil Notas do Tesouro Nacional, Series F, 3.84%, 01/01/17	5,768,329
			12,699,875
HUNGARY — 0.3%
472,540,000	(f)	Hungary Government Bond, 6.75%, 11/24/17	1,882,822
55,450,000	(f)	Hungary Government Bond, 4.00%, 04/25/18	207,651
64,470,000	(f)	Hungary Government Bond, 5.50%, 12/20/18	253,606
263,790,000	(f)	Hungary Government Bond, 6.50%, 06/24/19	1,076,996
45,680,000	(f)	Hungary Government Bond, 7.50%, 11/12/20	199,304
134,400,000	(f)	Hungary Government Bond, 7.00%, 06/24/22	586,057
79,380,000	(f)	Hungary Government Bond, 6.00%, 11/24/23	331,895
64,530,000	(f)	Hungary Government Bond, 5.50%, 06/24/25	263,669
345,000	(f)	Hungary Government International Bond, 4.38%, 07/04/17(h)	403,524
5,100,000	(f)	Hungary Government International Bond, 6.00%, 01/11/19	6,463,357
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,292,639
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,491,990
			19,453,510
Principal
Amount			Value
INDONESIA — 0.2%
$2,780,000,000	(f)	Indonesia Treasury Bill, 6.44%, 01/07/16(k)	$199,959
3,590,000,000	(f)	Indonesia Treasury Bond, 9.00%, 09/15/18	271,104
15,527,000,000	(f)	Indonesia Treasury Bond, 7.88%, 04/15/19	1,136,332
1,932,000,000	(f)	Indonesia Treasury Bond, 11.50%, 09/15/19	158,530
7,727,000,000	(f)	Indonesia Treasury Bond, 11.00%, 11/15/20	631,183
41,593,000,000	(f)	Indonesia Treasury Bond, 12.80%, 06/15/21	3,666,579
1,268,000,000	(f)	Indonesia Treasury Bond, 8.25%, 07/15/21	92,470
18,616,000,000	(f)	Indonesia Treasury Bond, 7.00%, 05/15/22	1,264,003
33,160,000,000	(f)	Indonesia Treasury Bond, 12.90%, 06/15/22	2,986,913
11,791,000,000	(f)	Indonesia Treasury Bond, 10.25%, 07/15/22	944,352
19,316,000,000	(f)	Indonesia Treasury Bond, 5.63%, 05/15/23	1,188,732
5,669,000,000	(f)	Indonesia Treasury Bond, 8.38%, 03/15/24	412,786
1,338,000,000	(f)	Indonesia Treasury Bond, 8.38%, 09/15/26	97,673
388,000,000	(f)	Indonesia Treasury Bond, 9.00%, 03/15/29	29,184
4,640,000,000	(f)	Indonesia Treasury Bond, 8.38%, 03/15/34	328,084
			13,407,884
IRELAND — 0.1%
3,489,060	(f)	Ireland Government Bond, 5.40%, 03/13/25	5,274,399
MALAYSIA — 0.5%
130,000	(f)	Bank Negara Malaysia Monetary Notes, 3.34%, 08/11/15(k)	33,970
250,000	(f)	Bank Negara Malaysia Monetary Notes, 3.18%, 08/18/15(k)	65,287
140,000	(f)	Bank Negara Malaysia Monetary Notes, 3.34%, 09/08/15(k)	36,497
20,860,000	(f)	Bank Negara Malaysia Monetary Notes, 3.35%, 12/08/15(k)	5,395,707
87,958,000	(f)	Malaysia Government Bond, 4.72%, 09/30/15	23,048,768
4,835,000	(f)	Malaysia Government Bond, 3.20%, 10/15/15	1,264,226
6,838,000	(f)	Malaysia Government Bond, 3.17%, 07/15/16	1,789,514

86

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount			Value
MALAYSIA (continued)
$2,870,000	(f)	Malaysia Government Bond, 4.26%, 09/15/16	$760,556
2,210,000	(f)	Malaysia Government Bond, 3.81%, 02/15/17	584,114
2,780,000	(f)	Malaysia Government Bond, 3.39%, 03/15/17	730,680
840,000	(f)	Malaysia Treasury Bill, 2.82%, 09/04/15(k)	219,059
760,000	(f)	Malaysia Treasury Bill, 2.82%, 12/11/15(k)	196,529
10,000	(f)	Malaysia Treasury Bill, 2.96%, 04/29/16(k)	2,555
130,000	(f)	Malaysia Treasury Bill, 2.79%, 05/27/16(k)	33,136
			34,160,598
MEXICO — 0.5%
105,043,000	(f)	Mexican Bonos, 8.00%, 12/17/15	6,630,125
71,850,000	(f)	Mexican Bonos, 6.25%, 06/16/16	4,562,547
113,190,000	(f)	Mexican Bonos, 7.25%, 12/15/16	7,331,958
23,900,000	(f)	Mexican Bonos, 7.75%, 12/14/17	1,594,268
2,720,000	(f)	Mexican Udibonos, 5.00%, 06/16/16	932,842
2,712,000	(f)	Mexican Udibonos, 3.50%, 12/14/17	943,834
1,851,000	(f)	Mexican Udibonos, 4.00%, 06/13/19	655,505
1,465,000	(f)	Mexican Udibonos, 2.50%, 12/10/20	486,092
267,948,000	(f)	Mexico Cetes, 3.13%, 09/17/15(k)	1,656,330
41,593,000	(f)	Mexico Cetes, 3.14%, 09/24/15(k)	256,959
86,123,000	(f)	Mexico Cetes, 3.41%, 10/01/15(k)	531,752
31,224,000	(f)	Mexico Cetes, 3.15%, 10/15/15(k)	192,495
19,194,000	(f)	Mexico Cetes, 3.14%, 10/29/15(k)	118,185
78,881,000	(f)	Mexico Cetes, 3.23%, 11/12/15(k)	485,075
43,174,000	(f)	Mexico Cetes, 1.50%, 11/26/15(k)	265,033
162,589,000	(f)	Mexico Cetes, 3.51%, 12/10/15(k)	997,159
259,614,000	(f)	Mexico Cetes, 2.97%, 01/07/16(k)	1,587,412
43,929,000	(f)	Mexico Cetes, 3.28%, 01/21/16(k)	268,357
Principal
Amount			Value
MEXICO (continued)
$116,409,000	(f)	Mexico Cetes, 3.48%, 02/04/16(k)	$709,616
244,384,000	(f)	Mexico Cetes, 3.66%, 03/03/16(k)	1,486,992
630,028,000	(f)	Mexico Cetes, 2.31%, 03/31/16(k)	3,816,728
142,378,000	(f)	Mexico Cetes, 3.29%, 04/14/16(k)	862,654
68,220,000	(f)	Mexico Cetes, 3.21%, 04/28/16(k)	412,178
124,735,000	(f)	Mexico Cetes, 3.25%, 05/26/16(k)	751,390
107,311,000	(f)	Mexico Cetes, 3.25%, 06/23/16(k)	645,418
			38,180,904
PHILIPPINES — 0.1%
970,000	(f)	Philippine Government Bond, 7.00%, 01/27/16	21,624
44,300,000	(f)	Philippine Government Bond, 1.63%, 04/25/16	961,513
312,450,000	(f)	Philippine Government Bond, 9.13%, 09/04/16	7,343,398
4,960,000	(f)	Philippine Treasury Bill, 1.00%, 09/02/15(k)	108,297
5,260,000	(f)	Philippine Treasury Bill, 1.51%, 10/07/15(k)	114,614
1,640,000	(f)	Philippine Treasury Bill, 1.37%, 11/04/15(k)	35,670
4,060,000	(f)	Philippine Treasury Bill, 1.45%, 12/02/15(k)	88,167
			8,673,283
POLAND — 0.3%
32,184,000	(f)	Poland Government Bond, 6.25%, 10/24/15	8,619,674
28,470,000	(f)	Poland Government Bond, 2.94%, 01/25/16(k)	7,491,842
8,188,000	(f)	Poland Government Bond, 2.01%, 01/25/17(g)	2,171,108
8,307,000	(f)	Poland Government Bond, 2.01%, 01/25/21(g)	2,177,116
			20,459,740
PORTUGAL — 0.0%
2,560,000		Portugal Government International Bond, 5.13%, 10/15/24(i)	2,712,704
SERBIA — 0.1%
1,540,000		Republic of Serbia, 5.25%, 11/21/17(i)	1,595,363

87

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount			Value
SERBIA (continued)
$3,280,000		Republic of Serbia, 7.25%, 09/28/21(i)	$3,690,000
			5,285,363
SLOVENIA — 0.0%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(i)	3,210,350
1,400,000		Slovenia Government International Bond, 5.85%, 05/10/23(i)	1,600,340
			4,810,690
SOUTH KOREA — 0.6%
5,276,320,000	(f)	Korea Monetary Stabilization Bond, 2.80%, 08/02/15	4,509,404
355,000,000	(f)	Korea Monetary Stabilization Bond, 1.96%, 08/04/15(k)	303,341
542,700,000	(f)	Korea Monetary Stabilization Bond, 1.58%, 09/08/15(k)	463,057
433,000,000	(f)	Korea Monetary Stabilization Bond, 2.81%, 10/02/15	370,842
79,900,000	(f)	Korea Monetary Stabilization Bond, 1.67%, 10/06/15(k)	68,100
2,539,900,000	(f)	Korea Monetary Stabilization Bond, 2.13%, 10/08/15	2,172,986
26,300,000	(f)	Korea Monetary Stabilization Bond, 1.49%, 10/13/15(k)	22,407
1,227,100,000	(f)	Korea Monetary Stabilization Bond, 2.90%, 12/02/15	1,053,544
483,000,000	(f)	Korea Monetary Stabilization Bond, 1.52%, 12/15/15(k)	410,401
6,850,980,000	(f)	Korea Monetary Stabilization Bond, 2.80%, 04/02/16	5,902,949
532,200,000	(f)	Korea Monetary Stabilization Bond, 1.74%, 05/09/16	455,368
6,862,000,000	(f)	Korea Monetary Stabilization Bond, 2.79%, 06/02/16	5,923,211
325,600,000	(f)	Korea Monetary Stabilization Bond, 1.62%, 06/09/16	278,347
77,500,000	(f)	Korea Monetary Stabilization Bond, 1.57%, 07/09/16	66,224
14,296,000,000	(f)	Korea Monetary Stabilization Bond, 2.46%, 08/02/16	12,322,000
2,990,700,000	(f)	Korea Monetary Stabilization Bond, 2.22%, 10/02/16	2,573,413
6,400,100,000	(f)	Korea Monetary Stabilization Bond, 2.07%, 12/02/16	5,500,941
769,600,000	(f)	Korea Monetary Stabilization Bond, 1.96%, 02/02/17	660,626
2,153,100,000	(f)	Korea Treasury Bond, 2.75%, 06/10/16	1,858,393
Principal
Amount			Value
SOUTH KOREA (continued)
$1,138,340,000	(f)	Korea Treasury Bond, 3.00%, 12/10/16	$990,481
			45,906,035
SRI LANKA — 0.1%
110,560,000	(f)	Sri Lanka Government Bonds, 10.60%, 07/01/19	896,019
3,400,000	(f)	Sri Lanka Government Bonds, 10.60%, 09/15/19	27,507
3,890,000	(f)	Sri Lanka Government Bonds, 9.25%, 05/01/20	30,066
86,810,000	(f)	Sri Lanka Government Bonds, 11.00%, 08/01/21	713,966
264,000,000	(f)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	1,973,632
385,000,000	(f)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	2,888,637
			6,529,827
UKRAINE — 0.1%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(c)(i)	113,500
100,000	(f)	Ukraine Government International Bond, 4.95%, 10/13/15(c)(i)	65,620
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(c)(i)	115,904
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(c)(i)	2,486,817
1,350,000		Ukraine Government International Bond, 6.75%, 11/14/17(c)(i)	790,020
9,600,000		Ukraine Government International Bond, 7.75%, 09/23/20(c)(i)	5,521,920
1,580,000		Ukraine Government International Bond, 7.80%, 11/28/22(c)(i)	925,090
			10,018,871
Total Government Bonds (Cost $258,441,638)			227,573,683
ASSET-BACKED SECURITIES — 7.6%
CAYMAN ISLANDS — 2.2%
11,750,000		Adams Mill CLO Ltd., Series 2014-1A, Class F, 5.97%, 07/15/26(c)(g)(i)	9,705,203
3,000,000		ALM VI Ltd., Series 2012-6A, Class DR, 5.94%, 07/15/26(g)(i)	2,960,749

88

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount		Value
CAYMAN ISLANDS (continued)
$2,000,000	ALM XVI Ltd., Series 2015-16A, Class D, 5.64%, 07/15/27(g)(i)	$1,855,600
2,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class F, 6.18%, 04/15/27(g)(i)	2,097,406
3,500,000	Apidos CLO XIX, Series 2014-19A, Class E, 5.72%, 10/17/26(g)(i)	3,272,565
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 5.50%, 07/22/26(g)(i)	4,615,583
2,500,000	Apidos CLO XX, Series 2015-20A, Class D, 5.77%, 01/16/27(g)(i)	2,361,771
1,000,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.49%, 12/05/25(g)(i)	976,608
650,000	Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.52%, 08/15/24(g)(i)	650,287
5,000,000	Atrium XI, Series 11A, Class E, 5.39%, 10/23/25(g)(i)	4,578,241
2,500,000	Babson CLO Ltd., Series 2014-3A, Class E1, 5.38%, 01/15/26(g)(i)	2,253,894
750,000	Babson CLO Ltd., Series 2015-2A, Class E, 5.84%, 07/20/27(g)(i)	709,350
2,000,000	Battalion CLO IX Ltd., Series 2015-9A, Class D, 4.18%, 07/15/28(g)(i)	1,934,025
1,250,000	Battalion CLO VII Ltd., Series 2014-7A, Class D, 5.47%, 10/17/26(g)(i)	1,141,723
1,500,000	Battalion CLO VIII Ltd., Series 2015-8A, Class D, 5.74%, 04/18/27(g)(i)	1,384,322
2,500,000	Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.44%, 10/20/26(g)(i)	2,281,588
1,250,000	Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 5.84%, 04/18/27(g)(i)	1,167,590
650,000	BlueMountain CLO Ltd., Series 2011-1A, Class E, 6.03%, 08/16/22(g)(i)	653,327
1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, 5.58%, 11/30/26(g)(i)	1,157,943
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, 5.72%, 04/13/27(g)(i)	1,401,368
500,000	BlueMountain CLO Ltd., Series 2015-2A, Class E, 5.63%, 07/18/27(g)(i)	456,574
1,500,000	Carlyle Global Market Strategies CLO 2015-3 Ltd., Series 2015-3A, Class D, 5.98%, 07/28/28(g)(i)	1,409,400
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 5.59%, 04/20/27(g)(i)	1,386,912
Principal
Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Carlyle Global Market Strategies CLO, Series 2015-2A, Class D, 5.57%, 04/27/27(g)(i)	$924,005
1,500,000	CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.03%, 05/26/27(g)(i)	1,484,472
1,000,000	Dryden Senior Loan Fund, Series 2014-36A, Class E, 5.48%, 11/09/25(g)(i)	920,908
2,000,000	Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 5.86%, 04/18/27(g)(i)	1,882,410
3,000,000	Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.79%, 07/17/23(g)(i)	2,984,650
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, 5.27%, 04/15/27(c)(g)(i)	19,214,206
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.26%, 04/15/27(c)(i)(k)	17,273,200
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, 6.78%, 07/20/27(c)(g)(i)	7,092,800
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.95%, 07/20/27(c)(i)(k)	7,140,000
1,000,000	LCM XVIII LP, Series 18A, Class E, 1.27%, 04/20/27(g)(i)	862,500
1,000,000	LCM XVIII LP, Series 18A, Class E, 5.65%, 04/20/27(g)(i)	927,209
1,000,000	Madison Park Funding XV Ltd., Series 2014-15A, Class D, 5.66%, 01/27/26(g)(i)	941,918
1,250,000	Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.53%, 07/25/23(g)(i)	1,253,046
1,000,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class D, 5.53%, 11/14/25(g)(i)	911,947
1,250,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.42%, 11/22/25(g)(i)	1,146,002
5,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class E, 5.48%, 11/18/26(g)(i)	4,578,712
1,750,000	OZLM Funding III Ltd., Series 2013-3A, Class D, 5.17%, 01/22/25(g)(i)	1,623,041
1,750,000	OZLM Funding Ltd., Series 2012-1A, Class DR, 6.99%, 07/22/27(g)(i)	1,739,062
2,500,000	OZLM VII Ltd., Series 2014-7A, Class D, 5.29%, 07/17/26(g)(i)	2,287,503
1,000,000	OZLM XI Ltd., Series 2015-11A, Class D, 5.67%, 01/30/27(g)(i)	926,769
1,250,000	OZLM XIII Ltd., Series 2015-13A, Class D, 5.73%, 07/30/27(g)(i)	1,160,450

89

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount		Value
CAYMAN ISLANDS (continued)
$2,000,000	Regatta V Funding Ltd., Series 2014-1A, Class D, 5.18%, 10/25/26(g)(i)	$1,767,558
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, 5.54%, 07/20/27(g)(i)	916,951
1,000,000	Stewart Park CLO Ltd., Series 2015-1A, Class E, 5.72%, 04/15/26(g)(i)	929,720
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 5.34%, 10/17/26(g)(i)	1,369,176
1,000,000	Voya CLO Ltd., Series 2012-2AR, Class ER, 6.29%, 10/15/22(g)(i)	994,787
1,000,000	Voya CLO Ltd., Series 2014-4A, Class D, 5.67%, 10/14/26(g)(i)	939,958
3,750,000	Voya CLO Ltd., Series 2015-1A, Class E, 6.78%, 04/18/27(g)(i)	3,288,782
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 5.79%, 04/20/26(c)(g)(i)	9,369,000
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 3.87%, 04/20/26(c)(i)(k)	11,675,711
		158,938,482
UNITED STATES — 5.4%
13,316,922	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.43%, 05/25/35(g)	10,305,300
10,323,188	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.19%, 05/28/39(g)(i)	8,087,887
9,512,414	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.32%, 12/25/36(g)	7,517,280
3,987,125	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.54%, 03/25/36(g)	1,445,129
3,987,125	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.54%, 03/25/36(g)	1,445,129
17,389,128	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.38%, 10/25/36(g)	13,650,170
8,000,000	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.39%, 12/25/36(g)(i)	7,434,112
3,848,475	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(g)	2,160,738
3,607,946	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(g)	2,051,680
Principal
Amount		Value
UNITED STATES (continued)
$6,109,455	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(g)	$3,553,570
8,203,000	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, 0.34%, 07/25/36(g)	6,274,885
4,115,541	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.39%, 02/25/37(g)	3,871,811
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.61%, 02/25/37(g)	3,134,147
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.33%, 12/25/36(g)	5,283,399
5,700,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.41%, 12/25/36(g)	3,695,840
2,455,801	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.34%, 09/25/46(g)	2,193,654
8,044,378	Countrywide Asset-Backed Certificates, Series 2006-12, Class 2A2, 0.34%, 12/25/36(g)	7,415,871
11,566,547	Countrywide Asset-Backed Certificates, Series 2006-16, Class 1A, 0.33%, 12/25/46(g)	8,405,294
6,316,089	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A2, 0.35%, 03/25/37(g)	5,839,395
7,129,411	Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.36%, 03/25/37(g)	7,161,629
3,276,400	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, STEP, 6.28%, 06/25/21	3,331,427
3,242,543	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(g)	3,447,997
8,024,677	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, 0.57%, 05/25/37(g)	6,282,402
4,160,250	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/25/35	4,099,927
5,288,454	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	4,785,395
3,738,499	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.49%, 12/15/33(g)(i)	3,016,595

90

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$3,561,160	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, 0.43%, 02/15/30(g)(i)	$2,968,049
3,222,830	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, 0.38%, 05/15/35(g)(i)	2,718,586
3,247,748	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.33%, 11/25/36(g)	1,849,128
8,310,647	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.35%, 11/25/36(g)	4,911,243
6,379,136	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.33%, 03/25/37(g)	4,086,921
8,932,926	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.36%, 02/25/37(g)	5,055,929
7,700,848	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.34%, 01/25/37(g)	3,972,775
7,077,362	GFT Mortgage Loan Trust, Series 2015-GFT1, Class A, STEP, 3.72%, 01/25/55(i)	7,077,362
6,525,848	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, 0.42%, 02/25/36(g)	6,080,263
9,882,322	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(g)	10,134,035
854,785	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(g)	647,456
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class E1, 5.72%, 03/17/27(g)(i)	924,204
4,000,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 3.93%, 08/17/32(g)(i)	3,930,200
1,784,338	Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, STEP, 6.24%, 02/25/36(i)	1,842,016
8,050,000	Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M4, 1.24%, 07/15/35(g)	6,263,061
12,093,080	Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, 0.41%, 02/25/36(g)	9,473,936
24,176,568	Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A3, 0.38%, 02/25/36(g)	15,384,348
Principal Amount		Value
UNITED STATES (continued)
$1,516,287	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, 0.30%, 11/25/36(g)	$672,313
20,915,223	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 0.35%, 11/25/36(g)	9,423,981
4,110,945	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, 0.41%, 11/25/36(g)	1,862,801
9,202,916	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 0.38%, 03/25/46(g)	4,343,648
22,998,893	Long Beach Mortgage Loan Trust, Series 2006-6, Class 1A, 0.33%, 07/25/36(g)	14,929,709
5,892,285	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.31%, 08/25/36(g)	3,180,620
8,170,441	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.35%, 10/25/36(g)	5,107,408
5,397,434	Mastr Second Lien Trust, Series 2006-1, Class A, 0.51%, 03/25/36(g)	1,260,203
1,985,875	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.43%, 06/25/36(g)	1,486,920
13,036,475	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.34%, 09/25/36(g)	7,397,678
4,395,839	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.42%, 11/25/36(g)	2,649,091
10,601,619	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.33%, 05/25/37(g)	7,622,320
6,528,004	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	3,530,031
1,210,451	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(g)	953,785
2,297,407	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(g)	2,463,891
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(i)	2,017,900
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(i)	4,009,680
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(i)	15,428,850

91

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$20,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(i)	$20,760,600
13,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(i)	13,025,090
2,500,000	Progress Residential Trust, Series 2014-SFR1, Class F, 4.89%, 10/17/31(g)(i)	2,441,950
6,000,000	Progress Residential Trust, Series 2015-SFR1, Class E, 4.19%, 02/17/32(g)(i)	6,037,164
16,735,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ2, Class A3, 0.46%, 05/25/36(g)	15,188,652
4,520,055	Residential Asset Securities Corp. Trust, Series 2002-KS4, Class AIIA, 0.68%, 07/25/32(g)	3,984,858
2,000,000	Silver Bay Realty Trust, Series 2014-1, Class E, 3.44%, 09/17/31(g)(i)	1,956,900
4,478,927	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.40%, 06/25/37(g)	2,745,381
5,000,000	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.61%, 10/25/27(i)	5,064,700
7,993,401	US Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 01/27/35(i)	7,995,871
		390,752,170
Total Asset-Backed Securities (Cost $551,861,710)		549,690,652
NON-AGENCY MORTGAGE-BACKED SECURITIES — 9.8%
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
2,605,135	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.71%, 07/25/35(g)	2,468,204
3,396,156	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.80%, 03/25/37(g)	2,663,092
3,700,661	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,524,946
372,142	American Home Mortgage Assets Trust, Series 2007-4, Class A2, 0.38%, 08/25/37(g)	362,202
2,569,188	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4D, STEP, 5.33%, 09/25/35	2,257,262
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,112,771	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.19%, 12/25/35(g)	$1,472,206
33	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	32
4,465,896	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	3,773,521
761,112	Banc of America Funding Corp., Series 2005-F, Class 6A1, 4.96%, 09/20/35(g)	734,283
1,662,446	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.76%, 02/20/36(g)	1,343,077
1,656,453	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.82%, 06/20/36(g)	1,361,003
9,440,440	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.35%, 02/20/47(g)	8,132,042
2,011,343	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.73%, 10/25/35(g)	1,765,670
10,048,610	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.40%, 05/25/47(g)	7,418,487
5,858,118	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.98%, 03/27/47(g)(i)	5,469,314
6,250,000	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 0.41%, 06/26/47(g)(i)	5,284,932
4,485,843	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.99%, 02/25/36(g)	3,733,369
1,364,464	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 4.71%, 08/25/35(g)	1,199,255
7,669,115	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.36%, 02/25/36(g)	7,608,299
1,326,514	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.77%, 05/25/47(g)	1,182,384
7,517,197	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.43%, 05/25/37(g)	6,591,424
4,093,458	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 4.87%, 11/25/35(g)	3,079,640
4,142,345	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.63%, 04/25/36(g)	3,116,265
8,301,889	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 0.51%, 11/25/36(g)	6,265,220

92

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,987,910	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, 0.48%, 11/25/36(g)	$7,407,543
2,000,000	BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/01/21(g)(i)	1,999,100
749,245	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.74%, 05/25/35(g)	736,486
788,248	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.26%, 06/25/36(g)	751,297
7,322,682	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(i)	6,137,065
1,025,913	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	955,966
2,617,997	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.49%, 08/25/35(g)	2,243,382
4,735,144	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.50%, 08/25/35(g)	3,740,655
7,908,065	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.54%, 09/25/35(g)	6,842,611
3,100,667	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.52%, 12/25/35(g)	2,612,848
227,447	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.17%, 12/25/35(g)	204,851
7,010,022	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.64%, 04/25/35(g)	5,772,003
3,915,973	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.64%, 05/25/35(g)	3,226,969
2,099,209	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	1,923,175
6,174,899	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.54%, 05/25/36(g)	4,008,992
3,548,843	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	2,881,451
7,331,010	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,163,239
3,555,465	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,494,806
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,748,687	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.54%, 06/25/36(g)	$1,872,793
2,748,687	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.96%, 06/25/36(g)	708,820
2,833,511	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	2,542,316
1,087,496	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	976,671
2,888,243	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.59%, 03/25/36(g)	1,761,184
8,112,840	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	6,834,897
1,676,740	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,475,360
2,990,020	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	2,596,898
2,165,853	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,856,756
2,653,179	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,221,303
6,066,705	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	5,079,185
463,562	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	434,131
1,315,169	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.59%, 05/25/36(g)	1,014,902
7,612,032	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	5,628,108
5,745,787	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.18%, 11/20/36(g)	4,156,577
12,382,701	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.38%, 08/25/46(g)	9,364,331
11,273,985	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, 1.90%, 11/25/46(g)	9,507,735
6,793,776	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 0.38%, 11/25/46(g)	5,645,649

93

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,427,975	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 1.02%, 11/25/46(g)	$6,693,540
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.47%, 10/25/46(g)	2,084,185
6,629,506	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 0.31%, 12/25/46(g)	5,735,577
8,929,440	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.38%, 03/20/47(g)	7,023,773
3,827,941	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 0.35%, 02/25/47(g)	3,266,639
3,192,961	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.40%, 05/25/36(g)	2,570,516
11,258,008	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.40%, 07/25/46(g)	8,971,146
8,833,426	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 1.97%, 06/25/46(g)	7,710,167
16,624,820	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.38%, 07/25/46(g)	13,643,358
11,376,750	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, 0.42%, 03/25/36(g)	10,968,210
9,631,195	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.37%, 11/25/36(g)	9,050,348
7,928,809	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, 0.37%, 04/25/46(g)	6,782,477
4,024,780	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	3,326,964
4,053,936	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	3,409,470
2,079,220	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,733,529
7,188,775	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	5,678,953
7,485,918	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	6,434,409
1,928,782	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,543,440
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,051,977	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 2.98%, 03/25/47(g)	$6,553,452
4,898,240	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 5.38%, 11/25/36	4,529,368
7,050,216	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, 1.01%, 03/25/47(g)	5,308,355
5,661,357	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.32%, 03/25/47(g)	3,836,232
3,211,053	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	2,668,812
4,654,094	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.46%, 01/25/36(g)	4,196,950
1,421,042	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	1,379,349
4,274,736	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.39%, 03/20/36(g)	4,046,662
13,467,206	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.13%, 04/25/46(g)	7,584,677
5,725,192	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.39%, 04/25/46(g)	5,013,448
2,264,854	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.61%, 07/25/36(g)(i)	2,059,484
4,716,670	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	4,240,659
584,006	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	553,284
4,387,514	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	4,281,586
906,496	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.53%, 01/27/36(g)(i)	894,303
2,734,870	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.64%, 08/25/46(g)(i)	2,677,807

94

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,784,351	Credit Suisse Mortgage Capital Certificates, Series 2013-7R, Class 6A1, 3.74%, 06/26/47(g)(i)	$7,839,963
4,770,367	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 14.50%, 04/27/37(g)(i)	3,797,141
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, 0.34%, 05/25/28(g)(i)	3,806,250
1,996,423	Credit Suisse Mortgage Trust, Series 2015-5R, Class 3A1, 4.45%, 01/29/37(i)	1,996,363
12,279,270	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.48%, 10/27/36(g)(i)	6,527,120
8,107,966	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 4.75%, 01/27/37(g)(i)	7,540,408
3,433,499	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, 0.33%, 08/25/37(g)	2,890,597
3,622,448	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 0.94%, 04/25/47(g)	3,161,698
4,473,686	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.32%, 08/25/47(g)	3,768,427
2,000,000	Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.19%, 07/25/24(g)	1,824,674
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3, 3.94%, 09/25/24(g)	2,407,965
1,391,608	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 2.99%, 11/19/35(g)	1,280,510
6,507,202	GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.41%, 06/25/37(g)	5,445,077
7,378,485	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.54%, 01/25/35(g)(i)	6,188,941
2,684,607	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.54%, 01/25/36(g)(i)	2,333,149
1,323,735	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.64%, 01/25/35(g)	1,330,224
2,119,631	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.70%, 05/25/35(g)	2,041,175
246,987	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.62%, 10/25/35(g)	246,240
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$666,486	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	$645,106
1,313,304	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	1,293,128
2,290,969	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.43%, 01/25/36(g)	2,075,187
2,171,827	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	1,980,252
2,319,284	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.21%, 04/25/37(g)	1,732,118
2,915,123	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.37%, 12/25/36(g)	2,522,605
1,366,737	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.79%, 04/25/47(g)	1,033,900
6,980,792	Impac CMB Trust, Series 2005-7, Class A1, 0.71%, 11/25/35(g)	5,815,000
64,758,133	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 7.80%, 07/25/47(k)	5,670,287
4,665,619	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.85%, 06/25/36(g)	3,558,757
6,439,352	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 2.92%, 01/25/37(g)	5,229,636
13,038,207	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 0.40%, 11/25/36(g)	11,068,238
1,042,504	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.25%, 03/25/37(g)	1,065,029
5,746,147	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.34%, 03/25/37(g)	5,374,107
5,942,485	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.11%, 10/25/37(g)	4,659,003
714,615	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	696,356
5,597,690	JPMorgan Resecuritization Trust, Series 2015-3, Class 2A1, 4.30%, 05/25/25(g)(i)	5,478,374
8,817,146	Lehman XS Trust, Series 2006-12N, Class A31A, 0.39%, 08/25/46(g)	6,710,686
6,146,548	Lehman XS Trust, Series 2007-20N, Class A1, 1.34%, 12/25/37(g)	4,526,023

95

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,669,484	LSTAR Securities Investment Trust, Series 2014-1, 3.28%, 09/01/21(g)(i)	$4,686,160
4,468,382	LSTAR Securities Investment Trust, Series 2015-2, Class A, 2.18%, 01/01/20(g)(i)	4,432,116
1,366,464	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.35%, 07/25/35(g)	1,160,499
8,056,589	Mastr Resecuritization Trust, Series 2008-3, Class A1, 0.62%, 08/25/37(g)(i)	5,807,089
4,270,115	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.70%, 05/25/36(g)	3,458,229
1,699,273	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	1,507,836
12,690,545	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.47%, 05/26/37(g)(i)	8,089,834
12,127,619	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(g)	6,619,472
6,865,453	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(i)	6,697,682
2,980,191	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(i)	2,950,529
1,994,035	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,652,403
1,650,312	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.52%, 04/25/37(g)	1,059,602
2,530,715	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.02%, 11/25/35(g)	2,340,823
352,103	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	328,759
7,871,521	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.58%, 08/25/36(g)	6,784,803
4,360,050	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.47%, 05/25/35(g)	3,753,729
4,387,595	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 2.59%, 10/25/36(g)	3,243,977
7,551,536	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.45%, 10/25/36(g)	5,270,979
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$963,530	Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A, 0.47%, 02/25/36(g)	$778,942
4,126,307	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 0.37%, 09/25/47(g)	3,533,704
5,405,689	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.41%, 05/25/46(g)	3,060,361
6,654,331	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.54%, 06/25/35(g)(i)	5,375,947
778,138	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 2.57%, 02/25/37(g)	674,646
3,118,776	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 2.71%, 04/25/37(g)	2,628,268
1,186,924	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 2.80%, 04/25/37(g)	922,005
4,913,337	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 06/25/47(g)	4,679,998
222,073	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.34%, 12/25/35(g)	208,876
3,982,952	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.19%, 10/25/46(g)	3,662,137
9,014,441	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A, 1.93%, 01/25/47(g)	8,109,932
6,346,754	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.16%, 02/25/46(g)	5,819,377
2,551,935	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.22%, 07/25/37(g)	2,165,756
5,334,729	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 0.94%, 05/25/47(g)	4,563,268
2,394,902	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,119,960
5,719,643	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	2,944,449

96

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,640,364	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.13%, 08/25/46(g)	$1,834,549
585,151	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.70%, 07/25/36(g)	578,217
1,230,452	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.64%, 04/25/36(g)	1,205,699
		630,307,639
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
6,000,000	BXHTL Mortgage Trust, Series 2015-JWRZ, 2.35%, 05/15/29(g)(i)	5,708,902
4,000,000	BXHTL Mortgage Trust, Series 2015-JWRZ, 2.35%, 05/15/29(g)(i)	3,789,764
3,000,000	Carefree Portfolio Trust, Series 2014-CARE, Class E, 4.19%, 11/15/19(g)(i)	3,015,696
1,500,000	Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 6.16%, 11/15/19(g)(i)	1,501,425
7,000,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.44%, 12/15/27(g)(i)	7,018,004
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class D, 4.29%, 01/10/23(g)(i)	947,689
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.34%, 08/15/27(g)(i)	2,003,060
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, 2.63%, 08/15/27(g)(i)	4,340,907
15,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/15/34(g)(i)	13,863,525
10,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.38%, 12/15/34(g)(i)	8,990,740
3,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.08%, 07/15/31(g)(i)	2,972,838
1,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.14%, 07/31/31(g)(i)	989,579
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class D, 5.62%, 05/15/45(g)	4,016,160
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.08%, 02/12/51(g)	$5,617,597
3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 6.41%, 10/15/19(g)(i)	3,017,970
4,000,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class C, 5.84%, 07/12/44(g)	4,115,632
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.95%, 02/15/51(g)	3,446,422
3,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 03/15/47(g)(i)	2,764,380
		78,120,290
Total Non-Agency Mortgage-Backed Securities (Cost $657,414,516)		708,427,929
U.S. GOVERNMENT AGENCIES — 45.5%
Federal Farm Credit Bank — 0.1%
800,000	0.04%, 08/06/15(p)	799,997
8,000,000	0.05%, 08/21/15(p)	7,999,820
		8,799,817
Federal Home Loan Bank — 45.4%
11,900,000	0.05%, 08/03/15(p)	11,900,000
8,000,000	0.06%, 08/04/15(p)	7,999,988
238,060,000	0.08%, 08/05/15(p)	238,059,182
16,200,000	0.04%, 08/05/15(p)	16,199,963
7,800,000	0.05%, 08/05/15(p)	7,799,978
300,000	0.06%, 08/05/15(p)	299,999
189,205,000	0.06%, 08/06/15(p)	189,204,161
331,250,000	0.07%, 08/07/15(p)	331,247,758
7,000,000	0.04%, 08/07/15(p)	6,999,969
3,000,000	0.04%, 08/07/15(p)	2,999,987
3,000,000	0.05%, 08/07/15(p)	2,999,985
34,600,000	0.07%, 08/10/15(p)	34,599,621
1,800,000	0.05%, 08/10/15(p)	1,799,984
300,000,000	0.06%, 08/11/15(p)	299,996,000
10,300,000	0.04%, 08/11/15(p)	10,299,908
96,885,000	0.04%, 08/12/15(p)	96,884,031
94,175,000	0.07%, 08/12/15(p)	94,173,563
55,325,000	0.05%, 08/12/15(p)	55,324,345
53,720,000	0.06%, 08/12/15(p)	53,719,261
1,900,000	0.05%, 08/12/15(p)	1,899,976
400,000	0.07%, 08/12/15(p)	399,993

97

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Federal Home Loan Bank (continued)
$186,100,000	0.07%, 08/14/15(p)	$186,096,298
11,930,000	0.04%, 08/14/15(p)	11,929,855
5,000,000	0.05%, 08/14/15(p)	4,999,923
4,680,000	0.04%, 08/14/15(p)	4,679,943
1,000,000	0.06%, 08/14/15(p)	999,982
98,070,000	0.06%, 08/17/15(p)	98,067,826
49,020,000	0.05%, 08/17/15(p)	49,019,099
34,700,000	0.04%, 08/17/15(p)	34,699,460
16,500,000	0.05%, 08/17/15(p)	16,499,711
300,000	0.06%, 08/17/15(p)	299,993
100,000	0.07%, 08/17/15(p)	99,997
6,000,000	0.04%, 08/18/15(p)	5,999,913
208,100,000	0.07%, 08/19/15(p)	208,093,744
94,600,000	0.05%, 08/19/15(p)	94,597,940
700,000	0.07%, 08/19/15(p)	699,980
61,500,000	0.05%, 08/20/15(p)	61,498,551
300,000	0.06%, 08/20/15(p)	299,992
150,000,000	0.06%, 08/21/15(p)	149,995,125
61,500,000	0.05%, 08/21/15(p)	61,498,463
50,000,000	0.04%, 08/21/15(p)	49,999,000
21,590,000	0.06%, 08/21/15(p)	21,589,365
68,000,000	0.06%, 09/03/15(p)	67,996,487
59,800,000	0.07%, 09/09/15(p)	59,795,698
25,700,000	0.07%, 09/09/15(p)	25,698,283
19,500,000	0.06%, 09/09/15(p)	19,498,892
220,000,000	0.07%, 09/11/15(p)	219,984,182
50,000,000	0.05%, 09/11/15(p)	49,997,292
25,000,000	0.06%, 09/11/15(p)	24,998,510
11,380,000	0.07%, 09/11/15(p)	11,379,137
117,000,000	0.06%, 09/14/15(p)	116,991,909
16,000,000	0.06%, 09/14/15(p)	15,998,880
2,800,000	0.06%, 09/15/15(p)	2,799,682
1,800,000	0.09%, 09/15/15(p)	1,799,807
430,000	0.06%, 09/15/15(p)	429,969
26,500,000	0.06%, 09/16/15(p)	26,498,057
3,200,000	0.07%, 09/16/15(p)	3,199,725
19,500,000	0.07%, 09/17/15(p)	19,498,382
15,000,000	0.07%, 09/17/15(p)	14,998,781
3,400,000	0.06%, 09/17/15(p)	3,399,745
30,000,000	0.07%, 09/18/15(p)	29,997,432
3,000,000	0.06%, 09/18/15(p)	2,999,770
25,000,000	0.07%, 09/21/15(p)	24,997,788
5,000,000	0.06%, 09/21/15(p)	4,999,592
5,470,000	0.06%, 09/22/15(p)	5,469,543
4,355,000	0.10%, 10/21/15(p)	4,354,425
		3,284,253,780
Total U.S. Government Agencies (Cost $3,293,053,265)		3,293,053,597

Shares		Value
CASH SWEEP — 3.9%
UNITED STATES — 3.9%
279,259,844	Citibank - US Dollars on Deposit in Custody Account, 0.02%(q)	$279,259,844
Total Cash Sweep (Cost $279,259,844)		279,259,844
TOTAL INVESTMENTS — 99.6% (Cost $7,217,627,555)(a)		7,210,642,817
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		31,276,422
NET ASSETS — 100.0%		$7,241,919,239

Shares
SECURITIES SOLD SHORT — 0.0%
(9,600)	Halliburton Co.	(401,184)
(17,000)	Nabors Industries Ltd.	(197,370)
(4,800)	Schlumberger Ltd.	(397,536)
(56,300)	Weatherford International Plc	(601,284)
Total Securities Sold Short (Proceeds received $(1,608,037))		$(1,597,374)

Contracts		Value
CALL OPTIONS WRITTEN — 0.0%
(150)	Chicago Board of Trade Corn Futures, Strike $440.00, Expires 11/20/15	(54,375)
(150)	Chicago Board of Trade Corn Futures, Strike $450.00, Expires 11/20/15	(45,000)
(100)	Chicago Board of Trade Soybean Futures, Strike $1,200.00, Expires 10/23/15	(8,125)
(100)	Chicago Mercantile Exchange Live Cattle Futures, Strike $162.00, Expires 01/28/16	(34,000)
(500)	Citigroup, Inc., Strike $57.50, Expires 12/18/15	(180,000)
(500)	Gilead Sciences, Inc., Strike $115.00, Expires 11/20/15	(437,500)
(2,500)	iShares MSCI Germany ETF, Strike $32.00, Expires 01/15/16	(75,000)
(1,000)	Medtronic Plc, Strike $80.00, Expires 08/21/15	(43,000)
(500)	Medtronic Plc, Strike $82.50, Expires 08/21/15	(4,500)
(1)	Walgreen Co., Strike $57.50, Expires 01/15/16	(4,045)
(401)	WisdomTree Japan Hedged Equity Fund, Strike $50.00, Expires 08/21/15	(304,760)

98

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts		Value
(397)	WisdomTree Japan Hedged Equity Fund, Strike $52.00, Expires 08/21/15	$(224,305)
Total Call Options Written (Premiums received $(1,514,797))		(1,414,610)
PUT OPTIONS WRITTEN — 0.0%
(250)	Intercontinental Exchange, Inc. Canola Futures, Strike $460.00, Expires 10/23/15	(19,498)
(150)	Chicago Board of Trade Corn Futures, Strike $400.00, Expires 11/20/15	(263,437)
(500)	Chicago Board of Trade Corn Futures, Strike $320.00, Expires 11/20/15	(78,125)
(150)	Chicago Board of Trade Corn Futures, Strike $380.00, Expires 11/20/15	(170,625)
(158)	Chicago Mercantile Exchange Live Cattle Futures, Strike $130.00, Expires 01/28/16	(39,500)
(75)	London Metal Exchange Nickel Futures, Strike $11,500.00, Expires 03/02/16	(569,700)
(10)	COMEX Silver Futures, Strike $13.50, Expires 11/24/15	(21,550)
(100)	Chicago Board of Trade Soybean Futures, Strike $960.00, Expires 10/23/15	(239,375)
Total Put Options Written (Premiums received $(975,699))		(1,401,810)

Contracts/ Notional Amount ($)		Value
STRUCTURED OPTIONS — 1.9%
$16,400,000	AUD/USD foreign exchange rate, One purchased call strike 0.775, One written call strike 0.72, One written put strike 0.775 with a barrier level strike of 0.80 ($10,000,000 notional amount), Expires 02/04/16, Broker Bank of America N.A.(r)	$645,595
$23,850,000	AUD/USD foreign exchange rate, One purchased put strike 0.76, One written put strike 0.71, One written call strike 0.77 with a barrier level strike of 0.79 ($15,000,000 notional amount), Expires 04/11/16, Broker Bank of America N.A.(r)	652,794
Contracts/ Notional Amount ($)		Value
$78,125,000	CAD/MXN foreign exchange rate, One written put strike 1.05, Expires 09/04/15, Broker Goldman Sachs International	$(82,089)
174,624	ConocoPhillips, One purchased call strike 58.4113, One written call strike 64.7106, One written put strike 57.266 with a barrier level strike of 37.2229, Expires 08/18/16, Broker JPMorgan Chase Bank N.A.	(1,020,932)
153,280	ConocoPhillips, One purchased call strike 66.54, One written call strike 75.03, One written put strike 65.24 with a barrier level strike of 42.41, Expires 02/19/16, Broker Bank of America N.A.	(1,314,514)
3,295	DAXK Index, One purchased call strike 4,553.00, One written call strike 5,190.42, One written put strike 4,553.00 with a barrier level strike of 3,505.81, Expires 12/18/15, Broker Goldman Sachs International	1,817,008
1,607	DAXK Index, One purchased call strike 4,666.16, One written put strike 4,666.16 with a barrier level strike of 4,003.565, Expires 09/18/15, Broker JPMorgan Chase Bank N.A.	1,635,282
2,113	DAXK Index, One purchased call strike 4,731.94, One written call strike 5,347.0922, One written put strike 4,731.94 with a barrier level strike of 3,596.27, Expires 12/18/15, Broker JPMorgan Chase Bank N.A.	1,056,498
2,107	DAXK Index, One purchased call strike 4,746.018, One written put strike 4,746.018 with a barrier level strike of 4,098.187, Expires 10/16/15, Broker JPMorgan Chase Bank N.A.	1,996,683
4,986	DAXK Index, One purchased call strike 4,753.3908, One written call strike 4,991.0603, One written put strike 4,753.3908 with a barrier level strike of 4,373.12 (1,578 contracts), Expires 09/18/15, Broker JPMorgan Chase Bank N.A.(s)	1,138,208

99

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
7,378	DAXK Index, One purchased call strike 4,947.294, One written call strike 5,145.1858, One written put strike 4,947.294 with a barrier level strike of 4,551.5105 (2,021 contracts), Expires 08/21/15, Broker Citibank N.A.(s)	$1,431,234
1,831	DAXK Index, One purchased call strike 5,463.00, One written call strike 6,063.93, One purchased put strike 5,408.37, One written put strike 5,463.00 with a barrier level strike of 4,467.095, Expires 09/18/15, Broker BNP Paribas SA	493,634
1,821	DAXK Index, One purchased call strike 5,544.90, One purchased put strike 5,435.10, One written put strike 5,490.00 with a barrier level strike of 4,661.01 (3,643 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(s)	386,911
1,802	DAXK Index, One purchased call strike 5,549.08, One purchased put strike 5,382.61, One written put strike 5,549.08 with a barrier level strike of 4,574.11 (3,604 contracts), Expires 09/15/16, Broker BNP Paribas SA(s)	153,543
5,313	DAXK Index, One purchased call strike 5,702.50, One written call strike 5,987.625, One purchased put strike 5,588.45 (1,754 contracts), One purchased put strike 5,588.45 with a barrier level strike of 5,189.275 (1,754 contracts), One written put strike 5,702.50 with a barrier level strike of 5,189.275 (3,507 contracts), Expires 07/14/16, Broker Goldman Sachs International(s)	(48,660)
1,732	DAXK Index, One purchased call strike 5,775.00, One purchased put strike 5,544.00, One written put strike 5,775.00 with a barrier level strike of 4,879.875 (3,463 contracts), Expires 05/19/16, Broker Goldman Sachs International(s)	(277,237)
Contracts/ Notional Amount ($)		Value
5,891	DAXK Index, One purchased call strike 5,813.84, One written call strike 6,104.532, One purchased put strike 5,697.5632 (1,720 contracts), One purchased put strike 5,697.5632 with a barrier level strike of 5,290.59 (1,720 contracts), One written put strike 5,813.84 with a barrier level strike of 5,290.59 (3,440 contracts), Expires 06/16/16, Broker JPMorgan Chase Bank N.A.(s)	$(84,850)
7,106	DAXK Index, One purchased call strike 5,889.604, One written call strike 6,184.0842, One purchased put strike 5,771.812 (2,547 contracts), One purchased put strike 5,771.812 with a barrier level strike of 5,359.54 (2,547 contracts), One written put strike 5,889.604 with a barrier level strike of 5,359.54 (5,094 contracts), Expires 07/29/16, Broker Citibank N.A.(s)	(480,026)
2,544	DAXK Index, One purchased call strike 5,895.30, One written call strike 6,484.83, One purchased put strike 5,836.347, One written put strike 5,895.30 with a barrier level strike of 4,922.58 (5,089 contracts), Expires 11/20/15, Broker JPMorgan Chase Bank N.A.(s)	57,317

5,160	DAXK Index, One purchased call strike 6,163.15, One written call strike 6,471.31, One purchased put strike 6,039.89 with a barrier level strike of 5,608.47 (1,623 contracts), One written put strike 6,163.15 with a barrier level strike of 5,608.47 (3,245 contracts), Expires 05/19/16, Broker Credit Suisse International(s)	(523,585)
3,207	DAXK Index, One purchased call strike 6,297.956, One purchased put strike 6,110.888, One written put strike 6,235.60 with a barrier level strike of 5,275.3176 (6,415 contracts), Expires 11/20/15, Broker Goldman Sachs International(s)	(1,242,264)

100

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
3,167	DAXK Index, One purchased call strike 6,378.15, One purchased put strike 6,188.70, One written put strike 6,378.15 with a barrier level strike of 6,315.00 (6,334 contracts), Expires 12/17/15, Broker BNP Paribas SA(s)	$(1,703,335)
$5,000,000	EUR/MXN foreign exchange rate, One purchased call strike 17.75, One written put strike 20.10, Expires 02/23/16, Broker Bank of America N.A.	111,567
$15,000,000	EUR/USD foreign exchange rate, One purchased call strike 1.09, One purchased put strike 1.07, One written put strike 1.03, One written call strike 1.09 with a barrier level strike of 1.1331 ($30,000,000 notional amount), Expires 07/31/15, Broker Bank of America N.A.(r)	53,975
$30,500,000	EUR/USD foreign exchange rate, One purchased call strike 1.11, One written call strike 1.04, One written call strike 1.11 with a barrier level strike of 1.15 ($15,000,000 notional amount), Expires 03/07/16, Broker Bank of America N.A.(r)	315,054
$24,300,000	EUR/USD foreign exchange rate, One purchased call strike 1.12, One written call strike 1.05, One written put strike 1.12 with a barrier level strike of 1.17 ($10,000,000 notional amount), Expires 02/24/16, Broker Bank of America N.A.(r)	422,068
$27,050,000	EUR/USD foreign exchange rate, One purchased call strike 1.15, One written call strike 1.08, One written put strike 1.15 with a barrier level strike of 1.20 ($10,000,000 notional amount), Expires 02/16/16, Broker Goldman Sachs International(r)	719,077
Contracts/ Notional Amount ($)		Value
$21,800,000	EUR/USD foreign exchange rate, One purchased call strike 1.225, One written call strike 1.15, One written put strike 1.225 with a barrier level strike of 1.27 ($10,000,000 notional amount), Expires 01/18/16, Broker Bank of America N.A.(r)	$1,087,430
$42,600,000	EUR/USD foreign exchange rate, One purchased call strike 1.25, One written call strike 1.17, One written put strike 1.25 with a barrier level strike of 1.29 ($25,000,000 notional amount), Expires 10/05/15, Broker Bank of America N.A.(r)	2,499,781
$49,750,000	EUR/USD foreign exchange rate, One purchased call strike 1.27, One written call strike 1.19, One written put strike 1.269 with a barrier level strike of 1.31 ($30,000,000 notional amount), Expires 09/28/15, Broker Bank of America N.A.(r)	2,867,939
$78,125,000	EUR/USD foreign exchange rate, One purchased call strike 1.30, Expires 09/04/15, Broker Goldman Sachs International	113,782
$57,600,000	EUR/USD foreign exchange rate, One purchased put strike 1.085, One written put strike 1.03, One written call strike 1.085 with a barrier level strike of 1.13 ($20,000,000 notional amount), Expires 07/29/16, Broker JPMorgan Chase Bank N.A.(r)	(41,986)
$26,475,000	EUR/USD foreign exchange rate, One purchased put strike 1.24, One written put strike 1.16, One written call strike 1.24 with a barrier level strike of 1.29 ($15,000,000 notional amount), Expires 12/07/15, Broker JPMorgan Chase Bank N.A.(r)	1,479,683

101

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$42,500,000	EUR/USD foreign exchange rate, One purchased put strike 1.25, One written put strike 1.17, One written call strike 1.25 with a barrier level strike of 1.28 ($25,000,000 notional amount), Expires 11/02/15, Broker JPMorgan Chase Bank N.A.(r)	$2,442,528
$16,600,000	EUR/USD foreign exchange rate, One purchased put strike 1.255, One written put strike 1.17, One written call strike 1.255 with a barrier level strike of 1.29 ($10,000,000 notional amount), Expires 12/15/15, Broker JPMorgan Chase Bank N.A.(r)	981,104
$43,100,000	EUR/USD foreign exchange rate, One purchased put strike 1.26, One written put strike 1.20, One written call strike 1.26 with a barrier level strike of 1.30 ($20,000,000 notional amount), Expires 10/01/15, Broker JPMorgan Chase Bank N.A.(r)	1,858,136
$16,900,000	EUR/USD foreign exchange rate, One purchased put strike 1.28, One written put strike 1.21, One written call strike 1.28 with a barrier level strike of 1.33 ($10,000,000 notional amount), Expires 11/16/15, Broker Goldman Sachs International(r)	824,428
$10,000,000	Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, Broker Citibank N.A.	3,747,905
3,839	Euro STOXX 50 Index, One purchased call strike 2,605.00, Expires 01/19/18, Broker JPMorgan Chase Bank N.A.	3,678,570
3,764	Euro STOXX 50 Index, One purchased call strike 2,657.00, Expires 01/19/18, Broker JPMorgan Chase Bank N.A.	3,457,759
5,516	Euro STOXX 50 Index, One purchased call strike 2,719.48, Expires 02/16/18, Broker JPMorgan Chase Bank N.A.	4,824,035
Contracts/ Notional Amount ($)		Value
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, One written put strike 2,725.10 with a barrier level strike of 2,125.58, Expires 12/16/16, Broker Goldman Sachs International	$4,561,700
$10,000,000	Euro STOXX 50 Index, One purchased call strike 2,730.95, Expires 05/18/18, Broker JPMorgan Chase Bank N.A.	3,082,922
$7,875,000	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, One written put strike 2,797.2047 with a barrier level strike of 2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank N.A.(r)	2,205,752
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, Broker Goldman Sachs International	4,172,087
13,414	Euro STOXX 50 Index, One purchased call strike 3,041.57, One written call strike 3,224.0642, One written put strike 3,041.57 with a barrier level strike of 2,767.83 (3,945 contracts), Expires 01/15/16, Broker JPMorgan Chase Bank N.A.(s)	1,961,113
3,285	Euro STOXX 50 Index, One purchased call strike 3,044.06, One written call strike 3,226.70, One written put strike 3,044.06 with a barrier level strike of 2,770.09, Expires 09/18/15, Broker BNP Paribas SA	1,756,732
7,236	Euro STOXX 50 Index, One purchased call strike 3,171.437, One written call strike 3,361.7232, One written put strike 3,171.437 with a barrier level strike of 2,917.722 (2,365 contracts), Expires 09/18/15, Broker JPMorgan Chase Bank N.A.(s)	1,227,964

102

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
12,142	Euro STOXX 50 Index, One purchased call strike 3,197.60, One written call strike 3,421.432, One written put strike 3,197.60 with a barrier level strike of 2,941.792 (4,691 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(s)	$2,559,846
3,125	Euro STOXX 50 Index, One purchased call strike 3,200.00, One written call strike 3,616.00, One written put strike 3,200.00 with a barrier level strike of 2,400.00, Expires 01/15/16, Broker BNP Paribas SA	815,012
11,174	Euro STOXX 50 Index, One purchased call strike 3,248.70, One written call strike 3,443.62, One written put strike 3,248.70 with a barrier level strike of 2,956.32 (3,694 contracts), Expires 12/18/15, Broker Credit Suisse International(s)	1,483,392
2,972	Euro STOXX 50 Index, One purchased call strike 3,365.20, One purchased put strike 3,264.24, One written put strike 3,365.20 with a barrier level strike of 2,648.41 (5,943 contracts), Expires 07/14/16, Broker BNP Paribas SA(s)	695,003
2,896	Euro STOXX 50 Index, One purchased call strike 3,452.50, One purchased put strike 3,383.45, One written put strike 3,452.50 with a barrier level strike of 2,744.74 (5,793 contracts), Expires 06/30/16, Broker BNP Paribas SA(s)	462,878
8,673	Euro STOXX 50 Index, One purchased call strike 3,458.87, One written call strike 3,631.81, One purchased put strike 3,389.69 with a barrier level strike of 3,182.16 (4,337 contracts), One written put strike 3,458.87 with a barrier level strike of 3,182.16, Expires 01/14/16, Broker Credit Suisse International(s)	520,943
Contracts/ Notional Amount ($)		Value
9,617	Euro STOXX 50 Index, One purchased call strike 3,483.42, One written call strike 3,657.59, One purchased put strike 3,413.75 with a barrier level strike of 3,169.91 (2,871 contracts), One written put strike 3,483.42 with a barrier level strike of 3,169.91 (5,741 contracts), Expires 07/14/16, Broker Credit Suisse International(s)	$280,767
2,842	Euro STOXX 50 Index, One purchased call strike 3,519.00, One purchased put strike 3,413.43, One written put strike 3,519.00 with a barrier level strike of 2,801.48 (5,683 contracts), Expires 09/15/16, Broker BNP Paribas SA(s)	199,602
4,256	Euro STOXX 50 Index, One purchased call strike 3,524.28, One purchased put strike 3,418.5516, One written put strike 3,524.28 with a barrier level strike of 2,822.9483 (8,512 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	259,096
2,820	Euro STOXX 50 Index, One purchased call strike 3,546.00, One written call strike 3,900.60, One purchased put strike 3,510.54, One written put strike 3,546.00 with a barrier level strike of 2,886.44 (5,640 contracts), Expires 10/16/15, Broker JPMorgan Chase Bank N.A.(s)	424,612
3,428	Euro STOXX 50 Index, One purchased call strike 3,682.97, One purchased put strike 3,464.18, One written put strike 3,682.97 with a barrier level strike of 2,705.51 (6,856 contracts), Expires 01/19/17, Broker BNP Paribas SA(s)	(152,545)
4,067	Euro STOXX 50 Index, One purchased call strike 3,688.25, One purchased put strike 3,577.60, One written put strike 3,688.25 with a barrier level strike of 3,172.26 (8,134 contracts), Expires 04/14/16, Broker BNP Paribas SA(s)	(389,667)

103

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
4,034	Euro STOXX 50 Index, One purchased call strike 3,755.22, One purchased put strike 3,643.68, One written put strike 3,718.00 with a barrier level strike of 3,002.285 (8,069 contracts), Expires 01/14/16, Broker BNP Paribas SA(s)	$49,555
20,458	Euro STOXX 50 Index, One purchased call strike 3,773.59, One written call strike 3,962.27, One purchased put strike 3,698.12 with a barrier level strike of 3,433.97 (5,300 contracts), One written put strike 3,773.59 with a barrier level strike of 3,433.97 (10,600 contracts), Expires 05/19/16, Broker Credit Suisse International(s)	(337,477)
3,691	Euro STOXX 50 Index, One purchased put strike 3,251.40, One written call strike 3,251.40 with a barrier level strike of 2,771.82, Expires 12/18/15, Broker JPMorgan Chase Bank N.A.	1,386,763
166,655	Euro STOXX Banks Index, One purchased call strike 139.21, One written call strike 146.17, One written put strike 139.21 with a barrier level strike of 126.68 (35,917 contracts), Expires 09/18/15, Broker Citibank N.A.(s)	952,195
113,137	Euro STOXX Banks Index, One purchased call strike 141.117, One written call strike 159.462, One written put strike 141.117 with a barrier level strike of 104.427, Expires 11/20/15, Broker Bank of America N.A.	1,524,030
323,014	Euro STOXX Banks Index, One purchased call strike 141.48, One written call strike 145.017, One written put strike 141.48 with a barrier level strike of 131.576 (35,341 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(s)	1,048,372
Contracts/ Notional Amount ($)		Value
194,209	Euro STOXX Banks Index, One purchased call strike 141.60, One written call strike 148.68, One purchased put strike 138.768 (70,621 contracts), One purchased put strike 138.768 with a barrier level strike of 124.608 (70,621 contracts), One written put strike 141.60 with a barrier level strike of 124.608 (141,243 contracts), Expires 04/14/16, Broker Bank of America N.A.(s)	$638,976
83,205	Euro STOXX Banks Index, One purchased call strike 142.40, One written call strike 162.336, One written put strike 142.40 with a barrier level strike of 105.376, Expires 11/20/15, Broker Bank of America N.A.	1,153,088
202,138	Euro STOXX Banks Index, One purchased call strike 145.94, One written call strike 153.237, One purchased put strike 143.0212 (68,521 contracts), One purchased put strike 143.0212 with a barrier level strike of 132.805 (68,521 contracts), One written put strike 145.94 with a barrier level strike of 132.805 (137,043 contracts), Expires 02/18/16, Broker Bank of America N.A.(s)	598,476
370,271	Euro STOXX Banks Index, One purchased call strike 146.3791, One written call strike 150.7705, One written put strike 146.3791 with a barrier level strike of 133.205 (51,237 contracts), Expires 08/21/15, Broker Goldman Sachs International(s)	1,375,174
428,179	Euro STOXX Banks Index, One purchased call strike 148.3023, One written call strike 152.0099, One written put strike 148.3023 with a barrier level strike of 133.4721 (50,572 contracts), Expires 08/21/15, Broker Goldman Sachs International(s)	1,279,887

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
65,524	Euro STOXX Banks Index, One purchased call strike 154.141, One purchased put strike 149.563, One written put strike 152.615 with a barrier level strike of 125.602 (131,048 contracts), Expires 11/20/15, Broker Bank of America N.A.(s)	$481,058
180,346	Euro STOXX Banks Index, One purchased call strike 158.03, One written call strike 165.9315, One purchased put strike 154.87 (94,919 contracts), One written put strike 158.03 with a barrier level strike of 135.9058 (189,837 contracts), Expires 12/30/15, Broker BNP Paribas SA(s)	131,319
344,451	Euro STOXX Banks Index, One purchased call strike 160.73, One written call strike 168.767, One purchased put strike 157.515 (84,840 contracts), One purchased put strike 157.515 with a barrier level strike of 146.264 (84,840 contracts), One written put strike 160.73 with a barrier level strike of 146.264 (169,680 contracts), Expires 07/29/16, Broker Bank of America N.A.(s)	(245,333)
303,828	Euro STOXX Banks Index, One purchased call strike 161.44, One written call strike 169.512, One purchased put strike 158.211 (92,914 contracts), One written put strike 161.44 with a barrier level strike of 146.91 (185,828 contracts), Expires 05/19/16, Broker Bank of America N.A.(s)	(343,914)
118,652	Exxon Mobil Corp, One purchased call strike 87.65, One written call strike 93.55, One written put strike 84.28 with a barrier level strike of 57.31, Expires 04/15/16, Broker Bank of America N.A.	(342,145)
114,247	Exxon Mobil Corp, One purchased call strike 90.16, One written call strike 96.28, One written put strike 87.53 with a barrier level strike of 59.52, Expires 03/18/16, Broker Bank of America N.A.	(438,229)
Contracts/ Notional Amount ($)		Value
162,780	Exxon Mobil Corp, One purchased call strike 93.992, One written call strike 101.3639, One written put strike 92.149 with a barrier level strike of 64.5043, Expires 02/19/16, Broker Goldman Sachs International	$(1,141,510)
1,044	FTSE MIB Borsa Italiana Index, One purchased call strike 19,159.00, One written call strike 20,116.95, One written put strike 19,159.00 with a barrier level strike of 17,434.69 (261 contracts), Expires 08/21/15, Broker Barclays Plc(s)	992,926
1,487	FTSE MIB Borsa Italiana Index, One purchased call strike 20,534.67, One written call strike 21,561.4035, One written put strike 20,534.67 with a barrier level strike of 18,891.8964 (365 contracts), Expires 09/18/15, Broker Goldman Sachs International(s)	1,357,859
1,250	FTSE MIB Borsa Italiana Index, One purchased call strike 20,942.77, One written call strike 21,780.48, One written put strike 20,942.77 with a barrier level strike of 19,267.35 (268 contracts), Expires 08/21/15, Broker Barclays Plc(s)	1,335,950
113,148	GameStop Corp., One purchased call strike 44.19, One written put strike 44.19 with a barrier level strike of 28.06, Expires 07/15/16, Broker Bank of America N.A.	179,951
$13,900,000	GBP/USD foreign exchange rate, One purchased put strike 1.60, One written put strike 1.50, One written call strike 1.60 with a barrier level strike of 1.66 ($10,000,000 notional amount), Expires 10/23/15, Broker JPMorgan Chase Bank N.A.(r)	335,654
474	IBEX 35 Index, One purchased call strike 10,542.37, One written call strike 10,805.9293, One written put strike 10,542.37 with a barrier level strike of 9,698.9804, Expires 08/21/15, Broker BNP Paribas SA	856,793

105

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
3,149	IBEX 35 Index, One purchased call strike 11,062.23, One written call strike 11,615.34, One purchased call strike 10,840.9854, One purchased put strike 10,840.9854 with a barrier level level strike 9,865.30 (904 contracts), One written put strike 11,062.23 with a barrier level strike of 10,066.42 (1,808 contracts), Expires 07/14/16, Broker BNP Paribas SA(s)	$82,446
1,349	IBEX 35 Index, One purchased call strike 11,233.4725, One purchased put strike 10,899.805, One written put strike 11,122.25 with a barrier level strike of 9,287.079 (2,697 contracts), Expires 11/20/15, Broker JPMorgan Chase Bank N.A.(s)	362,675
3,280	IBEX 35 Index, One purchased call strike 11,585.31, One written call strike 12,164.58, One purchased put strike 11,353.60 with a barrier level strike of 10,542.63 (863 contracts), One written put strike 11,585.31 with a barrier level strike of 10,542.63 (1,726 contracts), Expires 05/20/16, Broker Citibank N.A.(s)	(117,184)
856	IBEX 35 Index, One purchased call strike 11,802.86, One purchased put strike 11,452.28, One written put strike 11,802.86 with a barrier level strike of 11,686.00 (1,711 contracts), Expires 01/14/16, Broker BNP Paribas SA(s)	(478,885)
252,067	iShares China Large-Cap ETF , One purchased call strike 39.672, One written put strike 39.672 with a barrier level strike of 30.726, Expires 08/18/16, Broker Goldman Sachs International	105,593
241,243	iShares China Large-Cap ETF , One purchased call strike 41.452, One purchased put strike 40.623, One written put strike 41.452 with a barrier level strike of 33.3689 (482,486 contracts), Expires 07/14/16, Broker Goldman Sachs International(s)	(376,559)
Contracts/ Notional Amount ($)		Value
382,114	iShares MSCI EAFE Index Fund, One purchased call strike 61.50, One written call strike 63.96, One purchased put strike 61.50 (162,602 contracts), One written put strike 61.50 with a barrier level strike of 56.58 (325,203 contracts), Expires 12/30/15, Broker JPMorgan Chase Bank N.A.(s)	$374,228
237,117	iShares MSCI EAFE Index Fund, One purchased call strike 63.26, One purchased put strike 61.99, One written put strike 63.26 with a barrier level strike of 53.30 (474,233 contracts), Expires 12/18/15, Broker Credit Suisse International(s)	595,516
158,983	iShares MSCI EAFE Index Fund, One purchased call strike 63.53, One written call strike 66.05, One purchased put strike 61.64, One written put strike 62.90 with a barrier level strike of 52.84, Expires 03/18/16, Broker BNP Paribas SA	510,878
155,565	iShares MSCI EAFE Index Fund, One purchased call strike 64.282, One purchased put strike 62.9964, One written put strike 64.282 with a barrier level strike of 53.4183 (311,129 contracts), Expires 11/30/15, Broker Goldman Sachs International(s)	274,929
547,346	iShares MSCI EAFE Index Fund, One purchased call strike 67.1677, One written call strike 69.8278, One purchased call strike 65.1727 (150,370 contracts), One written put strike 66.5027 with a barrier level strike of 52.9713 (300,740 contracts), Expires 05/19/16, Broker Citibank N.A.(s)	(71,836)
1,115,812	iShares MSCI Emerging Markets ETF, One purchased call strike 37.82, One written call strike 39.3328, One purchased put strike 36.6854 (264,410 contracts), One written put strike 37.82 with a barrier level strike of 29.88 (528,821 contracts), Expires 07/14/16, Broker BNP Paribas SA(s)	(57,883)

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
380,132	iShares MSCI Emerging Markets ETF, One purchased call strike 39.85, One purchased put strike 38.67, One written put strike 39.46 with a barrier level strike of 30.87 (760,264 contracts), Expires 04/15/16, Broker BNP Paribas SA(s)	$(618,750)
776,126	iShares MSCI Emerging Markets ETF, One purchased call strike 41.2304, One written call strike 43.2919, One purchased put strike 39.9935 (242,539 contracts), One written put strike 41.2304 with a barrier level strike of 32.572 (485,079 contracts), Expires 05/19/16, Broker BNP Paribas SA(s)	(785,860)
242,542	iShares MSCI Emerging Markets ETF, One purchased call strike 41.64, One purchased put strike 40.41, One written put strike 41.23 with a barrier level strike of 32.37 (485,084 contracts), Expires 05/19/16, Broker Bank of America N.A.(s)	(712,516)
395,622	iShares MSCI EMU ETF Index Fund, One purchased call strike 37.915, One written call strike 41.7065, One purchased call strike 37.1567, One written put strike 37.915 with a barrier level strike of 31.5642 (791,244 contracts), Expires 08/21/15, Broker Goldman Sachs International(s)	408,677
$24,750,000	iShares MSCI Mexico Index Fund, One purchased call strike 70.1578, One written call strike 74.3673, One written put strike 70.1578 with a barrier level strike of 63.8436 ($10,000,000 notional amount), Expires 08/21/15, Broker Citibank N.A.(r)	(1,948,209)
724,597	iShares MSCI South Korea Index Fund, One purchased call strike 55.6861, One written call strike 59.0273, One written put strike 55.6861 with a barrier level strike of 50.6744 (269,367 contracts), Expires 01/15/16, Broker Citibank N.A.(s)	(989,170)
Contracts/ Notional Amount ($)		Value
465,362	iShares MSCI South Korea Index Fund, One purchased call strike 56.73, One written call strike 60.1338, One written put strike 56.73 with a barrier level strike of 51.6243 (176,274 contracts), Expires 03/18/16, Broker JPMorgan Chase Bank N.A.(s)	$62,440
504,926	iShares MSCI South Korea Index Fund, One purchased call strike 56.84, One written call strike 60.25, One written put strike 56.84 with a barrier level strike of 51.72 (175,932 contracts), Expires 04/15/16, Broker Bank of America N.A.(s)	(926,646)
$14,700,000	iShares MSCI South Korea Index Fund, One purchased call strike 57.7534, One written call strike 68.865, One written put strike 57.7534 with a barrier level strike of 52.5556 ($5,000,000 notional amount), Expires 11/20/15, Broker Citibank N.A.(r)	(456,719)
554,027	iShares MSCI South Korea Index Fund, One purchased call strike 58.2102, One written call strike 61.1207, One written put strike 58.2102 with a barrier level strike of 52.9713 (171,791 contracts), Expires 05/20/16, Broker Citibank N.A.(s)	(1,163,349)
219,242	iShares MSCI South Korea Index Fund, One purchased call strike 62.26, One written call strike 66.00, One written put strike 62.26 with a barrier level strike of 56.66 (80,308 contracts), Expires 10/16/15, Broker Bank of America N.A.(s)	(859,910)
321,538	iShares MSCI South Korea Index Fund, One purchased call strike 63.45, One written call strike 67.25, One written put strike 63.45 with a barrier level strike of 57.74 (118,212 contracts), Expires 10/16/15, Broker Bank of America N.A.(s)	(1,422,256)

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
313,189	iShares MSCI South Korea Index Fund, One purchased call strike 63.46, One written call strike 67.27, One written put strike 63.46 with a barrier level strike of 57.75 (118,185 contracts), Expires 09/18/15, Broker Bank of America N.A.(s)	$(1,434,979)
32,651	iShares STOXX Europe Small 200 Index, One purchased call strike 225.106, One written put strike 229.70 with a barrier level strike of 213.047, Expires 08/21/15, Broker JPMorgan Chase Bank N.A.	1,561,324
35,571	iShares STOXX Europe Small 200 Index, One purchased call strike 237.55, One written call strike 258.9295, One written put strike 237.55 with a barrier level strike of 216.171 (21,048 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(s)	731,539
978,351	iShares U.S. Home Construction ETF, One purchased call strike 24.02, One written call strike 26.42, One written put strike 24.02 with a barrier level strike of 22.10 (416,320 contracts), Expires 09/18/15, Broker Credit Suisse International(s)	2,175,007
129,856	iShares US Real Estate ETF, One purchased call strike 77.0082, One written call strike 82.3988, One purchased put strike 75.468, One written put strike 77.0082 with a barrier level strike of 64.9564 (259,713 contracts), Expires 08/21/15, Broker Goldman Sachs International(s)	158,165
127,226	iShares US Real Estate ETF, One purchased call strike 78.60, One written call strike 84.10, One purchased put strike 77.03, One written put strike 78.60 with a barrier level strike of 66.10 (254,453 contracts), Expires 09/18/15, Broker BNP Paribas SA(s)	173,585
Contracts/ Notional Amount ($)		Value
1,067,616	Market Vectors Russia ETF, One purchased call strike 22.48, One written call strike 24.0536, One written put strike 22.48 with a barrier level strike of 15.736 (333,630 contracts), Expires 10/16/15, Broker JPMorgan Chase Bank N.A.(s)	$(1,847,010)
27,094	MSCI Singapore Free Index, One purchased call strike 369.0812, One written call strike 391.2261, One written put strike 369.0812 with a barrier level strike of 346.9363, Expires 09/30/16, Broker BNP Paribas SA	(147)
26,954	MSCI Singapore Free Index, One purchased call strike 371.005, One written call strike 382.1352, One written put strike 371.005 with a barrier level strike of 341.3246, Expires 07/31/15, Broker BNP Paribas SA	(66)
141,330	MSCI Singapore Free Index, One purchased call strike 371.47, One written call strike 382.6141, One written put strike 371.47 with a barrier level strike of 341.75 (26,920 contracts), Expires 10/29/15, Broker UBS AG(s)	194,902
113,400	MSCI Singapore Free Index, One purchased call strike 373.52, One written call strike 399.67, One written put strike 373.52 with a barrier level strike of 339.90 (54,000 contracts), Expires 07/14/16, Broker UBS AG(s)	(336,748)
26,712	MSCI Singapore Free Index, One purchased call strike 374.3626, One written call strike 400.568, One written put strike 374.3626 with a barrier level strike of 344.4136, Expires 07/31/15, Broker BNP Paribas SA	(96)
26,472	MSCI Singapore Free Index, One purchased call strike 377.7606, One written call strike 400.4262, One written put strike 377.7606 with a barrier level strike of 343.7621, Expires 10/30/15, Broker BNP Paribas SA	(220,358)

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
102,602	MSCI Singapore Free Index, One purchased call strike 396.1921, One written call strike 419.9636, One written put strike 396.1921 with a barrier level strike of 364.4967 (37,860 contracts), Expires 05/31/16, Broker BNP Paribas SA(s)	$(1,045,597)
$15,000,000	Nikkei 225 Index, One purchased call strike 20,133.34, One written put strike 18,737.96, One written call strike 21,130.04 with a barrier level strike of 21,728.06, Expires 09/11/15, Broker BNP Paribas SA	404,559
6,239	OMX Stockholm 30 Index, One purchased call strike 1,602.744, One purchased put strike 1,570.6891, One written put strike 1,602.744 with a barrier level strike of 1,342.2981 (12,479 contracts), Expires 08/21/15, Broker Goldman Sachs International(s)	235,806
16,696	Russell 2000 Index, One purchased call strike 1,197.90, One written call strike 1,281.753, One purchased put strike 1,161.963 (8,348 contracts), One written put strike 1,197.90 with a barrier level strike of 922.383, Expires 12/31/15, Broker JPMorgan Chase Bank N.A.(s)	671,207
17,599	Russell 2000 Index, One purchased call strike 1,214.8418, One written call strike 1,287.7323, One purchased put strike 1,166.2482 (8,232 contracts), One written put strike 1,214.8418 with a barrier level strike of 886.8345 (16,463 contracts), Expires 09/15/16, Broker Goldman Sachs International(s)	96,088
Contracts/ Notional Amount ($)		Value
16,332	Russell 2000 Index, One purchased call strike 1,224.6129, One written call strike 1,298.0897, One purchased put strike 1,187.8745 (8,166 contracts), One written put strike 1,224.6129 with a barrier level strike of 892.1305, Expires 05/19/16, Broker Goldman Sachs International(s)	$302,011
8,121	Russell 2000 Index, One purchased call strike 1,231.30, One written call strike 1,305.18, One purchased put strike 1,206.68, One written put strike 1,231.30 with a barrier level strike of 948.10 (16,243 contracts), Expires 02/29/16, Broker UBS AG(s)	43,356
16,167	Russell 2000 Index, One purchased call strike 1,237.07, One written call strike 1,311.2942, One purchased put strike 1,199.9579 (8,084 contracts), One written put strike 1,237.07 with a barrier level strike of 917.2874, Expires 06/16/16, Broker Goldman Sachs International(s)	143,214
24,210	Russell 2000 Index, One purchased call strike 1,239.1588, One written call strike 1,325.8999, One purchased put strike 1,201.984, One written put strike 1,239.1588 with a barrier level strike of 954.1522 (12,105 contracts), Expires 03/31/16, Broker Goldman Sachs International(s)	385,701
24,206	Russell 2000 Index, One purchased call strike 1,239.35, One written call strike 1,326.10, One purchased put strike 2,235.01 on S&P 500 Index (7,248 contracts), One written put strike 44.63 on Utilities Sector SPDR Fund with a barrier level strike of 36.78 (678,963 contracts), Expires 04/14/16, Broker BNP Paribas SA(s)	205,672

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
22,303	Russell 2000 Index, One purchased call strike 1,242.00, One written call strike 1,304.10, One purchased put strike 1,204.74 (8,052 contracts), One written put strike 1,242.00 with a barrier level strike of 931.50 (16,103 contracts), Expires 08/18/16, Broker Credit Suisse International(s)	$116,057
8,128	Russell 2000 Index, One purchased call strike 1,242.52, One purchased put strike 1,205.62, One written put strike 1,230.22 with a barrier level strike of 965.72 (16,257 contracts), Expires 04/15/16, Broker Credit Suisse International(s)	188,626
20,091	Russell 2000 Index, One purchased call strike 1,244.35, One written call strike 1,319.01, One purchased put strike 1,207.02 (10,045 contracts), One written put strike 1,244.35 with a barrier level strike of 905.89, Expires 06/16/16, Broker Credit Suisse International(s)	246,556
20,054	Russell 2000 Index, One purchased call strike 1,246.4592, One written call strike 1,308.7822, One purchased put strike 1,209.0655 (8,023 contracts), One written put strike 1,246.4592 with a barrier level strike of 1,034.5612 (16,045 contracts), Expires 10/20/16, Broker Goldman Sachs International(s)	(88,170)
8,005	Russell 2000 Index, One purchased call strike 1,249.24, One purchased put strike 1,211.76, One written put strike 1,249.24 with a barrier level strike of 1,136.81 (16,010 contracts), Expires 09/30/15, Broker UBS AG(s)	(5,364)
Contracts/ Notional Amount ($)		Value
15,981	Russell 2000 Index, One purchased call strike 1,251.4933, One written call strike 1,339.0978, One purchased put strike 1,213.9485 (7,990 contracts), One written put strike 1,251.4933 with a barrier level strike of 968.6558, Expires 04/29/16, Broker Goldman Sachs International(s)	$124,088
15,948	Russell 2000 Index, One purchased call strike 1,254.09, One written call strike 1,329.3354, One purchased put strike 1,216.4673 (7,974 contracts), One written put strike 1,254.09 with a barrier level strike of 908.5882, Expires 08/18/16, Broker Goldman Sachs International(s)	212
16,100	Russell 2000 Index, One purchased call strike 1,254.6326, One purchased put strike 2,133.5214 on S&P 500 Index with a barrier level strike 1,553.535 (9,655 contracts), One written put strike 44.5814 on Utilities Select Sector SPDR Fund with a barrier level strike of 39.9246 (906,208 contracts), Expires 09/30/15, Broker Goldman Sachs International(s)	329,634
19,907	Russell 2000 Index, One purchased call strike 1,255.83, One written call strike 1,331.18, One purchased put strike 1,230.71 (9,954 contracts), One written put strike 1,255.83 with a barrier level strike of 939.36, Expires 06/16/16, Broker Credit Suisse International(s)	149,449
19,784	Russell 2000 Index, One purchased call strike 1,263.65, One written call strike 1,339.469, One purchased put strike 1,225.7405 (9,892 contracts), One written put strike 1,263.65 with a barrier level strike of 928.78, Expires 08/18/16, Broker BNP Paribas SA(s)	(15,844)

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
19,772	Russell 2000 Index, One purchased call strike 1,264.44, One written call strike 1,340.3064, One purchased put strike 1,226.5068 (9,886 contracts), One written put strike 1,264.44 with a barrier level strike of 922.5354, Expires 09/15/16, Broker Goldman Sachs International(s)	$(151,332)
19,314	Russell 2000 Index, One purchased call strike 1,294.37, One written call strike 1,372.0322, One purchased put strike 1,255.5389 (9,657 contracts), One written put strike 1,294.37 with a barrier level strike of 981.7796, Expires 07/14/16, Broker Goldman Sachs International(s)	(329,978)
$10,000,000	S&P 500 Index, One purchased call strike 1,953.44, One written put strike 1,953.44 with a barrier level strike of 1,672.14, Expires 10/16/15, Broker Citibank N.A.	770,015
7,469	S&P 500 Index, One purchased call strike 2,028.25, One written put strike 2,008.17 with a barrier level strike of 1,656.74, Expires 02/19/16, Broker Bank of America N.A.	668,856
6,159	S&P 500 Index, One purchased call strike 2,049.84, One written put strike 2,029.54 with a barrier level strike of 1,663.21, Expires 03/18/16, Broker Bank of America N.A.	450,935
7,264	S&P 500 Index, One purchased call strike 2,064.99, One written put strike 2,064.99 with a barrier level strike of 1,899.7908, Expires 09/30/15, Broker Citibank N.A.	328,711
4,875	S&P 500 Index, One purchased call strike 2,071.8128, One written put strike 2,051.2998 with a barrier level strike of 1,834.8877, Expires 08/21/15, Broker Goldman Sachs International	190,226
Contracts/
Notional
Amount ($)		Value
4,812	S&P 500 Index, One purchased call strike 2,078.05, One purchased put strike 2,078.05 with a barrier level strike of 1,558.54, One written put strike 114.708 on SPDR Gold Shares with a barrier level strike of 95.628 (176,100 contracts), Expires 09/30/15, Broker Citibank N.A.(s)	$(157,475)
24,258	S&P 500 Index, One purchased call strike 2,081.7453, One purchased put strike 1,999.2999, One written put strike 2,061.134 with a barrier level strike of 1,738.1543 (48,517 contracts), Expires 08/28/15, Broker Goldman Sachs International(s)	931,199
4,850	S&P 500 Index, One purchased call strike 2,082.66, One written call strike 2,165.14, One written put strike 2,062.04 with a barrier level strike of 1,897.08, Expires 08/21/15, Broker Bank of America N.A.	140,646
11,152	S&P 500 Index, One purchased call strike 2,082.944, One written call strike 2,165.4368, One written put strike 2,062.3208 with a barrier level strike of 1,897.3351 (4,849 contracts), Expires 08/21/15, Broker Goldman Sachs International(s)	334,929
9,691	S&P 500 Index, One purchased call strike 2,084.34, One written call strike 2,188.56, One written put strike 2,084.34 with a barrier level strike of 1,917.59 (4,798 contracts), Expires 12/31/15, Broker Bank of America N.A.(s)	232,552
7,266	S&P 500 Index, One purchased call strike 2,085.0844, One written call strike 2,374.106, One purchased put strike 2,023.1512, One written put strike 2,064.44 with a barrier level strike of 1,579.2966 (14,532 contracts), Expires 02/19/16, Broker Goldman Sachs International(s)	478,840

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
14,659	S&P 500 Index, One purchased call strike 2,087.67, One written call strike 2,170.35, One written put strike 2,087.67 with a barrier level strike of 1,901.64 (4,838 contracts), Expires 04/18/16, Broker Bank of America N.A.(s)	$205,699
7,236	S&P 500 Index, One purchased call strike 2,093.59, One purchased put strike 2,052.13, One written put strike 2,072.86 with a barrier level strike of 1,671.76 (14,473 contracts), Expires 04/15/16, Broker Bank of America N.A.(s)	320,654
5,776	S&P 500 Index, One purchased call strike 2,098.36, One written call strike 2,306.11, One purchased put strike 2,056.80, One written put strike 2,077.58 with a barrier level strike of 1,670.37 (11,552 contracts), Expires 12/18/15, Broker Bank of America N.A.(s)	305,445
4,766	S&P 500 Index, One purchased call strike 2,098.41, One purchased put strike 2,056.44, One written put strike 2,098.41 with a barrier level strike of 1,694.47 (9,531 contracts), Expires 03/18/16, Broker Bank of America N.A.(s)	152,997
7,144	S&P 500 Index, One purchased call strike 2,099.6275, One purchased put strike 2,057.6349, One written put strike 2,099.6275 with a barrier level strike of 1,688.1005 (14,288 contracts), Expires 04/15/16, Broker Goldman Sachs International(s)	172,644
9,510	S&P 500 Index, One purchased call strike 2,103.066, One written call strike 2,229.25, One purchased put strike 2,039.974 (4,755 contracts), One written put strike 2,103.066 with a barrier level strike of 1,680.35, Expires 06/16/16, Broker BNP Paribas SA(s)	120,954
Contracts/
Notional
Amount ($)		Value
11,242	S&P 500 Index, One purchased call strike 2,108.0813, One written call strike 2,213.4854, One written put strike 2,108.0813 with a barrier level strike of 1,701.315 (5,692 contracts), Expires 01/14/16, Broker Citibank N.A.(s)	$139,202
21,553	S&P 500 Index, One purchased call strike 2,110.1264, One written call strike 2,194.53, One purchased put strike 2,089.0251 (7,109 contracts), One written put strike 2,110.1264 with a barrier level strike of 1,941.32 (14,217 contracts), Expires 07/14/16, Broker BNP Paribas SA(s)	68,976
12,685	S&P 500 Index, One purchased call strike 2,111.38, One written call strike 2,195.00, One written put strike 2,111.38 with a barrier level strike of 1,902.34 (5,740 contracts), Expires 02/18/16, Broker Bank of America N.A.(s)	59,952
5,913	S&P 500 Index, One purchased call strike 2,113.89, One purchased put strike 2,050.47, One written put strike 2,113.89 with a barrier level strike of 1,682.66 (11,826 contracts), Expires 07/14/16, Broker Bank of America N.A.(s)	9,774
7,150	S&P 500 Index, One purchased call strike 2,118.77, One purchased put strike 2,055.83, One written put strike 2,097.79 with a barrier level strike of 1,764.24 (14,301 contracts), Expires 10/15/15, Broker Credit Suisse International(s)	231,306
9,527	S&P 500 Index, One purchased call strike 2,120.37, One written call strike 2,309.32, One purchased put strike 2,057.39, One written put strike 2,099.38 with a barrier level strike of 1,706.80 (19,053 contracts), Expires 09/18/15, Broker Credit Suisse International(s)	356,223

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
21,363	S&P 500 Index, One purchased call strike 2,127.464, One written call strike 87.8151 on iShare iBoxx High Yield Corp. Bond ETF (512,440 contracts), Expires 01/14/16, Broker BNP Paribas SA(s)	$(39,617)
4,692	S&P 500 Index, One purchased call strike 2,131.30, One purchased put strike 2,067.36, One written put strike 2,131.30 with a barrier level strike of 1,705.04 (9,384 contracts), Expires 06/16/16, Broker Bank of America N.A.(s)	(53,721)
9,433	S&P 500 Index, One purchased call strike 2,141.40, One written put strike 5,672.08 on DAXK Index (3,023 contracts), Expires 06/16/16, Broker Bank of America N.A.(s)	(705,699)
7,042	S&P 500 Index, One purchased call strike 2,151.41, One purchased put strike 2,023.60, One written put strike 2,151.41 with a barrier level strike of 1,541.56 (14,084 contracts), Expires 01/19/17, Broker Bank of America N.A.(s)	(179,596)
99,155	S&P 500 Index, One purchased call strike 2,201.4038, One written put strike 37.6297 on iShares MSCI Emerging Markets ETF with a barrier level strike of 35.7482 (306,469 contracts), Expires 09/18/15, Broker Citibank N.A.(s)	(142,208)
7,796	S&P 500 Index, One purchased call strike 1,885.67, One written put strike 1,924.15 with a barrier level strike of 1,768.29, 08/21/15, Broker Credit Suisse International	1,698,545
5,109	S&P 500 Index, One purchased call strike 1,918.2214, One written put strike 1,957.3688 with a barrier level strike of 1,810.5662, Expires 09/18/15, Broker Goldman Sachs International	918,614
Contracts/
Notional
Amount ($)		Value
5,212	S&P 500 Index, One purchased call strike 1,918.7282, One written put strike 1,918.7282 with a barrier level strike of 1,629.0002, Expires 10/16/15, Broker Goldman Sachs International	$960,081
5,088	S&P 500 Index, One purchased call strike 1,926.05, One written call strike 1,965.36, One written put strike 1,926.05 with a barrier level strike of 1,821.30, Expires 09/18/15, Broker Credit Suisse International	892,423
5,188	S&P 500 Index, One purchased call strike 1,927.66, One written put strike 1,927.66 with a barrier level strike of 1,646.22, Expires 09/18/15, Broker Credit Suisse International	918,008
5,153	S&P 500 Index, One purchased call strike 1,940.74, One written put strike 1,940.74 with a barrier level strike of 1,667.10, Expires 09/18/15, Broker Credit Suisse International	846,934
7,715	S&P 500 Index, One purchased call strike 1,944.21, One written put strike 1,944.21 with a barrier level strike of 1,646.75, Expires 12/18/15, Broker Bank of America N.A.	1,230,356
5,080	S&P 500 Index, One purchased call strike 1,968.64, One written put strike 1,968.64 with a barrier level strike of 1,685.16, Expires 11/20/14, Broker Bank of America N.A.	696,741
5,066	S&P 500 Index, One purchased call strike 1,974.02, One written put strike 1,974.02 with a barrier level strike of 1,712.46, Expires 08/21/15, Broker Credit Suisse International	671,961
5,028	S&P 500 Index, One purchased call strike 1,988.78, One written put strike 1,988.78 with a barrier level strike of 1,726.26, Expires 08/21/15, Broker Credit Suisse International	587,831

113

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
4,975	S&P 500 Index, One purchased call strike 2,010.00, One written put strike 2,010.00 with a barrier level strike of 1,736.64, Expires 11/20/15, Broker Credit Suisse International	$514,458
12,425	S&P 500 Index, One purchased call strike 2,012.0966, One purchased put strike 1,951.7337, One written put strike 2,012.0966 with a barrier level strike of 1,589.5563 (24,850 contracts), Expires 01/15/16, Broker Goldman Sachs International(s)	1,365,624
20,012	S&P 500 Index, One purchased call strike 2,018.76, One purchased put strike 1,958.79, One written put strike 1,998.77 with a barrier level strike of 1,553.04 (40,025 contracts), Expires 09/18/15, Broker Credit Suisse International(s)	2,017,893
4,992	S&P 500 Index, One purchased call strike 2,023.232, One purchased put strike 1,983.168, One written call strike 2,303.68, One written put strike 2,003.20 with a barrier level strike of 1,626.5984 (9,984 contracts), Expires 10/16/15, Broker Goldman Sachs International(s)	517,840
9,946	S&P 500 Index, One purchased call strike 2,031.14, One written call strike 2,212.13, One written put strike 89.55 on iShares iBoxx $ High Yield Corporate Bond ETF with a barrier level strike of 70.928 (225,581 contracts), Expires 01/15/16, Broker Goldman Sachs International(s)	634,639
12,305	S&P 500 Index, One purchased call strike 2,031.71, One written put strike 2,031.71 with a barrier level strike of 1,757.43, Expires 01/15/16, Broker Credit Suisse International	1,021,417
Contracts/
Notional
Amount ($)		Value
12,242	S&P 500 Index, One purchased call strike 2,042.12, One written put strike 2,062.54 with a barrier level strike of 1,797.07, Expires 10/16/15, Broker Credit Suisse International	$902,555
7,418	S&P 500 Index, One purchased call strike 2,042.45, One written call strike 2,325.56, One purchased put strike 2,002.01, One written put strike 2,022.23 with a barrier level strike of 1,624.86 (14,835 contracts), Expires 11/20/15, Broker Credit Suisse International(s)	706,349
4,877	S&P 500 Index, One purchased call strike 2,050.74, One written put strike 2,050.74 with a barrier level strike of 1,768.76, Expires 01/19/16, Broker Bank of America N.A.	292,884
6,089	S&P 500 Index, One purchased call strike 2,052.8029, One purchased put strike 1,991.2188, One written put strike 2,052.8029 with a barrier level strike of 1,621.7143 (12,178 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	288,408
7,296	S&P 500 Index, One purchased call strike 2,055.83, One written put strike 2,055.83 with a barrier level strike of 1,786.52, Expires 01/15/16, Broker Bank of America N.A.	423,151
18,226	S&P 500 Index, One purchased call strike 2,058.62, One written call strike 2,140.15, One written put strike 2,058.62 with a barrier level strike of 1,875.18 (4,906 contracts), Expires 12/18/15, Broker Bank of America N.A.(s)	657,507
7,253	S&P 500 Index, One purchased call strike 2,068.17, One purchased put strike 2,006.1249, One written put strike 2,068.17 with a barrier level strike of 1,634.8884 (14,506 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	242,627

114

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
12,773	S&P 500 Index, One purchased call strike 2,074.7185, One written call strike 2,178.4544, One written put strike 2,074.7185 with a barrier level strike of 1,887.9938 (14,460 contracts), One purchased put strike 2,033.2241 (7,230 contracts), One purchased put strike 2,033.2241 with a barrier level strike of 1,887.9938 (7,230 contracts), Expires 12/31/15, Broker Goldman Sachs International(s)	$416,602
7,219	S&P 500 Index, One purchased call strike 2,077.81, One purchased put strike 1,994.70, One written put strike 2,098.59 with a barrier level strike of 1,585.37 (14,438 contracts), Expires 08/18/16, Broker Credit Suisse International(s)	235,149
9,455	S&P 500 Index, One purchased call strike 2,083.49, One written call strike 2,187.6645, One purchased put strike 2,041.8202 (4,800 contracts), One purchased put strike 2,041.8202 with a barrier level strike of 1,895.9759 (4,800 contracts), One written put strike 2,083.49 with a barrier level strike of 1,895.9759 (9,599 contracts), Expires 04/14/16, Broker Goldman Sachs International(s)	138,682
4,798	S&P 500 Index, One purchased call strike 2,084.35, One purchased put strike 2,021.8195, One written put strike 2,084.35 with a barrier level strike of 1,644.5522 (9,595 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	92,191
4,784	S&P 500 Index, One purchased call strike 2,090.1919, One purchased put strike 2,048.38, One written put strike 2,090.1919 with a barrier level strike of 1,670.0634 (9,568 contracts), Expires 06/16/16, Broker Goldman Sachs International(s)	116,332
Contracts/
Notional
Amount ($)		Value
11,950	S&P 500 Index, One purchased call strike 2,092.1021, One written call strike 2,364.0753, One written put strike 2,092.1021 with a barrier level strike of 1,589.9976, Expires 01/15/16, Broker Goldman Sachs International	$468,333
7,212	S&P 500 Index, One purchased call strike 2,100.53, One written call strike 2,287.70, One written put strike 2,058.93, One written put strike 2,079.73 with a barrier level strike of 1,672.10 (14,425 contracts), Expires 01/14/16, Broker Credit Suisse International(s)	337,004
13,629	S&P 500 Index, One purchased call strike 2,107.27, One written call strike 2,212.6335, One purchased put strike 2,001.9065 with a barrier level strike of 1,580.4525 (9,491 contracts), One written put strike 88.074 on iShares iBoxx High Yield Corp. Bond ETF with a barrier level strike of 74.8629 (227,082 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	(352,788)
12,796	S&P 500 Index, One purchased call strike 2,109.12, One written put strike 2,067.76 with a barrier level strike of 1,881.66 (9,672 contracts), Expires 01/15/16, Broker Bank of America N.A.(s)	328,857
5,972	S&P 500 Index, One purchased call strike 2,113.9098, One written put strike 1,988.331, Expires 01/14/16, Broker Goldman Sachs International	92,076
5,903	S&P 500 Index, One purchased call strike 2,117.66, One purchased put strike 2,054.13, One written put strike 2,117.66 with a barrier level strike of 1,685.66 (11,805 contracts), Expires 07/14/16, Broker Credit Suisse International(s)	(12,748)

115

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
4,717	S&P 500 Index, One purchased call strike 2,119.9811, One purchased put strike 2,077.5815, One written put strike 2,119.9811 with a barrier level strike of 1,710.8247 (9,434 contracts), Expires 06/16/16, Broker Goldman Sachs International(s)	$(33,337)
4,757	S&P 500 Index, One purchased call strike 2,123.05, One purchased put strike 2,059.99, One written put strike 2,102.03 with a barrier level strike of 1,660.39 (9,515 contracts), Expires 02/29/16, Broker UBS AG(s)	141,202
4,756	S&P 500 Index, One purchased call strike 2,123.7169, One purchased put strike 2,081.6631, One written put strike 2,102.69 with a barrier level strike of 1,934.4748 (9,512 contracts), Expires 09/17/15, Broker Goldman Sachs International(s)	81,886
9,408	S&P 500 Index, One purchased call strike 2,125.9333, One written call strike 2,253.4893, One purchased put strike 2,062.1553 (4,704 contracts), One written put strike 2,125.9333 with a barrier level strike of 1,709.2504, Expires 06/16/16, Broker Goldman Sachs International(s)	8,324
7,122	S&P 500 Index, One purchased call strike 2,127.26, One written put strike 2,000.89, Expires 12/31/15, Broker UBS AG	47,057
12,499	S&P 500 Index, One purchased put strike 1,940.1582, One purchased call strike 2,020.1647, One written put strike 2,000.1631 with a barrier level strike of 1,623.1323 (24,998 contracts), Expires 08/21/15, Broker Goldman Sachs International(s)	1,066,933
Contracts/
Notional
Amount ($)		Value
17,308	S&P 500 Index, One purchased put strike 2,001.9284, One purchased call strike 2,042.3714, One written put strike 2,022.1499 with a barrier level strike of 1,536.8339 (34,617 contracts), Expires 07/15/16, Broker Goldman Sachs International(s)	$1,603,757
128,254	Schlumberger Ltd., One purchased call strike 81.0888, One written call strike 84.9873, One written put strike 77.97 with a barrier level strike of 46.782, Expires 02/19/16, Broker JPMorgan Chase Bank N.A.	68,194
918,820	Select Sector Financial SPDR Fund, One purchased call strike 22.8554, One written call strike 24.2267, One written put strike 22.8554 with a barrier level strike of 21.027 (328,150 contracts), Expires 09/18/15, Broker Citibank N.A.(s)	1,097,967
926,169	Select Sector Financial SPDR Fund, One purchased call strike 22.89, One written call strike 24.95, One written put strike 22.89 with a barrier level strike of 21.06 (436,872 contracts), Expires 08/21/15, Broker Credit Suisse International(s)	1,756,441
1,342,495	Select Sector Financial SPDR Fund, One purchased call strike 23.65, One written call strike 25.07, One written put strike 23.65 with a barrier level strike of 21.52 (528,541 contracts), Expires 02/19/16, Broker Credit Suisse International(s)	959,418
1,178,691	Select Sector Financial SPDR Fund, One purchased call strike 23.84, One written call strike 25.2704, One written put strike 23.84 with a barrier level strike of 21.6944 (419,643 contracts), Expires 10/16/15, Broker Citibank N.A.(s)	1,097,363

116

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
417,885	Select Sector Financial SPDR Fund, One purchased call strike 23.93, One written call strike 25.6051, One purchased put strike 23.4514, One written put strike 23.93 with a barrier level strike of 20.52 (835,771 contracts), Expires 08/21/15, Broker Goldman Sachs International(s)	$504,137
411,972	Select Sector Financial SPDR Fund, One purchased call strike 24.5162, One written call strike 26.2154, One purchased put strike 24.0308, One written put strike 24.2735 with a barrier level strike of 19.4552 (823,944 contracts), Expires 12/18/15, Broker Goldman Sachs International(s)	276,433
415,800	Select Sector Financial SPDR Fund, One purchased call strike 24.53, One written call strike 25.73, One purchased put strike 23.81, One written put strike 24.05 with a barrier level strike of 18.28, Expires 11/20/15, Broker BNP Paribas SA	245,921
407,664	Select Sector Financial SPDR Fund, One purchased call strike 24.53, One written call strike 26.25, One purchased put strike 24.04, One written put strike 24.53 with a barrier level strike of 20.88 (815,328 contracts), Expires 09/18/15, Broker BNP Paribas SA(s)	288,308
1,223,796	Select Sector Financial SPDR Fund, One purchased call strike 24.71, One written call strike 26.19, One written put strike 24.71 with a barrier level strike of 22.73 (485,633 contracts), Expires 06/16/16, Broker UBS AG(s)	313,735
408,345	Select Sector Financial SPDR Fund, One purchased call strike 24.734, One written put strike 24.489121 with a barrier level strike of 22.2851, Expires 02/18/16, Broker BNP Paribas SA	265,178
Contracts/
Notional
Amount ($)		Value
1,286,172	Select Sector Financial SPDR Fund, One purchased call strike 24.88, One written call strike 26.37, One written put strike 24.88 with a barrier level strike of 22.64 (502,412 contracts), Expires 01/15/16, Broker Bank of America N.A.(s)	$505,983
44,603	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 168.15, One written put strike 168.15 with a barrier level strike of 141.67, Expires 12/18/15, Broker Credit Suisse International	397,186
59,053	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.34, One written put strike 169.34 with a barrier level strike of 144.79, Expires 11/20/15, Broker Credit Suisse International	469,334
29,525	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.35, One written put strike 169.35 with a barrier level strike of 140.5605, Expires 11/20/15, Broker Goldman Sachs International	237,414
70,724	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 176.744, One purchased put strike 171.4417, One written put strike 176.744 with a barrier level strike of 139.8045 (141,448 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	(17,227)
56,240	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 177.81, One purchased put strike 174.25, One written put strike 177.81 with a barrier level strike of 136.91 (112,480 contracts), Expires 06/16/16, Broker UBS AG(s)	72,173

117

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
56,590	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 178.4771, One purchased put strike 173.1758, One written put strike 176.71 with a barrier level strike of 140.4845 (113,180 contracts), Expires 04/15/16, Broker Goldman Sachs International(s)	$43,489
55,993	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 178.593, One purchased put strike 175.0211, One written put strike 178.593 with a barrier level strike of 157.1618 (111,986 contracts), Expires 12/30/15, Broker Goldman Sachs International(s)	(122,519)
84,024	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 180.3052, One purchased put strike 176.7348, One written put strike 178.52 with a barrier level strike of 145.3153 (168,048 contracts), Expires 04/15/16, Broker Goldman Sachs International(s)	(52,406)
55,432	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 180.40, One purchased put strike 174.99, One written put strike 180.40 with a barrier level strike of 142.88 (110,865 contracts), Expires 09/15/16, Broker BNP Paribas SA(s)	(205,813)
110,877	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 182.18, One purchased put strike 176.77, One written put strike 180.38 with a barrier level strike of 145.21 (221,754 contracts), Expires 11/20/15, Broker Credit Suisse International(s)	206,302
Contracts/
Notional
Amount ($)		Value
55,340	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 182.51, One purchased put strike 177.09, One written put strike 180.70 with a barrier level strike of 140.22 (110,681 contracts), Expires 03/18/16, Broker Credit Suisse International(s)	$358,466
68,310	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 182.99, One purchased put strike 177.5003, One written put strike 182.99 with a barrier level strike of 143.7752 (136,619 contracts), Expires 07/14/16, Broker Goldman Sachs International(s)	(334,684)
70,758	SPDR S&P 500 ETF Trust, One purchased call strike 211.99, Expires 08/20/15, One purchased put strike 201.39, Expires 12/17/15, One written put strike 214.11, Expires 12/17/15, Broker Credit Suisse International	(235,994)
490,000	SPDR S&P 500 ETF Trust, One purchased call strike 220.00, One written put strike 200.00 (49,000 contracts), Expires 09/18/15, Broker Credit Suisse International(s)	14,029
926,871	SPDR S&P Homebuilders ETF, One purchased call strike 35.28, One written call strike 37.04, One written put strike 35.28 with a barrier level strike of 32.10 (283,447 contracts), Expires 05/19/16, Broker UBS AG(s)	509,422
953,282	SPDR S&P Regional Banking ETF, One purchased call strike 42.1701, One written call strike 44.2786, One written put strike 42.1701 with a barrier level strike of 38.3748 (284,562 contracts), Expires 05/31/16, Broker Citibank N.A.(s)	401,269
334,225	SunEdison, Inc., One purchased call strike 29.92, One written call strike 32.91, One written put strike 29.92 with a barrier level strike of 27.53, Expires 07/15/16, Broker Bank of America N.A.	(2,510,264)

118

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
1,165	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,582.57, One written call strike 9,097.5242, One written put strike 8,582.57 with a barrier level strike of 8,067.6158, Expires 09/21/16, Broker BNP Paribas SA	$(1)
1,080	Taiwan Stock Exchange Weighted Index, One purchased call strike 9,258.30, One written put strike 9,258.30 with a barrier level strike of 8,610.22, Expires 10/21/15, Broker BNP Paribas SA	(588,776)
4,330	Taiwan Stock Exchange Weighted Index, One purchased call strike 9,285.64, One written call strike 9,842.78, One written put strike 9,285.64 with a barrier level strike of 8,728.50 (1,077 contracts), Expires 07/20/16, Broker BNP Paribas SA(s)	(582,640)
4,757	Taiwan Stock Exchange Weighted Index, One purchased call strike 9,554.95, One written call strike 10,128.247, One written put strike 9,554.95 with a barrier level strike of 8,981.653 (1,570 contracts), Expires 06/15/16, Broker BNP Paribas SA(s)	(1,257,494)
$50,000,000	USD/CAD foreign exchange rate, One purchased call strike 1.325, Expires 08/25/15, Broker JPMorgan Chase Bank N.A.	179,290
$25,000,000	USD/CAD foreign exchange rate, One written call strike 1.30, Expires 08/26/15, One purchased call strike 1.28 ($6,850,000 notional amount), Expires 12/18/15, Broker Goldman Sachs International(r)	217,867
$15,800,000	USD/JPY foreign exchange rate, One purchased call strike 108.00, One written call strike 114.00, One written put strike 108.00 with a barrier level strike of 102.00 ($10,000,000 notional amount), Expires 11/10/15, Broker JPMorgan Chase Bank N.A.(r)	751,151
Contracts/
Notional
Amount ($)		Value
$14,800,000	USD/JPY foreign exchange rate, One purchased call strike 108.00, One written call strike 115.00, One written put strike 108.00 with a barrier level strike of 103.00 ($10,000,000 notional amount), Expires 11/09/15, Broker Bank of America N.A.(r)	$817,344
$43,250,000	USD/JPY foreign exchange rate, One purchased call strike 109.50, One written call strike 116.00, One written put strike 109.50 with a barrier level strike of 104.00 ($30,000,000 notional amount), Expires 10/05/15, Broker JPMorgan Chase Bank N.A.(r)	2,240,696
$62,000,000	USD/JPY foreign exchange rate, One purchased call strike 112.00, One written call strike 120.00, One written put strike 112.00 with a barrier level strike of 109.00 ($40,000,000 notional amount), Expires 11/02/15, Broker Goldman Sachs International(r)	3,656,073
$29,000,000	USD/JPY foreign exchange rate, One purchased call strike 113.50, One written call strike 121.00, One written put strike 113.50 with a barrier level strike of 110.00 ($15,000,000 notional amount), Expires 12/04/15, Broker Bank of America N.A.(r)	1,473,202
$18,475,000	USD/JPY foreign exchange rate, One purchased call strike 114.50, One written call strike 122.00, One written put strike 114.50 with a barrier level strike of 110.50 ($10,000,000 notional amount), Expires 12/08/15, Broker JPMorgan Chase Bank N.A.(r)	902,794
$19,600,000	USD/JPY foreign exchange rate, One purchased call strike 115.50, One written call strike 122.00, One written put strike 115.50 with a barrier level strike of 110.00 ($10,000,000 notional amount), Expires 12/14/15, Broker Bank of America N.A.(r)	789,914

119

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
$21,100,000	USD/JPY foreign exchange rate, One purchased call strike 116.00, One written call strike 123.00, One written put strike 116.00 with a barrier level strike of 112.00 ($10,000,000 notional amount), Expires 12/08/15, Broker Bank of America N.A.(r)	$873,066
$13,300,000	USD/JPY foreign exchange rate, One purchased call strike 117.00, One written put strike 125.00, One written call strike 117.00 with a barrier level strike of 109.00 ($7,500,000 notional amount), Expires 03/17/16, Broker Goldman Sachs International(r)	480,233
$21,550,000	USD/JPY foreign exchange rate, One purchased call strike 118.50, One written call strike 126.00, One written put strike 118.50 with a barrier level strike of 113.00 ($10,000,000 notional amount), Expires 12/23/15, Broker Bank of America N.A.(r)	709,500
$25,600,000	USD/JPY foreign exchange rate, One purchased call strike 119.50, One written call strike 127.00, One written put strike 119.50 with a barrier level strike of 113.00 ($10,000,000 notional amount), Expires 01/04/16, Broker Bank of America N.A.(r)	735,292
$24,380,000	USD/JPY foreign exchange rate, One purchased call strike 120.00, One written call strike 128.00, One written put strike 120.00 with a barrier level strike of 113.50 ($10,000,000 notional amount), Expires 02/22/16, Broker Bank of America N.A.(r)	622,825
$41,000,000	USD/JPY foreign exchange rate, One purchased call strike 122.00, One written call strike 130.00, One written put strike 122.00 with a barrier level strike of 117.00 ($15,000,000 notional amount), Expires 01/05/16, Broker Bank of America N.A.(r)	746,318
$50,000,000	USD/JPY foreign exchange rate, One purchased call strike 124.00, Expires 12/31/15, Broker Bank of America N.A.	1,029,812
Contracts/
Notional
Amount ($)		Value
$6,000,000	USD/JPY foreign exchange rate, One purchased call strike 140.00, Expires 11/20/15, Broker Goldman Sachs International	$77,220
$25,000,000	USD/MXN foreign exchange rate, One purchased call strike 13.20, One written put strike 15.25, Expires 10/16/15, Broker Bank of America N.A.	(1,560,326)
$15,000,000	USD/MXN foreign exchange rate, One purchased call strike 13.50, One written put strike 14.58, Expires 11/17/15, Broker Bank of America N.A.	(1,565,420)
$7,500,000	USD/MXN foreign exchange rate, One purchased call strike 14.40, One written put strike 15.94, Expires 01/04/16, Broker Bank of America N.A.	(295,713)
$5,000,000	USD/MXN foreign exchange rate, One purchased call strike 14.50, One written put strike 16.015, Expires 03/17/16, Broker Bank of America N.A.	(221,766)
$12,000,000	USD/MXN foreign exchange rate, One purchased call strike 15.10, One written put strike 16.575, Expires 06/19/16, Broker Bank of America N.A.	0
$10,000,000	USD/MXN foreign exchange rate, One purchased call strike 15.30, One written put strike 17.297, Expires 05/17/16, Broker Bank of America N.A.	(151,408)
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.55, One written put strike 14.72, Expires 12/07/15, Broker Goldman Sachs International	(940,759)
$20,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.55, One written put strike 14.8313, Expires 12/04/15, Broker Goldman Sachs International	(1,750,781)
$20,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.60, One written call strike 14.5665, Expires 11/17/15, Broker Goldman Sachs International	(2,027,794)

120

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.70, One written put strike 14.925, Expires 01/27/16, Broker Goldman Sachs International	$(868,781)
$5,000,000	USD/MXN foreign exchange rate, One purchased put strike 14.45, One written call strike 15.23, Expires 01/05/16, Broker JPMorgan Chase Bank N.A.	(400,083)
$5,000,000	USD/MXN foreign exchange rate, One purchased put strike 14.55, One written put strike 16.20, Expires 02/04/16, Broker Goldman Sachs International	(176,861)
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 15.20, One written call strike 16.61, Expires 05/31/16, Broker JPMorgan Chase Bank N.A.	(352,997)
$15,000,000	USD/MYR foreign exchange rate, One purchased call strike 3.50, One written put strike 3.901, Expires 05/30/16, Broker Bank of America N.A.	(707,620)
$10,000,000	USD/MYR foreign exchange rate, One purchased call strike 3.60, One written put strike 4.0005, Expires 02/29/16, Broker Goldman Sachs International	(224,241)
$20,000,000	USD/MYR foreign exchange rate, One purchased call strike 3.72, One written put strike 4.14, Expires 07/01/16, Broker Bank of America N.A.	(383,030)
763,255	WisdomTree Japan Hedged Equity Fund, One purchased call strike 46.5113, One written call strike 48.8369, One written put strike 46.5113 with a barrier level strike of 42.3253 (215,002 contracts), Expires 11/20/15, Broker Goldman Sachs International(s)	1,705,518
722,187	WisdomTree Japan Hedged Equity Fund, One purchased call strike 47.91, One written call strike 50.31, One written put strike 47.91 with a barrier level strike of 43.60 (208,725 contracts), Expires 11/20/15, Broker Credit Suisse International(s)	1,658,547
Contracts/ Notional Amount ($)		Value
507,172	WisdomTree Japan Hedged Equity Fund, One purchased call strike 48.80, One written call strike 51.24, One written put strike 48.80 with a barrier level strike of 44.41 (153,689 contracts), Expires 09/18/15, Broker Credit Suisse International(s)	$1,216,596
1,585,670	WisdomTree Japan Hedged Equity Fund, One purchased call strike 48.84, One written call strike 49.88, One written put strike 48.84 with a barrier level strike of 45.05 (201,996 contracts), Expires 08/21/15, Broker UBS AG(s)	1,548,016
1,098,142	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.0829, One written call strike 50.56, One written put strike 49.0829 with a barrier level strike of 44.67 (203,737 contracts), Expires 08/21/15, Broker Citibank N.A.(s)	1,609,121
525,824	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.4462, One written call strike 51.9185, One written put strike 49.9407 with a barrier level strike of 45.4905 (202,240 contracts), Expires 08/21/15, Broker Credit Suisse International(s)	1,268,497
638,752	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.6672, One written call strike 51.6539, One written put strike 49.6672 with a barrier level strike of 45.6938 (151,005 contracts), Expires 11/20/15, Broker Goldman Sachs International(s)	1,238,663
496,782	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.72, One written call strike 53.20, One written put strike 49.72 with a barrier level strike of 44.75 (201,126 contracts), 08/21/15, Broker Credit Suisse International(s)	1,718,010

121

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
450,383	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.9575, One written call strike 52.955, One written put strike 49.9575 with a barrier level strike of 45.9609 (150,128 contracts), Expires 10/16/15, Broker Goldman Sachs International(s)	$1,291,647
605,342	WisdomTree Japan Hedged Equity Fund, One purchased call strike 50.47, One written call strike 53.50, One written put strike 50.47 with a barrier level strike of 46.43 (198,148 contracts), Expires 10/16/15, Broker Bank of America N.A.(s)	1,750,312
655,278	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.1916, One written call strike 54.8012, One written put strike 52.1916 with a barrier level strike of 47.4944 (191,602 contracts), Expires 11/20/15, Broker Goldman Sachs International(s)	1,536,599
142,857	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.50, One written call strike 54.08, One written put strike 52.50 with a barrier level strike of 47.78 (1,140 contracts), Expires 11/20/15, Broker BNP Paribas SA(s)	1,003,653
631,442	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.5781, One written call strike 55.207, One written put strike 52.5781 with a barrier level strike of 47.8461 (190,193 contracts), Expires 11/20/15, Broker Citibank N.A.(s)	1,482,026
996,053	WisdomTree Japan Hedged Equity Fund, One purchased call strike 53.461, One written call strike 56.134, One written put strike 53.461 with a barrier level strike of 49.184 (280,578 contracts), Expires 12/18/15, Broker Credit Suisse International(s)	2,251,085
Contracts/ Notional Amount ($)		Value
643,297	WisdomTree Japan Hedged Equity Fund, One purchased call strike 53.63, One written call strike 56.3115, One written put strike 53.63 with a barrier level strike of 49.3396 (186,463 contracts), Expires 12/18/15, Broker Goldman Sachs International(s)	$1,497,817
809,031	WisdomTree Japan Hedged Equity Fund, One purchased call strike 53.6815, One written call strike 55.8075, One written put strike 53.6815 with a barrier level strike of 48.898 (188,147 contracts), Expires 03/18/16, Broker JPMorgan Chase Bank N.A.(s)	813,654
479,862	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.078, One written call strike 56.7819, One written put strike 54.078 with a barrier level strike of 49.7518 (138,689 contracts), Expires 12/18/15, Broker Goldman Sachs International(s)	1,063,886
803,879	WisdomTree Japan Hedged Equity Fund, One purchased call strike 55.68, One written call strike 58.464, One written put strike 56.7936 with a barrier level strike of 51.2256 (215,517 contracts), Expires 04/15/16, Broker Goldman Sachs International(s)	580,994
270,416	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.0247, One written put strike 56.0247 with a barrier level strike of 51.3098, Expires 10/16/15, Broker Goldman Sachs International	512,142
762,683	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.511, One written call strike 58.7714, One written put strike 56.511 with a barrier level strike of 51.9901 (212,348 contracts), Expires 02/18/16, Broker Goldman Sachs International(s)	411,692

122

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
478,545	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.63, One written call strike 59.4615, One written put strike 56.63 with a barrier level strike of 52.0996 (176,585 contracts), Expires 12/31/15, Broker Goldman Sachs International(s)	$310,985
700,213	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.697, One written call strike 59.5318, One written put strike 56.697 with a barrier level strike of 52.1612 (211,651 contracts), Expires 05/19/16, Broker Goldman Sachs International(s)	271,559
174,551	WisdomTree Japan Hedged Equity Fund, One purchased call strike 57.8629, One written put strike 57.8629 with a barrier level strike of 52.7068, Expires 01/14/16, Broker JPMorgan Chase Bank N.A.	29,955
1,002,073	WisdomTree Japan Hedged Equity Fund, One purchased call strike 57.88, One written call strike 60.774, One written put strike 58.4588 with a barrier level strike of 52.6708 (259,157 contracts), Expires 08/18/16, Broker JPMorgan Chase Bank N.A.(s)	33,759
621,547	WisdomTree Japan Hedged Equity Fund, One purchased call strike 57.92, One written call strike 60.816, One written put strike 58.4992 with a barrier level strike of 53.2864 (207,182 contracts), Expires 02/18/16, Broker Goldman Sachs International(s)	101,582
716,415	WisdomTree Japan Hedged Equity Fund, One purchased call strike 58.7927, One written call strike 61.1444, One written put strike 58.7927 with a barrier level strike of 54.0893 (204,107 contracts), Expires 02/18/16, Broker Citibank N.A.(s)	(50,033)
Contracts/ Notional Amount ($)		Value
537,653	WisdomTree Japan Hedged Equity Fund, One purchased call strike 58.96, One written call strike 61.908, One written put strike 58.96 with a barrier level strike of 54.2432 (169,607 contracts), Expires 07/14/16, Broker Goldman Sachs International(s)	$(221,903)
211,291	WisdomTree Japan Hedged Equity Fund, One purchased call strike 59.16, One written put strike 59.7516 with a barrier level strike of 54.6283, Expires 03/18/16, Broker Goldman Sachs International	(325,220)
519,089	WisdomTree Japan Hedged Equity Fund, One purchased call strike 59.72, One written call strike 62.706, One written put strike 59.72 with a barrier level strike of 54.3452 (167,448 contracts), Expires 06/16/16, Broker Goldman Sachs International(s)	(256,142)
Total Structured Options (Premiums received $(2,853,007))		134,122,551

FUTURES CONTRACTS: SHORT POSITION

Contracts		Unrealized Appreciation
30	London Metal Exchange Nickel, September 2015	$102,825
20	London Metal Exchange Nickel, October 2015	69,930
300	Intercontinental Exchange Brent Crude Oil, December 2016	276,000
	Net unrealized appreciation	$448,755

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation/ (Depreciation)
75	COMEX Silver, September 2015	$(453,125)
30	London Metal Exchange Nickel, September 2015	(40,050)
20	London Metal Exchange Nickel, October 2015	23,520
70	Chicago Board of Trade Soybean, November 2015	(190,750)
50	COMEX Gold, December 2015	46,500
4,500	Intercontinental Exchange Brent Crude Oil, December 2015	10,000
	Net unrealized depreciation	$(603,905)

123

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on a monthly basis until the termination date, expiring 05/02/16 (Underlying notional amount $19,932,890)	$(401,095)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $874,000)	374,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $409,000)	353,500
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Canola and Soybeans Indexes, paying a fixed amount per bushel and receiving the closing settlement price of CBOT November 2015 Canola Soybeans Futures contracts minus the closing settlement price of CBOT November 2015 Soybeans futures contracts on the termination date, expiring 10/27/15 (Underlying notional amount $125,234)	152,730
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cocoa Index, paying a fixed amount per metric ton and receiving the closing settlement price of ICE March 2016 Cocoa Futures contracts on the termination date, expiring 02/10/16 (Underlying notional amount $77,000)	14,282
Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Sugar Index, paying a fixed amount per pound and receiving the closing settlement price of ICE October 2015 Sugar Futures contracts on the termination date, expiring 09/25/15 (Underlying notional amount $7,242,346)	$(380,106)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 23.00 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 23.00, expiring 12/21/18 (Underlying vega amount $200,000)	(47,101)
Variance swap with Goldman Sachs International receiving an amount if EUR/USD foreign exchange rate is over 1.25 and paying an amount if EUR/USD foreign exchange rate is under 1.25, expiring 08/24/15 (Underlying vega amount $17,500)	16,190
Variance swap with UBS AG receiving variance of the S&P 500 Index over the target volatility of 28.60 and paying variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying vega amount $500,000)	(5,809,068)

$(5,726,668)

124

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $485,500)	$(294,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $485,500)	(277,000)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Live Cattle and Lean Hogs Indexes, receiving a fixed amount per pound and paying the closing settlement price of CME April 2016 Live Cattle Futures contracts minus the closing settlement price of CME April 2016 Lean Hogs futures contracts on the termination date, expiring 03/30/16 (Underlying notional amount $9,570,920)	513,920
Dividend swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 139 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 139 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)	(2,673,859)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	(1,639,931)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(2,203,282)
Unrealized Appreciation/ (Depreciation)
Variance swap with Goldman Sachs International paying variance of GBP/EUR foreign exchange rate over 47.61 and receiving variance of GBP/EUR foreign exchange rate under 47.61, expiring 08/24/15 (Underlying vega amount $17,500)	$(600,834)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying vega amount $500,000)	6,552,759
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	5,188,746
$4,566,019

At July 31, 2015, the Strategic Oportunities Fund held investments in restricted securities with a fair value of $1,200,000 or 0.02% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/15 Carrying Value Per Unit
$12,000,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(e)(i)	01/19/11	$10.00

(a)	Cost for federal income tax purposes is $7,221,205,988 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	$214,126,222
Unrealized depreciation	(224,689,393)
Net unrealized depreciation	$(10,563,171)
(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $439,549,307 or 6.07% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (i) below) that amount to $92,688,991 or 1.28% of net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $3,612,424, which is 0.05% of net assets.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

125

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Variable rate security. Rate shown is the rate as of July 31, 2015.
(h)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $551,253,483, which is 7.61% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) above.
(j)	Principal amount denoted in Singapore Dollars.
(k)	Zero coupon bond. The rate represents the yield at time of purchase.
(l)	Principal amount denoted in Euros.
(m)	Principal amount denoted in British Pounds.
(n)	Principal amount denoted in Swiss Francs.
(o)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(p)	The rate represents the annualized yield at time of purchase.
(q)	Rate shown represents current yield at July 31, 2015.
(r)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column.
(s)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

Cnv. — Convertible

COMEX — Commodity Exchange, Inc.

ETF — Exchange Traded Fund

EUR — Euro

FOR — Foreign Ownership Restrictions

GBP — United Kingdom Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

REIT — Real Estate Investment Trust

SDR — Swedish Depository Receipt

STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	7.6%
Banks	0.8%
Collateralized Mortgage Obligations	8.7%
Commercial Mortgage-Backed Securities	1.1%
Consumer Discretionary	2.6%
Consumer Staples	2.2%
Diversified Financials	1.1%
Energy	1.8%
Government Bonds	3.1%
Health Care	2.4%
Industrials	3.2%
Information Technology	2.7%
Insurance	1.1%
Materials	0.9%
Real Estate	1.0%
Telecommunication Services	1.0%
U.S. Government Agencies and Securities	45.5%
Utilities	0.8%
Other*	12.4%
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, purchased or written options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

126

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	July 31, 2015 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS — 41.2%
Banks — 8.1%
$3,800,000	Bank of America NA, 1.25%, 02/14/17	$3,797,621
5,000,000	Commonwealth Bank of Australia, 1.13%, 03/13/17	5,002,930
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,039,594
8,295,000	JPMorgan Chase & Co. MTN, 1.41%, 09/22/15(c)	8,303,165
6,125,000	KFW, 1.25%, 02/15/17	6,175,997
3,900,000	Toronto-Dominion Bank (The) - MTN, 0.85%, 04/30/18(c)	3,900,870
10,000,000	Wells Fargo & Co., 1.25%, 07/20/16	10,044,870
8,000,000	Westpac Banking Corp., 1.55%, 05/25/18	7,977,496
		47,242,543
Consumer Discretionary — 0.6%
2,000,000	Hyundai Capital America, 1.45%, 02/06/17(b)	1,995,275
1,820,000	Whirlpool Corp., 1.65%, 11/01/17	1,820,395
		3,815,670
Consumer Staples — 3.6%
11,900,000	Anheuser-Busch Inbev Worldwide Inc, 1.38%, 07/15/17	11,956,787
6,000,000	Coca-Cola Co. (The), 1.15%, 04/01/18	5,978,508
3,000,000	CVS Health Corp., 1.90%, 07/20/18	3,013,065
		20,948,360
Diversified Financials — 9.7%
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,581,378
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	999,974
5,000,000	Daimler Finance North America LLC, 2.00%, 08/03/18(b)	5,002,450
10,800,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	11,005,416
1,000,000	Ford Motor Credit Co. LLC, 2.24%, 06/15/18	998,921
9,325,000	General Electric Capital Corp, 2.90%, 01/09/17	9,569,362
Principal
Amount		Value
Diversified Financials (continued)
$1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	$1,426,646
2,930,000	Goldman Sachs Group, Inc. (The), 5.95%, 01/18/18	3,217,817
6,010,000	Goldman Sachs Group, Inc. (The), 2.63%, 01/31/19	6,107,212
12,000,000	Morgan Stanley, 1.75%, 02/25/16	12,055,380
1,000,000	Synchrony Financial, 1.88%, 08/15/17	999,659
1,775,000	Toyota Motor Credit Corp. MTN, 1.13%, 05/16/17	1,778,591
		56,742,806
Energy — 3.2%
3,000,000	Cameron International Corp., 1.15%, 12/15/16	2,975,889
3,000,000	ConocoPhillips Co., 1.50%, 05/15/18	2,990,817
1,000,000	Energy Transfer Partners LP, 2.50%, 06/15/18	1,001,467
5,310,000	Enterprise Products Operating LLC, 1.65%, 05/07/18	5,293,534
1,625,000	Exxon Mobil Corp., 1.31%, 03/06/18	1,626,916
1,700,000	Occidental Petroleum Corp, 1.75%, 02/15/17	1,713,933
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	998,049
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,012,301
1,000,000	Transcanada Pipelines Ltd., 1.88%, 01/12/18	1,005,061
		18,617,967
Health Care — 3.5%
6,000,000	AbbVie, Inc., 1.75%, 11/06/17	6,009,486
2,000,000	Cardinal Health, Inc., 1.95%, 06/15/18	2,003,394
2,000,000	Johnson & Johnson, 1.13%, 11/21/17	2,003,846
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	499,996
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,029,915
1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	997,331

127

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount		Value
Health Care (continued)
$3,950,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	$3,935,496
		20,479,464
Industrials — 3.9%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,499,356
5,000,000	Corning, Inc., 1.50%, 05/08/18	4,988,475
7,000,000	Eaton Corp., 5.60%, 05/15/18	7,692,811
216,985	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	218,885
6,460,000	Precision Castparts Corp., 1.25%, 01/15/18	6,402,428
		22,801,955
Information Technology — 2.1%
10,000,000	Apple, Inc., 0.53%, 05/03/18(c)	10,010,890
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,089,814
		12,100,704
Insurance — 2.1%
3,990,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	4,017,104
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,048,945
3,000,000	New York Life Global Funding, 1.45%, 12/15/17(b)	3,002,781
		12,068,830
Materials — 0.2%
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,019,421
Telecommunication Services — 3.2%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,051,600
9,715,000	AT&T, Inc., 1.40%, 12/01/17	9,647,481
5,000,000	Verizon Communications, Inc., 1.35%, 06/09/17	4,995,715
		18,694,796
Utilities — 1.0%
6,000,000	Duke Energy Corp., 1.63%, 08/15/17	6,022,392
Total Corporate Bonds (Cost $240,403,343)		240,554,908
Principal
Amount		Value
ASSET-BACKED SECURITIES — 8.0%
CAYMAN ISLANDS — 4.5%
$8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.46%, 07/13/25(b)(c)	$8,368,080
3,967,744	BlueMountain CLO III Ltd., Series 2007-3A, Class A1B, 0.53%, 03/17/21(b)(c)	3,919,348
3,000,000	Gallatin CLO III Ltd. Series 2007-1A, Class A2L, 0.61%, 05/15/21(b)(c)	2,998,410
4,000,000	Nantucket CLO Ltd., Series 2006-1A, Class C, 0.98%, 11/24/20(b)(c)	3,886,926
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 1.68%, 10/24/25(b)(c)	5,950,380
883,491	Sapphire Valley CDO I Ltd. Series 2006-1A, Class A, 0.55%, 12/15/22(b)(c)	869,190
		25,992,334
UNITED STATES — 3.5%
2,500,000	Ally Auto Receivables Trust Series 2014-1, Class A3, 0.97%, 10/15/18	2,498,883
2,000,000	AmeriCredit Automobile Receivables Trust Series 2014-2, Class A3, 0.94%, 02/08/19	1,999,567
354,907	Black Diamond CLO Ltd., Series 2005-1X, Class A1, 0.55%, 06/20/17(c)	354,673
2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	2,972,611
2,500,000	Fifth Third Auto Trust Series 2014-2, Class A3, 0.89%, 11/15/18	2,498,573
4,000,000	Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1, 1.42%, 01/15/20	3,994,152
2,050,000	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	2,046,556
2,000,000	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	1,998,537
2,000,000	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.16%, 09/15/17	2,001,778
		20,365,330
Total Asset-Backed Securities (Cost $46,520,729)		46,357,664

128

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS — 4.0%
California — 0.7%
$3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	$4,242,238
District Of Columbia — 0.2%
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,349,405
Georgia — 0.5%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,165,827
Illinois — 0.5%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,610,140
Maryland — 0.0%
180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	180,140
Minnesota — 0.1%
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	611,607
New Jersey — 1.1%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,556,475
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty) 2.27%, 06/15/16	101,391
4,600,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series Q 1.10%, 06/15/16	4,590,156
		6,248,022
New York — 0.5%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,616,995
Principal
Amount		Value
New York (continued)
$110,000	New York State Dormitory Authority University & College Improvement Revenue Bonds, Series G 2.83%, 03/15/16	$111,571
		2,728,566
Ohio — 0.4%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,168,488
Total Municipal Bonds (Cost $22,951,179)		23,304,433
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%

2,323,883	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	2,326,002
Total Collateralized Mortgage Obligations (Cost $2,377,118)		2,326,002
U.S. GOVERNMENT AGENCIES — 5.1%
AID-EGYPT—0.2%
1,000,000	4.45%, 09/15/15	1,001,366
		1,001,366
Fannie Mae — 2.8%
5,200,000	1.00%, 09/27/17	5,226,125
11,295,000	0.88%, 12/20/17	11,291,397
		16,517,522
Ginnie Mae — 0.0%
266	9.00%, 02/15/20	267
		267
Overseas Private Investment Corp. — 1.0%
5,366,445	5.14%, 12/15/23	6,015,860
		6,015,860
Private Export Funding Corp. — 0.3%
1,400,000	4.95%, 11/15/15	1,418,173
500,000	2.25%, 12/15/17	512,599
		1,930,772
Small Business Administration — 0.6%
596,077	4.73%, 02/10/19	633,641
912,826	4.11%, 03/10/20	958,182
1,949,255	4.08%, 03/10/21	2,063,244
		3,655,067

129

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal
Amount		Value
Tennessee Valley Authority — 0.2%
$725,000	6.25%, 12/15/17	$811,419
		811,419
Total U.S. Government Agencies (Cost $29,024,135)		29,932,273
U.S. GOVERNMENT SECURITIES — 39.3%
U.S. Treasury Notes — 39.3%
8,500,000	0.38%, 04/30/16	8,503,987
25,585,000	0.75%, 02/28/18	25,505,047
103,526,000	1.88%, 11/30/21	103,671,558
21,540,000	0.63%, 01/15/24(d)	22,226,525
68,115,000	2.38%, 08/15/24	69,221,869
Total U.S. Government Securities (Cost $227,830,447)		229,128,986
GOVERNMENT BONDS — 0.5%
GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale, 0.88%, 10/16/15(b)	1,000,469
SOUTH KOREA — 0.3%
500,000	Export-Import Bank of Korea, 1.25%, 11/20/15	500,623
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,452,891
		1,953,514
Total Government Bonds (Cost $2,898,896)		2,953,983

Shares
INVESTMENT COMPANY — 2.0%
11,610,200	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	11,610,200
Total Investment Company (Cost $11,610,200)		11,610,200

TOTAL INVESTMENTS — 100.5% (Cost $583,616,047)(a)	$586,168,449
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%	(2,847,234)
NET ASSETS — 100.0%	$583,321,215

(a)	Cost for federal income tax purposes is $583,622,810 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$3,439,692
Unrealized depreciation	(894,053)
Net unrealized appreciation	$2,545,639

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $54,666,977 which is 9.37% of net assets.
(c)	Variable rate security. Rate shown is the rate as of July 31, 2015.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	Rate shown represents current yield at July 31, 2015.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

COP — Certificates of Participation

GO — General Obligations

MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
U.S. Government Agencies and Securities	44.4%
Corporate Bonds	41.2
Municipal Bonds	4.0
Government Bonds	0.5
Asset Backed Securities	8.0
Collateralized Mortgage Obligations	0.4
Other*	1.5
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

130

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 97.6%
Alabama — 1.4%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,798,550
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,624,456
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/24	3,664,066
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,448,218
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,821,750
		19,357,040
Alaska — 0.0%
500,000	Borough of Matanuska-Susitna School Improvements GO, Series B, 5.00%, 11/01/23	594,579
Arizona — 1.3%
2,095,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	2,534,971
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,360,700
2,500,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	2,970,350
1,000,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/22	1,175,760
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	2,051,003
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	398,738
Principal Amount		Value
Arizona (continued)
$2,010,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	$2,174,096
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	229,157
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,343,223
		17,237,998
Arkansas — 0.1%
590,000	Fayetteville School District No 1 Refunding GO (State Aid Withholding), 2.00%, 06/01/16	598,231
910,000	Rogers School District No 30 Refunding GO (State Aid Withholding), 3.00%, 02/01/16	922,403
		1,520,634
California — 4.3%
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/24	2,445,360
3,525,000	California State University Refunding Revenue Bonds, Series A, 5.00%, 11/01/24	4,342,694
1,750,000	City & County of San Francisco Courthouse Project Refunding COP, 5.00%, 04/01/16	1,804,285
1,155,000	City & County of San Francisco Juvenile Hall Project Refunding COP, 5.00%, 04/01/16	1,190,828
9,250,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/23	11,304,703
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,192,548
1,300,000	San Mateo County Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	1,591,616
750,000	State of California Refunding GO, 5.00%, 03/01/23	905,025

131

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
California (continued)
$8,000,000	State of California Refunding GO, 5.00%, 03/01/24	$9,741,120
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	9,685,680
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	10,421,900
3,000,000	University of California Refunding Revenue Bonds, Series I, 5.00%, 05/15/23	3,645,210
		58,270,969
Colorado — 0.9%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding), 5.00%, 12/01/19	578,869
300,000	City of Commerce Advance Refunding Revenue Bonds. (BAM), 5.00%, 08/01/25	363,863
3,935,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	4,785,393
450,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	546,093
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,134,980
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,417,581
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,703,552
370,000	University of Northern Colorado Refunding Revenue Bonds, Series A (State Higher Education Intercept Program), 3.00%, 06/01/16	378,287
		11,908,618
Principal Amount		Value
Connecticut — 2.3%
$8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/25	$9,535,520
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,405,360
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,172,560
2,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/25	2,383,880
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,862,700
1,000,000	University of Connecticut University and College Improvements Revenue Bonds, Series A, 3.00%, 02/15/16	1,014,710
		30,374,730
District Of Columbia — 0.5%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,786,450
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,176,690
		6,963,140
Florida — 2.8%
1,000,000	County of Sarasota Refunding Revenue Bonds, 5.00%, 10/01/24	1,218,040
220,000	County of Seminole Special Obligation Public Improvements Revenue Bonds, 4.00%, 10/01/15	221,349
5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	5,402,250
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,715,475

132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Florida (continued)
$4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	$4,342,679
500,000	Florida Water Pollution Control Financing Corp. Water Polution Control Revenue Bonds, Series A, 4.00%, 01/15/17	525,229
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,124,246
1,200,000	Lee County School Board Refunding COP, 5.00%, 08/01/25	1,402,284
4,000,000	Miami-Dade County Refunding GO, Series B, 5.00%, 07/01/24	4,800,920
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,179,580
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	1,900,314
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,346,000
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	565,835
1,975,000	State of Florida Refunding GO, Series A, 4.00%, 01/01/17	2,071,696
		37,815,897
Georgia — 1.8%
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	902,873
1,000,000	Cobb-Marietta Coliseum & Exhibit Hall Authority Performing Arts Center Project Refunding Revenue Bonds (County GTY), 5.00%, 01/01/19	1,133,230
1,750,000	Douglas County School District Refunding GO (State Aid Withholding), 4.00%, 04/01/16	1,793,313
Principal Amount		Value
Georgia (continued)
$395,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 4.00%, 05/01/16	$405,839
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	446,393
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,099,610
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,118,853
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,381,400
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,713,700
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,344,910
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	671,032
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,105,411
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,191,817
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,652,070
		23,960,451
Hawaii — 1.0%
5,000,000	City & County Honolulu Wastewater System Refunding Revenue Bonds, Junior Series A, 5.00%, 07/01/24	6,043,550

133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Hawaii (continued)
$1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	$1,167,520
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	441,003
5,000,000	State of Hawaii Refunding GO, Series EP, 5.00%, 08/01/25	6,049,950
		13,702,023
Idaho — 0.1%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,788,105
Illinois — 1.5%
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	922,536
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,427,758
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,529,929
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,810,201
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,276,180
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,348,680
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,861,445
2,500,000	State of Illinois School Improvements GO, 3.00%, 02/01/16	2,524,700
Principal Amount		Value
Illinois (continued)
$780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	$896,867
		20,598,296
Indiana — 1.7%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	592,226
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,095,686
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	690,677
500,000	Carmel 2002 School Building Corp. Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/16	521,659
600,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	680,699
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	689,221
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	504,181
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,555,209
1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	1,590,273

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Indiana (continued)
$1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	$1,073,392
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,071,550
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	567,969
1,040,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 01/15/16	1,052,511
1,060,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 07/15/16	1,085,747
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	521,075
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	730,072
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	766,980
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	616,210
765,000	Vigo County Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	780,629
Principal Amount		Value
Indiana (continued)
$1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	$1,110,300
895,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 4.00%, 01/15/16	909,329
		22,205,595
Iowa — 0.2%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,113,092
Kansas — 0.5%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,528,481
2,645,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/24	3,246,023
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,360,873
		7,135,377
Kentucky — 1.2%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,788,645
1,000,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/15	1,003,690
8,185,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/16	8,569,286
1,550,000	Kentucky State Property & Building Commission Project No. 106 Refunding Revenue Bonds, Series A, 5.00%, 10/01/15	1,561,873

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Kentucky (continued)
$605,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/16	$612,435
		15,535,929
Louisiana — 0.2%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,076,440
Maine — 0.9%
435,000	City of Bath Refunding GO, 2.00%, 09/01/15	435,582
4,000,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/16	4,209,040
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/19	2,569,973
700,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	753,543
520,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	607,740
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/16(c)	119,808
1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	1,873,260
1,795,000	Maine Municipal Bond Bank Refunding Revenue Bonds, Series C, 5.00%, 11/01/26	2,149,979
		12,718,925
Principal Amount		Value
Maryland — 0.4%
$1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	$1,175,170
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,411,293
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,085,610
2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	2,171,220
		5,843,293
Massachusetts — 7.8%
4,500,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation), 1.00%, 09/25/15	4,503,899
1,070,000	Boston Water & Sewer Commission Advance Refunding Revenue Bonds, Senior Series A, 5.00%, 11/01/24	1,307,198
5,880,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/05/15	5,879,896
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,724,432
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 05/01/19	10,285,650
9,650,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/22	11,549,699
850,000	Commonwealth of Massachusetts Refunding GO, Series A, 5.00%, 08/01/16	889,508
1,000,000	Commonwealth of Massachusetts Refunding GO, Series B (AGM-CR), 5.25%, 08/01/28	1,266,490
2,000,000	Commonwealth of Massachusetts Refunding GO, Series C (AMBAC), 5.50%, 12/01/24	2,541,880

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Massachusetts (continued)
$7,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/28/15	$7,503,287
5,900,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/07/15	5,900,386
4,500,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/05/16	4,538,295
1,000,000	Massachusetts Port Authority Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	1,015,450
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,149,669
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	599,545
4,500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A (NATL-RE, GO of Authority), 5.25%, 08/01/16	4,720,230
10,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/07/15	10,000,654
13,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/05/16	13,106,730
3,625,000	Southeastern Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/28/15	3,626,481
1,275,000	Town of Belmont Municipal Purpose Loan Refunding GO, 4.00%, 04/15/16	1,308,507
		104,417,886
Michigan — 2.2%
670,000	Bay City School District Refunding GO (Q-SBLF), 5.00%, 11/01/25	776,778
945,000	Brighton Area School District School Improvements GO, Series I (Q-SBLF), 5.00%, 05/01/16	976,100
Principal Amount		Value
Michigan (continued)
$1,000,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	$1,184,150
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	678,491
1,000,000	Grand Valley State University & College Improvements Revenue Bonds, Series A, 5.00%, 12/01/23	1,174,440
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	441,511
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	282,863
1,295,000	Lake Shore Public Schools Refunding GO, (Q-SBLF), 3.00%, 11/01/16	1,329,395
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,347,696
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,515,731
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,193,011
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	845,533
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,325,428
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,147,440
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,294,880
325,000	State of Michigan Environmental Program Refunding GO, Series A, 5.00%, 05/01/16	336,463
5,000,000	State of Michigan Trunk Line Refunding Revenue Bonds, 5.00%, 11/15/16	5,288,850
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	4,997,677

137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Michigan (continued)
$2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	$2,109,663
		29,246,100
Minnesota — 2.2%
1,875,000	Clearbrook-Gonvick Independent School District No 2311 Cash Flow Management GO (School District Credit Program), 1.00%, 09/30/15	1,877,156
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	462,398
1,745,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	1,919,011
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,231,372
1,875,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	2,213,550
1,520,000	State of Minnesota Public Improvements COP, 4.50%, 06/01/16	1,572,759
1,000,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	1,189,890
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,674,419
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,281,616
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,449,747
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,176,470
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,208,850
Principal Amount		Value
Minnesota (continued)
$2,675,000	Warroad Independent School District No 690 Cash Flow Management GO Notes (School District Credit Program), 1.00%, 09/14/15	$2,677,514
		28,934,752
Mississippi — 0.2%
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,016,431
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds, 5.00%, 11/01/22	367,781
		2,384,212
Missouri — 1.4%
1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	1,143,787
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	335,253
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation), 5.00%, 12/01/26	2,696,060
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	4,898,600
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	546,245
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,561,821
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,370,000

138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Missouri (continued)
$300,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 4.00%, 03/01/17	$315,645
1,250,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	1,516,613
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,165,256
		18,549,280
Nevada — 0.3%
1,000,000	Clark County School District School Improvements GO, Series C (AGM), 5.00%, 12/15/15(c)	1,017,390
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,008,488
		4,025,878
New Hampshire — 0.2%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,571,435
New Jersey — 5.5%
500,000	Bergen County Improvement Authority Public Improvements Revenue Bonds, Series B (County GTY), 4.00%, 02/15/16	509,965
240,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/16	251,446
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	214,889
3,495,000	County of Sussex Public Improvements Refunding GO, 2.00%, 02/15/16	3,527,608
Principal Amount		Value
New Jersey (continued)
$255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	$267,166
2,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	2,171,060
735,000	Middlesex County Improvement Authority Regional Educational Services Refunding Revenue Bonds, (County GTY), 3.00%, 07/15/16	753,493
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	241,127
5,300,000	New Jersey Building Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/16	5,469,600
1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18(c)	1,205,431
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	435,797
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/22	1,612,800
1,355,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series DD-1, 5.00%, 12/15/16	1,420,514
750,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series K, (AMBAC), 5.25%, 12/15/16	763,718
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	5,541,700

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
New Jersey (continued)
$11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	$12,315,181
505,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Revenue Bonds, 4.00%, 09/01/16	522,215
6,225,000	New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund Revenue Bonds, 5.00%, 06/15/16	6,453,271
855,000	New Jersey Educational Facilities Authority University and College Improvements Revenue Bonds (State Appropriation), 5.00%, 06/01/23	917,235
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(c)	26,224
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,217,165
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(c)	15,734
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(c)	44,829
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,489,670
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	11,047,035
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	1,943,680
Principal Amount		Value
New Jersey (continued)
$5,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series AA, (State Aid Appropriation), 5.00%, 06/15/20	$5,988,730
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 06/15/19	540,735
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,398,499
825,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/16	868,709
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(d)	3,018,758
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	335,141
770,000	Township of Montgomery Refunding GO, 3.00%, 08/01/15	770,000
		73,299,125
New Mexico — 0.8%
4,805,000	City of Albuquerque General Purpose Public Improvements GO, Series A, 5.00%, 07/01/16	5,009,981
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,034,990
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	264,135
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/16	828,880

140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
New Mexico (continued)
$3,000,000	State of New Mexico Severance Tax Permanent Fund Public Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	$3,127,980
		10,265,966
New York — 25.9%
10,000,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/25	11,948,100
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	5,421,850
3,330,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	3,928,601
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,421,850
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,157,235
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	766,844
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,638,639
1,870,000	City of New York Refunding GO, Series E, 5.00%, 08/01/16	1,957,479
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,337,480
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	10,843,700
9,730,000	City of New York Refunding GO, Series G, 5.00%, 08/01/19	11,120,904
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	11,747,000
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	21,825,560
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,517,181
5,000,000	Clarence Central School District Cash Flow Management GO, (State Aid Withholding), 1.75%, 06/28/16	5,052,050
Principal Amount		Value
New York (continued)
$3,500,000	County of Rockland Cash Flow Management GO, 2.00%, 03/16/16	$3,528,595
2,175,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/16	2,210,496
445,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/16	447,572
505,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/17	510,636
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,216,140
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,844,750
5,240,000	Geneva City School District Cash Flow Management GO, (State Aid Withholding), 1.00%, 06/17/16	5,253,152
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,272,771
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,255,061
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,826,350
1,250,000	New York City Municipal Water Finance Authority Fiscal 2014 Refunding Revenue Bonds, Series CC-2, 5.00%, 06/15/18	1,328,325
1,230,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(c)	1,345,546
770,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	842,511

141

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
New York (continued)
$15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	$18,892,582
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,407,572
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,206,745
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,877,796
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,053,249
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,821,615
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18	1,902,727
225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18(c)	247,361
4,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/17	5,011,140
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	583,371
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A-1, 5.00%, 05/01/22	2,514,270
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/20	704,747
Principal Amount		Value
New York (continued)
$1,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	$1,459,128
3,220,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Series E, (AGM, GO of Corp.) OID, 5.25%, 04/01/16	3,319,530
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	750,897
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,458,836
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	11,844,800
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	10,989,797
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	943,551
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(c)	16,799
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,902,201
550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	551,964
2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	2,783,101

142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
New York (continued)
$2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	$2,356,385
750,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 4.00%, 07/01/16	774,660
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	17,660,550
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	4,936,672
4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/23	5,386,950
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,228,795
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	9,342,333
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,282,400
2,850,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series G, 5.00%, 03/15/17	3,051,210
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 4.00%, 06/15/16	2,064,460
2,160,000	New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E, 1.10%, 11/01/16	2,169,310
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	7,860,580
Principal Amount		Value
New York (continued)
$200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 4.00%, 03/15/16	$204,675
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/16	205,897
1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	1,520,252
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,663,948
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,671,350
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,166,228
1,000,000	New York State Thruway Authority Refunding Revenue Bonds, 5.00%, 01/01/25	1,197,240
410,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/16	422,091
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	428,239
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,415,680
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,611,350
765,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19	770,852
160,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19(c)	161,203

143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
New York (continued)
$1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series A1, 4.00%, 12/15/16	$1,048,390
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,590,952
3,550,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 189, 5.00%, 05/01/23	4,273,277
14,390,000	Sales Tax Asset Receivable Corp. Fiscal 2015 Refunding Revenue Bonds, Series A, 5.00%, 10/15/26	17,446,724
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,530,794
1,000,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, Series TE, 5.00%, 12/15/18	1,061,670
		347,315,274
North Carolina — 2.6%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	784,754
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,066,018
475,000	Buncombe County Refunding Revenue Bonds, Series A, 5.00%, 06/01/16	493,440
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,533,088
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,065,481
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,653,306
245,000	County of Wake Refunding GO, Series D, 4.00%, 02/01/16	249,596
2,840,000	County of Wake School Improvements GO, Series A, 5.00%, 04/01/17	3,047,973
Principal Amount		Value
North Carolina (continued)
$615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	$652,257
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	729,439
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	800,435
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20	1,601,371
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	385,960
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,372,580
2,320,000	State of North Carolina Highway Improvements Revenue Bonds, 5.00%, 03/01/16	2,380,250
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B, 5.00%, 06/01/24	12,180,100
1,595,000	Town of Cary Public Improvements GO, 5.00%, 03/01/17	1,706,475
		34,702,523
Ohio — 3.2%
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,431,360
1,600,000	Cleveland Department of Public Utilities Division of Water Advance Refunding Revenue Bonds, Series Y, 5.00%, 01/01/26	1,878,992
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,318,735
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	1,209,480
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,197,510

144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Ohio (continued)
$2,015,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	$2,403,794
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	1,202,570
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,647,121
5,000,000	Ohio State Water Development Authority Refunding Revenue Bonds, Series B, 5.00%, 06/01/22	5,969,600
400,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 4.00%, 06/01/16	411,907
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	378,003
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,086,650
5,000,000	State of Ohio Highway Improvements GO, Series Q, 5.00%, 05/01/16	5,175,600
8,000,000	State of Ohio Highway Improvements GO, Series R, 4.00%, 05/01/16	8,221,920
625,000	State of Ohio Highway Improvements Revenue Bonds, 5.00%, 12/15/24	759,913
500,000	State of Ohio Refunding GO, Series B, 4.00%, 08/01/16	518,305
3,875,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/24	4,012,563
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,864,438
		42,688,461
Principal Amount		Value
Oklahoma — 0.9%
$4,400,000	Oklahoma Capital Improvement Authority Refunding Revenue Bonds, Series B, 2.00%, 07/01/16	$4,467,980
5,275,000	Tulsa County Independent School District No 3 Broken Arrow Combined Purpose School Improvements GO, 2.00%, 04/01/16	5,336,137
2,680,000	University of Oklahoma Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	2,720,682
		12,524,799
Oregon — 0.5%
575,000	City of Portland Water System Refunding Revenue Bonds, 5.00%, 10/01/16	605,665
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,399,255
815,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	878,097
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,940,539
2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	2,394,040
		7,217,596
Rhode Island — 0.3%
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A, 5.00%, 05/15/22	3,474,960
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	758,763
		4,233,723

145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
South Carolina — 0.9%
$4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	$5,417,155
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	926,886
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,307,381
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,897,156
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	376,207
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	775,214
		11,699,999
Tennessee — 0.1%
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,092,006
Texas — 12.2%
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,442,521
800,000	Austin Independent School District Refunding GO (PSF-GTD), 5.00%, 08/01/16	837,264
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	430,503
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/21	1,183,560
1,435,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,720,034
Principal Amount		Value
Texas (continued)
$2,500,000	City of Dallas Refunding GO, 5.00%, 02/15/23	$3,006,225
3,000,000	City of Dallas Refunding GO, 5.00%, 02/15/24	3,642,090
1,000,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	1,193,510
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26	1,476,013
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,122,857
600,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	711,654
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,025,222
800,000	City of San Antonio Water System Refunding Revenue Bonds, Series A, 3.00%, 05/15/16	817,080
1,505,000	City of Southlake Refunding GO, 5.00%, 02/15/16	1,542,279
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	269,919
875,000	County of Bexar Limited Tax Refunding GO, 3.00%, 06/15/16	895,685
1,200,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	1,238,676
580,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	598,693
4,410,000	County of Bexar Refunding GO, 5.00%, 06/15/22	5,247,944
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	816,554
3,000,000	County of Williamson Advance Refunding GO, 5.00%, 02/15/24	3,629,130
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,178,600
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	432,497

146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	$1,151,874
2,250,000	Cypress-Fairbanks Independent School District Refunding GO, Series C (PSF-GTD), 5.00%, 02/15/26	2,683,395
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(b)	4,161,840
2,000,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	2,411,580
250,000	Dallas Independent School District Refunding GO, Series A (PSF-GTD), 5.00%, 08/15/29	296,895
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	1,325,408
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	261,604
7,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(b)	7,731,326
3,955,000	Dickinson Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/25	4,774,199
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD), 5.00%, 08/15/25	1,809,450
1,500,000	Forney Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26	1,788,210
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	547,009
4,700,000	Fort Worth Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	5,701,852
1,650,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26	1,965,018
Principal Amount		Value
Texas (continued)
$250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	$291,053
3,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(b)	3,120,600
330,000	Grapevine-Colleyville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/15(c)	330,491
720,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/16	733,997
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,159,630
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	521,165
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,318,481
135,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	138,767
1,750,000	Lamar Consolidated Independent School District School Improvements GO, Series A, (PSF-GTD), 2.00%, 08/15/47(b)	1,775,060
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	4,660,200
1,085,000	Mercedes Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,291,920
1,135,000	Mesquite Independent School District School Improvements GO, Series A (PSF-GTD), 2.50%, 08/15/15	1,135,845
8,585,000	North East Independent School District School Improvements GO, Series B, (PSF-GTD)), 2.00%, 08/01/42(b)	8,702,615
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/22	297,028

147

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	$1,179,179
265,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/17(c)	287,679
260,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18	282,801
1,500,000	Richardson Independent School District School Improvements GO, Series A, (PSF-GTD), 3.00%, 02/15/16	1,522,470
925,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,096,097
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,222,470
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,301,610
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,219,530
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD), 5.00%, 05/01/25	863,315
1,100,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/16	1,116,478
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	158,194
3,040,000	State of Texas Transportation Commission Refunding GO, Series A, 5.00%, 10/01/25	3,686,122
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,488,370
10,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	13,206,340
Principal Amount		Value
Texas (continued)
$1,070,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, 5.00%, 04/01/17	$1,147,800
1,775,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, Series A, 5.00%, 04/01/16	1,829,706
3,150,000	Tomball Independent School District School Improvements GO, Series B-3, (PSF-GTD), 2.00%, 02/15/43(b)	3,193,502
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	5,805,935
1,000,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	1,187,120
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	2,016,202
1,235,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	1,494,227
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,540,656
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,203,126
4,580,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,364,325
2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	2,254,342
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	158,138
1,370,000	Wichita Falls Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/25	1,668,071
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD), 5.00%, 02/01/23	1,444,583
		163,483,410

148

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Utah — 0.3%
$1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	$2,275,141
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	126,459
1,085,000	Uintah County School District Refunding GO, (School Board GTY), 5.00%, 02/01/24	1,322,181
		3,723,781
Virginia — 2.3%
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	184,067
1,290,000	City of Roanoke Refunding GO, Series A (State Aid Withholding), 5.00%, 07/15/23	1,550,903
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	637,487
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,532,142
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Interception), 5.00%, 09/01/21	2,325,760
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,893,950
2,640,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 09/15/25	3,098,779
1,090,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 09/15/26	1,267,921
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,926,325
Principal Amount		Value
Virginia (continued)
$1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	$1,433,938
8,010,000	Virginia Public School Authority School Improvements Revenue Bonds, Series II, 5.00%, 04/15/17	8,603,221
1,150,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	1,397,457
		30,851,950
Washington — 3.4%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/21	1,214,092
580,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/23	699,439
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	107,373
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,764,799
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	847,160
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	745,783
1,035,000	King County Refunding GO, 5.00%, 07/01/25	1,270,121
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,691,880
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY), 5.00%, 12/01/24	1,423,918
1,000,000	Pierce County School District No 403 Bethel Refunding GO, (School Board GTY), 3.00%, 06/01/16	1,021,900

149

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

Principal Amount		Value
Washington (continued)
$10,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	$12,108,900
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,456,363
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,062,460
745,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/17	747,630
2,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	2,382,320
9,375,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/16	9,818,250
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,710,135
1,435,000	Washington Health Care Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/15/24	1,692,812
		45,765,335
West Virginia — 0.0%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	135,074
Wisconsin — 1.3%
1,390,000	City of La Crosse Promissory Notes Public Improvements GO, Series A, 3.00%, 12/01/15	1,403,080
3,000,000	Milwaukee Redevelopment Authority Public Schools Refunding Revenue Bonds, 4.00%, 08/01/16	3,099,810
1,925,000	State of Wisconsin Public Improvements GO, Series A, 5.00%, 05/01/16	1,992,452
Principal Amount		Value
Wisconsin (continued)
$10,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/16	$10,350,400
		16,845,742
Total Municipal Bonds (Cost $1,291,238,942)		1,307,695,438
U.S. GOVERNMENT SECURITIES — 2.3%
U.S. Treasury Notes — 2.3%
31,250,000	0.38%, 10/31/2016	31,220,688
Total U.S. Government Securities (Cost $31,191,196)		31,220,688

Shares
INVESTMENT COMPANY — 2.8%
36,998,000	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	36,998,000
Total Investment Company (Cost $36,998,000)		36,998,000
TOTAL INVESTMENTS — 102.7% (Cost $1,359,428,138)(a)		$1,375,914,126
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(35,752,376)
NET ASSETS — 100.0%		$1,340,161,750

(a)	Cost for federal income tax purposes is $1,359,467,580 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$19,772,796
	Unrealized depreciation	(3,326,250)
	Net unrealized appreciation	$16,446,546
(b)	Variable rate security. Rate shown is the rate as of July 31, 2015.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at July 31, 2015.

150

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2015 (Unaudited)

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
BAM — Build America Mutual Assurance Co.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.4%
Alaska	0.0%
Arizona	1.3%
Arkansas	0.1%
California	4.3%
Colorado	0.9%
Connecticut	2.3%
District Of Columbia	0.5%
Florida	2.8%
Georgia	1.8%
Hawaii	1.0%
Idaho	0.1%
Illinois	1.5%
Indiana	1.7%
Iowa	0.2%
Kansas	0.5%
Kentucky	1.2%
Louisiana	0.2%
Maine	0.9%
Maryland	0.4%
Massachusetts	7.8%
Michigan	2.2%
Minnesota	2.2%
Mississippi	0.2%
Missouri	1.4%
Nevada	0.3%
New Hampshire	0.2%
New Jersey	5.5%
New Mexico	0.8%
New York	25.9%
North Carolina	2.6%
Ohio	3.2%
Oklahoma	0.9%
Oregon	0.5%
Rhode Island	0.3%
South Carolina	0.9%
Tennessee	0.1%
Texas	12.2%
Utah	0.3%
Virginia	2.3%
Washington	3.4%
West Virginia	0.0%
Wisconsin	1.3%
Other*	2.4%
100%

*	Includes cash and equivalents, U.S. Government securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

151

Old Westbury Funds, Inc.
Notes To Financial Statements
July 31, 2015 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Restatement, as amended, permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2015, the Corporation consisted of six separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Fund (“Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on March 17, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM”)(“Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of July 31, 2015, the Subsidiary represented $100,135,866, or 1.38% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

152

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

U.S. government obligations and other debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including real assets and derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the

153

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by BIM. Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 17 days during the period ended July 31, 2015. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of July 31, 2015, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended July 31, 2015.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed inappropriate. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

154

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market-related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements and written options in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of July 31, 2015, the Strategic Opportunities Fund held no collectibles.

F. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors

155

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not

156

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System recently ended this quantitative easing and, to the extent it raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Funds’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•      Level 1 - quoted prices in active markets for identical securities.

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

157

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

The summary of inputs used to value the Funds’ investments as of July 31, 2015 is as follows:

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(d)	Total
Investments in Securities Assets:
Large Cap Core Fund
Equity Securities(b)	$1,140,634,524(a	)	$—		$—	$1,140,634,524
Investment Company	61,974,600		—		—	61,974,600
Total	$1,202,609,124		$—		$—	$1,202,609,124

Large Cap Strategies Fund
Equity Securities:(b)	$12,368,824,801(a	)	$93,620,633(e	)	$—	$12,462,445,434
Exchange Traded Funds	1,750,154,640(a	)	—		—	1,750,154,640
U.S. Government Agencies	—		139,494,776		—	139,494,776
Investment Company	197,315,200		—		—	197,315,200
Other Financial Instruments - Assets*
Foreign currency exchange contracts	—		14,245,393		—	14,245,393
Total	$14,316,294,641		$247,360,802		$—	$14,563,655,443

Small & Mid Cap Fund
Equity Securities:(b)
Australia	$85,234,886		$3,543,557		$70,010	$88,848,453
Austria	12,586,088		—		—	12,586,088
Bahamas	92,788		—		—	92,788
Belgium	29,380,644		—		—	29,380,644
Bermuda	58,307,870		—		—	58,307,870
Brazil	31,545,821		5,282		—	31,551,103
Cambodia	339,677		—		—	339,677
Canada	102,555,987		11		—	102,555,998
Cayman Islands	48,744		—		—	48,744
Chile	2,284,580		—		—	2,284,580
China	59,840,656		—		571,453	60,412,109
Columbia	718,376		—		—	718,376
Cyprus	318,710		—		—	318,710
Denmark	35,494,229		—		—	35,494,229
Faeroe Islands	227,159		—		—	227,159
Finland	28,105,947		—		2,045	28,107,992
France	160,104,911		—		—	160,104,911
Gabon	191,307		—		—	191,307
Georgia	136,651		—		—	136,651
Germany	170,215,393		—		—	170,215,393
Gibraltar	185,314		—		—	185,314
Greece	294,973		1,254,360		—	1,549,333
Guernsey	14,993		—			14,993
Hong Kong	65,102,414		362,839		273,197	65,738,450
Hungary	89,372		—		—	89,372
India	80,956,134		—		27,428	80,983,562
Indonesia	25,398,583		—		9,009	25,407,592
Ireland	43,413,533		—		—	43,413,533
Israel	92,107,868		—		—	92,107,868
Italy	51,739,974		—		—	51,739,974
Japan	398,200,238		—		—	398,200,238
Jersey Channel Islands	1,187,192		—		—	1,187,192
158

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs(d)	Total
Luxembourg	$12,091,296	$—	$—	$12,091,296
Macau	33,590	—	—	33,590
Malaysia	27,845,523	—	—	27,845,523
Malta	529,363	—	—	529,363
Mexico	24,669,641	9	—	24,669,650
Mongolia	20,896	—	—	20,896
Netherlands	48,728,505	—	—	48,728,505
New Zealand	23,232,912	—	—	23,232,912
Norway	5,764,338	—	—	5,764,338
Peru	3,002,138	—	—	3,002,138
Philippines	11,729,823	—	—	11,729,823
Poland	5,117,427	—	—	5,117,427
Portugal	4,516,260	—	—	4,516,260
Qatar	341,679	—	—	341,679
Singapore	74,136,578	—	—	74,136,578
South Africa	31,270,100	—	503	31,270,603
South Korea	52,839,937	—	—	52,839,937
Spain	47,486,398	10,087	—	47,496,485
Sweden	42,239,874	—	—	42,239,874
Switzerland	77,739,070	—	—	77,739,070
Taiwan	37,052,439	—	971	37,053,410
Thailand	24,739	13,490,008	—	13,514,747
Turkey	3,642,387	—	—	3,642,387
Ukraine	136,846	—	—	136,846
United Arab Emirates	5,261,721	—	—	5,261,721
United Kingdom	342,063,297	2,465	3,617	342,069,379
United States	2,669,751,017	—	—	2,669,751,017
Total Equities	$5,087,688,806	$18,668,618	$958,233	$5,107,315,657
Exchange Traded Funds	388,553,906	—	—	388,553,906
Investment Company	22,426,900	—	—	22,426,900
Rights/Warrants
Brazil	17	—	—	17
Canada	330	—	—	330
Hong Kong	6,331	5,005	—	11,336
Malaysia	87,964	—	—	87,964
South Korea	—	40,044	—	40,044
Taiwan	—	162	—	162
Thailand	3,577	—	—	3,577
Total Rights/Warrants	$98,219	$45,211	$—	$143,430
U.S. Government Agencies	—	73,998,750	—	73,998,750
U.S. Government Securities	—	999,998	—	999,998
Cash Sweep	45,938,179	—	—	45,938,179
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	4,912,476	—	4,912,476
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(364,575)	—	(364,575)
Total	$5,544,706,010	$98,260,478	$958,233	$5,643,924,721
159

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(d)		Total
Strategic Opportunities Fund
Equity Securities:(b)
Australia	$8,011,502		$—		$—		$8,011,502
Austria	1,319,790		—		—		1,319,790
Belgium	2,936,054		—		—		2,936,054
Bermuda	24,938,797		—		—		24,938,797
Brazil	1,488,393		—		—		1,488,393
Canada	6,560,493		—		—		6,560,493
China	11,305,263		—		—		11,305,263
Denmark	2,680,808		—		—		2,680,808
Finland	4,259,555		—		—		4,259,555
France	6,240,052		—		—		6,240,052
Germany	9,757,497		—		—		9,757,497
Greece	—		628,978		—		628,978
Guernsey	7,954,582		—		—		7,954,582
Hong Kong	44,633,748		—		177,743		44,811,491
India	1,060,960		—		—		1,060,960
Indonesia	378,653		—		—		378,653
Ireland	3,937,324		—		—		3,937,324
Italy	6,123,088		—		—		6,123,088
Japan	100,791,008		—		—		100,791,008
Jersey Channel Islands	1,748,334		—		—		1,748,334
Malaysia	859,690		—		—		859,690
Netherlands	8,882,199		—		—		8,882,199
New Zealand	434,519		—		—		434,519
Norway	3,303,997		—		—		3,303,997
Pakistan	7,688,170		—		—		7,688,170
Panama	3,398,850		—		—		3,398,850
Poland	226,600		—		—		226,600
Singapore	32,880,113		—		—		32,880,113
South Africa	2,926,767		—		—		2,926,767
South Korea	18,130,749		—		—		18,130,749
Spain	1,679,877		—		—		1,679,877
Sweden	4,311,893		—		—		4,311,893
Switzerland	21,113,587		—		—		21,113,587
Taiwan	17,686,656		—		—		17,686,656
Thailand	—		544,724		—		544,724
Turkey	931,890		—		—		931,890
United Kingdom	15,208,744		—		—		15,208,744
United States	661,482,595		—		258,750		661,741,345
Total Equities	$1,047,272,797		$1,173,702		$436,493		$1,048,882,992
Closed-End Funds	$463,781,310(a	)	$—		$—		$463,781,310
Exchange Traded Funds	121,645,119(a	)	—		—		121,645,119
Preferred Stock	8,684,083(a	)	—		—		8,684,083
Bank Loans	—		8,040,000(a	)	—		8,040,000
Corporate Bonds	—		496,294,442(a	)	3,353,674(c	)	499,648,116
Government Bonds	—		227,573,683(a	)	—		227,573,683
Asset-Backed Securities	—		549,690,652(a	)	—		549,690,652
Non-Agency Mortgage-Backed Securities	—		708,427,929(a	)	—		708,427,929
U.S. Government Agencies	—		3,293,053,597		—		3,293,053,597
Cash Sweep	279,259,844		—		—		279,259,844
160

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

		Level 2		Level 3
		Significant		Significant
	Level 1	Observable		Unobservable
	Quoted Prices	Inputs		Inputs(d)	Total
Securities Sold Short	$(1,597,374)	$—		$—	$(1,597,374)
Other financial instruments - Assets*:
Commodity contracts	1,179,310	1,483,389		—	2,662,699
Equity contracts	1,230,000	158,888,468		—	160,118,468
Foreign exchange currency contracts	—	50,179,695		—	50,179,695

Other financial instruments - Liabilities*:
Commodity contracts	(1,657,535)	(1,922,401)		—	(3,579,936)
Equity contracts	(1,273,110)	(43,515,977)		—	(44,789,087)
Interest rate contracts		(3,843,213)		—	(3,843,213)
Foreign exchange currency contracts	—	(26,956,330)		—	(26,956,330)
Total	$1,918,524,444	$5,418,567,636		$3,790,167	$7,340,882,247

Fixed Income Fund
Corporate Bonds	$—	$240,554,908(a	)	$—	$240,554,908
Asset-Backed Securities	—	46,357,664(a	)	—	46,357,664
Municipal Bonds	—	23,304,433(a	)	—	23,304,433
Collateralized Mortgage Obligations	—	2,326,002(a	)		2,326,002
U.S. Government Agencies	—	29,932,273		—	29,932,273
U.S. Government Securities	—	229,128,986		—	229,128,986
Government Bonds	—	2,953,983(a	)	—	2,953,983
Investment Company	11,610,200	—		—	11,610,200
Total	$11,610,200	$574,558,249		$—	$586,168,449

Municipal Bond Fund
Municipal Bonds	$—	$1,307,695,438(a	)	$—	$1,307,695,438
U.S. Government Securities	—	31,220,688		—	31,220,688
Investment Company	36,998,000	—		—	36,998,000
Total	$36,998,000	$1,338,916,126		$—	$1,375,914,126

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At July 31, 2015, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Fund and Strategic Opportunities Fund were transferred into Level 2 from Level 1 in the amount of $1,408,095 and $810,256, respectively and out of Level 2 into Level 1 in the amount of $700,035 and $0 respectively.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
(d)	The Small & Mid Cap Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended July 31, 2015. There were transfers into Level 3 of $1,336,403 and out of Level 3 in the amount of $779,048 for the Small & Mid Cap Fund. In addition, there were no significant purchases and sales during the period. As of July 31, 2015, the percentage of NAV was 0.02% and 0.05% for the Small & Mid Cap Fund and Strategic Opportunities Fund, respectively.
(e)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

161

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

In August 2014, FASB issued Accounting Standards Update (“ASU”), “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” Under GAAP, a reporting entity’s continued existence is the basis for preparing financial statements as a going concern (commonly referred to as the going concern basis of accounting) unless and until the entity’s liquidation becomes imminent. This ASU provides guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures in the entity’s financial statements. The ASU becomes effective for all entities for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the period ended July 31, 2015.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

162

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of June 31, 2015
	Derivative Assets		Derivative Liabilities
Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$14,245,393	Unrealized depreciation on forward foreign currency exchange contracts	$—
Total		$14,245,393		$—

Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$4,912,476	Unrealized depreciation on forward foreign currency exchange contracts	$364,575
Total		$4,912,476		$364,575

Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity risk	Investments, at value (purchased options)	$725,492	Written option contracts, at value	$1,543,310
	Unrealized appreciation on swap contracts	1,408,432	Unrealized depreciation on swap contracts	1,352,701
Interest Rate Risk			Unrealized depreciation on swap contracts	3,843,213
Equity Risk	Unrealized appreciation on swap contracts	11,741,505	Unrealized depreciation on swap contracts	8,530,028
	Structured option contracts, at value	147,146,963	Structured option contracts, at value	34,985,949
	Investments, at value (purchased options)	1,230,000	Written option contracts, at value	1,273,110

Foreign Currency Exchange Risk	Unrealized appreciation on swap contracts	16,190	Unrealized depreciation on swap contracts	600,834
	Structured option contracts, at value	33,713,192	Structured option contracts, at value	11,751,655
	Unrealized appreciation on forward foreign currency exchange contracts	16,450,313	Unrealized depreciation on forward foreign currency exchange contracts	14,603,841
Total		$212,432,087		$78,484,641

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a future commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

163

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of July 31, 2015, the Large Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
U.S. Dollar	74,530,251	Euro	66,991,501	Bank of New York Mellon Corp.	09/04/15	$923,004
U.S. Dollar	216,495,559	Euro	193,002,002	Bank of New York Mellon Corp.	09/10/15	4,414,350
U.S. Dollar	175,000,000	Japanese Yen	21,583,765,000	Bank of New York Mellon Corp.	09/17/15	733,740
U.S. Dollar	78,839,708	Euro	70,308,787	Bank of New York Mellon Corp.	10/14/15	1,538,697
U.S. Dollar	150,000,004	Euro	135,894,184	Bank of New York Mellon Corp.	10/30/15	550,299
U.S. Dollar	112,719,058	Euro	100,501,947	Citibank, N.A.	09/10/15	2,281,994
U.S. Dollar	112,636,202	Euro	100,445,980	Citibank, N.A.	09/10/15	2,260,637
U.S. Dollar	78,803,196	Euro	70,271,962	Citibank, N.A.	10/14/15	1,542,672
						$14,245,393

As of July 31, 2015, the Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	202,931,351	Euro	180,377,500	Bank of New York Mellon Corp.	09/10/15	$4,722,639
U.S. Dollar	45,000,002	Euro	40,851,082	Barclays Plc	11/04/15	74,001
U.S. Dollar	103,485,088	Euro	94,326,719	Citibank, N.A.	10/09/15	(213,723)
U.S. Dollar	9,120,145	New Zealand Dollar	13,740,000	Citibank, N.A.	10/30/15	115,836
U.S. Dollar	49,210,312	Euro	44,900,000	JPMorgan Chase Bank N.A.	10/09/15	(150,852)
						$4,547,901

As of July 31, 2015, the Strategic Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	3,913,011	Euro	3,535,300	Bank of America N.A.	03/29/16	$11,614
U.S. Dollar	500,841	Euro	451,900	Bank of America N.A.	03/29/16	2,144
U.S. Dollar	3,912,930	Euro	3,552,300	Bank of America N.A.	03/29/16	(7,229)
U.S. Dollar	2,347,810	Euro	2,117,500	Bank of America N.A.	03/30/16	10,968
U.S. Dollar	29,970,849	Chinese Offshore Yuan	188,145,000	Bank of New York Mellon Corp.	08/19/15	(220,996)
U.S. Dollar	8,914,981	Canadian Dollar	11,111,400	Bank of New York Mellon Corp.	09/25/15	422,122
Australian Dollar	6,144,084	U.S. Dollar	4,534,039	Bank of New York Mellon Corp.	10/16/15	(61,972)
164

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Swedish Krona	164,370,000	U.S. Dollar	19,208,725	Bank of New York Mellon Corp.	10/30/15	$(118,438)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	163,302	Barclays Plc	08/05/15	(13,511)
U.S. Dollar	463,238	Japanese Yen	47,210,000	Barclays Plc	08/11/15	82,273
Singapore Dollar	4,400,417	U.S. Dollar	3,247,061	Barclays Plc	08/12/15	(40,647)
Singapore Dollar	1,151,000	U.S. Dollar	849,008	Barclays Plc	08/17/15	(10,454)
Chinese Offshore Yuan	188,145,000	U.S. Dollar	30,000,000	Barclays Plc	08/19/15	191,845
U.S. Dollar	713,555	Japanese Yen	73,417,000	Barclays Plc	08/24/15	121,037
U.S. Dollar	1,993,134	Japanese Yen	205,823,000	Barclays Plc	08/26/15	331,988
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	418,988	Barclays Plc	09/03/15	(32,405)
Japanese Yen	930,384,000	U.S. Dollar	7,500,000	Barclays Plc	09/11/15	10,977
Singapore Dollar	31,700,450	U.S. Dollar	23,548,011	Barclays Plc	09/18/15	(475,012)
Hong Kong Dollar	307,196,000	U.S. Dollar	39,676,590	Barclays Plc	10/26/15	(53,593)
Hong Kong Dollar	307,680,000	U.S. Dollar	39,739,102	Barclays Plc	10/26/15	(53,678)
Hong Kong Dollar	307,740,000	U.S. Dollar	39,746,852	Barclays Plc	10/26/15	(53,688)
U.S. Dollar	215,913	Japanese Yen	25,530,000	Barclays Plc	12/22/15	9,388
U.S. Dollar	1,161,987	Japanese Yen	137,140,000	Barclays Plc	02/25/16	50,728
U.S. Dollar	3,771,936	Japanese Yen	447,710,000	Barclays Plc	02/26/16	143,996
U.S. Dollar	1,995,954	Japanese Yen	238,049,400	Barclays Plc	03/09/16	66,302
U.S. Dollar	1,235,649	Japanese Yen	146,370,000	Barclays Plc	03/28/16	48,517
U.S. Dollar	3,167,842	Japanese Yen	393,370,000	Barclays Plc	06/10/16	(29,321)
Indonesian Rupiah	61,200,000,000	U.S. Dollar	4,216,328	Barclays Plc	07/15/16	(96,719)
U.S. Dollar	1,518,492	Japanese Yen	185,480,000	Barclays Plc	07/29/16	8,735
Euro	7,500,000	U.S. Dollar	8,379,631	Citibank, N.A.	08/07/15	(142,026)
Japanese Yen	2,339,987,200	U.S. Dollar	19,501,015	Citibank, N.A.	08/07/15	(618,991)
U.S. Dollar	14,394,475	United Kingdom Pound	9,379,819	Citibank, N.A.	08/07/15	(252,738)
United Kingdom Pound	5,000,000	U.S. Dollar	7,895,676	Citibank, N.A.	08/07/15	(87,841)
U.S. Dollar	354,527	Euro	265,136	Citibank, N.A.	08/10/15	63,304
U.S. Dollar	102,639	Euro	76,711	Citibank, N.A.	08/10/15	18,381
Hungary Forint	1,104,500,000	U.S. Dollar	4,043,788	Citibank, N.A.	08/14/15	(96,311)
U.S. Dollar	15,361,059	United Kingdom Pound	9,814,313	Citibank, N.A.	08/14/15	36,136
United Kingdom Pound	5,000,000	U.S. Dollar	7,764,576	Citibank, N.A.	08/14/15	42,860
Chilean Unidad de Fomento	41,618,000	U.S. Dollar	68,885	Citibank, N.A.	08/17/15	(7,163)
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,613,178	Citibank, N.A.	08/17/15	(167,752)
Polish Zloty	31,055,100	U.S. Dollar	8,497,368	Citibank, N.A.	08/28/15	(271,731)
U.S. Dollar	4,508,370	Euro	4,050,643	Citibank, N.A.	08/28/15	58,156
Euro	7,500,000	U.S. Dollar	8,586,938	Citibank, N.A.	09/04/15	(346,276)
Indian Rupee	12,050,000	U.S. Dollar	184,054	Citibank, N.A.	09/11/15	2,704
U.S. Dollar	2,160,760	Canadian Dollar	2,668,288	Citibank, N.A.	09/11/15	121,118
U.S. Dollar	8,943,424	Canadian Dollar	11,075,500	Citibank, N.A.	09/25/15	478,005
U.S. Dollar	800,089	Euro	620,368	Citibank, N.A.	09/28/15	118,208
165

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	653,510	Citibank, N.A.	10/08/15	$(31,816)
Japanese Yen	1,165,172,000	U.S. Dollar	9,607,171	Citibank, N.A.	10/16/15	(195,223)
U.S. Dollar	25,312,035	Canadian Dollar	32,314,635	Citibank, N.A.	10/16/15	615,767
U.S. Dollar	907,993	Australian Dollar	1,138,000	Citibank, N.A.	11/19/15	81,086
U.S. Dollar	1,529,122	Japanese Yen	177,080,000	Citibank, N.A.	11/19/15	97,754
U.S. Dollar	33,355	Australian Dollar	43,500	Citibank, N.A.	12/18/15	1,791
U.S. Dollar	337,314	Japanese Yen	39,830,000	Citibank, N.A.	12/22/15	15,109
U.S. Dollar	5,407,413	Euro	4,616,000	Citibank, N.A.	01/25/16	322,240
U.S. Dollar	1,139,092	Euro	999,800	Citibank, N.A.	01/29/16	37,567
U.S. Dollar	3,334,386	Euro	2,903,000	Citibank, N.A.	02/09/16	135,056
U.S. Dollar	1,185,084	Euro	1,080,000	Citibank, N.A.	03/10/16	(6,136)
U.S. Dollar	14,249,655	Euro	13,298,791	Citibank, N.A.	03/16/16	(421,072)
U.S. Dollar	1,056,513	Euro	952,000	Citibank, N.A.	04/08/16	5,641
U.S. Dollar	66,719	Australian Dollar	87,700	Citibank, N.A.	06/20/16	3,584
U.S. Dollar	439,996	Euro	398,462	Citibank, N.A.	07/28/16	(1,212)
U.S. Dollar	107,576	Polish Zloty	407,100	Citibank, N.A.	07/23/15	1,151
U.S. Dollar	2,289,744	Japanese Yen	284,100,000	Citibank, N.A.	06/10/16	(19,314)
Chilean Unidad de Fomento	91,184,000	U.S. Dollar	148,057	Deutsche Bank AG	08/06/15	(12,437)
Chilean Unidad de Fomento	138,138,000	U.S. Dollar	215,420	Deutsche Bank AG	08/11/15	(10,215)
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	170,497	Deutsche Bank AG	08/12/15	(20,650)
Indian Rupee	6,884,000	U.S. Dollar	105,616	Deutsche Bank AG	08/12/15	1,626
Chilean Unidad de Fomento	118,660,000	U.S. Dollar	184,312	Deutsche Bank AG	08/14/15	(8,188)
Polish Zloty	11,489,000	Euro	2,695,683	Deutsche Bank AG	08/19/15	82,722
Chilean Unidad de Fomento	2,170,640,000	U.S. Dollar	3,654,276	Deutsche Bank AG	08/21/15	(438,672)
Chilean Unidad de Fomento	69,340,000	U.S. Dollar	114,009	Deutsche Bank AG	08/24/15	(11,373)
Indian Rupee	17,195,000	U.S. Dollar	265,048	Deutsche Bank AG	08/26/15	2,116
Chilean Unidad de Fomento	107,250,000	U.S. Dollar	175,360	Deutsche Bank AG	08/27/15	(16,741)
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	337,894	Deutsche Bank AG	08/27/15	(38,405)
Chilean Unidad de Fomento	111,242,000	U.S. Dollar	178,768	Deutsche Bank AG	08/31/15	(14,397)
U.S. Dollar	305,512	Euro	230,990	Deutsche Bank AG	08/31/15	51,726
U.S. Dollar	502,162	Euro	380,000	Deutsche Bank AG	09/02/15	84,648
Chilean Unidad de Fomento	31,832,000	U.S. Dollar	50,527	Deutsche Bank AG	09/04/15	(3,509)
Chilean Unidad de Fomento	138,138,000	U.S. Dollar	218,124	Deutsche Bank AG	09/08/15	(14,160)
Chilean Unidad de Fomento	470,475,000	U.S. Dollar	776,874	Deutsche Bank AG	09/08/15	(82,205)
U.S. Dollar	713,500	Euro	540,850	Deutsche Bank AG	09/08/15	119,202
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	400,082	Deutsche Bank AG	09/09/15	(39,946)
166

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	82,860,000	U.S. Dollar	129,956	Deutsche Bank AG	09/17/15	$(7,711)
Chilean Unidad de Fomento	81,840,000	U.S. Dollar	127,865	Deutsche Bank AG	09/21/15	(7,169)
U.S. Dollar	2,221,294	Euro	1,720,000	Deutsche Bank AG	09/23/15	330,891
Chilean Unidad de Fomento	59,452,000	U.S. Dollar	93,270	Deutsche Bank AG	09/28/15	(5,647)
U.S. Dollar	1,030,264	Euro	800,000	Deutsche Bank AG	09/28/15	150,940
Indian Rupee	28,396,319	U.S. Dollar	434,444	Deutsche Bank AG	09/30/15	4,446
Chilean Unidad de Fomento	32,969,000	U.S. Dollar	51,663	Deutsche Bank AG	10/07/15	(3,112)
U.S. Dollar	2,017,267	Euro	1,852,488	Deutsche Bank AG	10/08/15	(19,246)
Chilean Unidad de Fomento	118,660,000	U.S. Dollar	183,372	Deutsche Bank AG	10/15/15	(8,754)
Indian Rupee	93,183,000	U.S. Dollar	1,448,955	Deutsche Bank AG	10/20/15	(13,316)
U.S. Dollar	1,091,641	Euro	860,000	Deutsche Bank AG	10/26/15	145,923
Indian Rupee	22,003,000	U.S. Dollar	340,953	Deutsche Bank AG	10/27/15	(2,338)
Indian Rupee	32,760,147	U.S. Dollar	504,662	Deutsche Bank AG	10/30/15	(751)
U.S. Dollar	873,438	Euro	684,003	Deutsche Bank AG	10/30/15	121,205
U.S. Dollar	58,126	Euro	45,895	Deutsche Bank AG	11/03/15	7,649
Indian Rupee	58,118,733	U.S. Dollar	892,898	Deutsche Bank AG	11/06/15	(54)
U.S. Dollar	2,379,250	Euro	1,905,000	Deutsche Bank AG	11/10/15	283,771
U.S. Dollar	230,497	Euro	184,184	Deutsche Bank AG	11/16/15	27,873
U.S. Dollar	1,233,489	Japanese Yen	143,060,000	Deutsche Bank AG	11/18/15	77,138
U.S. Dollar	63,451	Euro	50,759	Deutsche Bank AG	11/19/15	7,607
Singapore Dollar	350,000	U.S. Dollar	258,493	Deutsche Bank AG	11/30/15	(4,148)
Singapore Dollar	350,000	U.S. Dollar	262,497	Deutsche Bank AG	11/30/15	(8,151)
U.S. Dollar	835,959	Euro	670,000	Deutsche Bank AG	12/04/15	98,618
U.S. Dollar	3,608,615	Euro	2,900,000	Deutsche Bank AG	12/14/15	416,511
U.S. Dollar	104,520	Japanese Yen	12,210,000	Deutsche Bank AG	12/21/15	5,749
Singapore Dollar	1,969,400	U.S. Dollar	1,470,415	Deutsche Bank AG	12/23/15	(39,753)
U.S. Dollar	1,138,352	Euro	971,000	Deutsche Bank AG	01/20/16	68,765
U.S. Dollar	3,523,872	Euro	3,008,000	Deutsche Bank AG	01/25/16	210,137
U.S. Dollar	1,099,492	Euro	997,000	Deutsche Bank AG	01/27/16	1,111
U.S. Dollar	1,818,422	Euro	1,580,000	Deutsche Bank AG	02/09/16	77,140
U.S. Dollar	3,429,407	Euro	3,010,100	Deutsche Bank AG	02/26/16	110,503
U.S. Dollar	120,568	Euro	107,000	Deutsche Bank AG	03/07/16	2,558
U.S. Dollar	2,112,135	Euro	1,900,000	Deutsche Bank AG	03/09/16	16,528
U.S. Dollar	677,792	Euro	615,000	Deutsche Bank AG	03/29/16	(895)
U.S. Dollar	165,396	Euro	150,689	Deutsche Bank AG	03/31/16	(906)
U.S. Dollar	803,722	Euro	742,242	Deutsche Bank AG	04/13/16	(15,719)
U.S. Dollar	370,970	Euro	330,000	Deutsche Bank AG	05/09/16	6,387
U.S. Dollar	3,400,343	Euro	3,001,450	Deutsche Bank AG	06/13/16	81,156
U.S. Dollar	523,049	Euro	459,000	Deutsche Bank AG	06/15/16	15,431
U.S. Dollar	100,082	Japanese Yen	12,230,000	Deutsche Bank AG	06/22/16	647
Indian Rupee	13,777,000	U.S. Dollar	214,141	Deutsche Bank AG	10/23/15	(1,985)
U.S. Dollar	684,855	Euro	629,000	Deutsche Bank AG	01/22/16	(8,036)
U.S. Dollar	629,665	Euro	571,000	Deutsche Bank AG	07/25/16	(2,511)
U.S. Dollar	637,802	Euro	475,000	Goldman Sachs Group, Inc.	08/12/15	116,053
U.S. Dollar	419,942	Euro	373,000	Goldman Sachs Group, Inc.	11/09/15	9,654
U.S. Dollar	421,120	Euro	377,000	Goldman Sachs Group, Inc.	11/13/15	6,400
167

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	559,219	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	11/13/15	$18,370
U.S. Dollar	768,675	Euro	682,000	Goldman Sachs Group, Inc.	11/16/15	18,394
U.S. Dollar	830,650	Euro	740,000	Goldman Sachs Group, Inc.	11/23/15	16,450
U.S. Dollar	137,195	Japanese Yen	16,246,000	Goldman Sachs Group, Inc.	01/08/16	5,721
U.S. Dollar	1,095,097	Euro	996,000	Goldman Sachs Group, Inc.	01/27/16	(2,182)
U.S. Dollar	1,387,305	Japanese Yen	162,280,000	Goldman Sachs Group, Inc.	01/27/16	73,419
U.S. Dollar	293,123	Euro	255,000	Goldman Sachs Group, Inc.	02/09/16	12,093
U.S. Dollar	272,926	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/16	12,403
U.S. Dollar	1,815,309	Euro	1,580,000	Goldman Sachs Group, Inc.	02/17/16	73,647
U.S. Dollar	2,505,710	Japanese Yen	295,495,910	Goldman Sachs Group, Inc.	02/17/16	111,824
U.S. Dollar	3,992,524	Euro	2,975,000	HSBC Holdings Plc	08/04/15	725,066
Indian Rupee	21,454,750	U.S. Dollar	333,498	HSBC Holdings Plc	08/05/15	1,044
Indian Rupee	43,702,000	U.S. Dollar	671,512	HSBC Holdings Plc	08/11/15	9,431
Singapore Dollar	1,468,000	U.S. Dollar	1,087,327	HSBC Holdings Plc	08/11/15	(17,618)
Indian Rupee	7,436,000	U.S. Dollar	114,068	HSBC Holdings Plc	08/12/15	1,774
Indian Rupee	18,770,000	U.S. Dollar	289,216	HSBC Holdings Plc	08/13/15	3,137
Singapore Dollar	864,000	U.S. Dollar	636,195	HSBC Holdings Plc	08/17/15	(6,733)
Singapore Dollar	864,000	U.S. Dollar	636,195	HSBC Holdings Plc	08/18/15	(6,753)
U.S. Dollar	3,008,728	Japanese Yen	307,492,000	HSBC Holdings Plc	08/20/15	527,179
U.S. Dollar	1,408,892	Japanese Yen	145,609,000	HSBC Holdings Plc	08/25/15	233,730
Mexican Peso	102,610,000	U.S. Dollar	7,633,253	HSBC Holdings Plc	08/27/15	(1,277,933)
U.S. Dollar	2,263,501	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/15	371,232
Singapore Dollar	2,488,300	U.S. Dollar	1,785,007	HSBC Holdings Plc	09/16/15	26,192
Singapore Dollar	2,091,000	U.S. Dollar	1,656,894	HSBC Holdings Plc	09/21/15	(135,101)
Indian Rupee	21,454,750	U.S. Dollar	330,361	HSBC Holdings Plc	10/05/15	976
U.S. Dollar	2,897,545	Euro	2,263,000	HSBC Holdings Plc	10/20/15	409,238
Indian Rupee	74,579,000	U.S. Dollar	1,150,303	HSBC Holdings Plc	10/30/15	(3,141)
U.S. Dollar	614,828	Japanese Yen	70,138,000	HSBC Holdings Plc	11/12/15	47,984
U.S. Dollar	319,333	Japanese Yen	37,330,000	HSBC Holdings Plc	11/24/15	17,552
U.S. Dollar	887,553	Euro	720,487	HSBC Holdings Plc	12/09/15	94,573
U.S. Dollar	2,278,663	Japanese Yen	285,300,000	HSBC Holdings Plc	12/09/15	(28,559)
U.S. Dollar	104,575	Japanese Yen	12,230,000	HSBC Holdings Plc	12/21/15	5,642
Singapore Dollar	1,574,000	U.S. Dollar	1,166,159	HSBC Holdings Plc	12/22/15	(22,716)
U.S. Dollar	800,111	Japanese Yen	98,220,000	HSBC Holdings Plc	01/19/16	5,032
U.S. Dollar	1,706,568	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/16	89,682
U.S. Dollar	2,107,933	Euro	1,856,000	HSBC Holdings Plc	02/10/16	62,423
U.S. Dollar	3,509,113	Japanese Yen	413,370,000	HSBC Holdings Plc	02/12/16	160,775
U.S. Dollar	434,532	Japanese Yen	51,260,000	HSBC Holdings Plc	02/25/16	19,167
U.S. Dollar	456,782	Japanese Yen	54,300,000	HSBC Holdings Plc	03/04/16	16,684
U.S. Dollar	320,227	Euro	288,000	HSBC Holdings Plc	03/09/16	2,577
Mexican Peso	50,041,430	U.S. Dollar	3,146,073	HSBC Holdings Plc	03/11/16	(94,392)
U.S. Dollar	1,986,671	Euro	1,864,543	HSBC Holdings Plc	04/18/16	(72,082)
U.S. Dollar	3,379,502	Japanese Yen	418,940,000	HSBC Holdings Plc	06/10/16	(25,484)
U.S. Dollar	2,159,446	Euro	1,606,300	JPMorgan Chase Bank N.A.	08/05/15	395,215
U.S. Dollar	2,121,972	Euro	1,584,300	JPMorgan Chase Bank N.A.	08/11/15	381,771
U.S. Dollar	2,163,103	Euro	1,612,000	JPMorgan Chase Bank N.A.	08/20/15	392,271
U.S. Dollar	2,169,661	Japanese Yen	221,633,000	JPMorgan Chase Bank N.A.	08/20/15	381,019
U.S. Dollar	1,416,435	Japanese Yen	146,373,000	JPMorgan Chase Bank N.A.	08/26/15	235,096
U.S. Dollar	976,518	Euro	737,287	JPMorgan Chase Bank N.A.	08/27/15	166,513
U.S. Dollar	1,089,639	Japanese Yen	112,727,000	JPMorgan Chase Bank N.A.	08/27/15	179,839
U.S. Dollar	703,004	Japanese Yen	72,717,000	JPMorgan Chase Bank N.A.	08/31/15	116,090
Singapore Dollar	2,807,550	U.S. Dollar	2,051,253	JPMorgan Chase Bank N.A.	09/09/15	(7,268)
168

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Hungary Forint	348,678,000	Euro	1,107,020	JPMorgan Chase Bank N.A.	09/25/15	$28,698
Indian Rupee	488,000,000	Japanese Yen	905,288,800	JPMorgan Chase Bank N.A.	10/08/15	220,948
Malaysian Ringgit	15,609,000	Japanese Yen	509,576,096	JPMorgan Chase Bank N.A.	10/08/15	(85,410)
Malaysian Ringgit	10,882,486	Japanese Yen	351,240,071	JPMorgan Chase Bank N.A.	10/13/15	(28,556)
U.S. Dollar	184,558	Euro	147,287	JPMorgan Chase Bank N.A.	11/12/15	22,538
U.S. Dollar	714,045	Euro	572,000	JPMorgan Chase Bank N.A.	12/15/15	84,417
Malaysian Ringgit	14,979,000	Euro	3,412,850	JPMorgan Chase Bank N.A.	01/19/16	67,981
U.S. Dollar	3,657,687	Euro	3,186,000	JPMorgan Chase Bank N.A.	02/17/16	145,702
U.S. Dollar	511,403	Japanese Yen	60,600,000	JPMorgan Chase Bank N.A.	03/03/16	20,258
U.S. Dollar	12,791,223	Euro	11,944,925	JPMorgan Chase Bank N.A.	03/16/16	(385,970)
U.S. Dollar	221,364	Euro	203,185	JPMorgan Chase Bank N.A.	04/21/16	(3,003)
Euro	5,000,000	U.S. Dollar	5,646,660	JPMorgan Chase Bank N.A.	08/07/15	(154,923)
Euro	10,000,000	U.S. Dollar	11,142,881	JPMorgan Chase Bank N.A.	08/07/15	(159,407)
Malaysian Ringgit	203,590,010	U.S. Dollar	56,077,678	JPMorgan Chase Bank N.A.	08/07/15	(3,027,671)
U.S. Dollar	20,000,000	Malaysian Ringgit	75,650,000	JPMorgan Chase Bank N.A.	08/07/15	287,672
U.S. Dollar	33,384,088	Malaysian Ringgit	127,940,010	JPMorgan Chase Bank N.A.	08/07/15	46,409
U.S. Dollar	11,770,406	Swedish Krona	98,313,000	JPMorgan Chase Bank N.A.	08/07/15	372,731
Chinese Yuan	373,770,000	U.S. Dollar	60,000,000	JPMorgan Chase Bank N.A.	08/12/15	1,058,823
Indian Rupee	2,633,000	U.S. Dollar	40,817	JPMorgan Chase Bank N.A.	08/12/15	202
U.S. Dollar	30,382,986	Chinese Yuan	190,000,000	JPMorgan Chase Bank N.A.	08/12/15	(655,291)
U.S. Dollar	29,206,929	Chinese Yuan	183,770,000	JPMorgan Chase Bank N.A.	08/12/15	(813,618)
Chilean Unidad de Fomento	41,242,000	U.S. Dollar	68,321	JPMorgan Chase Bank N.A.	08/17/15	(7,157)
Chinese Offshore Yuan	156,487,500	U.S. Dollar	25,000,000	JPMorgan Chase Bank N.A.	08/19/15	111,730
U.S. Dollar	24,938,247	Chinese Offshore Yuan	156,487,500	JPMorgan Chase Bank N.A.	08/19/15	(173,483)
Euro	10,000,000	U.S. Dollar	11,246,461	JPMorgan Chase Bank N.A.	08/21/15	(261,011)
Euro	21,897,301	U.S. Dollar	24,996,448	JPMorgan Chase Bank N.A.	08/28/15	(939,114)
Singapore Dollar	12,245,500	U.S. Dollar	9,143,701	JPMorgan Chase Bank N.A.	08/28/15	(225,474)
United Kingdom Pound	5,000,000	U.S. Dollar	7,671,570	JPMorgan Chase Bank N.A.	09/04/15	134,678
Chinese Offshore Yuan	125,420,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank N.A.	09/10/15	88,939
Indian Rupee	2,633,000	U.S. Dollar	40,526	JPMorgan Chase Bank N.A.	09/10/15	287
U.S. Dollar	20,019,474	Chinese Offshore Yuan	125,420,000	JPMorgan Chase Bank N.A.	09/10/15	(69,465)
U.S. Dollar	7,014,089	Euro	6,231,632	JPMorgan Chase Bank N.A.	09/11/15	166,325
Euro	18,783,717	U.S. Dollar	21,132,002	JPMorgan Chase Bank N.A.	09/18/15	(488,917)
Japanese Yen	1,240,569,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	09/18/15	16,493
Indian Rupee	2,633,000	U.S. Dollar	40,346	JPMorgan Chase Bank N.A.	10/19/15	227
Euro	15,000,000	U.S. Dollar	16,396,711	JPMorgan Chase Bank N.A.	10/23/15	97,539
U.S. Dollar	39,675,111	Hong Kong Dollar	307,740,000	JPMorgan Chase Bank N.A.	10/26/15	(18,052)
U.S. Dollar	39,603,445	Hong Kong Dollar	307,196,000	JPMorgan Chase Bank N.A.	10/26/15	(19,552)
Australian Dollar	6,255,646	U.S. Dollar	4,552,484	JPMorgan Chase Bank N.A.	10/30/15	(2,515)
Euro	20,000,000	U.S. Dollar	21,872,421	JPMorgan Chase Bank N.A.	10/30/15	122,590
Euro	10,000,000	U.S. Dollar	10,937,401	JPMorgan Chase Bank N.A.	10/30/15	60,105
169

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Euro	15,000,000	U.S. Dollar	16,463,941	JPMorgan Chase Bank N.A.	10/30/15	$32,318
Euro	12,000,000	U.S. Dollar	13,277,280	JPMorgan Chase Bank N.A.	10/30/15	(80,273)
U.S. Dollar	19,990,540	Canadian Dollar	26,013,470	JPMorgan Chase Bank N.A.	10/30/15	111,424
U.S. Dollar	20,000,000	Mexican Peso	332,067,240	JPMorgan Chase Bank N.A.	11/06/15	(450,980)
Malaysian Ringgit	127,940,010	U.S. Dollar	32,948,202	JPMorgan Chase Bank N.A.	11/13/15	(31,543)
U.S. Dollar	3,984,998	Australian Dollar	4,954,000	JPMorgan Chase Bank N.A.	11/18/15	385,088
U.S. Dollar	2,891,516	Australian Dollar	3,628,000	JPMorgan Chase Bank N.A.	11/19/15	255,296
U.S. Dollar	207,722	Euro	180,987	JPMorgan Chase Bank N.A.	05/20/16	7,707
U.S. Dollar	480,506	Japanese Yen	57,068,000	JPMorgan Chase Bank N.A.	05/20/16	16,957
U.S. Dollar	166,921	Australian Dollar	220,000	JPMorgan Chase Bank N.A.	06/20/16	8,543
U.S. Dollar	2,487,982	Australian Dollar	3,281,000	JPMorgan Chase Bank N.A.	06/22/16	126,196
Indonesian Rupiah	15,770,000,000	Australian Dollar	1,433,636	JPMorgan Chase Bank N.A.	06/23/16	35,481
Indonesian Rupiah	6,910,000,000	Australian Dollar	629,498	JPMorgan Chase Bank N.A.	06/24/16	14,501
U.S. Dollar	3,317,988	Euro	2,975,000	JPMorgan Chase Bank N.A.	07/29/16	23,697
Hong Kong Dollar	465,744,000	U.S. Dollar	60,000,000	JPMorgan Chase Bank N.A.	06/12/17	63,247
U.S. Dollar	503,331	Euro	403,000	Morgan Stanley	08/14/15	60,657
U.S. Dollar	541,038	Euro	403,000	Morgan Stanley	08/17/15	98,347
Chilean Unidad de Fomento	81,840,000	U.S. Dollar	126,801	Morgan Stanley	08/20/15	(5,529)
U.S. Dollar	894,458	Euro	816,000	Morgan Stanley	03/10/16	(5,574)
U.S. Dollar	762,990	Euro	686,000	Morgan Stanley	06/06/16	4,515
U.S. Dollar	1,395,887	Japanese Yen	166,449,000	Standard Chartered Bank	08/26/15	52,518
U.S. Dollar	417,975	Japanese Yen	50,022,000	Standard Chartered Bank	11/13/15	13,696
U.S. Dollar	279,122	Japanese Yen	31,954,500	Standard Chartered Bank	11/16/15	20,847
U.S. Dollar	669,156	Japanese Yen	78,840,000	Standard Chartered Bank	01/14/16	31,032
U.S. Dollar	1,036,709	Japanese Yen	127,990,000	Standard Chartered Bank	01/19/16	646
U.S. Dollar	39,668,399	Hong Kong Dollar	307,680,000	UBS AG	10/26/15	(17,026)
						$1,846,472

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

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Notes To Financial Statements - (Continued)
July 31, 2015 (Unaudited)

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund’s written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at October 31, 2014	39,003	$9,945,609
Options written	26,095	11,349,331
Options terminated in closing purchase transactions	(9,346)	(5,088,360)
Options exercised	(35,046)	(9,967,948)
Options expired	(13,014)	(3,748,136)
Contracts outstanding at July 31, 2015	7,692	$2,490,496

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option

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July 31, 2015 (Unaudited)

structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Federal Income Taxes:

As of October 31, 2014, the Fixed Income Fund had a long-term capital loss carryforward of $3,747,632, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

8.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of July 31, 2015, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

172

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	9/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	9/29/15

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	9/29/15

* Print the name and title of each signing officer under his or her signature.